   As filed with the Securities and Exchange Commission on October 30, 1998

                             Registration No. ____

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                                  ____________

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [  ] Pre-Effective Amendment No. __
                      [  ] Post-Effective Amendment No. __

                                  WM Trust II
               (Exact name of Registrant as Specified in Charter)

                         1201 Third Avenue, Suite 1400
                           Seattle, Washington  98101
                    (Address of Principal Executive Offices)
                                 (206) 461-3800
                        (Area Code and Telephone Number)
                                  ____________

                                  John T. West
                         1201 Third Avenue, Suite 1400
                           Seattle, Washington  98101
                    (Name and Address of Agent for Service)

                                   Copies to:
          Lawrence R. Small, Esq.                  Joseph B. Kittredge, Esq.
          Paine, Hamblen, Coffin,                  Ropes & Gray
          Brooke & Miller                          One International Place
          717 West Sprague Avenue, Suite 1200      Boston, MA  02110
          Spokane, WA  99201
                                  ____________

                 Approximate Date of Proposed Public Offering:
  As soon as practicable after this Registration Statement becomes effective.
                                  ____________

   It is proposed that this filing will become effective on November 30, 1998 pursuant to Rule 488.
                                  ____________

     The Registrant has registered an indefinite amount of its securities under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

                                  WM TRUST II

                             Cross-Reference Sheet
                           as required by Rule 481(a)


FORM N-14 ITEM   CAPTION IN PROSPECTUS/PROXY STATEMENT

     1           Cross-Reference Sheet; Outside Front Cover of Prospectus

     2           Outside Back Cover Page of Prospectus; Table of Contents

     3           Overview of Mergers; Risk Factors

     4           Approval or Disapproval of Agreement and Plan of Reorganization

     5           Information about the Acquiring Funds

     6           Information about the Acquired Funds

     7           Voting Information

     8,9         Not Applicable

FORM N-14 ITEM   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

     10          Cover Page

     11          Table of Contents

     12, 13      Additional Information about the Acquiring and Acquired
                 Funds

     14          Financial Statements

FORM N-14 ITEM   CAPTION IN PART C

     15          Indemnification

     16          Exhibits

     17          Undertakings

                            THE GRIFFIN FUNDS, INC.

                               MONEY MARKET FUND
                          TAX-FREE MONEY MARKET FUND
                             SHORT-TERM BOND FUND
                          U.S. GOVERNMENT INCOME FUND
                              MUNICIPAL BOND FUND
                           CALIFORNIA TAX-FREE FUND
                                   BOND FUND
                             GROWTH & INCOME FUND
                                  GROWTH FUND

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                                 [     ], 1998

To the Shareholders:

 Notice is hereby given that a Special Meeting of Shareholders of the Money Market Fund (the "Griffin Money Market Fund"), the Tax-Free Money Market Fund (the "Griffin Tax-Free Money Market Fund"), the Short-Term Bond Fund (the "Griffin Short-Term Bond Fund"), the U.S. Government Income Fund (the "Griffin U.S. Government Income Fund"), the Municipal Bond Fund (the "Griffin Municipal Bond Fund"), the California Tax-Free Fund (the "Griffin California Fund"), the Bond Fund (the "Griffin Bond Fund"), the Growth & Income Fund (the "Griffin Growth & Income Fund") and the Growth Fund (the "Griffin Growth Fund"), each a
series of The Griffin Funds, Inc., will be held on [      ], 1999 at [ :00
 .m.], Pacific Time, at the offices of Griffin Financial Investment Advisers, 5000 Rivergrade Road, Irwindale, California 91706, to consider the following:

 1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Griffin Money Market Fund to the Money Market Fund series of WM Trust I (the "WM Money Market Fund") in ex-change for shares of the WM Money Market Fund and the assumption by the WM Money Market Fund of all of the liabilities of the Griffin Money Market Fund, and the distribution of such shares to the shareholders of the Griffin Money Market Fund in complete liquidation of the Griffin Money Market Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN MONEY MARKET FUND ONLY.)

 2. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Griffin Tax-Free Money Market Fund to the Tax-Exempt Money Market Fund series of WM Trust I (the "WM Tax-Ex-empt Money Market Fund") in exchange for shares of the WM Tax-Exempt Money Market Fund and the assumption by the WM Tax-Exempt Money Market Fund of all of the liabilities of the Griffin Tax-Free Money Market Fund, and the distri-bution of such shares to the shareholders of the Griffin Tax-Free Money Market Fund in complete liquidation of the Griffin Tax-Free Money Market Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN TAX-FREE MONEY MARKET FUND ON-LY.)

 3. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Griffin Short-Term Bond Fund to the Short Term High Quality Bond Fund series of WM Trust II (the "WM Short Term Fund") in exchange for shares of the WM Short Term Fund and the assump-tion by the WM Short Term Fund of all of the liabilities of the Griffin Short-Term Bond Fund, and the distribution of such shares to the shareholders of the Griffin Short-Term Bond Fund in complete liquidation of the Griffin Short-Term Bond Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN SHORT-TERM BOND FUND ONLY.)

 4. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Griffin U.S. Government Income Fund to the U.S. Government Securities Fund series of WM Trust I (the "WM U.S. Government Fund") in exchange for shares of the WM U.S. Government Fund and the assumption by the WM U.S. Government Fund of all of the liabilities of the Griffin U.S. Government Income Fund, and the distribution of such shares to the shareholders of the Griffin U.S. Government Income Fund in complete liquidation of the Griffin U.S. Government Income Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN U.S. GOVERNMENT INCOME FUND ONLY.)

 5. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Griffin Municipal Bond Fund to the Tax-Exempt Bond Fund series of WM Trust I (the "WM Tax-Exempt Bond Fund") in exchange for shares of the WM Tax-Exempt Bond Fund and the assumption by the WM Tax-Exempt Bond Fund of all of the liabilities of the Griffin Municipal Bond Fund, and the distribution of such shares to the shareholders of the Griffin Municipal Bond Fund in complete liquidation of the Griffin Municipal Bond Fund. (TO BE VOTED UPON BY SHAREHOLDERS OF THE GRIFFIN MUNICIPAL BOND FUND ONLY.)

 6. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Griffin California Fund to the California Municipal Fund series of WM Trust II (the "WM California Fund") in exchange for shares of the WM California Fund and the assumption by the WM California Fund of all of the liabilities of the Griffin California Fund, and the distribution of such shares to the shareholders of the Griffin California Fund in complete liquidation of the Griffin California Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN CALIFORNIA FUND ONLY.)

 7. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Griffin Bond Fund to the Income Fund series of WM Trust I (the "WM Income Fund") in exchange for shares of the WM Income Fund and the assumption by the WM Income Fund of all of the liabili-ties of the Griffin Bond Fund, and the distribution of such shares to the shareholders of the Griffin Bond Fund in complete liquidation of the Griffin Bond Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN BOND FUND ON-LY.)

 8. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Griffin Growth & Income Fund to the Growth & Income Fund series of WM Trust I (the "WM Growth & Income Fund") in exchange for shares of the WM Growth & Income Fund and the assumption by the WM Growth & Income Fund of all of the liabilities of the Griffin Growth & Income Fund, and the distribution of such shares to the shareholders of the Griffin Growth & Income Fund in complete liquidation of the Griffin Growth & Income Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN GROWTH & IN-COME FUND ONLY.)

 9. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Griffin Growth Fund to the Growth Fund series of WM Trust II (the "WM Growth Fund") in exchange for shares of the WM Growth Fund and the assumption by the WM Growth Fund of all of the lia-bilities of the Griffin Growth Fund, and the distribution of such shares to the shareholders of the Griffin Growth Fund in complete liquidation of the Griffin Growth Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN GROWTH FUND ONLY.)

 10. To transact such other business as may properly come before the meeting.

 The Directors have fixed the close of business on [      ], 1998 as the rec-
ord date for determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

                                          By order of the Board of Directors
                                          [   ]

[      ], 1998

 WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POST-AGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.

                          PROSPECTUS/PROXY STATEMENT

                                                                 [      ], 1998

ACQUISITION OF THE ASSETS OF:                BY AND IN EXCHANGE FOR SHARES OF:
-----------------------------                -----------------------------------
Money Market Fund........................... Money Market Fund*
Tax-Free Money Market Fund.................. Tax-Exempt Money Market Fund*
Short-Term Bond Fund........................ Short Term High Quality Bond Fund**
U.S. Government Income Fund................. U.S. Government Securities Fund*
Municipal Bond Fund......................... Tax-Exempt Bond Fund*
California Tax-Free Fund.................... California Municipal Fund**
Bond Fund................................... Income Fund*
Growth & Income Fund........................ Growth & Income Fund*
Growth Fund................................. Growth Fund**
each a series of                             each a series of
The Griffin Funds, Inc.                      *WM Trust I
5000 Rivergrade Road                         **WM Trust II
Irwindale, California 91706                  Suite 1400
1-800-676-4450                               1201 Third Avenue
                                             Seattle, Washington 98101
                                             1-800-222-5852

 This Prospectus/Proxy Statements relates to the proposed mergers (the "Merg-ers") of the Money Market Fund (the "Griffin Money Market Fund"), the Tax-Free Money Market Fund (the "Griffin Tax-Free Money Market Fund"), the Short-Term Bond Fund (the "Griffin Short-Term Bond Fund"), the U.S. Government Income Fund (the "Griffin U.S. Government Income Fund"), the Municipal Bond Fund (the "Griffin Municipal Bond Fund"), the California Tax-Free Fund (the "Griffin California Fund"), the Bond Fund (the "Griffin Bond Fund"), the Growth & In-come Fund (the "Griffin Growth & Income Fund") and the Growth Fund (the "Grif-fin Growth Fund") (each an "Acquired Fund"), each a series of The Griffin Funds, Inc., into, respectively, the Money Market Fund (the "WM Money Market Fund"), the Tax-Exempt Money Market Fund (the "WM Tax-Exempt Money Market Fund"), the Short Term High Quality Bond Fund (the "WM Short Term Fund"), the U.S. Government Securities Fund (the "WM U.S. Government Fund"), the Tax-Ex-empt Bond Fund (the "WM Tax-Exempt Bond Fund"), the California Municipal Fund (the "WM California Fund"), the Income Fund (the "WM Income Fund"), the Growth & Income Fund (the "WM Growth & Income Fund") and the Growth Fund (the "WM Growth Fund") (each an "Acquiring Fund"), each a series of WM Trust I or WM Trust II, as indicated above. The Acquired Funds and the Acquiring Funds are sometimes referred to in this Prospectus/Proxy Statement as the "Funds." The Mergers are to be effected through the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange for shares of beneficial interest of the corresponding Acquiring Fund (the "Merger Shares") and the assumption by such Acquiring Fund of all of the liabilities of the Ac-quired Fund, followed by the distribution of the Merger Shares to the share-holders of the Acquired Fund in liquidation of the Acquired Fund. As a result of each proposed transaction, each shareholder of the Acquired Fund will re-ceive in exchange for his or her Acquired Fund shares a number of Acquiring Fund shares of the same class equal in value at the date of the exchange to the aggregate value of the shareholder's Acquired Fund shares of the same class.

 Because shareholders of the Acquired Funds are being asked to approve trans-actions that will result in their receiving shares of the Acquiring Funds, this Proxy Statement also serves as a Prospectus for the Merger Shares of each Acquiring Fund. The investment objective of each Acquiring Fund is as follows:

  1. WM MONEY MARKET FUND seeks to provide maximum current income, while pre-serving capital and maintaining liquidity. Investments are in high-quality money market instruments.

  2. WM TAX-EXEMPT MONEY MARKET FUND seeks to provide maximum current income that is exempt from federal tax, while preserving capital and maintaining liquidity. Its primary investments are high-quality, short-term municipal obligations.

  3. WM SHORT TERM FUND seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests at least 65% of its total assets in investment-grade short-term bonds and other fixed-income securities.

  4. WM U.S. GOVERNMENT FUND seeks to provide a high level of current income, consistent with safety and liquidity. The Fund invests primarily in U.S. Gov-ernment securities, including mortgage-backed securities.

  5. WM TAX-EXEMPT BOND FUND seeks to provide a high level of income that is exempt from federal taxes and to protect investors' capital. It invests in bonds issued by states, counties, cities and other governmental bodies whose bonds generate income exempt from federal tax. Subject to shareholder approv-al, it is expected that Van Kampen American Capital Management, Inc. ("Van Kampen") will serve as subadviser to this Fund, effective January 1, 1999.

  6. WM CALIFORNIA FUND seeks to provide investors with as high a level of current income exempt from federal and California State income tax as is con-sistent with prudent investment management preservation of capital. The Fund invests at least 80% of its total assets in intermediate and long-term Cali-fornia municipal obligations. Van Kampen serves as subadviser to this fund.

  7. WM INCOME FUND seeks to provide a high level of current income that is consistent with protection of shareholders' capital. It pursues this objec-tive through investment in a diversified pool of debt securities.

  8. WM GROWTH & INCOME FUND, established in 1949, seeks long-term capital growth, with current income as a secondary consideration. The Fund invests primarily in common stocks. The Fund may also invest in fixed-income obliga-tions and other securities.

  9. WM GROWTH FUND seeks long-term capital appreciation. The Fund invests primarily in common stocks that offer potential for growth. Janus Capital Corporation ("Janus") serves as subadviser to this Fund.

 Each of WM Trust I and WM Trust II is an open-end series management invest-ment company organized as a Massachusetts business trust.

 This Prospectus/Proxy Statement explains concisely what you should know be-fore investing in each Acquiring Fund. Please read it carefully and keep it for future reference.

 The following documents have been filed with the Securities and Exchange Com-mission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference: (i) the current Prospectus, dated January 31, 1998, of the Ac-quired Funds (the "Griffin Prospectus"); (ii) the Prospectus, dated March 23, 1998 and the Prospectus dated November 1, 1998, of the Acquiring Funds (the "WM Prospectuses"); (iii) the current Statement of Additional Information of the Acquired Funds, dated January 31, 1998 (the "Griffin SAI"); (iv) the cur-rent Statement of Additional Information of the Acquiring Funds, dated March 23, 1998, as revised April 16, 1998 and the Statement of Additional Informa-tion dated November 1, 1998 (the "WM SAI"); (v) the Report of Independent Au-ditors and financial statements in respect of each Acquired Fund included in the Acquired Funds' Annual Reports to Shareholders for the year ended Septem-ber 30, 1997 [and for the year ended September 30, 1998] (the "Griffin Annual Reports"); (vi) the Report of Independent Accountants and financial statements included in the Annual Report to Shareholders (A) in respect of each of the WM Money Market Fund, the WM Tax-Exempt Money Market Fund, the WM U.S. Government Fund, the WM Tax-Exempt Bond Fund and the WM Income Fund for the year ended December 31, 1997, (B) in respect of each of the WM Short Term Fund, WM Cali-fornia Fund and the WM Growth Fund for the year ended June 30, 1998, (C) in respect of the WM Growth & Income Fund for the year ended October 31, 1997 and
(D) in respect of each Acquiring Fund for the period ended October 31, 1998 (the "WM Annual Reports"); (vii) the unaudited financial statements in respect of each Acquired Fund contained in the Acquired Funds' Semi-Annual Report to Shareholders for the six months ended March 31, 1998 (the "Griffin Semi-Annual Report"); and (vii) the unaudited financial statements contained in the Semi-Annual Reports to Shareholders in respect of each of the WM Money Market Fund, the WM Tax-Exempt Money Market Fund, the WM U.S. Government Fund, the WM Tax-Exempt Bond Fund, the WM Income Fund and the WM Growth & Income Fund for the period ended April 30, 1998 (the "WM Semi-Annual Report").

 This Prospectus/Proxy Statement is accompanied by a copy of each of the WM Prospectuses. For a free copy of the WM SAI, WM Annual Reports or WM Semi-Annual Report referred to in the foregoing paragraph, please call 1-800-222-5852 or write to the WM Group of Funds at:

WM Group of Funds
P. O. Box 5118
Westborough, MA 01581-5118

 THE SECURITIES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT HAVE NOT BEEN AP-PROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE ACQUIRING FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND IN-VOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------------------------------
OVERVIEW OF MERGERS

PROPOSED TRANSACTIONS

 WM Advisors, Inc. ("WM Advisors"), which has been in the business of invest-ment management since 1944, is a direct subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a financial services company. Griffin Financial Invest-ment Advisers ("Griffin Advisers") became an indirect subsidiary of Washington Mutual as a result of the merger on September 30, 1998, of Griffin Advisers' former indirect parent, H.F. Ahmanson & Company, with and into a wholly-owned subsidiary of Washington Mutual (the "Washington Mutual/Ahmanson Merger").

 The Trustees of each Acquiring Fund have approved transactions involving, for each Acquiring Fund, the Merger of the Acquired Fund into the Acquiring Fund. Each Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Ac-quired Fund to the Acquiring Fund in exchange for the assumption by the Ac-quiring Fund of all the liabilities of the Acquired Fund and for shares of the Acquiring Fund, followed by the liquidation of the Acquired Fund.

 WM Advisors is the investment adviser to each Acquiring Fund, although WM Ad-visors has delegated responsibility for managing the portfolios of the WM Cal-ifornia Fund and the WM Growth Fund to Van Kampen and Janus, respectively. In addition, it is expected that, subject to shareholder approval, WM Advisors will delegate responsibility for managing the portfolio of the WM Tax-Exempt Bond Fund to Van Kampen, effective January 1, 1999. Griffin Advisers is the investment adviser to each Acquired Fund, but investment sub-advisers have primary responsibility for selecting investments for each Acquired Fund's portfolio. These subadvisers are Payden & Rygel Investment Counsel ("Payden & Rygel") in the case of the Griffin Money Market Fund, the Griffin Tax-Free Money Market Fund, the Griffin U.S. Government Income Fund, the Griffin Munic-ipal Bond Fund and the Griffin California Fund, T. Rowe Price Associates, Inc. ("T. Rowe Price") in the case of the Griffin Short-Term Bond Fund and the Griffin Growth Fund, and The Boston Company Asset Management, Inc. ("TBCAM") in the case of the Griffin Bond Fund and the Griffin Growth & Income Fund. If shareholders of an Acquired Fund approve its Merger, such approval will effec-tively change the party responsible for managing the assets of the Acquired Fund. However, each Acquiring Fund has an investment objective similar to its corresponding Acquired Fund. These objectives and certain differences in in-vestment policies are explained further below under "Comparison of Investment Objectives, Policies and Restrictions."

 As a result of each proposed Merger, each Acquired Fund will receive a number of Class A and Class B shares of the corresponding Acquiring Fund equal in value to the aggregate value of the net assets of the Acquired Fund being transferred and attributable to the Class A and Class B shares of the Acquired Fund, respectively. Following the transfer, (i) the Acquired Fund will dis-tribute to each of its Class A and Class B shareholders a number of full and fractional Class A and Class B Merger Shares of the relevant Acquiring Fund equal in value to the aggregate value of the shareholder's Class A and/or Class B Acquired Fund shares, as the case may be, and (ii) the Acquired Fund will be liquidated.

 The Class A and Class B shares of each Acquiring Fund have substantially sim-ilar characteristics to the corresponding classes of the respective Acquired Fund. Acquiring Fund Class A shares are generally sold subject to a front-end sales load and are subject to a servicing fee at an annual rate of 0.25% of assets attributable to Class A shares. Class A shares are generally not subject to a contingent deferred sales charge (a "CDSC"), except in the case of certain purchases of Class A shares without a sales load which are redeemed within two years after pur-chase. Acquiring Fund Class B shares are sold at net asset value, without an initial sales charge but subject to a CDSC at declining rates if redeemed within six years of purchase. Class B shares are subject to servicing and dis-tribution fees at an aggregate annual rate of 1.00% of assets attributable to Class B shares and generally convert automatically to Class A shares approxi-mately eight years after purchase. For purposes of determining the conversion date of Class B Merger Shares to Class A shares, the Merger Shares will be treated as having been purchased as of the date two years prior to the date that the Acquired Fund shares exchanged for such Merger Shares were originally purchased (so that, in effect, the conversion feature currently enjoyed by Griffin Fund shareholders will be "grandfathered"). No sales charge will be charged to Acquired Fund shareholders on the issuance of the Merger Shares, and no CDSC will be charged by the Acquired Funds on Acquired Fund shares ex-changed for Merger Shares. The Merger Shares will be subject to a CDSC on re-demption to the same extent that the Acquired Fund shares exchanged were so subject. For purposes of computing the CDSC if any, payable on redemption of Class A and Class B Merger Shares the Merger Shares will be treated as having been purchased as of the date that, and for the price (adjusted to reflect the Merger) at which, the Acquired Fund shares exchanged for such Merger Shares were originally purchased.

 [As described more fully below, the Directors of the Acquired Funds are ex-pected to approve the Mergers based on an evaluation of the Acquiring Funds and among other things, a careful review of the investment capabilities, phi-losophy and performance of WM Advisors, Van Kampen and Janus. The Directors of the Griffin Funds unanimously recommend that shareholders of each Acquired Fund approve the Merger for such Fund. In reaching that conclusion, the Direc-tors considered that each merger offers shareholders the opportunity to pursue a similar investment objective in a larger Fund, which may offer economies of scale and opportunities for greater diversification of risk; that the Mergers will offer broader exchange privileges; that WM Advisors has estimated that the Mergers should result in Fund operating expenses that are sustainable at lower rates than the Griffin Funds, except for the Griffin Growth & Income and Growth Funds, for which sustainable operating expenses are not expected to be significantly different than for the WM Growth & Income and Growth Fund, re-spectively; and that WM Advisors will be bearing the expense of the Mergers. See "Proposals--Background and Reasons for the Proposed Mergers."]

OPERATING EXPENSES

 As the following tables suggest, the Mergers should result in Griffin share-holders (other than shareholders of the Growth Fund) experiencing lower Fund expenses than those that are expected to become effective on April 1, 1999 with the reduction in or elimination of fee waivers and expense reimbursements currently in effect. See "Proposals--Background and Reasons for the Proposed Mergers." Of course, there can be no assurance that the Mergers will result in expense savings for shareholders. These tables summarize, for Class A shares and, for each Fund other than the money market funds, Class B shares, expenses
(i) that each Acquired Fund incurred in its fiscal year ended September 30, 1998, restated to reflect the reduction in or elimination of fee waivers and expense reimbursements expected to become effective on April 1, 1999, (ii) that each Acquiring Fund incurred in its fiscal year ended October 31, 1997, December 31, 1997, or June 30, 1998, as the case may be, restated to reflect fees, expenses, fee waivers and expense reimbursements in effect through at least October 31, 1999, and (iii) that each Acquiring Fund would have incurred in its most recent fiscal year after giving effect on a pro forma combined ba-sis to the proposed Merger, as if the Merger had occurred as of the beginning of such fiscal year (assuming the fees, expenses, fee waivers and expense re-imbursements in effect for the Funds had been in place since the beginning of such fiscal year). The tables are provided to help you understand an invest-or's share of the operating expenses which each Fund incurs. The examples show the estimated cumulative expenses attributable to a hypothetical $1,000 in-vestment in each Acquired Fund, each Acquiring Fund and each Acquiring Fund on a pro forma basis, over specified periods. The examples should not be consid-ered a representation of past or future expenses, and actual expenses may dif-fer from those shown.

                           CURRENT EXPENSES   CURRENT EXPENSES PRO FORMA EXPENSES
                         GRIFFIN MONEY MARKET WM MONEY MARKET   WM MONEY MARKET
                                 FUND               FUND              FUND
                         -------------------- ---------------- ------------------
SHAREHOLDER EXPENSES
---------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase
 (as a percentage of
 offering price at the
 time of purchase)
 Class A................         None               None              None
---------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................         None               None              None
---------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
---------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................        0.23%(1)           0.45%             0.45%
---------------------------------------------------------------------------------
12b-1 Fees
 Class A................        0.20%              0.00%(2)          0.00%(2)
---------------------------------------------------------------------------------
Other Expenses (after
 voluntary
 reimbursements)
 Class A................        0.32%              0.28%             0.28%
---------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursement)
 Class A................        0.75%(1)           0.73%             0.73%
---------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................        0.50%              0.45%             0.45%
---------------------------------------------------------------------------------
Other Expenses without
 voluntary
 reimbursements:
 Class A................        0.32%              0.38%             0.38%
---------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................        1.02%              0.83%             0.83%
---------------------------------------------------------------------------------

(1) Pursuant to a voluntary fee waiver presently in effect but expected to be reduced on April 1, 1999, Management Fees and Total Fund Operating Ex-penses for the Griffin Money Market Fund were % and %, respectively, for the fiscal year ended September 30, 1998.

(2) The applicable Rule 12b-1 plan provides for payments of up to 0.25%. How-ever, the Board of Trustees of WM Trust I has not currently authorized any such payments under such plan.


EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                         CURRENT EXPENSES   CURRENT EXPENSES PRO FORMA EXPENSES
                       GRIFFIN MONEY MARKET WM MONEY MARKET   WM MONEY MARKET
                               FUND               FUND              FUND
                       -------------------- ---------------- ------------------
Class A
 1 year...............         $  8               $  7              $  7
 3 years..............         $ 24               $ 23              $ 23
 5 years..............         $ 42               $ 41              $ 41
 10 years.............         $ 93               $ 91              $ 91
-------------------------------------------------------------------------------

                          CURRENT EXPENSES  CURRENT EXPENSES  PRO FORMA EXPENSES
                          GRIFFIN TAX-FREE    WM TAX-EXEMPT     WM TAX-EXEMPT
                          MONEY MARKET FUND MONEY MARKET FUND MONEY MARKET FUND
                          ----------------- ----------------- ------------------
SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................         None              None              None
--------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................         None              None              None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
--------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................        0.00%(1)          0.31%             0.31%
--------------------------------------------------------------------------------
12b-1 Fees
 Class A................        0.20%             0.00%(2)          0.00%(2)
--------------------------------------------------------------------------------
Other Expenses (after
 voluntary
 reimbursements)
 Class A................        0.52%(1)          0.26%             0.26%
--------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursements)
 Class A................        0.72%             0.57%             0.57%
--------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................        0.50%             0.45%             0.45%
--------------------------------------------------------------------------------
Other Expenses without
 voluntary
 reimbursements:
 Class A................        0.72%             0.26%             0.26%
--------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................        1.42%             0.71%             0.71%
--------------------------------------------------------------------------------

(1) Pursuant to a voluntary fee waiver and expense reimbursements presently in effect but expected to be reduced on April 1, 1999, Management Fees, Other Expenses and Total Fund Operating Expenses for the Griffin Tax-Free Money Market Fund were %, % and %, respectively, for the fiscal year ended September 30, 1998.

(2) The applicable Rule 12b-1 plan provides for payments of up to 0.25%. How-ever, the Board of Trustees of WM Trust I has not currently authorized any such payments under such plan.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                           CURRENT EXPENSES                   PRO FORMA EXPENSES
                             GRIFFIN TAX-   CURRENT EXPENSES       WM TAX-
                              FREE MONEY      WM TAX-EXEMPT      EXEMPT MONEY
                             MARKET FUND    MONEY MARKET FUND    MARKET FUND
                           ---------------- ----------------- ------------------
Class A
 1 year...................       $ 7               $ 6               $ 6
 3 years..................       $23               $18               $18
 5 years..................       $40               $32               $32
 10 years.................       $89               $71               $71
--------------------------------------------------------------------------------

                           CURRENT EXPENSES CURRENT EXPENSES
                            GRIFFIN SHORT-   WM SHORT TERM   PRO FORMA EXPENSES
                            TERM BOND FUND        FUND       WM SHORT TERM FUND
                           ---------------- ---------------- ------------------
SHAREHOLDER EXPENSES
-------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of offering
 price at the time of
 purchase)
 Class A.................       3.50%            3.50%             3.50%
 Class B.................        None             None              None
-------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A.................        None(1)          None(1)           None(1)
 Class B.................       4.00%(2)         4.00%(2)          4.00%(2)
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
-------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A.................       0.17%(3)         0.00%             0.00%
 Class B.................       0.17%(3)         0.00%             0.00%
-------------------------------------------------------------------------------
12b-1 Fees
 Class A.................       0.25%            0.25%             0.25%
 Class B(4)..............       1.00%            1.00%             1.00%
-------------------------------------------------------------------------------
Other Expenses
 Class A.................       0.58%            0.57%             0.57%
 Class B.................       0.58%            0.57%             0.57%
-------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursements)
 Class A.................       1.00%            0.82%             0.82%
 Class B.................       1.75%            1.57%             1.57%
-------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A.................       0.50%            0.50%             0.50%
 Class B.................       0.50%            0.50%             0.50%
-------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT WAIVERS
 AND REIMBURSEMENTS:
 Class A.................       1.33%            1.32%             1.32%
 Class B.................       2.08%            2.07%             2.07%
-------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM Short Term Fund, .50% on re-demptions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver presently in effect but expected to be reduced on April 1, 1999, Management Fees and Total Fund Operating Ex-penses for the Griffin Short-Term Bond Fund were % and %, respective-ly, for Class A shares, and % and %, respectively, for Class B shares for the fiscal year ended September 30, 1998.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                          CURRENT EXPENSES CURRENT EXPENSES
                           GRIFFIN SHORT-   WM SHORT TERM   PRO FORMA EXPENSES
                           TERM BOND FUND        FUND       WM SHORT TERM FUND
                          ---------------- ---------------- ------------------
Class A(1)
 1 year..................       $ 45             $ 43              $ 43
 3 years.................       $ 66             $ 60              $ 60
 5 years.................       $ 89             $ 79              $ 79
 10 years................       $153             $133              $133
------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year..................       $ 58             $ 56              $ 56
 3 years.................       $ 75             $ 70              $ 70
 5 years.................       $ 95             $ 86              $ 86
 10 years................       $167(3)          $166(4)           $149(3)
------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year..................       $ 18             $ 16              $ 16
 3 years.................       $ 55             $ 50              $ 50
 5 years.................       $ 95             $ 86              $ 86
 10 years................       $167(3)          $166(4)           $149(3)
------------------------------------------------------------------------------

  (1)Assumes deduction at time of purchase of the maximum initial sales charge.

  (2)Assumes deduction of the maximum CDSC.

  (3)Assumes conversion to Class A shares after six years; therefore, re-flects Class A expenses in years seven through ten.

  (4)Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

  (5)Assumes no deduction of CDSC.

                             CURRENT EXPENSES     CURRENT EXPENSES PRO FORMA EXPENSES
                          GRIFFIN U.S. GOVERNMENT     WM U.S.      WM U.S. GOVERNMENT
                                INCOME FUND       GOVERNMENT FUND         FUND
                          ----------------------- ---------------- ------------------
SHAREHOLDER EXPENSES
-------------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................           4.50%               4.50%             4.50%
 Class B................            None                None              None
-------------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................            None(1)             None(1)           None(1)
 Class B................           5.00%(2)            5.00%(2)          5.00%(2)
-------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
  average net assets)
-------------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................           0.28%(3)            0.50%             0.50%
 Class B................           0.28%(3)            0.50%             0.50%
-------------------------------------------------------------------------------------
12b-1 Fees
 Class A................           0.25%               0.25%             0.25%
 Class B(4).............           1.00%               1.00%             1.00%
-------------------------------------------------------------------------------------
Other Expenses
 Class A................           0.47%               0.17%             0.17%
 Class B................           0.47%               0.21%             0.21%
-------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursement)
 Class A................           1.00%(3)            0.92%             0.92%
 Class B................           1.75%(3)            1.71%             1.71%
-------------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................           0.50%               0.63%             0.63%
 Class B................           0.50%               0.63%             0.63%
-------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................           1.22%               1.05%             1.05%
 Class B................           1.97%               1.84%             1.84%
-------------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM Government Fund, .50% on re-demptions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver presently in effect but expected to be reduced on April 1, 1999, Management Fees and Total Fund Operating Ex-
    penses for the Griffin U.S. Government Income Fund were   % and   %, re-
    spectively, for Class A shares, and % and %, respectively, for Class B shares for the fiscal year ended September 30, 1998.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                            CURRENT EXPENSES     CURRENT EXPENSES PRO FORMA EXPENSES
                         GRIFFIN U.S. GOVERNMENT     WM U.S.      WM U.S. GOVERNMENT
                               INCOME FUND       GOVERNMENT FUND         FUND
                         ----------------------- ---------------- ------------------
Class A(1)
 1 year.................          $ 55                 $ 54              $ 54
 3 years................          $ 75                 $ 73              $ 73
 5 years................          $ 98                 $ 94              $ 94
 10 years...............          $162                 $153              $153
------------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................          $ 68                 $ 67              $ 67
 3 years................          $ 85                 $ 84              $ 84
 5 years................          $115                 $103              $103
 10 years...............          $168(3)              $181(4)           $162(3)
------------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................          $ 18                 $ 17              $ 17
 3 years................          $ 55                 $ 54              $ 54
 5 years................          $ 95                 $ 93              $ 93
 10 years...............          $168(3)              $181(4)           $162(3)
------------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

                             CURRENT EXPENSES    CURRENT EXPENSES PRO FORMA EXPENSES
                          GRIFFIN MUNICIPAL BOND  WM TAX-EXEMPT     WM TAX-EXEMPT
                                   FUND             BOND FUND         BOND FUND
                          ---------------------- ---------------- ------------------
SHAREHOLDER EXPENSES
------------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................          4.50%               4.50%             4.50%
 Class B................           None                None              None
------------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................           None(1)             None(1)           None(1)
 Class B................          5.00%(2)            5.00%(2)          5.00%(2)
------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
------------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................          0.00%(3)            0.50%             0.50%
 Class B................          0.00%(3)            0.50%             0.50%
------------------------------------------------------------------------------------
12b-1 Fees
 Class A................          0.25%               0.25%             0.25%
 Class B(4).............          1.00%               1.00%             1.00%
------------------------------------------------------------------------------------
Other Expenses (after
 voluntary
 reimbursements)
 Class A................          0.69%(3)            0.10%             0.10%
 Class B................          0.69%(3)            0.12%             0.12%
------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES
 (after voluntary
 waivers or
 reimbursements)
 Class A................          0.94%(3)            0.85%             0.85%
 Class B................          1.69%(3)            1.62%             1.62%
------------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................          0.50%               0.50%             0.50%
 Class B................          0.50%               0.50%             0.50%
------------------------------------------------------------------------------------
Other Expenses without
 voluntary
 reimbursements:
 Class A................          0.96%               0.10%             0.10%
 Class B................          0.96%               0.12%             0.12%
------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................          1.71%               0.85%             0.85%
 Class B................          2.46%               1.62%             1.62%
------------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM Tax-Exempt Fund, .50% on re-demptions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver and expense reimbursement presently in effect but expected to be reduced on April 1, 1999, Management Fees and
    Total Fund Operating Expenses for the Griffin Municipal Bond Fund were   %
    and   %, respectively, for Class A shares, and  % and  %, respectively, for Class B shares for the fiscal year ended September 30, 1998.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                            CURRENT EXPENSES    CURRENT EXPENSES PRO FORMA EXPENSES
                         GRIFFIN MUNICIPAL BOND  WM TAX-EXEMPT     WM TAX-EXEMPT
                                  FUND             BOND FUND         BOND FUND
                         ---------------------- ---------------- ------------------
Class A(1)
 1 year.................          $ 54                $ 53              $ 53
 3 years................          $ 74                $ 71              $ 71
 5 years................          $ 95                $ 90              $ 90
 10 years...............          $155                $145              $145
-----------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................          $ 67                $ 66              $ 66
 3 years................          $ 83                $ 81              $ 81
 5 years................          $102                $ 99              $ 99
 10 years...............          $161(3)             $171(4)           $152(3)
-----------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................          $ 17                $ 16              $ 16
 3 years................          $ 53                $ 51              $ 51
 5 years................          $ 92                $ 89              $ 89
 10 years...............          $161(3)             $171(4)           $152(3)
-----------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

                             CURRENT EXPENSES      CURRENT EXPENSES  PRO FORMA EXPENSES
                          GRIFFIN CALIFORNIA FUND WM CALIFORNIA FUND WM CALIFORNIA FUND
                          ----------------------- ------------------ ------------------
SHAREHOLDER EXPENSES
---------------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................           4.50%                4.50%              4.50%
 Class B................            None                 None               None
---------------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................            None(1)              None(1)            None(1)
 Class B................           5.00%(2)             5.00%(2)           5.00%(2)
---------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
---------------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................           0.19%(3)             0.39%              0.39%
 Class B................           0.19%(3)             0.39%              0.39%
---------------------------------------------------------------------------------------
12b-1 Fees
 Class A................           0.25%                0.25%              0.25%
 Class B(4).............           1.00%                1.00%              1.00%
---------------------------------------------------------------------------------------
Other Expenses
 Class A................           0.47%                0.24%              0.24%
 Class B................           0.47%                0.25%              0.25%
---------------------------------------------------------------------------------------
TOTAL FUND OPERATING EX-
 PENSES
 (after voluntary waiv-
 ers or reimbursements)
 Class A................           0.91%(3)             0.88%              0.88%
 Class B................           1.66%(3)             1.64%              1.64%
---------------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................           0.50%                0.70%              0.70%
 Class B................           0.50%                0.70%              0.70%
---------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................           1.22%                1.19%              1.19%
 Class B................           1.97%                1.95%              1.95%
---------------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM California Fund, .50% on re-demptions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver presently in effect but expected to be reduced on April 1, 1999, Management Fees and Total Fund Operating Ex-
    penses for the Griffin California Fund were   % and   %, respectively, for
    Class A shares, and   % and   %, respectively, for Class B shares for the
    fiscal year ended September 30, 1998.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                            CURRENT EXPENSES      CURRENT EXPENSES  PRO FORMA EXPENSES
                         GRIFFIN CALIFORNIA FUND WM CALIFORNIA FUND WM CALIFORNIA FUND
                         ----------------------- ------------------ ------------------
Class A(1)
 1 year.................          $ 54                  $ 54               $ 54
 3 years................          $ 73                  $ 72               $ 72
 5 years................          $ 93                  $ 92               $ 92
 10 years...............          $152                  $149               $149
--------------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................          $ 67                  $ 67               $ 67
 3 years................          $ 82                  $ 82               $ 82
 5 years................          $101                  $100               $100
 10 years...............          $157(3)               $174(4)            $155(3)
--------------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................          $ 17                  $ 17               $ 17
 3 years................          $ 52                  $ 52               $ 52
 5 years................          $ 91                  $ 90               $ 90
 10 years...............          $157(3)               $174(4)            $155(3)
--------------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

                          CURRENT EXPENSES  CURRENT EXPENSES PRO FORMA EXPENSES
                          GRIFFIN BOND FUND  WM INCOME FUND    WM INCOME FUND
                          ----------------- ---------------- ------------------
SHAREHOLDER EXPENSES
-------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................        4.50%            4.50%             4.50%
 Class B................         None             None              None
-------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................         None(1)          None(1)           None(1)
 Class B................        5.00%(2)         5.00%(2)          5.00%(2)
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
-------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers or
 reimbursement)
 Class A................        0.23%(3)         0.63%             0.60%
 Class B................        0.23%(3)         0.63%             0.60%
-------------------------------------------------------------------------------
12b-1 Fees
 Class A................        0.25%            0.25%             0.25%
 Class B(4).............        1.00%            0.97%             0.97%
-------------------------------------------------------------------------------
Other Expenses
 Class A................        0.58%            0.20%             0.20%
 Class B................        0.58%            0.23%             0.23%
-------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursements)
 Class A................        1.06%(3)         1.08%             1.05%
 Class B................        1.81%(3)         1.83%             1.80%
-------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................        0.50%            0.63%             0.60%
 Class B................        0.50%            0.63%             0.60%
-------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................        1.33%            1.08%             1.05%
 Class B................        2.08%            1.83%             1.80%
-------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM Income Fund, .50% on redemp-tions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver presently in effect but expected to be reduced on April 1, 1999, Management Fees and Total Fund Operating Ex-
    penses for the Griffin Bond Fund were   % and   %, respectively, for Class
    A shares, and   % and   %, respectively, for Class B shares for the fiscal
    year ended September 30, 1998.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                         CURRENT EXPENSES  CURRENT EXPENSES PRO FORMA EXPENSES
                         GRIFFIN BOND FUND  WM INCOME FUND    WM INCOME FUND
                         ----------------- ---------------- ------------------
Class A(1)
 1 year.................       $ 55              $ 56              $ 55
 3 years................       $ 77              $ 78              $ 77
 5 years................       $101              $102              $101
 10 years...............       $169              $171              $167
------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................       $ 68              $ 69              $ 68
 3 years................       $ 87              $ 88              $ 87
 5 years................       $109              $110              $108
 10 years...............       $174(3)           $195(4)           $173(3)
------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................       $ 18              $ 19              $ 18
 3 years................       $ 57              $ 58              $ 57
 5 years................       $ 99              $100              $ 98
 10 years...............       $174(3)           $195(4)           $173(3)
------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

                             CURRENT EXPENSES     CURRENT EXPENSES PRO FORMA EXPENSES
                          GRIFFIN GROWTH & INCOME   WM GROWTH &       WM GROWTH &
                                   FUND             INCOME FUND       INCOME FUND
                          ----------------------- ---------------- ------------------
SHAREHOLDER EXPENSES
-------------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................           4.50%               5.50%             5.50%
 Class B................            None                None              None
-------------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................            None(1)             None(1)           None(1)
 Class B................           5.00%(2)            5.00%(2)          5.00%(2)
-------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
-------------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................           0.39%(3)            0.57%             0.57%
 Class B................           0.39%(3)            0.57%             0.57%
-------------------------------------------------------------------------------------
12b-1 Fees
 Class A................           0.25%               0.25%             0.25%
 Class B(4).............           1.00%               0.92%             0.92%
-------------------------------------------------------------------------------------
Other Expenses (after
 voluntary
 reimbursements)
 Class A................           0.37%               0.19%             0.19%
 Class B................           0.37%               0.19%             0.19%
-------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursements)
 Class A................           1.01%(3)            1.01%             1.01%
 Class B................           1.76%(3)            1.76%             1.76%
-------------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................           0.60%               0.61%             0.61%
 Class B................           0.60%               0.61%             0.61%
-------------------------------------------------------------------------------------
OTHER EXPENSES WITHOUT
 VOLUNTARY WAIVERS:
 Class A................           0.37%               0.19%             0.19%
 Class B................           0.37%               0.27%             0.27%
-------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................           1.22%               1.05%             1.05%
 Class B................           1.97%               1.88%             1.88%
-------------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM Growth & Income Fund, .50% on redemptions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver presently in effect but expected to be reduced on April 1, 1999, Management Fees and Total Fund Operating Ex-penses for the Griffin Growth & Income Fund were % and %, respective-ly, for Class A shares, and % and %, respectively, for Class B shares for the fiscal year ended September 30, 1998.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                            CURRENT EXPENSES     CURRENT EXPENSES PRO FORMA EXPENSES
                         GRIFFIN GROWTH & INCOME   WM GROWTH &       WM GROWTH &
                                  FUND             INCOME FUND       INCOME FUND
                         ----------------------- ---------------- ------------------
Class A(1)
 1 year.................          $ 55                 $ 65              $ 65
 3 years................          $ 76                 $ 85              $ 85
 5 years................          $ 99                 $108              $108
 10 years...............          $163                 $172              $172
------------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................          $ 68                 $ 68              $ 68
 3 years................          $ 85                 $ 85              $ 85
 5 years................          $106                 $106              $106
 10 years...............          $169(3)              $187(4)           $169(3)
------------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................          $ 18                 $ 18              $ 18
 3 years................          $ 55                 $ 35              $ 35
 5 years................          $ 96                 $ 96              $ 96
 10 years...............          $169(3)              $187(4)           $169(3)
------------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

                           CURRENT EXPENSES   CURRENT EXPENSES PRO FORMA EXPENSES
                          GRIFFIN GROWTH FUND  WM GROWTH FUND    WM GROWTH FUND
                          ------------------- ---------------- ------------------
SHAREHOLDER EXPENSES
---------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................         4.50%             5.50%             5.50%
 Class B................          None              None              None
---------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................          None(1)           None(1)           None(1)
 Class B................         5.00%(2)          5.00%(2)          5.00%(2)
---------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES (as a
 percentage of average
 net assets)
---------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................         0.51%(3)          0.70%             0.70%
 Class B................         0.51%(3)          0.70%             0.70%
---------------------------------------------------------------------------------
12b-1 Fees
 Class A................         0.25%             0.25%             0.25%
 Class B(4).............         1.00%             0.95%             0.95%
---------------------------------------------------------------------------------
Other Expenses
 Class A................         0.54%             0.35%             0.35%
 Class B................         0.54%             0.40%             0.40%
---------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursements)
 Class A................         1.30%(3)          1.30%             1.30%
 Class B................         2.05%(3)          2.05%             2.05%
---------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................         0.60%             1.06%             1.06%
 Class B................         0.60%             1.06%             1.06%
---------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................         1.39%             1.66%             1.66%
 Class B................         2.14%             2.46%             2.46%
---------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM Growth Fund, .50% on redemp-tions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver presently in effect but expected to terminate on April 1, 1999, Management Fees and Total Fund Operating Ex-
    penses for the Griffin Growth Fund were    % and   %, respectively, for
    Class A shares and    % and   %, respectively for Class B shares for the
    fiscal year ended September 30, 1998.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                          CURRENT EXPENSES   CURRENT EXPENSES PRO FORMA EXPENSES
                         GRIFFIN GROWTH FUND  WM GROWTH FUND    WM GROWTH FUND
                         ------------------- ---------------- ------------------
Class A(1)
 1 year.................        $ 58               $ 68              $ 68
 3 years................        $ 84               $ 94              $ 94
 5 years................        $114               $123              $123
 10 years...............        $195               $203              $203
--------------------------------------------------------------------------------
Class B (assuming
 redemption)(2)
 1 year.................        $ 71               $ 71              $ 71
 3 years................        $ 94               $ 94              $ 94
 5 years................        $121               $121              $121
 10 years...............        $205(3)            $224(4)           $205(3)
--------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................        $ 21               $ 21              $ 21
 3 years................        $ 64               $ 64              $ 64
 5 years................        $111               $111              $111
 10 years...............        $205(3)            $224(4)           $205(3)
--------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

FEDERAL INCOME TAX CONSEQUENCES

 For federal income tax purposes no gain or loss will be recognized by an Ac-quired Fund or its shareholders as a result of the Merger, and the tax basis of the Merger Shares received by each Acquired Fund shareholder will be the same as the tax basis of the shareholder's Acquired Fund shares. See Informa-tion about the Mergers--Federal Income Tax Consequences."

-------------------------------------------------------------------------------

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

 Each Acquiring Fund has investment objectives that are similar to those of the corresponding Acquired Fund. The investment objectives, policies and re-strictions of the Acquired Funds and the Acquiring Funds, and certain differ-ences between them, are summarized below. For a more detailed description of the investment techniques used by the Acquired Funds and the Acquiring Funds, please see the WM Prospectus and the Griffin Prospectus. For information con-cerning the risks associated with investments in the various Funds, see "Risk Factors," below.

 Griffin Money Market Fund vs. WM Money Market Fund

 The WM Money Market Fund and the Griffin Money Market Fund have similar in-vestment objectives. The Griffin Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of principal and liquidity. The WM Money Market Fund seeks to provide maximum current in-come, while preserving capital and maintaining liquidity. The total return for the Griffin Money Market Fund and the WM Money Market Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 6/30/98*

                                                                        SINCE
                                                 5 YEARS    10 YEARS   10/19/93
                                         1 YEAR ANNUALIZED ANNUALIZED ANNUALIZED
                                         ------ ---------- ---------- ----------
Griffin Money Market Fund...............   [ ]%     N/A        N/A        [ ]%
WM Money Market Fund....................  5.13%    4.49%      5.18%      4.59%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance infor-mation is not shown, because the Griffin Money Market Fund commenced opera-tions on 10/19/93. For further information about the WM Money Market Fund's performance, including information about waivers/reimbursements that af-fected the Fund's performance, see the WM Prospectus.

 Each of the Griffin Money Market Fund and the WM Money Market Fund invests in high-quality U.S. dollar-denominated money market instruments, including (i) bank obligations, (ii) U.S. Government securities, (iii) short-term commercial notes, issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and U.S. state and local governments and municipalities to finance short-term cash needs, (iv) repurchase agreements, (v) short-term corporate obligations, and (vi) restricted and illiquid securities. In addition, each Fund may buy or sell securities on a when-issued or delayed-delivery basis.

 While the Griffin Money Market Fund may invest in such obligations of U.S. or foreign banks as certificates of deposit and bankers' acceptances without re-striction, the WM Money Market Fund may invest in such obligations only where the bank's assets exceed $500 million. The Griffin Money Market Fund may in-vest in reverse repurchase agreements and other investment companies, while the WM Money Market Fund may not. Although each Fund may invest in asset-backed securities, the WM Money Market Fund may only invest up to 10% of its total assets in such securities. Moreover, the Griffin Money Market Fund may lend up to 33 1/3% of its total assets. However, the WM Money Market Fund may invest in securities issued by foreign governments, their agencies or instru-mentalities or by supranational entities, whereas the Griffin Money Market Fund may not. Although each Fund may borrow for temporary defensive purposes, the Griffin Money Market Fund may borrow up to 10% of its total assets, whereas the WM Money Market Fund may borrow up to 33 1/3% of its total assets to meet redemption requests, and may otherwise borrow only up to 5% of its net assets. The Griffin Money Market Fund, unlike the WM Money Market Fund, is re-quired to invest at least 25% of its total assets in the financial services industry at all times.

 Audrey S. Quaye, Certified Public Accountant ("CPA"), Vice President and Portfolio Manager of

WM Advisors, is primarily responsible for the day-to-day management of the WM Money Market Fund. She has managed the Fund since March 1997, and has been em-ployed by WM Advisors since 1996. Prior to 1996, Ms. Quaye worked at the Ben-ham Group as a municipal credit analyst.

 Griffin Tax-Free Money Market Fund vs. WM Tax-Exempt Money Market Fund

 The Griffin Tax-Free Money Market Fund and the WM Tax-Exempt Money Market Fund have similar investment objectives. The Griffin Tax-Free Money Market Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality short term mu-nicipal obligations selected on the basis of liquidity and stability of capi-tal. The WM Tax-Exempt Money Market Fund seeks to provide maximum current in-come that is exempt from federal tax, while preserving capital and maintaining liquidity. Each Fund invests primarily in high quality, short-term municipal obligations.

 The total return for the Griffin Tax-Free Money Market Fund and the WM Tax-Exempt Money Market Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 6/30/98*

                                                                       SINCE
                                                5 YEARS    10 YEARS   10/19/93
                                        1 YEAR ANNUALIZED ANNUALIZED ANNUALIZED
                                        ------ ---------- ---------- ----------
Griffin Tax-Free Money Market Fund.....  [  ]%    [  ]%       N/A       [  ]%
WM Tax-Exempt Money Market Fund........  3.20%    3.04%      3.69%      3.10%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance infor-mation is not shown, because the Griffin Tax-Free Money Market Fund com-menced operations on 10/19/93. For further information about the WM Tax-Ex-empt Money Market Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see the WM Pro-spectus.

 Each of the Funds invests primarily in municipal obligations issued by states, territories and possessions of the United States, the District of Co-lumbia and their respective authorities, agencies, instrumentalities and po-litical subdivisions, the income from which is exempt from federal income tax. These investments may include tax anticipation notes ("TANs"), revenue antici-pation notes ("RANs"), bond anticipation notes ("BANs"), and project notes ("PNs"), or other forms of short-term municipal loans and obligations. Under normal market conditions, the WM Tax-Exempt Money Market Fund invests at least 80% of its total assets in instruments that pay interest that is not subject to the federal alternative minimum tax, and the Griffin Tax-Free Money Market Fund invests its assets so that at least 80% of its income distributions are exempt from the federal income tax and the federal alternative minimum tax. However, for temporary defensive purposes, each of the Funds may hold cash, and may invest more than 20% of its total assets in obligations the income from which is not exempt from the federal income tax or the alternative mini-mum tax. Each of the Funds may also invest in tax-exempt commercial paper, ze-ro-coupon bonds, restricted and illiquid securities, and may buy or sell secu-rities on a when-issued or delayed-delivery basis. Both may invest in variable rate municipal instruments, forward commitments and standby commitments.

 The WM Tax-Exempt Money Market Fund may invest up to 10% of its total assets in securities of mutual funds that are not affiliated with WM Advisors, whereas the Griffin Tax-Free Money Market Fund's investments in other invest-ment companies are limited to tax-exempt money market funds that have a funda-mental policy of investing at least 80% of total assets in obligations the in-terest from which is exempt from federal income tax and the federal alterna-tive minimum tax. Although each of the Funds may invest in repurchase agree-ments, the Griffin Tax-Free Money Market Fund, unlike the WM Tax-Exempt Money Market Fund, may invest only up to 10% of its total assets in repurchase agreements. The Griffin Tax-Free Money Market Fund may invest in reverse re-purchase agreements while the WM Tax-Exempt Money Market Fund may not. Al-though each of the Funds may borrow for temporary purposes, the Griffin Tax-Free Money Market Fund may borrow up to 10% of its net assets whereas the WM Tax-Exempt Money Market Fund may borrow up to 33 1/3% of its total assets to meet redemption requests, otherwise it may borrow only up to 5% of its net as-sets.

 Audrey S. Quaye, CPA, Vice President and Portfolio Manager of WM Advisors, is primarily responsible for the day-to-day management of the WM Money Market Fund. She has managed the Fund since March 1997, and has been employed by WM Advisors since 1996. Prior to 1996, Ms. Quaye worked at the Benham Group as a municipal credit analyst.

 Griffin Short-Term Bond Fund vs. WM Short Term Fund

 The Griffin Short-Term Bond Fund and the WM Short Term Fund have similar in-vestment objectives. The Griffin Short-Term Bond Fund seeks to provide the highest level of current income consistent with minimal fluctuation of princi-pal value and liquidity. The WM Short Term Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

 The total return for the Griffin Short-Term Bond Fund and the WM Short Term Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 6/30/98*

                                                                        SINCE
                                                                       11/1/93
                                                               1 YEAR ANNUALIZED
                                                               ------ ----------
Griffin Short-Term Bond Fund..................................  3.06%    4.85%
WM Short Term Fund............................................  2.38%    3.65%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Expenses reflect the voluntary waivers/reimbursements in effect through at least October 1, 1999. Five- and ten-year performance information is not available for the WM Short Term Fund, which commenced operations on 11/1/93, or the Griffin Short-Term Bond Fund, which commenced operations on 10/19/93. The Griffin Short-Term Bond
  Fund's total return since 10/19/93 is    %. For further information about
  the WM Short Term Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see the WM Pro-spectus.

 Each of the Funds may invest in mortgage-backed securities, including securi-ties issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corpo-ration ("FHLMC"), bank obligations and collateralized mortgage obligations. Each may purchase securities on a when-issued or delayed-delivery basis, and each may invest in illiquid and restricted securities, as well as futures and related options, and floating and variable rate obligations. Each of the Funds may also enter into repurchase and reverse repurchase agreements.

 Under normal market conditions, the Griffin Short-Term Bond Fund invests at least 65% of its total assets in bonds, and maintains an average dollar-weighted effective maturity of 3 years or less, without purchasing any secu-rity whose effective maturity, average life or tender date exceeds 7 years. Although the WM Short Term Fund also maintains a weighted effective maturity of 3 years or less, it is not subject to any such limit with respect to indi-vidual securities. To the extent that the WM Short Term Fund invests in debt securities with longer maturities, it may be subject to greater market risk as described below under "Risk Factors--Market Risk." Although each of the Funds may borrow for temporary or defensive purposes, the Griffin Short-Term Bond Fund may borrow up to 33 1/3% of its net assets, while the WM Short Term Fund may only borrow up to 30% of its net assets. The Griffin Short-Term Bond Fund may invest up to 5% of its total assets in "split-rated" bonds, which are bonds that one rating organization rates below investment grade but another rates investment grade. However, the WM Short Term Fund invests substantially all of its assets in investment grade securities and, under normal market con-ditions, at least 65% of securities rated in the top two categories of a na-tionally recognized securities rating organization and securities determined by WM Advisors to be of comparable quality.

 While each of the Funds may invest in asset-backed securities, the WM Short Term Fund may only invest up to 25% of its total assets in such securities. The Griffin Short-Term Bond Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign securities, while the WM Short Term Fund may invest up to 10% of its total assets in foreign securities, including non-U.S. dollar denominated securities. Each of the Funds may loan its portfolio secu-rities, but the WM Short Term Fund may only lend up to 20% of its total assets whereas the Griffin Short-Term Bond Fund may lend up to 33 1/3% of its total assets. Each of the Funds may purchase securities issued by other investment companies. The WM Short Term Fund may invest up to 5% of its assets in pre-ferred stock, whereas the Griffin Short-Term Bond Fund may not.

 Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of WM Advisors, is primarily responsible for the day-to-day management of the WM Short Term Fund. He has managed the Fund since January 1998, and has been em-ployed by WM Advisors since 1992.

 Griffin U.S. Government Income Fund vs. WM U.S. Government Fund

 The Griffin U.S. Government Income Fund and the WM U.S. Government Fund have similar investment objectives. The Griffin U.S. Government Income Fund seeks to provide current income, while preserving capital. The WM U.S. Government Fund seeks to provide a high level of current income, consistent with safety and liquidity.

 The total return for the Griffin U.S. Government Income Fund and the WM U.S. Government Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 6/30/98*

                                                                        SINCE
                                                 5 YEARS    10 YEARS   10/19/93
                                         1 YEAR ANNUALIZED ANNUALIZED ANNUALIZED
                                         ------ ---------- ---------- ----------
Griffin U.S. Government Fund............  4.98%     N/A        N/A       5.37%
WM U.S. Government Fund.................  5.79%    5.25%      7.72%      5.08%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance infor-mation is not available for the Griffin U.S. Government Income Fund, which commenced operations on 10/19/93. For further information about the WM U.S. Government Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see the WM Pro-spectus.

 To accomplish its objective, the WM U.S. Government Fund invests primarily in a selection of obligations of the U.S. Government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agree-ments which are secured by those types of obligations. It is a fundamental policy of the Fund to invest only in the following types of securities: (1) U.S. Government securities, including mortgage-backed securities; (2) obliga-tions secured by the full faith and credit of the U.S. Government or its in-strumentalities; and (3) collateralized mortgage obligations and repurchase agreements which are secured by obligations identified in (1) and (2) above. The Fund may borrow up to 5% of its net assets for emergency, non-investment purposes and may enter into dollar roll transactions.

 The Griffin U.S. Government Income Fund may invest in obligations of any ma-turity, although it invests primarily in a portfolio of intermediate- and long-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Griffin U.S. Government Income Fund also may buy and sell options and futures contracts to generate income for the Fund and for hedging purposes. The Fund's sales of options contracts will be limited to covered options.

 Each of the WM U.S. Government Fund, subject to the restrictions set forth above, and the Griffin U.S. Government Income Fund may temporarily invest in cash and may invest in variable rate, floating rate or inverse floating rate instruments, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and repurchase agreements. Each of the Funds may buy and sell securities on a when-issued or delayed-delivery basis and may purchase restricted and illiquid securities.

 The Griffin U.S. Government Income Fund, unlike the WM U.S. Government Fund, may invest in asset-backed securities that are not mortgaged-backed securi-ties, commercial paper, certificates of deposit, foreign index linked invest-ments, zero-coupon bonds, U.S. dollar-denominated foreign securities, securi-ties of other investment companies, reverse repurchase agreements and sepa-rately traded interest and principal components of U.S. Treasury securities ("STRIPs"). In contrast to the Griffin U.S. Government Income Fund, the WM U.S. Government Fund is not permitted to engage in any foreign currency trans-actions or make loans of portfolio securities. The WM U.S. Government Fund may only borrow up to 5% of its net assets for temporary purposes, whereas the Griffin U.S. Government Income Fund may borrow up to 33 1/3% of its net assets for such purposes.

 Although both Funds have the flexibility to invest some or all of their as-sets in mortgage-backed securities, from time to time the WM U.S. Government Fund has had greater investments in such securities. As described below under the caption "Risk Factors--Market Risk," investments in mortgage-backed secu-rities may expose a fund to greater interest rate risk.

 Gary J. Pokrzywinski, Chartered Financial Analyst ("CFA"), Vice President and Senior Portfolio Manager of WM Advisors, is primarily responsible for the day-to-day management of the WM U.S. Government Income Fund. He has managed the Fund since March 1992, and has been employed by WM Advisors since 1992.

 Griffin Municipal Bond Fund vs. WM Tax-Exempt Bond Fund

 The Griffin Municipal Bond Fund and the WM Tax-Exempt Bond Fund have similar investment objectives. The Griffin Municipal Bond Fund seeks to provide in-vestors with a high level of income exempt from federal income taxes, while preserving capital. It invests primarily in intermediate- to long-term invest-ment grade municipal securities. The WM Tax-

Exempt Bond Fund seeks to provide a high level of income that is exempt from federal taxes and to protect investors' capital. The Fund invests primarily in fixed-income obligations issued by states, counties, cities and other govern-mental bodies that generate income exempt from federal income tax.

 The total return for the Griffin Municipal Bond Fund and the WM Tax-Exempt Bond Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 6/30/98*

                                                                        SINCE
                                                 5 YEARS    10 YEARS   10/19/93
                                         1 YEAR ANNUALIZED ANNUALIZED ANNUALIZED
                                         ------ ---------- ---------- ----------
Griffin Municipal Bond Fund.............  3.42%     N/A        N/A       3.78%
WM Tax-Exempt Bond Fund.................  2.98%    4.62%      7.00%      4.06%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance infor-mation is not available for the Griffin Municipal Bond Fund, which commenced operations on 10/19/93. For further information about the WM Tax-Exempt Bond Fund's performance including about waivers/reimbursements that affected the Fund's performance, see the WM Prospectus.
 Under normal market conditions, each of the Funds invests at least 80% of its total assets in municipal obligations such as municipal bonds, municipal notes, inverse floating rate obligations and securities of unaffiliated tax-exempt mutual funds. Securities that are subject to the federal alternative minimum tax do not count toward the 80% total for the Griffin Municipal Bond Fund. Each Fund normally invests at least 65% of its total assets in invest-ment grade securities, and the WM Tax-Exempt Bond Fund may invest up to 35% of its total assets in non-investment grade securities, commonly known as "junk bonds." Each of the Funds may purchase and sell restricted and illiquid secu-rities as well as futures and options, although the WM Tax-Exempt Bond Fund is limited to interest rate futures and options. Each Fund may also enter into repurchase agreements. Each Fund may purchase securities on a when-issued or delivery-delayed basis, and each may invest in fixed, variable or floating rate general obligation and revenue bonds. The Griffin Municipal Bond Fund may invest in municipal lease obligations, reverse repurchase agreements and re-source recovery bonds. Each Fund may invest any portion of its assets in in-dustrial revenue bonds ("IRBs") backed by private issuers, and may invest up to 25% of its total assets in IRBs related to a single industry. Furthermore, each Fund may invest 25% or more of its total assets in municipal securities whose revenue sources are from similar types of projects, e.g., education, housing, or transportation.

 The Griffin Municipal Bond Fund may invest in zero-coupon securities, asset-backed securities, TANs, BANs, and RANs, mortgage-backed securities and stripped mortgage-backed securities, whereas the WM Tax-Exempt Bond Fund does not invest in such securities to a significant extent. The Griffin Municipal Bond Fund expects the dollar-weighted average maturity of its portfolio to be greater than 10 years.

 Although each of the Funds may temporarily invest in taxable short term in-vestments such as U.S. Government securities, commercial paper, U.S. bank ob-ligations, and time or demand deposits in U.S. banks, the WM Tax-Exempt Bond Fund may only invest up to 50% of its total assets for such temporary purpos-es, while the Griffin Municipal Bond Fund is not subject to such a limitation. Moreover, for defensive purposes the Griffin Municipal Bond Fund may also in-vest in taxable municipal obligations, certificates of deposit, collateralized mortgage obligations and STRIPs, while the WM Tax-Exempt Bond Fund may not. Each of the Funds may borrow for temporary defensive purposes, but the Griffin Municipal Bond Fund may borrow up to 33 1/3% of its net assets while the WM Tax-Exempt Bond Fund may only borrow up to 5% of its net assets.

 Brian Placzek, CFA, Vice President and Portfolio Manager of WM Advisors, has had primary responsibility for the day-to-day management of the WM Tax-Exempt Bond Fund since 1995 and has been employed by WM Advisors since 1990. The Trustees of WM Trust I have approved a sub-advisory agreement between WM Advi-sors and Van Kampen with regard to the WM Tax-Exempt Bond Fund. It is expected that, assuming shareholder approval of the sub-advisory agreement, David C. Johnson, Senior Vice President of Van Kampen, will assume primary responsibil-ity for the day-to-day management of the Fund's portfolio. Mr. Johnson has been employed by Van Kampen since 1989.

 Griffin California Fund vs. WM California Fund

 The Griffin California Fund and the WM California Fund have similar invest-ment objectives. The

Griffin California Fund seeks to provide a high level of income exempt from federal income taxes and California personal income taxes, while preserving capital. The WM California Fund seeks to provide as high a level of current income exempt from federal and California state income tax as is consistent with prudent investment management and preservation of capital.

 The total return for the Griffin California Fund and the WM California Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 6/30/98*

                                                                        SINCE
                                                 5 YEARS    10 YEARS   10/19/93
                                         1 YEAR ANNUALIZED ANNUALIZED ANNUALIZED
                                         ------ ---------- ---------- ----------
Griffin California Fund.................  3.20%     N/A        N/A       3.64%
WM California Fund......................  4.38%    4.92%      6.87%      [  ]%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance infor-mation is not available for the Griffin California Fund, which commenced op-erations on 10/19/93. For further information about the WM California Fund's performance, including information about waivers/reimbursements that af-fected the Fund's performance, see the WM Prospectus.

 Each of the Funds invests primarily in intermediate- to long-term California municipal securities. Under normal market conditions, the Griffin California Fund invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal income taxes and which is not subject to the federal alternative minimum tax. Moreover, under normal market conditions the Griffin California Fund invests at least 65% of its total assets in munic-ipal securities that pay interest which is exempt from California personal in-come taxes. The WM California Fund invests at least 80% of its total assets in California municipal securities, including securities the interest from which is subject to the federal alternative minimum tax. Each Fund may invest in op-tions, futures and restricted and illiquid securities. Furthermore, each of the Funds may purchase securities on a when-issued or delayed-delivery basis, although the WM California Fund may invest only up to 20% of its total assets in when-issued securities. Both of the Funds are classified as "non-diversi-fied" under the Investment Company Act of 1940, and as such each may invest a larger portion of its total assets in the securities of a small number of is-suers than a diversified fund.

 [The Griffin California Fund may also invest in municipal lease obligations, resource recovery bonds, zero-coupon and asset-backed securities and tax revenue or bond anticipation notes.]

 The WM California Fund may invest without limitation in unrated securities, while the Griffin California Fund may not invest in such securities. As a re-sult, the WM California Fund may be more dependent on the ability of its ad-viser or sub-adviser to determine the credit quality of its securities.

 Each Fund has the ability to invest in securities that would be subject to federal income tax; however, the Griffin California Fund may do so only for temporary defensive purposes. For temporary defensive purposes the Griffin California Fund may invest in cash reserves, U.S. Government securities, col-lateralized mortgage obligations, certificates of deposit, STRIPs, stripped mortgage-backed securities, commercial paper, taxable municipal securities, repurchase agreements, interest rate swaps, interest rate caps and floors and loans of portfolio securities. For temporary defensive purposes the WM Cali-fornia Fund may invest without limitation in municipal securities not exempt from the California personal income tax, short term municipal securities, tax-able cash equivalents (including short term U.S. Government securities, cer-tificates of deposit, bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, and repurchase agreements) and securities of money market mutual funds.

 Joseph A. Piraro, Vice President of Van Kampen, has had primary responsibil-ity for the day-to-day management of the WM California Fund since May 1992.

 Griffin Bond Fund vs. WM Income Fund

 The Griffin Bond Fund and the WM Income Fund have similar investment objec-tives. The Griffin Bond Fund seeks to provide investors with as high a level of current income as is consistent with prudent investment management, preser-vation of capital and liquidity. The WM Income Fund seeks to provide a high level of current income that is consistent with protection of shareholders' capital. To accomplish its objective, the Fund invests in debt issues and obligations that offer high current yields and that are consistent with a moderate degree of risk.

 The total return for the Griffin Bond Fund and the WM Income Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 6/30/98*

                                                                        SINCE
                                                 5 YEARS    10 YEARS   10/19/93
                                         1 YEAR ANNUALIZED ANNUALIZED ANNUALIZED
                                         ------ ---------- ---------- ----------
Griffin Bond Fund.......................  5.17%     N/A        N/A       4.52%
WM Income Fund..........................  6.30%    6.40%      8.04%      5.93%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year data is not avail-able for the Griffin Bond Fund, which commenced operations on 10/19/93. For further information about the WM Income Fund's performance, and expense waivers/reimbursements that affected its performance, see the WM Prospectus.

 The Griffin Bond Fund invests in U.S. dollar-denominated debt obligations of all types issued by U.S. or foreign corporations, banks or other business or-ganizations, but generally tends to focus on longer-term bonds. Under normal market conditions, at least 65% of the Fund's total assets will be invested in bonds, and at least 65% of its total assets will be invested in debt securi-ties that are rated investment grade by a nationally recognized statistical rating organization ("NRSRO") or are unrated but determined by its adviser to be of comparable quality. The debt obligations in which the Fund invests in-clude bonds, notes, commercial paper, certificates of deposit, convertible bonds, options and futures, when-issued and delayed-delivery securities, com-modity-indexed and foreign index-linked securities, zero coupon bonds and other types of fixed, floating, inverse floating or variable rate obligations. The Fund may also invest in other mutual funds and in debt obligations issued by U.S. or foreign governments or government agencies including mortgage-backed securities, collateralized mortgage obligations, stripped mortgage-backed securities, reverse repurchase agreements and restricted securities, as well as money market instruments such as repurchase agreements. The Fund's in-vestments in foreign securities denominated in U.S. dollars will be limited to 25% of its total assets.

 The WM Income Fund invests most of its assets in (1) debt and convertible debt securities; (2) U.S. Government Securities, including mortgage-backed se-curities; (3) obligations of U.S. banks that belong to the Federal Reserve System; (4) preferred stock and convertible preferred stock rated in one of the four highest ratings of Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"); (5) the highest grade commercial paper as rated by S&P or Moody's; and (6) deposits in U.S. banks. The WM Income Fund may also purchase securities of issuers which deal in real estate or securities which are secured by interests in real estate, and may purchase and sell interest rate futures and options.

 The Griffin Bond Fund and the WM Income Fund may each invest up to 15% of its total assets in illiquid securities. Both Funds may purchase securities on a "when-issued" or "delayed-delivery" basis. However, the WM Income Fund may only do so with respect to U.S. Government securities or collateralized mort-gage obligations and only up to 20% of its net assets. Both Funds are also permitted to borrow money in times of emergency, but the WM Income Fund may only borrow up to 5% of its net assets, while the Griffin Bond Fund may borrow up to one-third of its total assets.

 Both Funds may also invest in fixed-income securities which are rated below investment grade (so-called "junk bonds"), and may invest in dollar rolls and foreign index linked securities. However, the Griffin Bond Fund may only in-vest 5% of its net assets in junk bonds, while the WM Income Fund may invest up to 35% of its assets in such securities. To the extent that the WM Income Fund invests a greater portion of its assets in securities rated BBB and low-er, the WM Income Fund will be exposed to a greater degree of risk. See "Risk Factors--Risks of Lower-Rated Securities." Unlike the Griffin Bond Fund, the WM Income Fund may invest in securities denominated in foreign currencies, and may engage in foreign currency exchange transactions for hedging purposes. In addition, while the Griffin Bond Fund may lend up to one-third of its assets, the WM Income Fund may only lend up to 20% of its assets.

 Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of WM Advisors, is primarily responsible for the day-to-day management of the WM In-come Fund.

 Griffin Growth & Income Fund vs. WM Growth & Income Fund

 The Griffin Growth & Income Fund and the WM Growth & Income Fund have similar investment ob-jectives. The Griffin Growth & Income Fund seeks to provide capital growth and current income. The WM Growth & Income Fund seeks long-term capital growth, with current income as a secondary consideration. Both Funds attempt to meet their investment objectives through investing primarily in common stocks.

 The total return for the Griffin Growth & Income Fund and the WM Growth & In-come Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 6/30/98*

                                                                        SINCE
                                                 5 YEARS    10 YEARS   10/19/93
                                        1 YEAR  ANNUALIZED ANNUALIZED ANNUALIZED
                                        ------  ---------- ---------- ----------
Griffin Growth & Income Fund........... 10.78%      N/A        N/A      19.17%
WM Growth & Income Fund................ 14.22%    18.73%     14.05%     19.62%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance data is not yet available for the Griffin Growth & Income Fund, which commenced op-erations on 10/19/93. For further information about the WM Growth & Income Fund's performance, and expense waivers/ reimbursements that affected the Fund's performance, see the WM Prospectus.

 Under normal market conditions, the Griffin Growth & Income Fund invests at least 65% of its total assets in common stocks. The Fund may also invest up to 25% of its assets in corporate bonds and notes of investment grade quality, and may purchase asset-backed securities, preferred stocks, convertible secu-rities (both debt securities and preferred stocks) and U.S. Government securi-ties. In addition, the Fund may engage in repurchase and reverse repurchase transactions, may purchase futures contracts and options on futures contracts, may purchase or write options on securities, and may invest in U.S. dollar-de-nominated foreign securities, although it does not expect to invest more than 10% of its total assets in such foreign securities. For temporary or defensive purposes, the Fund may invest without limit in high-quality debt securities or preferred stocks, or in other securities that its adviser considers consistent with such defensive strategies.

 The WM Growth & Income Fund also invests primarily in common stocks. In addi-tion, the Fund may invest in fixed income securities of any maturity, includ-ing mortgage-backed securities. The Fund is also permitted to invest in U.S. dollar-denominated foreign securities, to purchase commercial mortgage-backed securities and to invest up to 25% of its assets in real estate investment trusts ("REITs"). The Fund may also invest in money market instruments for de-fensive purposes. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets.

 Both the Griffin Growth & Income Fund and the WM Growth & Income Fund may purchase securities on a "when-issued" or "delayed-delivery" basis. However, the WM Growth & Income Fund may only do so with respect to U.S. Government se-curities or collateralized mortgage obligations and only up to 20% of its net assets. Both Funds are also permitted to borrow money in times of emergency, but the WM Growth & Income Fund may only borrow up to 5% of its net assets, while the Griffin Growth & Income Fund may borrow up to one-third of its total assets. In addition, both Funds may lend portfolio securities up to one-third of total assets and may invest up to 15% of their assets in illiquid securi-ties.

 Unlike the WM Growth & Income Fund, at least 90% of the Griffin Growth & In-come Fund's equity investments will be issued by large companies. Historical-ly, the WM Growth & Income Fund has had significant investments in large com-panies, although it has no formal policy to this effect. Unlike the Griffin Growth & Income Fund, the WM Growth & Income Fund may also invest up to 35% of its total assets in non-investment grade debt securities.

 Philip M. Foreman, CFA, Vice President and Senior Portfolio Manager of WM Ad-visors, is primarily responsible for the day-to-day management of the WM Growth & Income Fund.

 Griffin Growth Fund vs. WM Growth Fund

 The Griffin Growth Fund and the WM Growth Fund have similar investment objec-tives. The Griffin Growth Fund seeks to provide investors with long-term growth of capital, while the WM Growth Fund seeks to provide investors with long-term capital appreciation. Both Funds also seek to meet their investment objectives through investing in common stock. However, unlike the WM Growth Fund, the Griffin Growth Fund invests at least 65% of its total assets in the common stock of mid-cap companies.

 The total return for the Griffin Growth Fund and the WM Growth Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 6/30/98*

                                                               5 YEARS    SINCE
                                                      1 YEAR  ANNUALIZED 10/19/93
                                                      ------  ---------- --------
Griffin Growth Fund.................................. 16.24%      N/A     19.86%
WM Growth Fund....................................... 27.96%    18.72%    19.38%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance data is not available for the Griffin Growth Fund, which commenced operations on 10/19/93. The WM Growth Fund's total return since 4/5/93, when it commenced operations is 19.38%. For further information about the WM Growth Fund's performance and expense waivers/reimbursements that affected the Fund's per-formance, see the WM Prospectus.

 In addition to common stocks, the Griffin Growth Fund may invest in preferred stocks, convertible securities, futures and options and variable- or floating rate instruments. The Griffin Growth Fund may also invest in commercial paper, asset-backed securities, corporate bonds, U.S. government obligations and se-curities of other investment companies. The Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign securities. For temporary or defensive purposes, the Fund may invest without limit in high-quality debt se-curities or preferred stocks, or in other securities that its adviser consid-ers consistent with such defensive strategies.

 In addition to common stocks, the WM Growth Fund may invest in debt securi-ties, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in below investment-grade debt secu-rities ("junk bonds"). The Fund may also engage in options transactions, and enter into financial futures contracts and related options for the purpose of portfolio hedging. In addition, the Fund is allowed to invest up to 25% of its assets in foreign securities, including up to 5% of its assets in securities of developing and emerging countries, and may engage in foreign currency ex-change transactions. Pursuant to an exemptive order of the SEC, the Fund may transfer daily uninvested cash balances into one or more joint trading ac-counts.

 Both Funds may purchase securities on a "when-issued" or "delayed-delivery" basis and may invest up to 15% of their respective assets in illiquid securi-ties. Both Funds may also borrow money in times of emergency, but the WM Growth Fund may only borrow up to 5% of its net assets, while the Griffin Growth Fund may borrow up to one-third of its net assets. In addition, each of the Funds may lend portfolio securities to brokers and other financial organi-zations. However, the Griffin Growth Fund may lend up to one-third of its to-tal assets, while the WM Growth Fund may only lend up to 20% of its total as-sets. Also, each Fund may invest up to 15% of its assets in illiquid securi-ties.

 Warren B. Lammert, Vice President of Janus Capital Corporation, is primarily responsible for the day-to-day management of the WM Growth Fund.

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

 Each Acquired Fund and each Acquiring Fund declares dividends daily and pays them monthly, except that the Griffin Growth & Income Fund and the WM Growth & Income Fund declare and pay dividends quarterly, and the Griffin Growth Fund and the WM Growth Fund declare and pay dividends annually and semiannually, respectively. Each Acquired Fund and each Acquiring Fund distributes any net realized capital gains annually. It is expected that, shortly prior to the Ex-change Date each of the Acquiring and Acquired Funds will declare and distrib-ute as a special dividend any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capi-tal gains through the Exchange Date not previously distributed.

 The Acquired Funds and the Acquiring Funds have substantially the same proce-dures for purchasing shares. The Acquired Funds (other than the Griffin Money Market Funds) offer two classes of shares, Class A and Class B. The Griffin Money Market and Tax-Free Money Market Funds offer only Class A shares. In ad-dition to Class A and Class B shares, the Acquiring Funds also offer Class I shares, which are offered only to certain "funds of funds" managed by WM Advi-sors, and Class S shares, which are sold exclusively to investors who enter into separate account management agreements. Class A and Class B shares of the Acquired Funds may be purchased at their net asset value next determined, plus applicable sales charges in the case of Class A shares (other than shares of the Griffin Money Market and Tax-Free Money Market Funds), from Griffin Finan-cial, the principal underwriter of the Acquired Funds. Class A and Class B shares of the Acquiring Funds may be purchased at their net asset value next determined, plus applicable sales charges in the case of Class A shares (other than shares of the WM Money Market and Tax-Exempt Money Market Funds), from WM

Funds Distributor, Inc., the principal underwriter of the Acquiring Funds. In addition, shares of the Acquired Funds and the Acquiring Funds may be pur-chased through other broker-dealers that have dealer agreements with Griffin Financial or WM Funds Distributor, Inc., as the case may be.

 Class B shares of the Acquiring Funds are subject to a CDSC at declining rates if redeemed within six years of purchase. Merger Shares will be subject to a CDSC on redemption to the same extent that the Acquired Fund Shares were so subject. No sales charge will be charged to Acquired Fund shareholders on the issuance of the Merger Shares, and no CDSC will be charged by the Acquired Funds.

 Shares of each Acquired Fund can be exchanged for shares of the same class of any other Acquired Fund. Shares of the Acquiring Funds can generally be ex-changed for shares of the same class of any fund in the WM Group of Funds. For more details, see the WM Prospectus and SAI.

 Redemption procedures for the Acquired Funds and the Acquiring Funds are sub-stantially similar. Shares of a Fund may be redeemed at their net asset value next determined after receipt of the redemption request, less any applicable CDSC, on any day the New York Stock Exchange is open. Shares can be redeemed by contacting the relevant Fund by mail, by telephone, in person (in the case of the Acquired Funds) or by wire communication.

 See the WM Prospectus for further information regarding the Acquiring Funds' distribution policies and purchase, exchange and redemption procedures.

-------------------------------------------------------------------------------
RISK FACTORS

 Certain risks associated with an investment in the Acquiring Funds are summa-rized below. Because each Acquiring Fund and the corresponding Acquired Fund share certain policies described more fully above under "Overview of Mergers-- Comparison of Investment Objectives, Policies and Restrictions," many of the risks of an investment in the Acquiring Fund are similar to the risks of an investment in the corresponding Acquired Fund. A more detailed description of the risks associated with an investment in the Acquiring Fund may be found in the WM Prospectus under the caption "The Funds' Investments and Risk Consider-ations" and in the WM SAI under the caption "Investment Objectives and Poli-cies."

 The values of all securities and other instruments held by the Acquiring Funds vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Acquiring Funds will vary, and may be less at the time of redemption than it was at the time of invest-ment.

 MARKET RISK. Shareholders of both the Acquired and the Acquiring Funds bear the interest rate risks of investment in fixed income securities. During peri-ods of rising interest rates, the value of an Acquiring Fund's holdings of fixed income securities will generally decline. Even the highest quality fixed income securities, including U.S. Government securities, are subject to market risk. Market risk is generally greater, however, for the Funds such as the WM Tax-Exempt Bond Fund, the WM Income Fund, the WM Growth & Income Fund and the WM Growth Fund that may invest in lower-rated securities and comparable unrated securities.

 Market risk is also generally greater for debt securities with longer maturi-ties. This risk is usually compounded for funds such as the WM U.S. Government Fund, the WM Tax-Exempt Bond Fund, the WM California Fund and the WM Income Fund that may invest in mortgage-backed securities and asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable--when interest rates are rising. Com-pounded market risk is also likely for debt securities paying no interest, such as zero coupon, principal-only or interest-only securities.

 CREDIT RISK. Each of the Funds may be subject to credit risk--the risk that the counterparty to any of a Fund's portfolio transactions (including without limitation repurchase agreements, reverse repurchase agreements, securities loans and other over-the-counter transactions) may fail to perform its obliga-tions to the Fund. In the case of debt obligations, credit risk also refers to the risk that the issuer of the obligation will be unable to make timely pay-ments of principal and interest. This risk is particularly significant for Funds that invest in below investment grade securities, commonly known as "junk bonds," as described below.

 LEVERAGE RISK. When a Fund is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests. Cer-tain of the Funds, such as the WM Short-Term Fund, the WM Income Fund, the WM Growth & Income Fund, and the Griffin Bond Fund may also create leverage by using reverse repurchase agreements and/or dollar rolls. The Griffin Municipal Bond Fund and the WM Tax-Exempt Bond Fund may also achieve leverage through the use of inverse floating rate instruments.

 ILLIQUIDITY RISK. The Funds share similar risks of investment in illiquid se-curities, including higher transaction costs, and the risk of not being able to close out a position when it would be most advantageous to do so. Each Ac-quired Fund and each Acquiring Fund may invest up to 15% of its net asset value in illiquid securities, except for the WM Money Market Fund, the WM Tax-Exempt Money Market Fund, the Griffin Money Market Fund and the Griffin Tax-Free Money Market Fund, which are limited to 10% of net assets. Certain secu-rities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, may be less liquid than other portfo-lio securities, even though such securities are not considered "illiquid" for purposes of the percentage tests described above. If the markets for such se-curities become less active, it could be more difficult to value the shares of a Fund and for the Fund to fulfill shareholder redemption orders on a timely basis.

 RISKS OF LOWER-RATED SECURITIES. Certain of the Acquired Funds and certain of the Acquiring Funds share similar risks due to investment in lower-rated secu-rities. Funds that invest in these "junk bonds," such as the WM Tax-Exempt Bond Fund, the WM Income Fund, the WM Growth & Income Fund and the WM Growth Fund, are subject to the following risks: (i) limited liquidity and secondary market support; (ii) substantial market price volatility resulting from changes in prevailing interest rates; (iii) subordination to the prior claims of banks and other senior lenders; (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Fund may reinvest premature redemption proceeds in lower yielding portfolio securities; (v) the possibility that earnings of the issuer may be insufficient to meet its debt service; and (vi) the issuer's low creditworthi-ness and potential for insolvency during periods of rising interest rates and economic downturn.

 RISKS OF FOREIGN INVESTMENT. Certain of the Acquired and Acquiring Funds share similar risks of investment in foreign securities. Investment by a Fund, such as the WM Money Market Fund, the WM Growth & Income Fund, the WM Income Fund and the WM Short Term High Quality Bond Fund, in foreign securities in-volves the risk of more rapid and extreme changes in value than investment solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of com-panies representing a small number of industries. Adverse developments in cer-tain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign coun-tries differ, in some cases significantly, from U.S. standards. Also, nation-alization, expropriation or confiscatory taxation, currency blockage, politi-cal changes or diplomatic developments could adversely affect a Fund's invest-ments in a foreign country. Foreign securities are also subject to the risks of political, social and economic changes in the relevant country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. In particular, the WM Income Fund, the WM Short Term Fund and the WM Growth Fund, unlike their corresponding Acquired Funds, may invest in securities denominated in foreign currencies, and are therefore subject to the risk of adverse changes in currency exchange rates.

 RISKS OF DERIVATIVE INSTRUMENTS. As noted above, a number of the Acquired and Acquiring Funds may enter into options and futures contracts, and other deriv-atives, including over-the-counter securities transactions, for hedging pur-poses or as a part of their investment strategies. Use of derivative instru-ments may involve certain costs and risks in addition to those associated with a direct investment, including the risk that the Fund could not close out a position when it would be most advantageous to do so due to an illiquid mar-ket, the risk of an imperfect correlation between the value of the securities being hedged, if any, and the value of the particular derivative instrument, the risk of bankruptcy or default of counterparties (particularly in the case of over-the-counter transactions), and the risk that unexpected changes in interest rates or other market movements may adversely affect the value of the Fund's investments in particular derivative instruments.

 RISKS OF COMMON STOCKS AND OTHER EQUITY SECURITIES. The common stocks and other equity securities in which the Griffin and WM Growth and Growth and In-come funds primarily invest are subject to the risks of broad market declines as well as more specific risks affecting the particular issuer, such as man-agement performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.

 GEOGRAPHIC CONCENTRATION. The WM California Fund, like the Griffin California Fund, is subject to certain additional risks as a result of concentrating its investments in California municipal securities. In addition to factors affect-ing the California economy, which will likely have a significant impact on the Funds, certain constitutional amendments, legislative measures, executive or-ders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the values of California municipal securities and, consequently, the Fund's net asset values.

-------------------------------------------------------------------------------
SPECIAL MEETING OF SHAREHOLDERS

 This Prospectus/Proxy Statement is being furnished in connection with a Spe-
cial Meeting of Shareholders of each Acquired Fund to be held on [     ,
1998], or at such later time made necessary by adjournment (the "Meeting"), and the solicitation of proxies by and on behalf of the shareholders of the Acquired Funds for use at the Meeting. The Meeting is being held to consider the proposed Mergers of each Acquired Fund with the corresponding Acquiring Fund by the transfer of all of the Acquired Fund's assets and liabilities to the Acquiring Fund (Proposals 1 through 9). This Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about
[      , 1998].

 The Directors of the Griffin Funds, Inc. know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other mat-ters properly come before the Meeting, it is the Directors' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

-------------------------------------------------------------------------------
THE PROPOSALS:

APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

 The shareholders of the Griffin Money Market Fund are being asked to approve or disapprove a Merger between the Griffin Money Market Fund and the WM Money Market Fund (Proposal 1); the shareholders of the Griffin Tax-Free Money Mar-ket Fund are being asked to approve or disapprove a Merger between the Griffin Tax-Free Money Market Fund and the WM Tax-Exempt Money Market Fund (Proposal
2); the shareholders of the Griffin Short-Term Bond Fund are being asked to approve or disapprove a Merger between the Griffin Short-Term Bond Fund and the WM Short Term Fund (Proposal 3); the shareholders of the Griffin U.S. Gov-ernment Income Fund are being asked to approve or disapprove a Merger between the Griffin U.S. Government Income Fund and the WM U.S. Government Fund (Pro-posal 4); the shareholders of the Griffin Municipal Bond Fund are being asked to approve or disapprove a Merger between the Griffin Municipal Bond Fund and the WM Tax-Exempt Bond Fund (Proposal 5); the shareholders of the Griffin Cal-ifornia Fund are being asked to approve or disapprove a Merger between the Griffin California Fund and the WM California Fund (Proposal 6); the share-holders of the Griffin Bond Fund are being asked to approve or disapprove a Merger between the Griffin Bond Fund and the WM Income Fund (Proposal 7); the shareholders of the Griffin Growth & Income Fund are being asked to approve or disapprove a Merger between the Griffin Growth & Income Fund and the WM Growth & Income Fund (Proposal 8); and the shareholders of the Griffin Growth Fund are being asked to approve or disapprove a Merger between the Griffin Growth Fund and the WM Growth Fund (Proposal 9). Each Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Acquired Fund and the Acquiring Fund (the "Agreement"), each of which is in the form attached to this Prospectus/Proxy Statement as Appendix A.

 Each Agreement provides, among other things, for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (i) the as-sumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and (ii) the issuance to the Acquired Fund of the Class A and Class B Merger Shares, the number of which will be calculated based on the value of the net assets attributable to the Class A and Class B shares, respectively, of the Acquired Fund acquired by the Acquiring Fund and the net asset value per Class A and Class B share of the Acquiring Fund, all as more fully described below under "Information About the Mergers."

 After receipt of the Merger Shares, the Acquired Fund will cause the Class A Merger Shares to be distributed to its Class A shareholders and the Class B Merger Shares to be distributed to its Class B shareholders, in complete liq-uidation of the Acquired Fund. Each shareholder of the Acquired Fund will re-ceive a number of full and fractional Class A and Class B Merger Shares equal in value at the date of the exchange to the aggregate value of the sharehold-er's Class A Acquired Fund shares and Class B Acquired Fund shares, as the case may be.

 [BOARD OF DIRECTOR'S RECOMMENDATIONS. THE BOARD OF DIRECTORS OF THE GRIFFIN FUNDS, INC. HAS VOTED UNANIMOUSLY TO APPROVE EACH PROPOSED MERGER AND TO REC-OMMEND THAT SHAREHOLDERS OF EACH ACQUIRED FUND ALSO APPROVE THE MERGER FOR SUCH FUND.]

 REQUIRED SHAREHOLDER VOTE. Approval of each proposed Merger for each Acquired Fund will require the affirmative vote of a majority of the Class A and Class B shares of the relevant Acquired Fund, voting collectively, that are present and entitled to vote, provided a quorum is present. The holders of one-third of the Class A and Class B shares of each Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting with respect to that Fund.

 A shareholder of an Acquired Fund objecting to the proposed Merger is not en-titled under Maryland law to demand payment for or an appraisal of his or her Acquired Fund shares if the Merger is consummated over his or her objection. Shareholders may, however, redeem their shares at any time prior to the Merg-er, and if the Merger is consummated, shareholders will still be free at any time to redeem their Merger Shares, in each case for cash at net asset at the time of such redemption, less any applicable CDSC, or to exchange their Merger Shares for shares of the same class of certain other funds in the WM Group of Funds, at net asset value at the time of such exchange.

BACKGROUND AND REASONS FOR THE PROPOSED MERGERS

 [The Board of Directors of the Griffin Funds Inc., including all of its Di-rectors who are not "interested persons" of The Griffin Funds, Inc., (the "In-dependent Directors"), has unanimously determined that each Merger would be in the best interests of the relevant Acquired Fund, and that the interests of the Acquired Fund's shareholders would not be diluted as a result of effecting
the Merger. At a meeting held on [      , 1998], the Board unanimously ap-
proved each proposed Merger and recommended its approval by shareholders. Be-fore reaching their conclusions, the Board conducted an extensive "due dili-gence" review. Among other things, the Directors received reports relating to WM Advisors' ability to manage the Acquiring Funds, reviewed the ability of WM Advisors' affiliates to provide or procure administrative and distribution services, met with portfolio managers at WM Advisors and met with certain Trustees of the Acquiring Funds. The Board took into account the fact that WM Advisors will be bearing the expenses associated with the Mergers, including those described under "Information about the Mergers." The Board also took into account the depth and strength of staffing of investment professionals and administrative personnel at WM Advisors, the portfolio managers of the Ac-quiring Funds and the other service providers to the Acquiring Funds, as well as Washington Mutual's plans for distribution of the Funds following the Merg-ers. The Board also took into account that Griffin Advisers planned to reduce fee waivers and expense reimbursements with respect to the Acquired Funds, ef-fective April 1, 1999, to the levels indicated under "Overview of Mergers--Op-erating Expenses," and the related fact that existing fee waivers and expense reimbursements for the Funds (which had substantially reduced net investment advisory revenues) were unlikely to be sustainable. The Independent Directors also took into account the fact that William Hawkins, the sole director of the Griffin Funds, Inc., who is an "interested person" of the Griffin Funds, Inc., had entered into an agreement with Washington Mutual in which he agreed to use his best efforts to [reach agreement on a merger], and that Washington Mutual had agreed to pay him a special completion fee upon consummation of the Merg-ers. By virtue of that agreement, Mr. Hawkins may be deemed to have a personal interest in the mergers. In addition, the Board took into account the relative historical investment performance of the Acquiring Funds, on the one hand, and the Acquired Funds, on the other hand. Furthermore, Directors took into ac-count the capital loss carry-forwards for each Acquired Fund and each Acquir-ing Fund, and the unrealized capital appreciation in each Acquired Fund and in the corresponding Acquiring Fund, in each case as a percentage of the Fund's total net assets.] Those percentages as of [June 30, 1998] were as follows:

                                  CAPITAL LOSS                UNREALIZED CAPITAL
                              CARRY-FORWARDS (AS A        APPRECIATION (DEPRECIATION)
                         PERCENTAGE OF TOTAL NET ASSETS) (AS A PERCENTAGE OF TOTAL NET
          FUND                 ON [JUNE 30, 1998]         ASSETS) ON [JUNE 30, 1998]
          ----           ------------------------------- -----------------------------
Griffin Money Market
 Fund...................                *                              *
WM Money Market Fund....                *                              *

Griffin Tax-Free Money
 Market Fund............                *                              *
WM Tax-Exempt Money
 Market Fund............                *                              *

Griffin Short-Term Bond
 Fund...................              0.05%                          0.54%
WM Short-Term Fund......              3.97%                          0.38%

Griffin U.S. Government
 Income Fund............              0.30%                          1.75%
WM U.S. Government
 Fund...................              1.40%                          2.66%

Griffin Municipal Bond
 Fund...................              0.87%                          3.36%
WM Tax-Exempt Bond
 Fund...................                *                            9.08%

Griffin California
 Fund...................              0.58%                          3.72%
WM California Fund......                *                            7.54%

Griffin Bond Fund.......              0.24%                          1.03%
WM Income Fund..........              3.57%                          6.89%

Griffin Growth & Income
 Fund...................                *                           12.40%
WM Growth & Income
 Fund...................                *                           21.90%

Griffin Growth Fund.....              0.35%                         29.33%
WM Growth Fund..........                *                           23.72%

* Less than $50,000 or less than 0.01% of net assets.

 [The principal reasons why the Board of Directors is recommending the Mergers are as follows:

  (i) SUSTAINABLE DECREASES IN OVERALL EXPENSES. The Mergers are expected to result in aggregate operating expenses that would be lower than those ex-pected to be borne by most of the Acquired Funds as described more fully in the Overview under "Operating Expenses." Of course, there can be no assurance that the Mergers will result in savings in operating expenses to sharehold-ers.

  (ii) APPROPRIATE INVESTMENT OBJECTIVES, DIVERSIFICATION, ETC. The investment objective, policies, and restrictions of each Acquiring Fund are compatible with those of the corresponding Acquired Fund, and the Directors believe that an investment in shares of the Acquiring Fund (whose portfolio will have been combined with that of the Acquired Fund) will provide shareholders with an investment opportunity comparable to that currently afforded by the Acquired Fund, with the potential for reduced investment risk because of the opportu-nities for additional diversification of portfolio investments through in-creased Fund assets.

  (iii) CONTINUED INVESTMENT IN A MUTUAL FUND WITHOUT RECOGNITION OF GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES. The proposed reorganization will permit Acquired Fund shareholders to keep their investment in an open-end mutual fund, without recognition of gain or loss for federal income tax purposes. If the Acquired Funds were to liquidate and shareholders were to receive the net asset value of their shares in liquidating distributions, gain or loss would be recognized for federal income tax purposes. See "Information About the Mergers--Federal Income Tax Consequences" below.

  (iv) STREAMLINING AND UNIFYING FUND COMPLEX. The Mergers will facilitate the consolidation of investment advisory and management functions within WM Advi-sors, Inc. and will streamline and unify fund offerings, fund distribution, fund compliance and recordkeeping activities. Operating the WM Funds sepa-rately from the Griffin Funds could lead to inefficiencies and inconsisten-cies in operations and administration. In addition, maintaining two separate families that include funds with similar investment objectives could lead to confusion among investors and intermediaries, particularly as WAMU consoli-dates its distribution channels.

INFORMATION ABOUT THE MERGERS

 AGREEMENT AND PLAN OF REORGANIZATION. Each proposed Agreement and Plan of Re-organization provides that the relevant Acquiring Fund will acquire all of the assets of the corresponding Acquired Fund in exchange for the assumption by the Acquiring Fund for all of the liabilities of the Acquired Fund and for the issuance of the Class A and Class B Merger Shares, all as of the Exchange Date (defined in each Agreement to be March 5, 1999 or such other date as may be agreed upon by the Acquiring Fund and the Acquired Fund). The following discussion of the Agreements is qualified in its entirety by the full text of each Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

 Each Acquired Fund will sell all of its assets to the corresponding Acquiring Fund, and, in exchange, the Acquiring Fund will assume all of the liabilities of the Acquired Fund and deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Class A shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class A shares of the Acquired Fund, and
(ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of assets of the Acquired Fund attributable to its Class B shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class B shares of the Ac-quired Fund.

 Immediately following the Exchange Date, each Acquired Fund will distribute pro rata to its shareholders of record as of the close of business on the Ex-change Date the full and fractional merger Shares received by the Acquired Fund, with Class A Merger Shares being distributed to holders of Class A shares of the Acquired Fund and Class B Merger Shares being distributed to holders of Class B shares of the Acquired Fund. As a result of the proposed transaction, each holder of Class A and Class B shares of the Acquired Fund will receive a number of Class A and Class B Merger Shares equal in aggregate value at the Exchange Date to the value of the Class A and Class B shares of the Acquired Fund held by the shareholder. This distribution will be accom-plished by the establishment of accounts on the share records of the corre-sponding Acquiring Fund in the names of the Acquired Fund shareholders, each account representing the respective number of full and fractional Class A and Class B Merger Shares due such shareholder. Because the shares of the Acquir-ing Funds will not be represented by certificates, certificates for Merger Shares will not be issued.

 The consummation of each Merger is subject to the conditions set forth in the Agreement, any of which may be waived. The Agreement may be terminated and the Merger abandoned at any time, before or after approval by the shareholders of each Acquired Fund, prior to the Exchange Date, by mutual consent of the rele-vant Funds or, if any condition set forth in the Agreement has not been ful-filled and has not been waived by the party entitled to its benefits, by such party.

 All legal and accounting fees and expenses, printing other fees and expenses (other than portfolio transfer taxes (if any), brokerage and other similar ex-penses, all of which will be borne by the relevant Fund) incurred in connec-tion with the consummation of the transactions contemplated by the Agreement will be borne by WM Advisors. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that an Acquiring Fund disposes of portfo-lio securities of the Acquired Fund following the relevant Merger, sharehold-ers of the Acquired Fund will bear their portion of the related brokerage com-missions. It is currently expected that the WM Growth Fund will dispose of a substantial portion of the portfolio securities acquired from the Griffin Growth Fund.

 DESCRIPTION OF THE MERGER SHARES. Full and fractional Merger Shares will be issued to each Acquired Fund's shareholders in accordance with the procedure under the Agreement as described above. The Merger Shares are Class A and Class B shares of the Acquiring Fund, which have characteristics substantially similar to those of the corresponding class of Acquired Fund shares with re-spect to sales charges, CDSCs, conversion and 12b-1 servicing and distribution fees. Investors purchasing Class A shares of the Acquiring Funds generally pay a sales charge of up to 5.75% at the time of purchase, but Acquired Funds shareholders receiving Class A Merger Shares in the Merger will not pay a sales charge on such shares. Class A shares of the Acquiring Funds are gener-ally not subject to redemption fees, except that certain purchases of Class A shares of the Acquiring Funds which are not subject to a front-end sales load are subject to a CDSC of up to 1% if redeemed within two years after purchase. Class A shares of the Acquiring Funds are generally subject to a 12b-1 servic-ing fee at the annual rate of 0.25% of the net assets attributable to the Fund's Class A shares. Class B shares of the Acquiring Funds are sold without a front end sales charge, but are subject to a CDSC of up to 5% if redeemed within six years of original purchase. Class B shares of the Acquiring Funds are also subject to a 12b-1 distribution and servicing fees at the annual rates of 0.75% and 0.25%, respectively, of the Fund's aver-age daily net assets attributable to Class B shares. Class B shares of the Ac-quiring Funds will convert automatically into Class A shares after they have been held for approximately eight years. For purposes of determining the CDSC payable on redemption of Class A or Class B Merger Shares received by holders of Class A or Class B shares of the Acquired Fund such shares will be treated as having been purchased as of the dates that, and for the price (adjusted to reflect the Merger) at which, such shareholders originally purchased their Class A or Class B shares, as the case may be, of the Acquired Fund, and the CDSC will be applied at the same rate as was in effect for the Acquiring Fund at the time the shares of the Acquired Fund were originally purchased. For purposes of determining the conversion date of Class B Merger Shares to Class A shares, the Merger Shares will be treated as having been purchased as of the date two years prior to the date that the Acquired Fund shares exchanged for such Merger Shares were originally purchased (so that, in effect, the conver-sion feature currently enjoyed by Griffin Fund shareholders will be "grand-fathered"). See the WM Prospectus for more information about the characteris-tics of Class A and Class B shares of the Acquiring Funds.

 CERTAIN PAYMENTS BY THE DISTRIBUTOR. In connection with the sale of Class B shares of the Acquired Funds, Griffin Advisers pays commissions to broker-dealers from its own assets that it expects to recover over time through the receipt of distribution fees in connection with the Acquired Funds' Class B shares and the receipt of any CDSCs on Class B shares. The total amount of such commissions paid by Griffin Advisers with respect to the Acquired Funds before the consummation of the proposed Mergers will likely exceed the amounts recovered by Griffin Advisers by that time. Such unrecovered amounts do not represent a liability of the Acquired Funds and, consequently, the Acquiring Funds will not assume any such liability in connection with the consummation of the Mergers. However, to the extent Griffin Advisers has not fully recov-ered such commissions before the consummation of the proposed Mergers, it is anticipated that the Trustees of the Acquiring Funds will consider such unre-covered amounts, among other factors, in determining whether to continue pay-ments of distribution fees in the future with respect to Class B shares of the Acquiring Funds.

 As of [     , 1998], the expenses incurred by Griffin Advisers in distribut-
ing shares of the Griffin Funds were approximately $000,000 in excess of pay-ments under the [Griffin Distribution and Servicing Plan] with respect to Class B shares.

 ORGANIZATIONAL DOCUMENTS. Each of the Merger Shares will be fully paid and nonassessable by the Acquiring Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights, except that Class B Merger Shares convert automatically into Class A shares as described above. The Amended and Restated Agreement and Declaration of Trust of WM Trust I (the "Declaration of Trust") and the Master Trust Agreement of WM Trust II (the "Master Trust Agreement" and together with the Declaration of Trust the "Trust Agreements") permit each of WM Trust I and WM Trust II to divide its shares, without shareholder approval, into two or more series of shares repre-senting separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Each Acquiring Fund's shares are currently divided into four clas-ses.

 The following is a summary of the major differences between the governing documents and laws applicable to each of the Acquiring Funds and the Acquired Fund. The Griffin Funds, Inc. is organized as a Maryland corporation, while WM Trust I and WM Trust II are organized as Massachusetts business trusts. Except as otherwise noted below, the provisions of Massachusetts law, the Trust Agreements and the Bylaws of WM Trust I and WM Trust II are substantially sim-ilar to those of Maryland law and the Articles of Incorporation (the "Arti-cles") and Bylaws of The Griffin Funds, Inc. Each of the Acquiring Funds and the Acquired Fund are subject to the 1940 Act.

 MEETINGS OF SHAREHOLDERS. The Bylaws of The Griffin Funds, Inc. enable a spe-cial meeting of the shareholders to be called (i) by the chairman of the board, the president in the absence of the chairman or the chief operating of-ficer in the absence of the chairman and the president, (ii) a majority of the board, or (iii) shareholders entitled to cast 10% of the votes at such special meeting. By contrast, the Decla-ration of Trust for WM Trust I provides that only the Trustees may call a meeting of the shareholders, while the WM Trust II Master Trust Agreement gives the Trustees and shareholders holding at least 10% of the shares then outstanding the right to call (or cause to be called) a meeting of sharehold-ers.

 QUORUMS. The Articles provide that one-third of the shares entitled to vote (in person or by proxy) constitutes a quorum at all meetings of the sharehold-ers of The Griffin Funds, Inc. The Declaration of Trust provides that ten per-cent of WM Trust I shares entitled to vote constitute a quorum at a sharehold-ers meeting of WM Trust I, while the Master Trust Agreement provides that a quorum for WM Trust II is a majority of the shares entitled to vote. Unlike the Trust Agreements, which provide that a majority of Trustees constitutes a quorum for a meeting of Trustees, The Griffin Funds, Inc. Bylaws provide that one-third of the directors (but no fewer than two) constitutes a quorum for a meeting of directors.

 NUMBER OF DIRECTORS. The Griffin Funds, Inc. Bylaws provide that the number of directors shall be no less than two nor greater than fifteen. The WM Trust II Master Trust Agreement requires a minimum of two Trustees for WM Trust II, while the WM Trust I Declaration of Trust specifies no minimum number of Trustees.

 REMOVAL OF TRUSTEES OR DIRECTORS. Pursuant to Maryland law and the Bylaws of The Griffin Funds, Inc., any director may be removed with or without cause at any meeting of shareholders at which a quorum is present by the affirmative vote of a majority of the votes entitled to be cast. The Declaration of Trust of WM Trust I provides that a majority of the Trustees may remove Trustees. The Master Trust Agreement for WM Trust II provides that Trustees may be re-moved with or without cause (i) by written instrument signed by at least two-thirds the Trustees, (ii) by vote of the shareholders holding not less than two-thirds of the outstanding shares or (iii) by written declaration signed by shareholders holding not less than two thirds of the outstanding shares and filed with WM Trust II's custodian. In addition, the WM Trust II Master Trust Agreement provides that the Trustees shall promptly call a meeting to vote upon the removal of any Trustee when requested to do so in writing by share-holders holding not less than 10% of the shares then outstanding.

 VACANCIES. The Bylaws of The Griffin Fund, Inc. state that (i) immediately after filling a vacancy in the board of directors, at least two-thirds of the directors then holding office shall have been elected by the shareholders and
(ii) if at any time after the first annual meeting of shareholders a majority of the directors consist of directors elected by the board, a meeting of the shareholders shall be called to elect the entire board, and the terms of the directors then in office shall terminate. While there is no comparable provi-sions in the Trust Agreements, the Acquiring Funds remain subject to the re-quirements of the 1940 Act which are identical to the Bylaw provisions de-scribed above. Subject to the 1940 Act, the Trust Agreements and the Bylaws of The Griffin Funds, Inc. enable vacancies to be filled by a majority of the re-maining Trustees or board members respectively.

 INDEMNIFICATION. Under Maryland law, a corporation may indemnify any director against liabilities for acts incurred by reason of service as a director un-less it is established that (i) the act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually re-ceived an improper personal benefit or (ii) in the case of a criminal proceed-ing, the director had reasonable cause to believe the act or omission was un-lawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the cor-poration (a "Corporate liability") or (ii) in a proceeding charging improper personal benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director's of-ficial capacity (a "Personal liability").

 Maryland law also provides that indemnification is not payable by a corpora-tion unless a determination has been made that the director has met the stan-dard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of direc-tors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board in which directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceeding, (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the stockholders. Upon the application of a director, a court may order indemnification if it determines that (i) a director is enti-tled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, pro-vided that the indemnification payment shall be limited to the director's ex-penses in cases involving Corporate liability or Personal liability.

 Similarly, the Trust Agreements provide that the Trustees and officers shall be indemnified against all liabilities incurred in connection with being or having been a Trustee or officer except liabilities concerning acts with re-spect to which it has been determined that such person acted with wilful mis-feasance, bad faith, gross negligence or reckless disregard of such person's duties. While the WM Trust II Master Trust Agreement provides that a determi-nation of indemnification may be made by an independent counsel or a vote of a majority of a quorum of disinterested trustees, it also enables such decision to be made by (i) a final decision on the merits by a court or other body that the indemnified person was not liable or (ii) dismissal of an action for in-sufficiency of evidence. The WM Trust I Declaration of Trust does not make in-demnification contingent upon any such determination.

 Under Maryland law, indemnification expenses may be paid in advance of the final disposition if a director provides (a) a written affirmation of his good faith belief that the standard of conduct necessary for indemnification has been met and (b) a written undertaking to the repay the amount if it is deter-mined that the standard of conduct has not been met. This undertaking need not be secured. The Trust Agreements provide that indemnification expenses may be paid in advance only if (a) there is an undertaking to repay the advance and appropriate security for such undertaking is given, (b) the relevant trust is insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees, or independent legal counsel, in a written opinion, determines that there is reason to believe that the indemni-fied persons will be found to be entitled to indemnification.

 PERSONAL LIABILITY. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Trust Agreements disclaim shareholder liability for acts or obligations of the trust and/or the Acquir-ing Funds and require that notice of such disclaimer be given in each agree-ment, undertaking, or obligation entered into or executed by the trust, the Acquiring Funds or the Trustees. The Trust Agreements provide for indemnifica-tion out of Acquiring Fund property for all loss and expense of any share-holder held personally liable for the obligations of the Acquiring Fund. Thus, the risk of a shareholder's incurring financial loss from shareholder liabil-ity is limited to circumstances in which the Acquiring Fund would be unable to meet its obligations. The likelihood of such a circumstance is considered re-mote. Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation.

 TERMINATION. Under Maryland law, a corporation may be dissolved by vote of the majority of the entire board of the directors and an affirmative vote of two-thirds of all the votes of stockholders entitled to be cast. The WM Trust I Declaration of Trust provides that WM Trust I or any series may be termi-nated by vote of at least 50% of the shares of each series entitled to vote (voting separately by series) or by the trustees upon written notice to the shareholders. The WM Trust II Master Trust Agreement provides that WM Trust II may be terminated only by both a majority vote of the Trustees and vote of a majority of the outstanding voting securities of the WM Trust II (voting sepa-rately by fund).

 AMENDMENTS. The Trust Agreements and the Bylaws of both WM Trust I and WM Trust II may only be amended by a majority of the Trustees. Likewise, the Ar-ticles of The Griffin Funds, Inc. may only be amended by a majority of the di-rectors, although the Bylaws may be amended by either a majority of the share-holders or a majority of the board.

 FEDERAL INCOME TAX CONSEQUENCES. As a condition to each Acquired Fund's obli-gation to consummate the Merger, the Acquired Fund will receive an opinion from Ropes & Gray, counsel to WM Trust I and WM Trust II, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) under Section

354 of the Code, no gain or loss will be recognized by shareholders of the Ac-quired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) under Section 358 of the Code, the tax ba-sis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the basis of the Ac-quired Fund shares; (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares ex-changed for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund as a result of the reorganiza-tion; (vi) under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund's basis in such assets; and (vii) under Section 1223(2) of the Code, the Acquiring Fund's holding period in such assets will include the Acquired Fund's holding period in such assets. The opinion will be based on certain factual statements made by representatives of The Griffin Funds, Inc., WM Trust I and WM Trust II, and will also be based on customary assumptions and will include, in the case of the Merger relating to the Grif-fin Growth Fund, qualifications noting and distinguishing adverse authority.

 Prior to the Exchange Date, each Acquired Fund [and each Acquiring Fund] will declare a distribution to shareholders which, together with all previous dis-tributions, will have the effect of distributing to shareholders of all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Ex-change Date.

 CAPITALIZATION. The following tables show the capitalization of each Acquir-ing Fund and each Acquired Fund as of [June 30, 1998] and of each Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed ac-quisition by the Acquiring Fund of the assets and liabilities of the Acquired Fund at net asset value:

                             CAPITALIZATION TABLES

                                [JUNE 30, 1998]
                                  (UNAUDITED)

                                               GRIFFIN         WM
                                             MONEY MARKET MONEY MARKET PRO FORMA
                                                 FUND         FUND     COMBINED
--------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A....................................   $230,835     $365,725   $596,560
 Class B....................................          0        3,119      3,119
 Class I....................................          0       83,296     83,296
 Class S....................................          0        6,550      6,550
--------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A....................................    230,835      365,725    596,560
 Class B....................................          0        3,119      3,119
 Class I....................................          0       83,296     83,296
 Class S....................................          0        6,550      6,550
--------------------------------------------------------------------------------
Net asset value per share
 Class A....................................   $   1.00     $   1.00   $   1.00
 Class B....................................       0.00         1.00       1.00
 Class I....................................       0.00         1.00       1.00
 Class S....................................       0.00         1.00       1.00
--------------------------------------------------------------------------------

                                               GRIFFIN         WM
                                               TAX-FREE    TAX-EXEMPT
                                             MONEY MARKET MONEY MARKET PRO FORMA
                                                 FUND         FUND     COMBINED
--------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A....................................   $ 30,994     $ 26,369   $ 57,363
 Class B....................................          0           12         12
 Class I....................................          0            0          0
 Class S....................................          0            0          0
--------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A....................................     30,996       26,369     57,363
 Class B....................................          0           12         12
 Class I....................................          0            0          0
 Class S....................................          0            0          0
--------------------------------------------------------------------------------
Net asset value per share
 Class A....................................   $   1.00     $   1.00   $   1.00
 Class B....................................       0.00         1.00       1.00
 Class I....................................       0.00         0.00       0.00
 Class S....................................       0.00         0.00       0.00
--------------------------------------------------------------------------------


                                          GRIFFIN           WM
                                        SHORT-TERM      SHORT-TERM    PRO FORMA
                                         BOND FUND         FUND       COMBINED
-------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................     $94,955         $35,511     $130,506
 Class B.............................         146           3,459        3,605
 Class I.............................           0           3,103        3,103
 Class S.............................           0             850          850
-------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................       9,370          15,301       56,230
 Class B.............................          14           1,487        1,550
 Class I.............................           0           1,336        1,336
 Class S.............................           0             366          366
-------------------------------------------------------------------------------
Net asset value per share
 Class A.............................      $10.13           $2.32        $2.32
 Class B.............................       10.13            2.32         2.32
 Class I.............................        0.00            2.32         2.32
 Class S.............................        0.00            2.32         2.32
-------------------------------------------------------------------------------

                                          GRIFFIN           WM
                                      U.S. GOVERNMENT U.S. GOVERNMENT PRO FORMA
                                        INCOME FUND        FUND       COMBINED
-------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................    $109,517        $281,115     $390,632
 Class B.............................       4,250          22,057       26,307
 Class I.............................           0          56,446       56,446
 Class S.............................           0           6,546        6,546
-------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................      11,645          25,767       35,805
 Class B.............................         452           2,022        2,411
 Class I.............................           0           5,169        5,169
 Class S.............................           0             599          599
-------------------------------------------------------------------------------
Net asset value per share
 Class A.............................       $9.40          $10.91       $10.91
 Class B.............................        9.41           10.91        10.91
 Class I.............................        0.00           10.92        10.92
 Class S.............................        0.00           10.92        10.92
-------------------------------------------------------------------------------

                                          GRIFFIN           WM
                                      MUNICIPAL BOND  TAX-EXEMPT BOND PRO FORMA
                                           FUND            FUND       COMBINED
-------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................     $19,994        $308,962     $328,956
 Class B.............................         545          15,159       15,704
 Class I.............................           0               1            1
 Class S.............................           0               1            1
-------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................       2,117          38,428       40,915
 Class B.............................          58           1,885        1,953
 Class I.............................           0               0            0
 Class S.............................           0               0            0
-------------------------------------------------------------------------------
Net asset value per share
 Class A.............................       $9.45           $8.04        $8.04
 Class B.............................        9.45            8.04         8.04
 Class I.............................        0.00            8.04         8.04
 Class S.............................        0.00            8.04         8.04
-------------------------------------------------------------------------------


                                          GRIFFIN           WM
                                        CALIFORNIA      CALIFORNIA    PRO FORMA
                                           FUND            FUND       COMBINED
-------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................    $ 38,503        $289,655     $328,158
 Class B.............................       7,092          34,537       41,629
 Class I.............................           0               1            1
 Class S.............................           0               8            8
-------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................       4,593          25,624       29,022
 Class B.............................         846           3,048        3,674
 Class I.............................           0               0            0
 Class S.............................           0               1            1
-------------------------------------------------------------------------------
Net asset value per share
 Class A.............................    $   8.38        $  11.33     $  11.33
 Class B.............................        8.39           11.33        11.33
 Class I.............................        0.00           11.33        11.33
 Class S.............................        0.00           11.33        11.33
-------------------------------------------------------------------------------

                                          GRIFFIN           WM        PRO FORMA
                                         BOND FUND      INCOME FUND   COMBINED
-------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................    $ 96,152        $215,707     $311,859
 Class B.............................         626          31,928       32,554
 Class I.............................           0           5,856        5,856
 Class S.............................           0           1,740        1,740
-------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................      10,506          22,493       32,519
 Class B.............................          68           3,326        3,391
 Class I.............................           0             611          611
 Class S.............................           0             181          181
-------------------------------------------------------------------------------
Net asset value per share
 Class A.............................    $   9.15        $   9.59     $   9.59
 Class B.............................        9.15            9.60         9.60
 Class I.............................        0.00            9.59         9.59
 Class S.............................        0.00            9.60         9.60
-------------------------------------------------------------------------------

                                          GRIFFIN           WM
                                      GROWTH & INCOME GROWTH & INCOME PRO FORMA
                                           FUND            FUND       COMBINED
-------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................    $311,794        $504,239     $816,033
 Class B.............................      53,736         122,422      176,158
 Class I.............................           0         195,555      195,555
 Class S.............................           0          14,667       14,667
-------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................      15,905          23,431       37,920
 Class B.............................       2,749           5,739        8,259
 Class I.............................           0           9,070        9,070
 Class S.............................           0             687          687
-------------------------------------------------------------------------------
Net asset value per share
 Class A.............................    $  19.60        $  21.52     $  21.52
 Class B.............................       19.55           21.33        21.33
 Class I.............................        0.00           21.56        21.56
 Class S.............................        0.00           21.35        21.35
-------------------------------------------------------------------------------


                                                 GRIFFIN       WM      PRO FORMA
                                               GROWTH FUND GROWTH FUND COMBINED
                                               ----------- ----------- ---------
Net assets (000's omitted)
 Class A......................................   $90,836    $112,153   $202,989
 Class B......................................     6,590      38,390     44,980
 Class I......................................         0     115,729    115,729
 Class S......................................         0      13,283     13,283
--------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A......................................     5,001       6,076     10,997
 Class B......................................       368       2,154      2,524
 Class I......................................         0       6,234      6,234
 Class S......................................         0         745        745
--------------------------------------------------------------------------------
Net asset value per share
 Class A......................................   $ 18.16    $  18.46   $  18.46
 Class B......................................     17.90       17.82      17.82
 Class I......................................      0.00       18.56      18.56
 Class S......................................      0.00       17.83      17.83
--------------------------------------------------------------------------------

 Pro forma financial statements of the Acquiring Funds as of and for the fis-cal years ended [December 31, 1997], [October 31, 1997], and [June 30, 1998], as applicable, and as of and for the six months ended [June 30, 1998] and [April 30,1998] are included in the Merger SAI. Because each Agreement pro-vides that the Acquiring Fund will be the surviving Fund following the Merger and because the Acquiring Fund's investment objective and policies will remain unchanged, the pro forma financial statements reflect the transfer of the as-sets and liabilities of the Acquired Fund to the Acquiring Fund as contem-plated by the Agreement.

-------------------------------------------------------------------------------

INFORMATION ABOUT THE ACQUIRED FUNDS

 Other information regarding the Acquired Funds, including information with respect to their investment objectives, policies and restrictions and finan-cial history may be found in the Merger SAI, the Griffin Prospectus, the Grif-fin SAI and the Griffin Annual Report, which are available upon request by calling 1-800-676-4450.

 Other information filed by the Griffin Funds with respect to the Acquired Funds can be inspected and copied at the Public Reference Facilities main-tained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Cop-ies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

-------------------------------------------------------------------------------

INFORMATION ABOUT THE ACQUIRING FUNDS

 Other information relating to the Acquiring Funds, including information in respect of their investment objectives, policies and restrictions and finan-cial history may be found in the WM Prospectus, which accompanies this Prospectus/Proxy Statement, and in the Merger SAI, the WM SAI, the WM Annual Reports and the WM Semi-Annual Reports, which are available upon request by calling 1-800-222-5852. To the extent that any information in respect of the Acquiring Funds found in any such document is inconsistent with the informa-tion contained in this Prospectus/Proxy Statement, this Prospectus/Proxy Statement should be deemed to supersede such other document. Certain informa-tion and commentary from the WM Annual Reports relating to the Acquiring Funds' recent investment performance is set forth in Appendix B to this Prospectus/Proxy Statement.

 Other information filed by the Acquiring Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Com-mission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Cen-ter, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at pre-scribed rates.

-------------------------------------------------------------------------------

VOTING INFORMATION

 RECORD DATE, QUORUM AND METHOD OF TABULATION. Shareholders of record of each
Acquired Fund at the close of business on [      , 1998] (the "Record Date")
will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of one-third of the outstanding shares of each Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting with respect to that Fund. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally. Class A and Class B shareholders of each Acquired Fund vote together as a single class in connection with the ap-proval or disapproval of the Mergers. Shareholders of each Acquired Fund will vote only on the approval or disapproval of that Fund's Merger.

 Votes cast by proxy or in person at the Meeting will be counted by persons appointed by The Griffin Funds, Inc. as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the per-sons entitled to vote and (ii) the broker or nominee does not have the discre-tionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. So long as a quorum is present, abstentions and broker non-votes have the effect of negative votes on the Proposals relating to the Mergers.

 SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP. As of the Record Date, as shown on the books of the Acquired Funds, there were issued and outstanding the fol-lowing number of shares of beneficial interest of each class of each Acquired
Fund:

                                                       CLASS A        CLASS B
                                                    -------------- -------------
Griffin Money Market Fund.......................... 00,000,000.000 0,000,000.000
Griffin Tax-Free Money Market Fund................. 00,000,000.000 0,000,000.000
Griffin Short-Term Bond Fund....................... 00,000,000.000 0,000,000.000
Griffin U.S. Government Income Fund................ 00,000,000.000 0,000,000.000
Griffin Municipal Bond Fund........................ 00,000,000.000 0,000,000.000
Griffin California Tax-Free Fund................... 00,000,000.000   000,000.000
Griffin Bond Fund.................................. 00,000,000.000   000,000.000
Griffin Growth & Income Fund....................... 00,000,000.000   000,000.000
Griffin Growth Fund................................ 00,000,000.000   000,000.000

 As of the Record Date, the officers and Directors of The Griffin Funds, Inc. and the officers and Trustees of WM Trust I and WM Trust II as a group benefi-cially owned less than 1% of the outstanding shares of each class of each Ac-
quired Fund. As of [     , 1998] in the case of the Acquired Funds and [Octo-
ber 1, 1998] in the case of the Acquiring Funds, to the best of the knowledge of The Griffin Funds, Inc., WM Trust I and WM Trust II, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Acquired Funds and the Acquiring Funds:

 WM MONEY MARKET FUND CLASS A: BHC Securities, Omnibus Account, Attn: Cash Sweeps Dept., 2005 Market St., 12th floor, Philadelphia, PA 19103-7042, 25.68%

 Northwestern Trust & Investors, Advisory company, 1201 3rd Ave., Suite 2010, Seattle, WA 98101-3026, 20.12%

 WM MONEY MARKET FUND CLASS I: SAM Balanced Portfolio, c/o WM Advisors, 5200
E. 2nd St., 2nd floor, Long Beach, CA 90803, 37.28%

 SAM Conservative Portfolio, c/o. WM Advisors, 5200 E. 2nd St., 2nd floor, Long Beach, CA 90803, 34.98%

 WM Funds Distributor, Inc., 601 W. Main Ave., Suite 300, Spokane, WA 99201,
6.37%

 WM Advisors, Inc., 601 W. Main Ave., Suite 300, Spokane, WA 99201, 6.06%

 SAM Flexible Income Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd floor, Long Beach, CA 90803, 5.79%

 WM TAX-EXEMPT MONEY MARKET FUND CLASS A: BHC Securities, Omnibus Account,
Attn: Cash Sweeps Dept., 2005 Market St., 12th floor, Philadelphia, PA 19103-7042, 13.49%

 WM TAX-EXEMPT MONEY MARKET FUND CLASS B: Southwest Securities, Inc., FBO Da-vid C. Gobin & Bonnie Gobin JTWROS, Acct. 35454616, P.O. Box 509002, Dallas, TX 75250, 4.71%

 Genevieve Odegard, 5702 N. 33rd St., #13D, Tacoma, WA 98407-2513, 5.07%

 WM SHORT TERM BOND FUND CLASS B: KY Cabinet for Human Resources, TTEE FBO The Marian K. Burns Irrevocable Charitable Remainder Trust, 275 E. Main St., 6th Floor West, Frankfort, KY 40621, 27.58%

 Harold P. Jewell and Oveta B. Jewell JTWROS, 1001 Urell Place NE, Washington, D.C. 20017-2140, 11.97%

 Carole Hurst & Judith Chinello & Stan R. Mandell Trust, The Frederick S. To-bias Non-Marital Trust U/A DTD 11/04/81, 411 N. Central Ave., Ste. #200, Glen-dale, CA 91203-2020, 10.86%

 WM SHORT TERM BOND FUND CLASS I: SAM Income Portfolio, c/o WM Advisors, 5200
E. 2nd St., 2nd floor, Long Beach, CA 90803, 100.00%

 WM INCOME FUND CLASS A: Northwestern Trust & Investors, Advisory Company, 1201 3rd Ave., Suite 2010, Seattle, WA 98101-3026, 8.12%

 WM INCOME FUND CLASS I: SAM Income Portfolio, c/o WM Advisors, 5200 E. 2nd, 2nd floor, Long Beach, CA 90803, 59.87%

 WM INCOME FUND CLASS S: KY Cabinet for Human Resources, TTEE FBO The Marian
K. Burns Irrevocable Charitable Remainder Trust, 275 E. Main St., 6th Floor West, Frankfort, KY 40621, 9.41%

 WM CALIFORNIA FUND CLASS I: WM Shareholder Services, Inc., 601 W. Main, Suite 300, Spokane, WA 99201, 100.00%

 WM CALIFORNIA FUND CLASS S: Josefina F. Parungao and Reynaldo Fernando, JTWROS, 5480 Avenida El Cid, Yorba Linda, CA 92686, 74.29%

 WM Funds Administration, 601 W. Main, Suite 300, Spokane, WA 99201, 12.96%

 WM Shareholder Services, Inc., 601 W. Main, Suite 300, Spokane, WA 99201,
12.75%

 WM GROWTH & INCOME FUND CLASS A: Northwestern Trust & Investors, Advisory Company, 1201 3rd Ave., Suite 2010, Seattle, WA 98101-3026, 26.93%

 WM GROWTH & INCOME FUND CLASS I: SAM Conservative Growth Portfolio, c/o WM Advisors, 5200 E. 2nd, 2nd floor, Long Beach, CA 90803, 49.55%

 SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd, 2nd floor, Long Beach, CA 90803, 33.04%

 SAM Strategic Growth Portfolio, c/o WM Advisors, 5200 E. 2nd, 2nd floor, Long Beach, CA 90803, 15.40%

 SAM Flexible Income Portfolio, c/o WM Advisors, 5200 E. 2nd, 2nd floor, Long Beach, CA 90803. 40.13%

 WM GROWTH FUND CLASS I: SAM Conservative Growth Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd floor, Long Beach, CA 90803, 53.35%

 SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd floor, Long Beach, CA 90803, 25.29%

 SAM Strategic Growth Portfolio, c/o WM Advisors, 5200 E. 2nd Str., 2nd floor, Long Beach, CA 90803, 20.59%

 WM TAX-EXEMPT BOND FUND CLASS I: WM Shareholder Services, 601 W. Main Ave., Suite 300, Spokane, WA 99201, 100.00%

 WM TAX-EXEMPT BOND FUND CLASS S: WM Funds Administration, 601 W. Main, Suite 300, Spokane, WA 99201, 50.52%

 WM Shareholder Services, Inc., 601 W. Main, Suite 300, Spokane, WA 99201,
49.48%

 Eliana J. Kross, 5221 Cribari Dale, San Jose, CA 95135-1315, 5.37%

 WM U.S. GOVERNMENT FUND CLASS I: SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd floor, Long Beach, CA 90803, 79.30%

 SAM Flexible Income Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd floor, Long Beach, CA 90803, 11.72%

 SAM Income Portfolio, c/o WM Advisors, 5200 2nd St., 2nd floor, Long Beach, CA 90803, 8.98%. A number of shareholders of record of the Acquired Funds own more than 5%, and in some cases up to [42%], of the outstanding Class A and/or Class B shares of the Acquired Funds, as follows:

                        [INSERT OWNERSHIP FOR GRIFFIN]

 SOLICITATION OF PROXIES. Solicitation of proxies by personal interview, mail, and facsimile, may be made by officers and Directors of The Griffin Funds, Inc. and the officers and Trustees of the Trusts and employees of Griffin Ad-visers, WM Advisors and their affiliates. In addition, the firm of [D.F. King & Co., Inc. ("D.F. King")] has been retained to assist in the solicitation of proxies. The costs for solicitation of proxies, like the other costs associ-ated with the Merger of the Griffin/WM Funds, will be borne by WM Advisors. See "Information About the Mergers."

 REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary of The Griffin Funds, Inc. [at the principal office of the Griffin Funds, Inc. at 5000 Rivergrade Road, Irwindale, CA 91706)] or in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Secretary of The Griffin Funds, Inc. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made FOR the proposal (set forth in Proposals 1-9 of the Notice of Meeting) to imple-ment the Merger with respect to the relevant Acquired Fund.

 SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. The Griffin Funds' Articles of Incorporation do not provide for annual meetings of shareholders, and the Griffin Funds do not currently intend to hold such a meeting for shareholders of the Acquired Funds in 1998. Shareholder proposals for inclu-sion in a proxy statement for any subsequent meeting of the Acquired Funds' shareholders must be received by The Griffin Funds, Inc. a reasonable period of time prior to any such meeting. If the Mergers are consummated, the Ac-quired Funds' existence will terminate in [March, 1999] or shortly thereafter, after which there would be no meetings of the shareholders of the Acquired Funds.

 ADJOURNMENT. If sufficient votes in favor of any proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a plurality of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. If the Meeting is adjourned with respect to one or more Proposals, any other Proposal may still be acted upon by the sharehold-ers. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal.

[      , 1998]

                                                                     APPENDIX A

                     AGREEMENT AND PLAN OF REORGANIZATION

 This Agreement and Plan of Reorganization (the "Agreement") is made as of
      , 1998 by and between The Griffin Funds, Inc, a Maryland corporation, on behalf of its U.S. Government Income Fund series (the "Acquired Fund") and WM Trust I, a Massachusetts business trust (the "WM Trust"), on behalf of its U.S. Government Securities Fund series (the "Acquiring Fund").

PLAN OF REORGANIZATION

 (a) On the Exchange Date (as defined in Section 6), the Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund (i) a number of full and fractional Class A shares of beneficial interest of the Acquiring Fund (the "Class A Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date and (ii) a number of full and fractional Class B shares of beneficial in-terest of the Acquiring Fund (the "Class B Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attrib-utable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund at-tributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date. (The Class A Merger Shares and the Class B Merger Shares shall be referred to collectively as the "Merger Shares.") It is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

 (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, the Acquired Fund shall distribute in complete liquidation to its Class A and Class B shareholders of record as of the Exchange Date the Class A and Class B Merger Shares of the Acquiring Fund, each such shareholder being entitled to receive that proportion of such Class A and Class B Merger Shares which the number of Class A and Class B shares of beneficial interest of the Acquired Fund held by such shareholder bears to the number of Class A and Class B shares of the Acquired Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

 (c) As promptly as practicable after the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provision of the Articles of Incorporation of The Griffin Funds, Inc. and applicable law, and its legal existence terminated. Any reporting responsibility of the Ac-quired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date and, if applicable, such later date on which the Acquired Fund is liquidated.

AGREEMENT

 The Acquiring Fund and the Acquired Fund agree as follows:

 1. Representations, Warranties and Agreements of the Acquiring Fund. The Ac-quiring Fund represents and warrants to and agrees with the Acquired Fund that:

  a. The Acquiring Fund is a series of shares of the WM Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Each of the WM Trust and the Acquiring Fund is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the WM Trust. Each of the WM Trust and the Acquiring Fund has all necessary federal, state and local au-thorizations to carry on its business as now being conducted and to carry out this Agreement.

  b. The WM Trust is registered under the Investment Company Act of 1940, as amended (the

 "1940 Act"), as an open-end management investment company, and such registra-tion has not been revoked or rescinded and is in full force and effect.

  c. The audited statement of assets and liabilities, statements of opera-tions, statements of changes in net assets and a schedule of investments (in-dicating their market values) of the Acquiring Fund as of and for the year ended October 31, 1998 have been or will be furnished to the Acquired Fund. Such statement of assets and liabilities and schedules fairly present the fi-nancial positions of the Acquiring Fund as of the dates indicated therein and said statements of operations and statements of changes in net assets fairly reflect the results of its operations and changes in net assets for the peri-ods covered thereby in conformity with generally accepted accounting princi-ples.

  d. The prospectus and statement of additional information of the Acquiring Fund, each dated November 1, 1998 (collectively, the "WM Prospectus"), previ-ously furnished to the Acquired Fund, did not as of such date and will not up to and including the Exchange Date, with respect to the Acquiring Fund, con-tain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

  e. There are no material legal, administrative or other proceedings pending or, to the knowledge of the WM Trust or the Acquiring Fund, threatened against the WM Trust or the Acquiring Fund, which assert liability on the part of the WM Trust or the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judg-ment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transaction herein contemplat-ed.

  f. The Acquiring Fund has no known liabilities of a material nature, contin-gent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of October 31, 1998 and those incurred in the ordi-nary course of its business as an investment company since October 31, 1998. Prior to the Exchange Date, the Acquiring Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or oth-erwise, incurred by it subsequent to October 31, 1998, whether or not in-curred in the ordinary course of business.

  g. As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of the WM Trust's officers, are required to be filed on or before such date by the Acquiring Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

  h. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state se-curities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

  i. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by the WM Trust on Form N-14 on behalf of the Acquiring Fund and relating to the Merger Shares issua-ble hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement"), on the effective date of the Registration Statement,
 (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and
 (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meet-ing referred to in Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to state-ments in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information fur-nished in writing by the Acquired Fund to the Acquiring Fund or the WM Trust specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

  j. There are no material contracts outstanding to which the Acquiring Fund is a party, other than as are or will be disclosed in the WM Prospectus, the Registration Statement or the Acquired Fund Proxy Statement.

  k. All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all ap-plicable federal and state securities laws (including any applicable exemp-tions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

  l. The Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

  m. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

  n. The Merger Shares to be issued to the Acquired Fund have been duly autho-rized and, when issued and delivered pursuant to this Agreement, will be le-gally and validly issued and will be fully paid and non-assessable by the Ac-quiring Fund, and no shareholder of the Acquiring Fund will have any preemp-tive right of subscription or purchase in respect thereof.

  o. All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstand-ing any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

 2. Representations, Warranties and Agreements of the Acquired Fund. The Ac-quired Fund represents and warrants to and agrees with the Acquiring Fund that:

  a. The Acquired Fund is a series of shares of The Griffin Funds, Inc., a Maryland corporation duly established and validly existing under the laws of the State of Maryland, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Each of the Griffin Funds, Inc. and the Acquired Fund is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on The Griffin Funds, Inc. Each of The Griffin Funds, Inc. and the Acquired Fund has all necessary fed-eral, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out its ob-ligations under this Agreement.

  b. The Griffin Funds, Inc. is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

  c. A statement of assets and liabilities, statements of operations, state-ments of changes in net assets and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the year ended Sep-tember 30, 1998 have been or will be furnished to the Acquiring Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquired Fund as of their date, and such statements of opera-tions and statements of changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.

  d. The current prospectus and statement of additional information of The Griffin Funds, Inc., dated [November 30, 1998], which has been or will be furnished to the Acquiring Fund, did not as of such dates and does not as of the date of this Agreement contain, with respect to The Griffin Funds, Inc. or the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

  e. There are no material legal, administrative or other proceedings pending or, to the knowledge of The Griffin Funds, Inc. or the Acquired Fund, threat-ened against The Griffin Funds, Inc. or the

 Acquired Fund, which assert liability on the part of The Griffin Funds, Inc. or the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

  f. There are no material contracts outstanding to which the Acquired Fund is a party, other than as are disclosed in The Griffin Funds, Inc.'s registra-tion statement on Form N-1A.

  g. The Acquired Fund has no known liabilities of a material nature, contin-gent or otherwise, other than those shown on the Acquired Fund's statement of assets and liabilities as of September 30, 1998 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known li-abilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to September 30, 1998, whether or not incurred in the ordinary course of business.

  h. As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of The Griffin Funds, Inc.'s officers, are required to be filed on or before such date by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is un-der audit, by the Internal Revenue Service or by any state or local tax au-thority for taxes in excess of those already paid.

  i. At the Exchange Date, The Griffin Funds, Inc., on behalf of the Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabili-ties of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the In-vestments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security inter-ests whatsoever and without any restrictions upon the transfer thereof. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of September 30, 1998 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions, through the Exchange Date.

  j. No registration under the 1933 Act of any of the Investments would be re-quired if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

  k. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the trans-actions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state securities or blue sky laws.

  l. The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the repre-sentations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy State-ment made in reliance upon and in conformity with information furnished in writing by the Acquiring Fund to the Acquired Fund or The Griffin Funds,

 Inc. specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

  m. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Section 851 and 852 of the Code.

  n. At the Exchange Date, the Acquired Fund will have sold such of its as-sets, if any, as are necessary to assure that, after giving effect to the ac-quisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Sec-tion 5(b)(l) of the 1940 Act and in compliance with such other mandatory in-vestment restrictions as are set forth in the WM Prospectus, as amended through the Exchange Date.

  o. All of the issued and outstanding shares of common stock of the Acquired Fund shall have been offered for sale and sold in conformity with all appli-cable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

  p. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

 3. Reorganization.

  a. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the Acquired Fund's obligations to distribute to its shareholders all of its in-vestment company taxable income and net capital gain as described in Section 8(m)), the Acquired Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Ac-quired Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or con-tingent (including cash received by the Acquired Fund upon the liquidation by the Acquired Fund of any investments), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Ac-quired Fund, whether accrued or contingent, existing at the Valuation Time (as defined below) except for the Acquired Fund's liabilities, if any, aris-ing in connection with this Agreement. Pursuant to this Agreement, the Ac-quired Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholders of the Acquired Fund in exchange for their Class A and Class B shares of the Acquired Fund.

  b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other proper-ties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

  c. The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

 4. Valuation Time. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Ac-quired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the

Acquired Fund assumed by the Acquiring Fund on that date, determined as here-inafter provided in this Section 4.

  a. The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the shares of the Acquired Fund, and the value of the liabilities attributable to the Class A and Class B shares of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

  b. The net asset value of the Class A and Class B Merger Shares shall be computed in the manner set forth in the WM Prospectus. The value of the as-sets and liabilities of the Class A and Class B shares of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determin-ing the fair market value of the Acquiring Fund's assets and liabilities. For such purposes, the Acquiring Fund and Acquired Fund agree to develop mutually acceptable pricing procedures and to implement such procedures prior to the Valuation Time.

  c. No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

  d. The Acquired Fund shall distribute the Class A Merger Shares to the Class A shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class A Acquired Fund shareholder in accordance with such written instructions. The Acquired Fund shall distribute the Class B Merger Shares to the Class B shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class B Acquired Fund shareholder in accordance with such written instructions.

  e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, pursuant to this Agreement.

 5. Expense, Fees, etc.

  a. The parties hereto understand and agree that the transactions contem-plated by this Agreement are being undertaken contemporaneously with a gen-eral consolidation of certain of the registered investment companies advised by WM Advisors, Inc. ("WM Advisors") and Griffin Financial Investment Advis-ers and their affiliates; and that in connection therewith the costs of all such transactions are being borne by WM Advisors.

  b. In the event the transactions contemplated by this Agreement are not con-summated by reason of the Acquiring Fund's being either unwilling or unable to go forward other than by reason of the nonfulfillment or failure of any condition to the Acquiring Fund's obligations referred to in Section 7(a) or
 Section 8, the Acquiring Fund shall pay directly all reasonable fees and ex-penses incurred by the Acquired Fund in connection with such transactions, including, without limitation, legal, accounting and filing fees.

  c. In the event the transactions contemplated by this Agreement are not con-summated by reason of the Acquired Fund's being either unwilling or unable to go forward other than by reason of the nonfulfillment or failure of any con-dition to the Acquired Fund's obligations referred to in Section 7(a) or Sec-tion 9, the Acquired Fund shall pay directly all reasonable fees and expenses incurred by the Acquiring Fund in connection with such transactions, includ-ing, without limitation, legal, accounting and filings fees.

  d. In the event the transactions contemplated by this Agreement are not con-summated for any reason other than (i) the Acquiring Fund's or the Acquired Fund's being either unwilling or unable to go forward or (ii) the nonfulfill-ment or failure of any condition to the Acquiring Fund's or the Acquired Fund's obligations referred to in Section 7(a), Section 8 or Section 9 of this Agreement, as applicable, then each of the Acquiring Fund and the Ac-quired Fund shall bear all of its own expenses incurred in connection with such transactions.

  e. Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, in-cluding, without limitation, consequential damages, except as specifically set forth above.

 6. Exchange Date. Delivery of the assets of the Acquired Fund to be trans-ferred, assumption of the liabilities of the Acquired Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at Boston, Massa-chusetts as of [March 6, 1999], or at such other date agreed to by an officer of the Acquiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date." All acts taking place at the Exchange Date shall be deemed to take place simulta-neously as of the 4:00 p.m. Eastern time on the Exchange Date unless otherwise provided.

 7. Meetings of Shareholders; Dissolution.

  a. The Griffin Funds, Inc., on behalf of the Acquired Fund, agrees to call a meeting of the Acquired Fund's shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of consider-ing the sale of all of the Acquired Fund's assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of the Ac-quired Fund.

  b. The Acquired Fund agrees that the liquidation and dissolution of the Ac-quired Fund will be effected in the manner provided in The Griffin Funds, Inc.'s Articles of Incorporation and Bylaws in accordance with applicable law and that on and after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

  c. The Acquiring Fund has, in consultation with the Acquired Fund and based in part on information furnished by the Acquired Fund, filed the Registration Statement with the Commission. Each of the Acquired Fund and the Acquiring Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Reg-istration Statement.

 8. Conditions to the Acquiring Fund's Obligations. The obligations of the Ac-quiring Fund hereunder shall be subject to the following conditions:

  a. That this Agreement shall have been adopted and the transactions contem-plated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of common stock of the Acquired Fund entitled to vote.

  b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values deter-mined as provided in Section 4 of this Agreement, together with a list of In-vestments with their respective tax costs, all as of the Valuation Time, cer-tified on the Acquired Fund's behalf by The Griffin Funds, Inc.'s President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Acquired Fund since [September 30], 1998 other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Acquired Fund, or changes due to div-idends paid or losses from operations.

  c. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by The Griffin Funds, Inc.'s Pres-ident (or any Vice President) and Treasurer (or any Assistant Treasurer) cer-tifying that as of the Valuation Time and as of the Exchange Date all repre-sentations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates and the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

  d. That the Acquired Fund shall have delivered to the Acquiring Fund a let-ter from [KPMG Peat Marwick LLP] dated the Exchange Date reporting on the re-sults of applying certain procedures agreed upon by the Acquiring Fund and described in such letter, which limited procedures relate to schedules of the tax provisions and qualifying tests for regulated investment companies as prepared for the fiscal year ended [September 30], 1998 and the period [Octo-ber 1], 1998 to the Exchange Date (the latter period being based on unaudited data).

  e. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

  f. That the Acquiring Fund shall have received an opinion of [Morrison & Foerster LLP], counsel to the Acquired Fund, in form satisfactory to counsel to the Acquiring Fund, and dated the Exchange Date, to the effect that (i) The Griffin Funds, Inc.

 is a Maryland corporation duly formed and is validly existing under the laws of the State of Maryland and has the power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by The Griffin Funds, Inc. on behalf of the Acquired Fund and, assuming that the Registration Statement, the WM Prospectus and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the WM Trust on behalf of the Acquiring Fund, is a valid and binding obligation of The Griffin Funds, Inc. and the Acquired Fund; (iii) The Griffin Funds, Inc., on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in ac-cordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to the Ac-quiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate The Griffin Funds, Inc.'s Articles of Incorporation or Bylaws or any provi-sion of any agreement known to such counsel to which The Griffin Funds, Inc. or the Acquired Fund is a party or by which it is bound; and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by The Griffin Funds, Inc. on behalf of the Ac-quired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

  g. That the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and sub-ject to certain qualifications), dated the Exchange Date, in form satisfac-tory to the Acquiring Fund and its counsel, with respect to the matters spec-ified in Section 9(f) of this Agreement.

  h. That the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations provided in a letter of a duly authorized representative of the Acquiring Fund and subject to certain qualifications), dated the Exchange Date, in form satis-factory to the Acquiring Fund and its counsel, to the effect that, on the ba-sis of the existing provisions of the Code, current administrative rules, and the court decisions, for federal income tax pur- poses: (i)(a) the Merger will constitute a "reorganization," within the meaning of Section 368(a) of the Code, and (b) each of the Acquiring Fund and the Acquired Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Merger, and, correspondingly, (c) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Investments transferred to the Acquiring Fund pursuant to this Agreement in exchange for the Merger Shares; (ii) the basis to the Acquiring Fund of the Investments will be the same as the basis of the Investments in the hands of the Acquired Fund immediately prior to such exchange; and (iii) the Acquiring Fund's hold-ing periods with respect to the Investments will include the respective peri-ods for which the Investments were held by the Acquiring Fund.

  i. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limita-tions or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

  j. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been in-stituted or, to the knowledge of The Griffin Funds, Inc. or the Acquiring Fund, threatened by the Commission.

  k. That The Griffin Funds, Inc. and The WM Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such or-ders shall be in full force and effect.

  l. That all actions taken by The Griffin Funds, Inc. on behalf of the Ac-quired Fund in connection with the transactions contemplated by this Agree-ment and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and its counsel.

  m. That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or divi-dends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the ex-cess of (x) the Acquired Fund's investment income excludable from gross in-come under Section 103(a) of the Code over (y) the Acquired Fund's deductions disallowed under Sections 265 and 171 (a) (2) of the Code, (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid), in each case for its taxable years ending on or after September 30, 199[8] and on or prior to the Exchange Date, and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for both the taxable year ending on September 30, 199[8] and the short taxable period ending on October 1, 199[8] and ending on the Exchange Date.

  n. That the Acquired Fund shall have furnished to the Acquiring Fund a cer-tificate, signed by the President (or any Vice President) and the Treasurer (or any Assistant Treasurer) of The Griffin Funds, Inc., as to the tax cost to the Acquired Fund of the securities delivered to the Acquiring Fund pursu-ant to this Agreement, together with any such other evidence as to such tax cost as the Acquiring Fund may reasonably request.

  o. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

  p. That the Acquired Fund's transfer agent shall have provided to the Ac-quiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

  q. That all of the issued and outstanding shares of common stock of the Ac-quired Fund shall have been offered for sale and sold in conformity with all applicable state securities or blue sky laws (including any applicable exemp-tions therefrom) and, to the extent that any audit of the records of the Ac-quired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, either (i) the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund or its counsel are neces-sary to remedy any prior failure on the part of the Acquired Fund to have of-fered for sale and sold such shares in conformity with such laws or (ii) the Acquired Fund shall have furnished (or caused to be furnished) surety, or de-posited (or caused to be deposited) assets in escrow, for the benefit of the Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of the Acquiring Fund or its counsel, to indemnify the Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of the Acquired Fund to have offered and sold such shares in conformity with such laws.

  r. That the Acquiring Fund shall have received from [KPMG Peat Marwick LLP] a letter addressed to the Acquiring Fund dated as of the Exchange Date satis-factory in form and substance to the Acquiring Fund reporting on the results of applying limited procedures agreed upon by the Acquiring Fund and de-scribed in such letter (but not an examination in accordance with generally accepted auditing standards), which limited procedures relate as of the Valu-ation Time to the procedures customarily utilized by the Acquired Fund in valuing its assets and issuing its shares.

 9. Conditions to the Acquired Fund's Obligations. The obligations of the Ac-quired Fund hereunder shall be subject to the following conditions:

  a. That this Agreement shall have been adopted and the transactions contem-plated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of common stock of the Acquired Fund entitled to vote.

  b. That the WM Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, [other than liabilities arising pursuant to this Agreement.]

  c. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the WM Trust's President

 (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and cor-rect in all material respects as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates; and that WM Advisors shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by an officer of WM Advi-sors, certifying that as of the Valuation Time and as of the Exchange Date, to the best of WM Advisors's knowledge, after due inquiry, all representa-tions and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date.

  d. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

  e. That the Acquired Fund shall have received an opinion of Ropes & Gray, counsel to the Acquiring Fund, in form satisfactory to counsel to the Ac-quired Fund, and dated the Exchange Date, to the effect that (i) the WM Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by the WM Trust and the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by the WM Trust on behalf of the Ac-quiring Fund and, assuming that the WM Prospectus, the Registration Statement and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by The Griffin Funds, Inc. on behalf of the Acquired Fund, is a valid and binding obligation of the WM Trust and the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the WM Trust's Decla-ration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the WM Trust or the Acquiring Fund is a party or by which it is bound; (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WM Trust on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effec-tiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

  f. That the Acquired Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations provided in a letter of a duly authorized representative of the Acquired Fund and subject to certain qualifications), in form satisfac-tory to the Acquired Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i)(a) the Merger will con-stitute a "reorganization," within the meaning of Section 368(a) of the Code, and (b) each of the Acquiring Fund and the Acquired Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with re-spect to the Merger, and, correspondingly, (c) no gain or loss will be recog-nized by the Acquired Fund as a result of the reorganization; (ii) no gain or loss will be recognized by shareholders of the Acquired Fund on the distribu-tion of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) the tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the basis of the Acquired Fund shares; and (iv) a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be de-termined by including the holding period for the Acquired Fund shares ex-changed for the Merger Shares, provided that the shareholder held the Ac-quired Fund shares as a capital asset.

  g. That all actions taken by the WM Trust on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund and its counsel.

  h. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been in-stituted or, to the knowledge of the WM Trust or the Acquiring Fund, threat-ened by the Commission.

  i. That the WM Trust shall have received from the Commission and any rele-vant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect. With respect to the Acquiring Fund, the Board of Trustees, including a majority of the "non-interested" Trustees, has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing Shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

  j. That for the period beginning at the Exchange Date of the Reorganization
 and ending not less than   years thereafter, the Acquiring Fund shall pro-
 vide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to the Directors and officers of the Acquired Fund, covering the actions of the Directors and officers of the Acquired Fund for the period they served as such.

 10. Indemnification.

  a. The Acquired Fund will indemnify and hold harmless, out of the assets of the Acquired Fund (which shall be deemed to include the assets of the Acquir-ing Fund represented by the Merger Shares following the Exchange Date) but no other assets, the trustees and officers of the WM Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, loss-es, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relat-ing to The Griffin Funds, Inc. or the Acquired Fund contained in the Regis-tration Statement or the Griffin Prospectus, the Acquired Fund Proxy State-ment or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to The Griffin Funds, Inc. or the Acquired Fund required to be stated therein or necessary to make the statements relat-ing to The Griffin Funds, Inc. or the Acquired Fund required to be stated therein or necessary to make the statements relating to The Griffin Funds, Inc. or the Acquired Fund therein not misleading, including, without limita-tion, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or pro-ceeding, or threatened claim, action, suit or proceeding made with the con-sent of The Griffin Funds, Inc. or the Acquired Fund. The Indemnified Parties will notify The Griffin Funds, Inc. and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(a). The Acquired Fund shall be entitled to participate at its own expense in the de-fense of any claim, action, suit or proceeding covered by this Section 10(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceed-ing, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund's obligation under Section 10(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities re-quired to be paid by it under this Section 10(a) without the necessity of the Indemnified Parties' first paying the same.

  b. The Acquiring Fund will indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, the directors and officers of The Griffin Funds, Inc. (for purposes of this subparagraph, the "Indemnified Par-ties") against any and all expenses, losses, claims, damages and liabil-ities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indem-nified Parties may be involved or with which any one or more of the Indemni-fied Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in the Registration Statement, the WM Prospectus, the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the WM Trust or the Acquiring Fund re-quired to be stated therein or necessary to make the statements relating to the WM Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or pro-ceeding, or threatened claim, action, suit or proceeding made with the con-sent of the WM Trust or the Acquiring Fund. The Indemnified Parties will no-tify the WM Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(b). The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Section 10(b), or, if its so elects, to assume at its expense by counsel satisfactory to the Indemni-fied Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund's obligation un-der this Section 10(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(b) without the necessity of the Indemnified Parties' first paying the same.

 11. No Broker, etc. Each of the Acquired Fund and the Acquiring Fund repre-sents that there is no person who has dealt with it, the WM Trust or The Grif-fin Funds, Inc. who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

 12. Termination. The Acquired Fund and the Acquiring Fund may, by mutual con-sent of the directors of The Griffin Funds, Inc. and the trustees of the WM Trust on behalf of each Fund, terminate this Agreement, and the Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of their respective directors/trustees or an officer authorized by such directors/trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by [September 30], 1999, this Agreement shall automat-ically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

 13. Rule 145. Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any Merger Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affili-ate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

  "THESE SHARES MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO WM U.S. GOVERNMENT SECURITIES FUND OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGIS-TRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFAC-TORY TO THE FUND SUCH REGISTRATION IS NOT REQUIRED."

and, further, the Acquiring Fund will issue stop transfer instructions to the Acquiring Fund's transfer agent with respect to such shares. The Acquired Fund will provide the Acquiring Fund on the Exchange Date with the name of any Ac-quired Fund shareholder who is to the knowledge of the Acquired Fund an affil-iate of the Acquired Fund on such date.

 14. Covenants, etc. Deemed Material. All covenants, agreements, representa-tions and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

 15. Sole Agreement; Amendments. This Agreement supersedes all previous corre-spondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

 16. Declaration of Trust. A copy of the Declaration of Trust of the WM Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of the WM Trust on behalf of the Acquiring Fund, as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of the WM Trust individually but are binding only upon the assets and property of the Acquiring Fund.

     THE GRIFFIN FUNDS, INC.,

     on behalf of its U.S. Government Income Fund series

     By: __________________________________________________________________

     WM TRUST I

     on behalf of its U.S. Government Securities Fund series

     By: __________________________________________________________________
            William G. Papesh, President
money market funds

Appendix B
Excerpts from Semi-Annual Report of WM Trust I dated
April 30, 1998 Regarding Investment Performance

Portfolio Manager

Audrey Quaye has over five years investment experience, is a Certified Public Accountant, holds an MBA, and has been with WM Advisors, Inc. since 1996. Ms. Quaye manages the Money Market Fund and the Tax-Exempt Money Market Fund.

Economic Conditions Affecting Fund Performance

During the six-month period ended April 30, 1998, financial markets experienced the peak of the Asian economic crisis. As currencies and markets collapsed across that region, investors moved assets to high-quality, domestic holdings and a strong rally in the U.S. bond market ensued. The U.S. economy remained healthy and strong during the period, although the pace of growth moderated in some regions due to a slowdown in manufacturing and export activity. Consumer confidence was high, the housing market flourished in the low interest rate environment, and the unemployment rate declined to a 28-year low of 4.3%.

Inflation remained very tame throughout 1997 and into the early part of 1998. As a result, the Federal Reserve left rates unchanged at its March 31, 1998 meeting. The strength of the U.S. economy was balanced by the slowdown in Asian activity and did not translate into overall price pressures. The result for the short-term market was that the benchmark 90-day U.S. Treasury bill yield declined from a high of 5.48% in December 1997, to 4.98% on April 30, 1998. Average tax-free daily money market yields also declined from 3.60% in January 1998, to 1.75% in February 1998, and then rose to 4.20% at April 30, 1998. The volatility was primarily due to change in supply and demand conditions in the tax-free market.

Economic and Interest Rate Outlook

We expect inflation to remain tame and we anticipate a gradual slowdown in the U.S economy as exports to Asia continue to decline and cheaper imports from Asia push down domestic price levels. We also expect the slowdown in the economy to reduce the risk of inflation, resulting in the possibility for lower interest rates. However, if the effect of the Asian economic crisis is not as strong as projected, or if employment costs continue to rise, then an increase in inflation and interest rates is possible. Nevertheless, we do not anticipate Fed rate move in the near future.

Portfolio Strategy

Effective March 23, 1998, Sierra money market assets merged with, and into, the WM Money Market Fund. The Fund's net assets at April 30, 1998, totaled $452.4 million. One effect of the merger was an increase in the Fund's exposure to U.S. Government and Agency obligations. In addition, in an attempt to lower overall risk in the portfolio, we reduced the Fund's exposure to the banking and foreign sectors. We also extended the Portfolio's weighted average maturity in view of our interest rate outlook.

The WM Tax-Exempt Money Market Fund's net assets at April 30, 1998, totaled $27.34 million. During the period, we reduced the Fund's exposure to the more volatile daily variable rate securities when short-term interest rates declined significantly. However, the Portfolio's weighted average maturity did not change significantly.

Portfolios' Performance/1/

At April 30, 1998, the seven-day simple yield for Class A shares of the WM Money Market Fund was 4.90%, or 5.02% on a compounded annual basis. The Fund had a weighted average maturity of 84 days.

The seven-day simple yield for Class A shares of the WM Tax-Exempt Money Market Fund was 3.64%, or 3.71% on a compounded annual basis. The Fund had a weighted average maturity of 63 days.

--------------------------------------------------------------------------------
30 Day Distribution Rates*                      A Shares             B Shares

       Money Market Fund                          4.84%                4.10%
       Tax-Exempt Money Market Fund               3.38%                2.52%
--------------------------------------------------------------------------------

* During the period noted, WM Advisors, Inc. waived a portion of its management fees and absorbed certain other expenses. Without the waiver and expense absorption, the yields would have been lower.

/1/ All yield information represents past performance, which cannot guarantee future results. Principal is not guaranteed or insured by the U.S. government, and yields will fluctuate depending on market conditions. There is no assurance that the portfolios will maintain their $1.00 per share net asset value.

u.s. government securities


Portfolio Manager

The U.S. Government Securities Fund is managed by a fixed income team led by Senior Portfolio Manager Gary Pokrzywinski, who has over 12 years of asset management experience and has been with WM Advisors, Inc. for more than 5 years. Mr. Pokrzywinski is a Chartered Financial Analyst and holds a Business Degree from the University of Wisconsin.

What were the most significant factors contributing to the Fund's performance over the past 6 months?

The fixed-income market benefited from low inflation and an overall "flight to quality" stemming from the Asian economic crisis. Many investors worldwide moved assets from volatile global regions to U.S. government securities. The yield on the 30-year Treasury dropped to a record low in January of 1998 and closed the period under 6%. Given this positive economic backdrop, the U.S. Government Securities Fund's Class A shares total return for the six months ended 4/30/98 was 3.40% (-1.26% adjusted for the maximum sales charge).+

The large percentage of mortgage-backed securities in the Fund produced a

                           [LINE GRAPH APPEARS HERE]

                 growth of a $10,000 investment (class A shares)

                           Fund (adjusted
           Fund (not         for the        Lehman Brothers
         adjusted for      maximum 4.5%       Government
         sales charge)     sales charge)      Bond Index      Inflation

Apr 88     10,000             9,550             10,000         10,000
Jan 89     10,452             9,982             10,549         10,341
Jan 90     11,589            11,068             11,731         10,878
Jan 91     12,958            12,375             13,076         11,493
Jan 92     14,440            13,790             14,688         11,793
Jan 93     15,873            15,159             16,340         12,174
Jan 94     17,065            16,298             17,947         12,482
Jan 95     16,401            15,663             17,425         12,832
Jan 96     19,257            18,390             20,366         13,182
Jan 97     19,664            18,779             20,827         13,585
Jan 98     21,809            20,827             23,139         13,801
Apr 98     21,968            20,980             23,245         13,843

The Lehman Brothers Government Bond Index is an unmanaged index of all U.S. government bonds. The Consumer Price Index is a measurement of inflation for all urban consumers (CPI-U). The Index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

+ The performance of the Class B shares and Class S shares was different than that indicated by the lines shown above for the Class A shares, based on the difference in sales loads and fees paid by Class B and Class S shareholders.

++ Represents inflation

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns as of 4/30/98                              1 Year       5 Year           10 Year
Class A Shares
       Fund (not adjusted for sales charge)                             11.21%        6.24%            8.19%
       Fund (adjusted for the maximum 4.5% sales charge)                 6.17%        5.27%            7.69%
       Lehman Brothers Government Bond Index                            11.05%        6.65%            8.80%

Average Annual Total Returns as of 4/30/98                              1 Year       5 Year       Since Inception
Class B Shares                                                                                      March 1994
       Fund (not adjusted for sales charge)                             10.27%         N/A             6.78%
       Fund (adjusted for the maximum contingent deferred sales charge)  5.27%         N/A             6.38%
       Lehman Brothers Government Bond Index                            11.05%         N/A             7.70%
------------------------------------------------------------------------------------------------------------------

Class S share total return (not annualized) from the inception date of March 23, 1998 through April 30, 1998 was 0.31%, -4.68% adjusted for the maximum CDSC.

--------------------------------------------------------------------------------
                u.s. government securities portfolio composition*
--------------------------------------------------------------------------------

relatively high level of income for shareholders. The Class A share SEC Yield for the 30-days ended April 30, for the Fund was 6.27% (5.77% for Class B shares). Additionally, because the Fund has an intermediate maturity profile, the Net Asset Value (NAV or price per share) increased as the general level of interest rates declined for the period.

What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

Interest rates dropped marginally during the six-month period, which had positive effects on the Fund and its total return performance. Because of the drop in interest rates, mortgage-backed securities tended to underperform other sectors as investors were nervous about the prospects for increased prepayments. Lower rates provided an environment conducive to prepayments as refinancing increased significantly in the early part of January. After rates stabilized and prepayment expectations waned, the performance of mortgage-backed securities gained strength relative to other bond sectors as rates then moved within a trading range. If interest rates remain relatively stable, as seen during these months, mortgages tend to perform relatively well. In addition, the Fund took advantage of some low prices of mortgage-backed investments to increase its overall investment in the sector.

Were there any shifts in the Fund's portfolio holdings/sectors that have had a significant impact on Fund performance?

Due to the merger with the Sierra U.S. Government Fund and the related inflows of assets, as well as our outlook for mortgage-backed securities, the Fund increased its exposure to this sector. Although management's overall outlook remains the same, the Fund's average maturity and duration--a measurement of price sensitivity to changes in interest rates, declined slightly in the period. The Fund remains focused on securities that are non-callable and have a low probability, we believe, of being prepaid.

What is our intermediate- and long-term outlook for the Fund?

The long-term strategy of the Fund is to have a significant percentage of its holdings in mortgage-backed securities. Over a complete cycle of interest rates, mortgage securities should continue to provide a high level of income. The Fund will maintain its intermediate maturity structure since we believe that type of structure typically offers the best risk/reward profile on the yield curve (the distribution of yields ranging from short to long maturities). An intermediate maturity structure will also provide value given the current outlook for a continuation of the secular decline of interest rates.

                           [PIE CHART APPEARS HERE]

--------------------------------------------------------------------------------
               U.S. government SECURITIES portfolio COMPOSITION*

     FHLMC ......................................................  34%
     GNMA .......................................................  27%
     FNMA .......................................................   6%
     GNMA II ....................................................   3%
     CMOs .......................................................   6%
     U.S. Treasury Notes ........................................  13%
     U.S. Treasury Bonds ........................................  11%

                                                      * Percent of net assets
--------------------------------------------------------------------------------

What is our overall economic outlook for the next 12 months?

Over the next twelve months we expect the economy to exhibit moderate growth. The effects of these events in Asia should help keep growth and inflation under control. Global price competition and the higher levels of imports into the United States should lend to this scenario. Overall, there continues to be worldwide structural forces at work (fiscal austerity, demo-graphics, excess capacity) which should keep inflation under control for the next 3-5 years.

income fund


Portfolio Manager

The Income Fund is managed by a fixed-income team led by Senior Portfolio Manager Gary Pokrzywinski, who has over 12 years of asset management experience and has been with WM Advisors, Inc. for more than 5 years. Mr. Pokrzywinski is a Chartered Financial Analyst and holds a Business Degree from the University of Wisconsin.

What were the most significant factors contributing to the Fund's performance over the past 6 months?

The fixed-income market benefited from low inflation and an overall "flight to quality" stemming from the Asian economic crisis. Many investors worldwide moved assets from volatile global regions to U.S. domestic securities. The yield on the 30-year Treasury dropped to a record low in January of 1998 and closed the period under 6%. Given this positive economic backdrop, the Income Fund's performance for the six months ended April 30, 1998 was 3.24% (-1.41% adjusted for the maximum sales charge).+

The large percentage of corporate and mortgage bond holdings in the Fund produced a high level of

                           [LINE GRAPH APPEARS HERE]

                 growth of a $10,000 investment (class A shares)

                            Fund (adjusted
            Fund (not          for the         Lehman Brothers
           adjusted for      maximum 4.5%        Government/
           sales charge)     sales charge)     Corporate Index     Inflation

Apr 88       10,000             9,550              10,000           10,000
Jan 89       10,453             9,983              10,586           10,341
Jan 90       10,979            10,485              11,771           10,878
Jan 91       12,089            11,545              13,069           11,493
Jan 92       13,860            13,236              14,787           11,793
Jan 93       15,381            14,689              16,498           12,174
Jan 94       16,991            16,226              18,200           12,482
Jan 95       16,188            15,460              17,634           12,832
Jan 96       19,471            18,595              20,759           13,182
Jan 97       20,064            19,161              21,256           13,585
Jan 98       22,312            21,308              23,629           13,801
Apr 98       22,646            21,627              23,773           13,843

+ The performance of the Class B shares and Class S shares was different than that indicated by the lines shown above for the Class A shares, based on the difference in sales loads and fees paid by Class B and Class S shareholders.

++ Represents inflation

Index total returns were calculated from 4/30/88 to 4/30/98. The Lehman Brothers Government/Corporate Index is unmanaged and represents all government and corporate bonds. The Consumer Price Index is a measurement of inflation for all urban consumers (CPI-U). The Index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns as of 4/30/98                              1 Year       5 Year           10 Year
Class A Shares
       Fund (not adjusted for sales charge)                             12.55%        7.34%            8.52%
       Fund (adjusted for the maximum 4.5% sales charge)                 7.54%        6.35%            8.02%
       Lehman Brothers Government/Corporate Index                       11.33%        6.90%            9.05%


Average Annual Total Returns as of 4/30/98                              1 Year       5 Year       Since Inception
Class B Shares                                                                                      March 1994
       Fund (not adjusted for sales charge)                             11.63%         N/A             7.86%
       Fund (adjusted for the maximum contingent deferred sales charge)  6.63%         N/A             7.47%
       Lehman Brothers Government/Corporate Index                       11.33%         N/A             7.99%
------------------------------------------------------------------------------------------------------------------

Class S share total return (not annualized) from the inception date of March 23, 1998 through April 30, 1998 was -0.09%, -5.06% adjusted for the maximum CDSC.

--------------------------------------------------------------------------------
                        income fund portfolio composition
--------------------------------------------------------------------------------

current income during the period. The Fund's Class A share SEC yield for the 30 days ended April 30 was 6.15% (5.66% for Class B shares). However, some of this income was offset by a general industry-wide price underperformance of corporate securities and a few specific fund holdings that underperformed relative to the overall market. Conversely, the intermediate-maturity profile of securities in the Fund provided positive results as interest rates dropped and prices correspondingly increased. The high-yield component of the portfolio also provided strong results for the period as that sector tended to outperform other fixed-income sectors. Overall, Fund performance was consistent with the growth levels of the domestic economy and the overall results experienced by fixed-income investments in general.

What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

Because of its intermediate maturity and duration--a measurement of sensitivity to interest rate changes--the Fund performance generally cycles with market rates. After a significant decline in rates during November and December of 1997, interest rates stabilized and traded in a relatively small range during the first four months of 1998. Although volatility did exist, as economic uncertainty and inflation prospects were digested by the market, the overall effect was positive for the period.

As some corporate holdings lost relative value in the period, the Fund took advantage of the lower prices of corporate securities and increased the percentage of the portfolio allocated to this sector.

Were there any shifts in the Fund's portfolio holdings/sectors that have had a significant impact on Fund performance?

Although there were no major structural changes in the overall portfolio and its management, the inflow of assets from the merger with Sierra Corporate Income Fund changed the make-up of the Fund to some extent. There is now a larger percentage of assets in corporate holdings in an attempt to boost overall yield. However, the broad aspects of average quality, average maturity and sector allocation did not change significantly. The Fund remains positioned with an intermediate average maturity of around 11 years and an average quality of bond issues at A-./1/

Internal credit research of individual corporate securities is one of the primary ways the Fund's management seeks to add value to its shareholders. Each company is scrutinized and its business prospects are analyzed in an attempt to find value relative to the overall market.

                           [PIE CHART APPEARS HERE]

--------------------------------------------------------------------------------
                       INCOME fund PORTFOLIO composition
--------------------------------------------------------------------------------

     Industrial .................................................  57%
     Financial ..................................................  13%
     Yankee Bonds ...............................................   9%
     Electric ...................................................   6%
     Government Agency and Agency Backed ........................   6%
     CMOs .......................................................   2%
     Treasuries .................................................   4%
     Preferred Stock ............................................   2%
     Cash & Other ...............................................   1%

What is our intermediate- and long-term outlook for the Fund?

We expect the Fund to continue to invest a large percentage of assets in corporate securities, and to a lesser extent, mortgage-backed and Treasury securities. Shifts in these sectors will occur dependent upon our overall outlook for the business cycle. The Fund will continue to position investments at the longer end of the intermediate maturity range to take advantage of the prospects of continued market declines in interest rates. The current inflation environment supports this outlook as global price pressures remain very weak and real returns (inflation adjusted) remain strong.

What is our overall economic outlook for the next 12 months?

Over the next twelve months we expect the economy to exhibit moderate growth. The effects of the fallout in Asia should help keep growth and inflation under control. Global price competition and higher levels of imports into the United States supports this scenario. Overall, there continues to be worldwide structural forces at work (fiscal austerity, demographics, excess capacity) which should keep inflation under control for the next 3-5 years. In this environment, corporate credit quality should continue to improve at a modest pace as companies are able to grow and flourish.


/1/ As rated by Standard & Poor's
tax-exempt bond fund


Portfolio Manager

Brian Placzek of WM Advisors, Inc. is the portfolio manager for the Tax-Exempt Bond Fund. Mr. Placzek is a Chartered Financial Analyst and has been with WM Advisors, Inc. for over seven years.


What were the most significant factors contributing to the Fund's performance over the past 6 months?

The past six months has been a dramatic period for fixed-income investors and for shareholders of the Tax-Exempt Bond Fund. During the period, interest rates in the Treasury market declined. As 1997 closed, long-term Treasury yields experienced significant reductions. A slowdown in growth stemming from the Asian crisis and low global inflation helped push rates lower. Conversely, municipal yields ended the period higher. This divergence may lay the foundation for better relative performance by municipals going forward.

The merger of Sierra National Municipal Fund resulted in a large inflow of assets, but did not change the style or strategy of the Fund. Overall, the Fund's total return for Class A shares appreciated 2.37% (-2.24% adjusted for the maximum sales charge) during the period.+

What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

In late 1997, a lack of inflation (falling to the

                           [LINE GRAPH APPEARS HERE]

                 growth of a $10,000 investment (class A shares)

                           Fund (adjusted
           Fund (not          for the       Lehman Brothers
          adjusted for      maximum 4.5%       Municipal
          sales charge)     sales charge)        Index        Inflation

Apr 88       10,000            9,550            10,000         10,000
Jan 89       10,762           10,278            10,787         10,341
Jan 90       11,344           10,834            11,653         10,878
Jan 91       12,354           11,798            12,730         11,493
Jan 92       13,624           13,010            14,120         11,793
Jan 93       15,004           14,328            15,507         12,174
Jan 94       16,891           16,131            17,407         12,482
Jan 95       16,097           15,373            16,788         12,832
Jan 96       18,554           17,719            19,317         13,182
Jan 97       18,929           18,077            20,057         13,585
Jan 98       20,734           19,801            22,085         13,801
Apr 98       20,552           19,627            22,012         13,843

+ The performance of the Class B shares and Class S shares was different than that indicated by the lines shown above for the Class A shares, based on the difference in sales loads and fees paid by Class B and Class S shareholders.

++ Represents inflation

The Lehman Brothers Municipal Bond Index is unmanaged and includes all investment grade municipal bond issues. The Consumer Price Index is a measurement of inflation for all urban consumers (CPI-U). The Index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

-------------------------------------------------------------------------------------------------------------
Average Annual Total Returns as of 4/30/98                              1 Year     5 Year         10 Year
Class A Shares
       Fund (not adjusted for sales charge)                              8.36%      5.70%          7.47%
       Fund (adjusted for the maximum 4.5% sales charge)                 3.48%      4.73%          6.97%
       Lehman Brothers Municipal Index                                   9.30%      6.51%          8.21%


Average Annual Total Returns as of 4/30/98                              1 Year     5 Year     Since Inception
Class B Shares                                                                                  March 1994
       Fund (not adjusted for sales charge)                              7.47%       N/A           5.85%
       Fund (adjusted for the maximum contingent deferred sales charge)  2.47%       N/A           5.44%
       Lehman Brothers Municipal Index                                   9.30%       N/A           7.69%
-------------------------------------------------------------------------------------------------------------

Class S share total return (not annualized) from the inception date of March 23, 1998 through April 30, 1998 was -0.79%, -5.73% adjusted for the maximum CDSC.

--------------------------------------------------------------------------------
                     tax-exempt bond portfolio composition*
--------------------------------------------------------------------------------

lowest levels since the 1960s), helped pull bond yields down. This was compounded by the explosion of the Asian crisis, which culminated with fears that South Korea would default on its debt at the beginning of 1998. U.S. bond yields benefited from a general "flight to quality" and from a belief that the collapse in Asia would slow our strong economy. This slowing could help keep inflation under control. Bond investors reacted favorably, pushing the yield on the 30-year Treasury bond to an all-time low of 5.69%.

The panic in Asia eased somewhat after January. Concerns then revived about the strength of the domestic economy. Confronted with record home sales, soaring consumer confidence, and unemployment at a 28-year low, market participants worried about the potential for an increase in inflation. Bond yields rose from their January lows, but finished the period lower, with the yield on the 30-year Treasury closing under 6%.

Municipal bonds, however, performed poorly over the same period. Like Treasuries, municipal bond yields attained their period lows in January when AAA rated 30-year municipal bond yields fell to 4.88%/1/. However, yields on municipal bonds ended the period generally higher. This had a negative impact on Fund performance relative to taxable investments.

The poor performance of municipal bonds can be attributed to lower levels of demand coupled with an onslaught of supply. Cash flows into municipal bond funds have been generally weak, but the supply side has driven performance. There has been a high degree of issuance from municipalities. As rates declined, municipalities issued new bonds to refinance existing bonds at the lower rates. Furthermore, whereas federal government issuance has declined, new money issuance (bonds not issued to refinance bonds) by municipalities rose about 27% during the first part of 1998 (relative to 1997).

Were there any shifts in the Fund's portfolio holdings/sectors that have had a significant impact on Fund performance?

The overall look of the Fund changed slightly after the merger with the Sierra National Municipal Fund. Heavy sector investments in either Fund, such as hospitals in the Sierra Fund or utilities in the Composite Fund, were offset by under-representation in its counterpart. Generally, the combination of the two created a fund that is typical of the industry average. It is noteworthy that the credit quality remains in the AA category, and we intend to maintain that average.1 A change for former Composite shareholders who are individuals has been the addition of bonds subject to the Alternative Minimum Tax (AMT)./2/ Such bonds comprise about 15% of the overall assets in the Fund. AMT bonds can offer a higher yield than other bonds from a given issuer. Depending on an individual shareholder's circumstances, AMT treatment may or may not give rise to individual tax liabilities.

                           [PIE CHART APPEARS HERE]

--------------------------------------------------------------------------------
                    TAX-EXEMPT bond PORTFOLIO composition*
--------------------------------------------------------------------------------

     AAA ...................................................  39%
     AA ....................................................  26%
     A .....................................................  17%
     BBB ...................................................  14%
     BB & B ................................................   1%
     Cash ..................................................   2%
     Not Rated .............................................   1%

                                                   * Percent of net assets

What is our intermediate- and long-term outlook for the Fund?

Although the performance of municipal bonds has been poor relative to Treasuries, it may have established a basis for strong relative performance going forward. Municipal bond yields relative to treasuries are now at their cheapest level since the "Flat Tax Scare" of 1995. The months of June and July are normally periods of high municipal turnover, when maturities, bond calls, and coupon payments place a great deal of cash in the hands of investors. This can then incite demand in the market as reinvestment increases.

We plan to continue to focus investment into bonds that we believe have a low probability of being called. We intend to maintain our concentration in high quality bonds, with over one-third of the portfolio invested in insured bonds, and over two-thirds of the portfolio in AA or better rated securities./1/

What is our overall economic outlook for the next 12 months?

Current low levels of inflation are positive for all fixed-income investors. Given the effects of the Asian crisis and the corresponding global price competition, this trend should continue. More specifically, in the municipal market, the combination of municipal bonds "on sale," and municipal investors with an inflow of cash may be the right mix to prompt municipal bonds to outperform Treasury bonds in the coming months.


/1/ As rated by Standard & Poor's

/2/ A portion of the Fund's income may be subject to some state and/or local tax. In addition, exempt-interest dividends from the Fund will generally increase a corporate shareholder's exposure to AMT liability.

growth & income fund


Portfolio Manager

Philip M. Foreman, Senior Portfolio Manager of WM Advisors, Inc. has managed the Growth & Income Fund since joining the Firm in November, 1991. Mr. Foreman is both a Chartered Financial Analyst and a Certified Financial Planner, holds an MBA, and has over 12 years of experience in the investment industry.


What were the most significant factors contributing to the Fund's performance over the past 6 months?

The period was dominated by strong fundamental performance. Markets advanced on positive economic news and continued strength in earnings. This was especially evident in the larger-capitalized companies that dominate the Growth & Income Fund's portfolio. Although it underperformed relative to the S&P 500, the Fund's Class A shares total return appreciated 15.42% (9.07% adjusted for the maximum sales charge) for the period ended April 30, 1998.+

Another trend in domestic equity markets was that of mergers and acquisitions. Three of our holdings were bought out at substantial premiums to their previous

                           [LINE GRAPH APPEARS HERE]

                 growth of a $10,000 investment (class A shares)

                             Fund (adjusted
              Fund (not          for the
            adjusted for      maximum 5.5%     S&P 500
            sales charge)     sales charge)     Index     Inflation

Apr 88         10,000            9,450         10,000      10,000
Jan 89         11,283           10,663         11,704      10,341
Jan 90         11,446           10,817         13,389      10,878
Jan 91         11,908           11,253         14,511      11,493
Jan 92         14,446           13,651         17,805      11,793
Jan 93         16,057           15,174         19,676      12,174
Jan 94         17,836           16,855         22,205      12,482
Jan 95         17,784           16,805         22,332      12,832
Jan 96         23,967           22,648         30,942      13,182
Jan 97         29,847           28,205         39,102      13,585
Jan 98         36,290           34,294         49,642      13,801
Apr 98         40,682           38,444         56,506      13,843

+ The performance of the Class B shares and Class S shares was different than that indicated by the lines shown above for the Class A shares, based on the difference in sales loads and fees paid by Class B and Class S shareholders.

++ Represents inflation

The Standard & Poor's 500 Composite Index (S&P 500) represents an unmanaged weighted index of 500 companies. The Consumer Price Index is a measurement of inflation for all urban consumers (CPI-U). The index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns as of 4/30/98                              1 Year       5 Year           10 Year
Class A Shares
       Fund (not adjusted for sales charge)                             35.39%       20.41%           14.99%
       Fund (adjusted for the maximum 5.5% sales charge)                27.94%       19.05%           14.34%
       S&P 500 Index                                                    41.15%       23.25%           18.91%


Average Annual Total Returns as of 4/30/98                              1 Year       5 Year       Since Inception
Class B Shares                                                                                      March 1994
       Fund (not adjusted for sales charge)                             34.50%         N/A            23.08%
       Fund (adjusted for the maximum contingent deferred sales charge) 29.50%         N/A            22.83%
       S&P 500 Index                                                    41.15%         N/A            27.93%
------------------------------------------------------------------------------------------------------------------

Class S share total return (not annualized) from the inception date of March 23, 1998 through April 30, 1998 was 0.56%, -4.44% adjusted for the maximum CDSC.

--------------------------------------------------------------------------------
                   growth & income fund portfolio composition*
--------------------------------------------------------------------------------

trading prices and subsequently rewarded our shareholders: Zurn Industries, Greentree Financial and Waste Management. Also, some mega-cap securities benefited from a "flight to quality" and lack of Asian market exposure (GE, Merck and Abbott Labs are examples) during the period. The "flight to quality" transpired as many worldwide investors poured money into more predictable, large, U.S. corporations after the debacle in the Asian economies.

What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

Heavy flow of money into large-cap index issues characterized the period. Larger-company stocks performed better than almost all other classes of equities. This was driven by economic conditions that produced low interest rates, slowing economic growth from Asian countries, and record levels of mergers and acquisitions. We believe most of the holdings in the Fund may benefit from moderate economic growth conditions as earnings are able to grow with low inflation and lower costs of capital. The Fund avoided commodity and basic industry issues during the period, as low cost Asian imports could negatively impact their profitability. The Fund also owned a number of good performing franchise businesses that have proved to be attractive for takeovers in today's business environment.

Were there any shifts in the Fund's portfolio holdings/sectors that have had a significant impact on Fund performance?

Due to its underweight in retail stocks, the Fund did not fully participate in the appreciation of this sector. We were, and still are, concerned by the lack of competitive advantage and barriers to entry in the industry. During the period, the Fund was overweighted in software at the expense of computer hardware and semiconductors. This proved to be beneficial, as software sales held up much better than mainframe computers and chips. This can be attributed to the lack of Asian competitors who, in these other sectors, greatly increased their exports into the United States after the currency crisis.

What is our intermediate- and long-term outlook for the Fund?

We continue to believe that we have a portfolio of good businesses that are trading at attractive prices. We still are finding plenty of companies to buy that we believe are "on sale," despite the high level of the overall market. We will maintain our overall value approach, focusing on businesses which are unique and we expect to generate sustainable cash flows and profitability. Our outlook calls for slowing economic growth, good money flows, and a continuation of mergers and acquisitions. All these factors provide a healthy environment for holdings of the Growth & Income Fund.

                           [PIE CHART APPEARS HERE]

--------------------------------------------------------------------------------
                  GROWTH & INCOME fund PORTFOLIO composition*
--------------------------------------------------------------------------------

     Financials ..............................................  18%
     Consumer ................................................  16%
     Capital Goods ...........................................  12%
     Technology ..............................................  15%
     Healthcare ..............................................  12%
     REITS ...................................................   3%
     Transportation ..........................................   2%
     Utilities ...............................................   7%
     Media/Telecom ...........................................  10%
     Convertible & Preferred .................................   5%

* differences from Financials are a result of a consolidation of industries or sectors.
--------------------------------------------------------------------------------

What is our overall economic outlook for the next 12 months

We see slowing corporate profits from the basic industry, commodity, and computer hardware/semiconductor sectors of the market place. Low cost Asian imports stemming from the currency crisis in these countries should keep prices and inflation low. Low global inflation should help maintain interest rates at flat to slightly lower levels, which should be very positive for stocks. Despite the possible volatility in certain industries, we maintain our positive long-term outlook for the equity markets and believe that current conditions continue to provide a strong backdrop for equity investment.

short term high
   quality bond fund


Portfolio Manager:
Gary Pokrzywinski
WM Advisors, Inc.

The Short Term High Quality Bond Fund is managed by a fixed-income team led by Senior Portfolio Manager Gary Pokrzywinski, who has over 12 years of asset management experience and has been with WM Advisors, Inc. for more than 5 years. Mr. Pokrzywinski is a Chartered Financial Analyst and holds a Business Degree from the University of Wisconsin.


Appendix B
Excerpts from Annual Report of WM Trust II dated June 30, 1998 Regarding Investment Performance

What were the most significant factors contributing to the Fund's performance over the past 12 months? The fixed-income market benefited from low inflation and an overall "flight to quality" stemming from the Asian economic crisis. Many investors worldwide moved assets from volatile global regions to U.S. Government securities. The yield on the 30-year Treasury dropped to a record low of 5.57% in June of 1998. Given this positive economic backdrop, the WM Short Term High Quality Bond Fund's total return for the 12 months ended June 30, 1998 was 5.91%, for Class A shares (2.38% adjusted for the maximum sales charge). Because the Fund has a short duration, it is less affected by changes in interest rates, and is less sensitive to fluctuations as long-term Funds. The Fund is managed to provide income to its shareholders and the 30-day SEC yield of the portfolio was 5.30% at the close of the period (4.73% for B shares).

                 growth of a $10,000 investment (class A shares)

                             [GRAPH APPEARS HERE]


                                                                                Lehman Brothers
                                                                                Mutual Fund Short
                Fund (Class A shares;           Fund (Class A shares;           (I-5) Investment
                not adjusted for sales          adjusted for the maximum        Grade Debt
                charge)                         3.5% sales charge)              Index /1/

Inception/1/
11/01/93        $10,005                         $ 9,655                         $ 9,991

Mar 94          $ 9,947                         $ 9,599                         $ 9,831

Jun 94          $ 9,927                         $ 9,580                         $ 9,816

Sep 94          $ 9,993                         $ 9,644                         $ 9,933

Dec 94          $ 9,842                         $ 9,497                         $ 9,910

Mar 95          $10,037                         $ 9,685                         $10,339

Jun 95          $10,366                         $10,003                         $10,800

Sep 95          $10,524                         $10,156                         $10,993

Dec 95          $10,829                         $10,450                         $11,340

Mar 96          $10,815                         $10,437                         $11,331

Jun 96          $10,890                         $10,509                         $11,437

Sep 96          $11,069                         $10,682                         $11,650

Dec 96          $11,274                         $10,879                         $11,918

Mar 97          $11,349                         $10,952                         $11,956

Jun 97          $11,560                         $11,156                         $12,284

Sep 97          $11,780                         $11,368                         $12,590

Dec 97          $11,925                         $11,508                         $12,783

Mar 98          $12,084                         $11,661                         $12,995

Jun 98          $12,246                         $11,817                         $13,224

The performance of the Class B Shares and Class S Shares was different than that indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

/1/ Index total returns were calculated from 10/31/93 to 6/30/98. The Lehman
    Brothers Mutual Fund Short (1-5) Investment Grade Debt Index includes all investment-grade, corporate debt securities with maturities of one to five years, assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

    During the period noted, the Advisor waived a portion of its management fees, the Advisor absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses or credits, yield and total return would have been lower.

================================================================================

Total Returns as of 6/30/98                                                         6 Month         1 Year        Since Inception*
                                                                                                                 (November 1, 1993)
CLASS A SHARES
      Fund (not adjusted for sales charge)                                           2.68%           5.91%              4.44%
      Fund (adjusted for the maximum 3.5% sales charge)                             -0.74%           2.38%              3.65%
      Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index/1/         3.44%           7.66%              6.17%

CLASS B SHARES                                                                      6 Month         1 Year        Since Inception*
                                                                                                                  (June 30, 1994)
      Fund (not adjusted for contingent deferred sales charge)                       2.30%           5.13%              4.60%
      Fund (adjusted for the maximum contingent deferred sales charge)              -1.70%           1.13%              4.39%
      Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index/1/         3.44%           7.66%              7.74%

CLASS S SHARES
      Fund (not adjusted for contingent deferred sales charge)                       2.30%           5.13%              4.60%
      Fund (adjusted for the maximum contingent deferred sales charge)              -2.70%           0.13%              4.17%
      Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index/1/         3.44%           7.66%              7.74%

      *Annualized
portfolio composition++

[PIE CHART APPEARS HERE]     1) AAA     64%
                             2) AA       9%
                             3) A        4%
                             4) BBB     23%


What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

Interest rates dropped during the past year. The effects of this was positive for the Fund and its total return performance. However, the income stream provided the largest impact on performance. Our position in asset-backed securities also helped to boost performance as that class provided relative strength. Because of the drop in interest rates, mortgage-backed securities tended to underperform other sectors as investors were nervous about the prospects for increased prepayments. Corporate yields did not fall as much as other fixed-income sectors towards the end of the period so we took advantage of good relative prices to add to these positions.

Were there any shifts in the Fund's portfolio holdings that have had a significant impact on Fund performance?

During the past 12 months, the Short Term Global Government Fund was merged into this Fund and WM Advisors took over the management of the merged Fund. Due to the merger and the inflows of assets, we used the cash to restructure the portfolio favoring corporate bonds and Treasury notes. We also decreased exposure to mortgage-backed securities which helped performance in the second quarter of 1998. Although the overall management outlook remains the same, the Fund's average maturity and duration--a measurement of price sensitivity to changes in interest rates--increased slightly in the period. We also maintained the Fund's position in asset-backed securities during the period.

What is our intermediate- and long-term outlook for the Fund?

The long-term strategy of the Fund is to continue to have a diversified portfolio of high-quality securities with a yield advantage. The Fund will invest a significant percentage of its holdings in corporates, asset-backed, and mortgage-backed securities. Over a complete cycle of interest rates, mortgage securities should continue to provide a high level of income. The Fund will maintain its short-term structure to lessen price volatility relative to long-term assets. We will shift the sector allocations depending upon our outlook for interest rates and the overall business cycle.

What is our overall economic outlook for the next 12 months?

Over the next 12 months we expect the economy to exhibit moderate growth. The effects of the fallout in Asia should help keep growth and inflation under control. Global price competition and the higher levels of imports into the United States should support this scenario. Overall, there continues to be worldwide structural forces at work (fiscal austerity, demographics, excess capacity) which should keep inflation under control for the next 3-5 years. Although there will be periods of volatility, we believe the overall interest rate trend is lower. These aforementioned factors should continue to produce slow growth and keep price pressures at bay.


Note: Bond ratings provided by Standard & Poors.

++ Allocation percentages are based on total investment value of the portfolio as of 6/30/98.

california
     municipal fund


Portfolio Manager:
Joseph Piraro
Van Kampen Investments

Mr. Piraro joined the company in 1992, and serves as Vice President and portfolio manager of Van Kampen Investments. He has had primary portfolio management responsibility for the California Municipal Fund since May 1992.


What were the most significant factors contributing to the Fund's performance over the past 12 months?

The strength of the economy, the decision by the Federal Reserve Board not to adjust short-term interest rates, and the financial problems in Asia significantly affected the U.S. bond markets. As inflation remained benign, the bond market rallied throughout the reporting period. The yield of the 30-year Treasury bond, which moves in the opposite direction of its price, fell from 6.79% on June 30, 1997 to 5.63% a year later.

The impact of the Asian financial crisis was evident in the underperformance of the tax-exempt market relative to treasuries. As problems in Asia have continued and the U.S. Dollar has risen relative to Asian currencies, demand for treasuries has increased. This "flight to quality" drove the yield on the 30-year Treasury down to historically low levels. The Federal Government's surplus also caused a reduction in issuance of treasury securities, resulting in fewer bonds to meet this strong demand.


                 growth of a $10,000 investment (class A shares)

                             [GRAPH APPEARS HERE]

Date            Fund (Class             Fund (Class             Lehman
                A Shares;               A Shares;               Brothers
                Not Adjusted            Adjusted for            Municipal
                For Sales               the Maximum             Bond
                Charge)                 4.5% Sales Charge)      Index/1/
Inception/1/
7/25/89         $10,080                 $ 9,626                 $10,000
Dec-89          $10,325                 $ 9,860                 $10,251
Jun-90          $10,598                 $10,122                 $10,537
Dec-90          $10,993                 $10,498                 $10,998
Jun-91          $11,357                 $10,846                 $11,487
Dec-91          $12,054                 $11,511                 $12,334
Jun-92          $12,556                 $11,991                 $12,841
Dec-92          $13,159                 $12,567                 $13,421
Jun-93          $14,294                 $13,651                 $14,375
Dec-93          $14,955                 $14,282                 $15,069
Jun-94          $13,982                 $13,352                 $14,400
Dec-94          $13,667                 $13,052                 $14,290
Jun-95          $15,040                 $14,363                 $15,670
Dec-95          $16,139                 $15,413                 $16,785
Jun-96          $16,003                 $15,283                 $16,710
Dec-96          $16,852                 $16,094                 $17,528
Jun-97          $17,414                 $16,631                 $18,089
Dec-97          $18,585                 $17,748                 $19,140
Jun-98          $19,023                 $18,167                 $19,654

The performance of the Class B Shares and Class S Shares was different than that indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

/1/ Index total returns were calculated from 7/31/89 to 6/30/98. The Lehman
    Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

    During the period noted, the Advisor waived a portion of its fees, absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses, or credits, yield and total return would have been lower.

================================================================================

Total Returns as of 6/30/98                                             6 Month      1 Year      5 Year*    Since Inception*
                                                                                                            (July 25, 1989)
CLASS A SHARES
      Fund (not adjusted for sales charge)                               2.37%        9.26%       5.89%           7.42%
      Fund (adjusted for the maximum 4.5% sales charge)                 -2.19%        4.38%       4.92%           6.87%
      Lehman Brothers Municipal Bond Index1                              2.69%        8.66%       6.46%           7.87%

CLASS B SHARES                                                          6 Month      1 Year      5 Year*    Since Inception*
                                                                                                            (June 30, 1994)
      Fund (not adjusted for contingent deferred sales charge)           1.99%        8.45%        N/A            7.21%
      Fund (adjusted for the maximum contingent deferred sales charge)  -3.00%        3.45%        N/A            6.80%
      Lehman Brothers Municipal Bond Index1                              2.69%        8.66%        N/A            8.09%

CLASS S SHARES
      Fund (not adjusted for contingent deferred sales charge)           1.99%        8.45%        N/A            7.21%
      Fund (adjusted for the maximum contingent deferred sales charge)  -3.00%        3.45%        N/A            6.80%
      Lehman Brothers Municipal Bond Index1                              2.69%        8.66%        N/A            8.09%

      *Annualized
portfolio composition++

[PIE CHART APPEARS HERE]     1) AAA       61%
                             2) AA         8%
                             3) A          7%
                             4) BBB        6%
                             5) Not Rated 13%


Because of supply and demand fundamentals, the municipal market did not perform as well as treasuries during the period. Historically, low interest rates have fueled refundings as well as new borrowings, resulting in a 51 percent increase in issuance year-to-date over 1997. Although these lower rates were not quite as attractive to investors seeking yield, demand did keep pace with supply. The good ratio of municipal yields to Treasuries attracted some individuals as well as cross-over buyers (institutions who typically purchase taxable securities). At the end of the reporting period, the Bond Buyer 40 Index (an index of 40 actively traded, long-term investment grade securities) had a yield of 5.22%, or 93% of long-term treasuries.

What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

The duration (a measure of the price sensitivity to changes in interest rates) of the portfolio at the end of the period was 7.3 years, slightly shorter than our benchmark 8.3 years. As market conditions caused duration to shorten over the reporting period, we offset the market effect through the acquisition of long-term discount securities and the sale of premium bonds. While the duration of the securities in the portfolio was shorter than our target, we felt it was more beneficial to our shareholders to maintain the core positions in the portfolio than to lengthen the duration.

As of June 30, 1998, the 30-day SEC yield of the Fund's Class A shares was 4.24% or 7.74% on a tax-equivalent basis (3.69% and 6.74% for B shares).2 Yield spreads between credit ratings remain very narrow. As a result, most acquisitions focused on AAA-rated securities, which we felt had more relative value than lower-rated paper. While we continue to seek non-rated offerings to add yield to the Fund, we saw few opportunities that rewarded the investor for the additional credit risk. On June 30, 1998, over 62 percent of assets were AAA-rated, up slightly over the period. The quality sector of the market performed well during the year.

Were there any shifts in the Fund's portfolio holdings/sectors that had a significant impact on the Fund's performance?

Health care exposure increased by almost 10 percent to 14 percent of assets. Although most of these bonds are insured, they tend to trade at a small yield advantage over other sectors. Additionally, health care continues to be the best performing sector of the revenue bond index. As a result of this increase, we decreased our exposures to the transportation, tax district, and multi-family housing sectors. We also decreased our exposure to securities that are subject to the Alternative Minimum Tax (AMT). As the yield spread between AMT and non-AMT offerings narrowed, we saw an opportunity to sell several positions at a profit and, at the same time, use some of the proceeds of these sales to invest in discount securities to extend duration.

The Fund has excellent diversification, with exposure to 15 industries. Because of the attractive yields on our current holdings, as well the good balance between sectors, we do not expect significant changes in the near future. The credit quality of the portfolio remains very high, and we will maintain that level given the demand for quality California securities and the relative attractiveness of these bonds.

What is our overall economic outlook for the next 12 months?

Despite the strong economy, inflation has remained dormant as a result of weak commodity prices and a strong Dollar. There are, however, hints that the good news on inflation could be coming to an end. The various domestic factors that might have prompted serious fears about inflation were offset by the Asian situation. Currently, the situation overseas could create a dilemma. After the decision to support the Yen, raising U.S. interest rates would be counter-productive since it would strengthen the U.S. Dollar. However, if competition from Asia does not sufficiently cool the U.S. economy, the Fed may feel compelled to raise short-term rates, which would put upward pressure on long-term rates. With its status as a shipping and import/export hub, any ripples that rock Asia are likely to be felt in California.

We will maintain our slightly bullish duration, as we expect the low interest rate environment to continue in the near term, but we are not overly bullish on the market as a whole. Unless the taxable market makes a significant move, we expect municipal yields to remain within their recent trading range. The supply of municipal issues looks like it will remain strong, possibly setting an annual record for the industry. As the second largest state issuer, we expect the California market will play a big role in this surge of volume.


/2/ Tax-equivalent yield is based on Federal income taxes at 39.6% and California income taxes at 9.3%, and the federal deduction of state taxes paid. A portion of income may be subject to some State and/or local taxes, and for certain investors, may be subject to the federal alternative minimum tax (AMT).


Note: Bond ratings provided by Standard & Poors.

++ Allocation percentages are based on total investment value of the portfolio as of 6/30/98.

growth fund


Portfolio Manager:

Warren Lammert

Janus Capital Corporation

Mr. Lammert is a graduate of Yale University and the London School of Economics. He first joined Janus in January 1987 and has been portfolio manager of the Growth Fund since its inception. He is a Chartered Financial Analyst.

What were the most significant factors contributing to the Fund's performance over the past 12 months?

For the past 12 months, the stock market has put up very impressive numbers, with the S&P 500 Index gaining over 30%. Meanwhile, the Fund returned 35.43%.

Looking back, market performance has been quite volatile over the past year. After a broad market rally last summer, equities came under pressure by year-end amid a few disappointing announcements and the growing financial crisis in Asia. We took this opportunity, however, to expand our positions in several promising technology stocks, which have performed well for us. Domestic equities posted impressive gains in the first part of 1998 and managed to build on these results early in the second quarter. Then the market experienced renewed volatility, reflecting mounting concerns over Asia and related uncertainty surrounding corporate profits. Consequently, stocks lost ground in late May and early June. Equities proved resilient, however, and managed to end the second quarter of 1998 with a strong rally, thanks to a significant drop in long-term interest rates and a resurgent technology sector.

Portfolio returns benefited as several of our issues came alive at the end of the period, adding to strong results accumulated since the start of the year. Robust portfolio performance continues to reflect our emphasis on companies with dominant franchises and exceptional earnings growth.




                 growth of a $10,000 investment (class A shares)


Growth       Fund (Class A   Fund (Class A         Standard &
Fund         shares; not     shares; adjusted      Poor's 500
             adjusted for    for the minimum        Composite
             sales charge)   5.5% sales charge)       Index/1/

Inception/1/
4/5/93         $10,000           $ 9,450
Jun-93         $10,720           $10,130             $10,297
Sep-93         $11,250           $10,631             $10,560
Dec-93         $11,680           $11,038             $10,805
Mar-94         $11,740           $11,094             $10,395
Jun-94         $10,730           $10,140             $10,439
Sep-94         $11,870           $11,217             $10,949
Dec-94         $11,756           $11,109             $10,947
Mar-95         $12,507           $11,819             $12,011
Jun-95         $14,199           $13,418             $13,156
Sep-95         $15,681           $14,819             $14,201
Dec-95         $16,018           $15,137             $15,056
Mar-96         $17,312           $16,360             $15,863
Jun-96         $17,812           $16,832             $16,575
Sep-96         $18,822           $17,787             $17,087
Dec-96         $18,728           $17,698             $18,510
Mar-97         $17,535           $16,570             $19,007

The performance of the Class B Shares and Class S Shares was different than that indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

1 Index total returns were calculated from 4/30/93 to 6/30/98. The Standard & Poor's 500 Composite Index (S&P 500) represents an unmanaged weighted index of 500 industrial, transportation, utility, and financial companies widely regarded by investors as representative of the stock market. The index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

     During the period noted, the Advisor waived a portion of its management fees and absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses or credits, yield and total return would have been lower.


Total Returns as of 6/30/98                                             6 Month      1 Year      5 Year*    Since Inception*
                                                                                                            (April 5, 1993)
CLASS A SHARES
      Fund (not adjusted for sales charge)                              30.09%       35.43%      20.06%          20.67%
      Fund (adjusted for the maximum 5.5% sales charge)                 22.90%       27.96%      18.72%          19.38%
      Standard & Poor's 500 Composite Index1                            17.72%       30.21%      23.07%          22.94%

CLASS B SHARES                                                          6 Month      1 Year      5 Year*    Since Inception*
                                                                                                             (June 30, 1994)
      Fund (not adjusted for contingent deferred sales charge)          29.60%       34.43%        N/A           24.74%
      Fund (adjusted for the maximum contingent deferred sales charge)  24.60%       29.43%        N/A           24.48%
      Standard & Poor's 500 Composite Index1                            17.72%       30.21%        N/A           29.18%

CLASS S SHARES
      Fund (not adjusted for contingent deferred sales charge)          29.58%       34.40%        N/A           24.74%
      Fund (adjusted for the maximum contingent deferred sales charge)  24.58%       29.40%        N/A           24.48%
      Standard & Poor's 500 Composite Index1                            17.72%       30.21%        N/A           29.18%

      *Annualized
portfolio composition++

[PIE CHART APPEARS HERE]

1 Technology             34%
2 Telecommunications     19%
3 Healthcare             13%
4 Financials             10%
5 Media                  10%
6 Capital Goods           5%
7 Consumer Stocks         4%
8 Business Services       4%
9 Energy                  1%

What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

The large-stock indices continued to be tough competitors for active managers, in part because investors are favoring large-capitalization stocks for their perceived earnings stability and liquidity. Additionally, the trend toward indexing continues to bolster the stocks that comprise the S&P 500 Index, as new money chases returns. However, we are starting to see more of an emphasis on earnings growth, because broad S&P 500 profits are coming under increasing pressure from Asian weakness and rising labor costs. As a slowdown in corporate earnings continues to unfold, those companies with more positive earnings characteristics should receive renewed attention, regardless of their size. We are confident that our research will continue to identify those companies can meet or exceed their earnings projections, and these companies will be rewarded for their performance.

Were there any shifts in the Funds Portfolio's holdings/sectors that have had a significant impact on performance?

The Portfolio reflects our commitment to a variety of themes, particularly technology, pharmaceuticals, cable and financial services. In 1998, we created a more focused portfolio, shortening our list of names and trimming a number of smaller positions.

Among our technology stocks, our positions in Dell, Microsoft, and America Online (AOL) have all performed well. Dell continues to exploit its highly-successful business model, despite a generally weak environment for PC manufacturers. Meanwhile, Microsoft advanced strongly after overcoming concerns related to the Justice Department's antitrust suit. The company is beginning a major new product cycle with the current launch of Windows 98 and the rollout of Windows NT 5.0 later this year. Additionally, AOL, supported by the growing acceptance of the Internet as a new media avenue, continues to perform well.

We have also succeeded with our Internet positions, including Amazon.com, the leading Internet book and music retailer. Amazon.com was added to the Fund during the second quarter, and the stock price more than doubled over a thirteen-day period in June. While we are excited about Amazon.com's prospects, given its strong brand name and explosive growth, we also realize that such quick gains can easily reverse themselves. Consequently, we opted to trim the position at a significant profit.

Several of our pharmaceutical stocks have also performed exceptionally well, including Warner-Lambert and Pfizer. Both companies continue to experience strong results from their new product launches, effectively driving revenues higher. More recently, we also added Cognizant, which owns IMS, a provider of prescription and market share data for pharmaceutical companies.

During the period, a number of developments helped to validate our thesis on the cable industry--an area that remains very compelling. After years of equipment and infrastructure upgrades, cable operators are on the verge of rolling out a two-way digital platform that will allow a variety of new services, including telephony data and expanded video offerings. These factors, combined with a dramatic decline in capital expenditures, create a promising outlook. As a result, we built positions in Comcast, Time Warner, Media One, and Tele-Communications, Inc. (TCI), all of which performed very well. In addition, AT&T's recent decision to purchase TCI highlights the value of the cable pipeline, and we believe the combined entity will unlock a variety of important synergies moving ahead.

What is our intermediate- and long-term outlook for the Fund?

We remain generally positive on the outlook for equities; however, Asian weakness and the impact of the strong Dollar remain a concern. For this reason, we emphasize companies with robust earnings growth that are well-insulated from Asia's downturn. As always, we rely on Janus' strategy to find promising individual companies with strong fundamentals and positive earnings growth potential. We also continue to follow our disciplined portfolio approach and are willing to trim positions that are fully priced or where our earnings estimates appear to be in jeopardy.

What is our overall economic outlook for the next 12 months?

Looking ahead, Asia's continuing economic difficulties contribute an element of uncertainty to global markets. Japan's economy has moved into a severe recession, brought about by the Japanese government's failure to enact meaningful economic reforms and by its fragile banking system. Additionally, the recent weakness in the Yen versus the U.S. Dollar highlights the currency risk that still lingers throughout the region. On the positive side, Asia's slowdown has been an effective brake on the global economy and has helped keep domestic inflation in check, despite an impressive U.S. expansion. As a result, domestic interest rates continue to reflect these positive fundamentals and remain at very low levels.


++ Allocation percentages are based on total investment value of the portfolio as of 6/30/98.

     Differences from financial statements are a result of a consolidation of industries or sectors.

                                  WM TRUST I
                                  WM TRUST II

                                   FORM N-14
                                    PART B


                      STATEMENT OF ADDITIONAL INFORMATION
                               October 30, 1998

     This Joint Statement of Additional Information (the "SAI") relates to proposed mergers (the "Mergers") of the Money Market Fund (the "Griffin Money Market Fund"), the Tax-Free Money Market Fund (the "Griffin Tax-Free Money Market Fund"), the Short-Term Bond Fund (the "Griffin Short-Term Bond Fund"), the U.S. Government Income Fund (the "Griffin U.S. Government Fund"), the Municipal Bond Fund (the "Griffin Municipal Bond Fund"), the California Tax-Free Fund (the "Griffin California Tax-Free Fund"), the Bond Fund (the "Griffin Bond Fund"), the Growth & Income Fund (the "Griffin Growth & Income Fund") and the Growth Fund, (the "Griffin Growth Fund") (each an "Acquired Fund"), each a series of The Griffin Funds, Inc., a Maryland corporation, into, respectively, the Money Market Fund (the "WM Money Market Fund"), the Tax-Exempt Money Market Fund (the "WM Tax-Exempt Money Market Fund"), the Short Term High Quality Bond Fund (the "WM Short Term Fund"), the U.S. Government Securities Fund (the "WM U.S. Government Fund"), the Tax-Exempt Bond Fund (the "WM Tax-Exempt Bond Fund"), the California Municipal Fund (the WM California Fund"), the Income Fund (the "WM Income Fund"), the Growth & Income Fund (the "WM Growth & Income Fund") and the Growth Fund (the "WM Growth Fund") (each an "Acquiring Fund"), each a series of WM Trust I or WM Trust II, each a Massachusetts business trust.


  This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated October 30, 1998 (the "Prospectus/Proxy Statement") of the Acquiring Funds which relates to the Mergers. As described in the Prospectus/Proxy Statement, the Mergers would involve the transfer of all the assets of each Acquired Fund in exchange for shares of the corresponding Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. Each Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

  This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the WM Group Funds, P.O. Box 5118, Westborough, MA 01581-5118 or by calling 1-800-222-5852.

                               Table of Contents



Item                                                                                         Page
------                                                                                       -----
I.   Additional Information about the Acquiring and the Acquired Funds..................

II.  Financial Statements...............................................................

 I.  Additional Information about the Acquiring and the Acquired Funds.

  This SAI is accompanied by the Prospectus and Statement of Additional Information of The Griffin Funds, Inc. dated January 31, 1998, which provide further information relating to the Acquired Funds. This SAI is also accompanied by the Statement of Additional Information dated March 23, 1998, as revised April 16, 1998 and the Statement of Additional Information dated November 1, 1998 of the Acquiring Funds, which provides further information about the Acquiring Funds.

  The following documents, which have previously been filed with the Securities and Exchange Commission, have been incorporated by reference into Part A of this Registration Statement:

(1) Prospectus of the Acquiring Funds dated March 23, 1998 (filed on March 27, 1998 pursuant to Rule 497 under the Securities Act of 1933) and the Prospectus of the Acquiring Funds dated November 1, 1998 (filed on November __, 1998 pursuant to Rule 497 under the Securities Act of 1933) (Registration Nos. 002-10766 and 811-00123 (WM Trust I) and 33-27489 and 811-05775 (WM Trust II)).

(2) Prospectus of the Acquiring Funds dated November 1, 1998 (filed on November -, 1998 pursuant to Rule 497 under the Securities Act of 1933)

(3) Statement of Additional Information of the Acquiring Funds dated March 23, 1998, as revised April 16, 1998 and the Statement of Additional Information dated November 1, 1998 (filed on November __, 1998 pursuant to Rule 497 under the Securities Act of 1933) (filed on April 16, 1998 pursuant to Rule 497 under the Securities Act of 1933) (Registration Nos. 33-27489 and 811-05775).

(4) Annual Report of WM Short Term Fund, WM California Fund and WM Growth Fund dated June 30, 1998 (filed on September 3, 1998) (Registration Nos. 33-27489 and 811-05775).

(5) Annual Report of WM Money Market Fund, WM Tax-Exempt Money Market Fund, WM U.S. Government Fund, WM Tax-Exempt Bond Fund and WM Income Fund, dated December 31, 1997 (filed on February 26, 1998) (Registration Nos. 33-27489 and 8112-05775).

(6) Annual Report of WM Growth & Income Fund dated October 31, 1997 (filed on December 29, 1997) (Registration Nos. 002-10766 and 811-00123).

(7)  Annual Report of the Acquiring Funds dated October 31, 1998 (filed on ___,
     1998)

(8) Semi-Annual Report of WM Growth & Income Fund, WM Money Market Fund, WM Tax-Exempt Money Market Fund, WM U.S. Government Fund, WM Tax-Exempt Bond Fund and WM Income Fund, dated April 30, 1998 (filed on June 30, 1998) (Registration Nos. 002-10766 and 811-00123).

 II. Financial Statements.

  This Statement of Additional Information is accompanied by (a) the Semi-Annual Report for the period ended April 30, 1998 and the Annual Reports for the year ended December 31, 1997 of the WM Money Market Fund, WM Tax-Exempt Money Market Fund, WM U.S. Government Fund, WM Tax-Exempt Bond Fund and WM Income Fund, (b) the Semi-Annual Report for the period ended April 30, 1998 and the Annual Report for the year ended October 31, 1997 of the WM Growth & Income Fund, (c) the Annual Report for the year ended June 30, 1998 of the WM Short Term Fund, WM California Fund and WM Growth Fund, and (d) the Annual Report for the year ended October 31, 1998 of the Acquiring Fund's which respectively contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

  Pro forma financial statements are provided on the following pages for each of the Acquiring Funds.

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1998 (UNAUDITED)

                                                             GRIFFIN           WM
                                                              MONEY           MONEY       PRO FORMA           PRO FORMA
                                                           MARKET FUND     MARKET FUND   ADJUSTMENTS          COMBINED
               ASSETS:
 Investments at value                                     $ 228,112,250    $462,721,142                     $ 690,833,392

                                                          ---------------------------------------------------------------
     Total Investments                                      228,112,250     462,721,142            -          690,833,392
 Cash/Cash Equivalents                                                -       2,784,902                         2,784,902
 Receivable for dollar roll fee income                                                -                                 -
 Dividends and/or interest receivable                           856,910       1,753,805                         2,610,715
 Receivable for Fund shares Sold                                              1,992,430                         1,992,430
 Receivable for investment securities sold                                            -                                 -
 Unamortized  organization costs                                  8,021               -                             8,021
 Receivable from investment advisor                                                   -                                 -
 Prepaid expenses and other assets                                               91,280                            91,280
                                                          ---------------------------------------------------------------
           Total Assets                                     228,977,181     469,343,559            -          698,320,740
               LIABILITIES:
 Payable for dollar roll transactions                                                 -                                 -
 Variation margin payable                                                             -                                 -
 Reverse repurchase agreements                                                        -                                 -
 Payable for Fund shares redeemed                                     -       6,317,015                         6,317,015
 Payable for investment securities purchased                          -      10,000,000                        10,000,000
 Investment advisory fee payable                                                175,564                           175,564
 Administration fee payable                                                           -                                 -
 Shareholder servicing and distribution fees payable                             77,111                            77,111
 Dividends payable                                              929,035          12,673                           941,708
 Accrued legal and audit fees                                                     4,800                             4,800
 Accrued Trustees' fees and expenses                                              2,101                             2,101
 Accrued registration and filing fees payable                                       813                               813
 Due to Custodian                                                                     -                                 -
 Net unrealized depreciation of fwd for curr cts                                      -
 Accrued Expenses and other payables                            217,835         336,491                           554,326
                                                          ---------------------------------------------------------------
           Total Liabilities                                  1,146,870      16,926,568            -           18,073,438
                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------
 TOTAL NET ASSETS                                         $ 227,830,311    $452,416,991  $         -        $ 680,247,302
                                                          ===============================================================

               NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                                -               -                                 -
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions                     (196)         24,896                            24,700
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                                   -               -                                 -
 Paid-in capital                                            227,830,507     452,392,095                       680,222,602

                                                          ---------------------------------------------------------------
 TOTAL NET ASSETS                                         $ 227,830,311    $452,416,991  $         -        $ 680,247,302
                                                          ===============================================================
NET ASSETS:
  Class A Shares                                          $ 227,830,311    $354,347,547                     $ 582,177,858
                                                          ===============================================================
  Class B Shares                                                           $  3,216,131                     $   3,216,131
                                                          ===============================================================
  Class S Shares                                                           $  7,020,240                     $   7,020,240
                                                          ===============================================================
  Class I Shares                                                           $ 87,833,073                     $  87,833,073
                                                          ===============================================================
SHARES OUTSTANDING:
  Class A Shares                                            227,830,507     354,328,956   (12,149.22)  (a)    582,147,314
                                                          ===============================================================
  Class B Shares                                                              3,215,931            -            3,215,931
                                                          ===============================================================
  Class S Shares                                                              7,019,731            -            7,019,731
                                                          ===============================================================
  Class I Shares                                                             87,827,477            -           87,827,477
                                                          ===============================================================
NET ASSET VALUE PER SHARE:
  Class A Shares                                          $        1.00    $       1.00                     $        1.00
                                                          ===============================================================
  Class B Shares                                                           $       1.00                     $        1.00
                                                          ===============================================================
  Class S Shares                                                           $       1.00                     $        1.00
                                                          ===============================================================
  Class I Shares                                                           $       1.00                     $        1.00
                                                          ===============================================================

           See  accompanying notes to pro forma financial statemets

--------------------------------------------------------------------------------
(a) Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of WM Group shares at April 30, 1998.

                             WM Money Market Fund
                  Pro Forma Combined Statement of Operations
                           For the Period Ended 4/30/98
                                  (unaudited)

                                                                  GRIFFIN           WM
                                                                   MONEY           MONEY            PRO FORMA      PRO FORMA
                                                                 MARKET FUND     MARKET FUND        ADJUSTMENTS      COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                           -            -                 -
 Foreign w/holding tax on dividend income                                                  -
 Interest Income                                                $ 4,281,137     $  6,246,427                    $10,527,564
 Fee Income                                                                                -                              -
                                                                -----------------------------------------------------------
      Total Investment Income                                     4,281,137        6,246,427                    $10,527,564
                                                                -----------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                           381,440          492,639      (22,401) (A)      851,678
 Administration Fees                                                152,576                -     (152,576) (B)            -
 Custodian Fees                                                      38,565           26,286                         64,851
 Legal and audit fees                                                17,383            4,800                         22,183
 Trustees' fees and expenses                                          2,604            2,101                          4,705
 Amortization of Organization Costs                                   5,578                -                          5,578
 Registration and filing fees                                         6,372              813                          7,185
 Other                                                               17,663          180,293                        197,956
                                                                -----------------------------------------------------------
  Subtotal                                                          622,181          706,932     (174,977)        1,154,136
 Shareholder servicing and distribution Fees
       Class A Shares                                               152,576           67,066      (70,137) (C)      149,505
       Class B Shares                                                                  4,165                          4,165
       Class S Shares                                                                  9,451                          9,451
Interest expense                                                                           -                              -
Fees waived and/or expenses absorbed by investment
     Advisor                                                       (224,885)               -      224,885  (D)            -
                                                                -----------------------------------------------------------
      Subtotal                                                      549,872          787,614      (20,229)        1,317,257
 Fees Reduced by credits allowed by the custodian                                    (17,619)                       (17,619)
                                                                -----------------------------------------------------------
      Net expenses                                                  549,872          769,995      (20,229)        1,299,638
                                                                -----------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                     3,731,265        5,476,432       20,229         9,227,926
                                                                -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
       (LOSS) ON INVESTMENTS
 Realized Gains from:
   Security transactions                                                  -           24,896                         24,896
   Forward foreign currency contracts and
        Foreign currency transactions                                     -                -                              -
   Futures contracts                                                      -                -                              -
 Net unrealized appreciation/(depreciation) of:
   Securities                                                             -                -                              -
    Forward foreign currency contracts                                    -                -                              -
    Foreign currency, written options, futures
          contracts and other assets and liabilities                      -                -                              -
                                                                -----------------------------------------------------------
 Net Realized and unrealized Gain/(Loss) on investment                    -           24,896            -            24,896
                                                                -----------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                 $ 3,731,265     $  5,501,328    $  20,229       $ 9,252,822
                                                                ===========================================================


(A) Decrease in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .45% of average daily net assets up to $1,000,000,000 and .40% of average daily net assets over that amount.

(B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(C) Elimination of Griffin 12b-1 fees and addition of shareholder servicing fee at a monthly rate of $1.85 per shareholder account.

(D) Fees waived and/or expense absorbed by investment advisor has been eliminated

                             WM Money Market Fund
                  Pro Forma Combined Statement of Operations
                          For the Year Ended 12/31/97
                                  (unaudited)


                                                            GRIFFIN           WM
                                                             MONEY           MONEY        PRO FORMA          PRO FORMA
                                                          MARKET FUND     MARKET FUND    ADJUSTMENTS          COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                      -                                 -
 Foreign w/holding tax on dividend income                                             -
 Interest Income                                            $11,954,635     $14,420,370                       $26,375,005
 Fee Income                                                                           -                                 -
                                                            -------------------------------------------------------------
           Total Investment Income                           11,954,635      14,420,370              -         26,375,005
                                                            -------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fee                                      1,068,226       1,148,906       (106,855) (A)     2,110,277
 Administration Fee                                             427,290               -       (427,290) (B)             -
 Custodian Fee                                                  111,001         120,711                           231,712
 Legal and audit fees                                            32,560          10,537                            43,097
 Trustees' fees and expenses                                      8,213           8,499                            16,712
 Amortization of  Org. Cost                                      17,108               -                            17,108
 Registration and filing fees                                    21,017         147,863                           168,880
 Other                                                           44,272         155,875                           200,147
                                                            -------------------------------------------------------------
    Subtotal                                                  1,729,687       1,592,391       (534,145)         2,787,933
 Shareholder servicing and distribution fees:
   Class A Shares                                               427,290         526,840       (179,948) (C)       774,182
   Class B Shares                                                                 2,660                             2,660
   Class S Shares                                                                     -                                 -
 Interest expense                                                                     -                                 -
 Fees waived and /or expenses absorbed by
   investment advisor                                          (923,459)       (198,432)     1,121,891  (D)             -
                                                            -------------------------------------------------------------
    Subtotal                                                  1,233,518       1,923,459        407,798          3,564,775
 Fees reduced by credits allowed by the custodian                     -         (88,033)                          (88,033)
                                                            -------------------------------------------------------------
   Net expenses                                               1,233,518       1,835,426        407,798          3,476,742
                                                            -------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                10,721,117      12,584,944       (407,798)        22,898,263
NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS
 Realized Gains from:
  Security transactions                                            (241)              -                              (241)
  Forward foreign currency contracts and
    foreign currency transactions                                     -               -                                 -
   Futures contracts                                                  -               -                                 -
 Net unrealized appreciation/(depreciation) of:
   Securities                                                         -               -                                 -
   Forward foreign currency contracts                                 -               -                                 -
   Foreign currency, written options, futures
     contracts and other assets and liabilities                       -               -                                 -
                                                            -------------------------------------------------------------
 Net Real. And unreal G/(L) on investments                         (241)              -              -               (241)
                                                            -------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                $10,720,876     $12,584,944     $ (407,798)       $22,898,022
                                                            =============================================================


 (A) Decrease in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .45% of average daily net assets up to $1,000,000,000 and .40% of average daily net assets over that amount.

 (B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

 (C) Elimination of Griffin 12b-1 fees and addition of shareholder servicing fee at a monthly rate of $1.85 per shareholder account.

 (D) Fees waived and/or expense absorbed by investment advisor has been eliminated.

 Portfolio of Investments

                                            Pro Forma Combined Portfolio of Investments
             Principal Amount                        April 30, 1998 (Unaudited)                       Market Value
-----------------------------------------                                               --------------------------------------------
    WM Group        Griffin                                                                 WM Group        Griffin
 Money Market    Money Market   Pro Forma                                                Money Market    Money Market    Pro Forma
    Fund            Fund        Combined                                                     Fund            Fund        Combined
 CERTIFICATE OF DEPOSIT - 2.9%
                                              Bankers Trust New York Corporation,
   5,000,000           -       5,000,000        5.970% due 08/28/1998................      4,999,844          -          4,999,844
   5,000,000           -       5,000,000        5.940% due 09/10/1998................      4,998,946          -          4,998,946
   5,000,000           -       5,000,000      PNC Bank National,                               -              -              -
       -               -            -           5.25% due 06/05/1998.................      5,000,230          -          5,000,230
       -          5,000,000    5,000,000      Morgan Guaranty, 5.71%, 01/08/99.......          -          4,998,688      4,998,688
                                                                                        --------------------------------------------

                                              Total Certificates of Deposit               14,999,020      4,998,688     19,997,708

 CERTIFICATE OF DEPOSIT (YANKEE) - 7.2%
   2,000,000           -       2,000,000      Bank of Nova Scotia,                             -              -              -
       -               -            -           5.675% due 03/04/1999................      1,999,433          -          1,999,433
   3,000,000           -       3,000,000      Barclays Bank PLC,                               -              -              -
       -               -            -           5.940% due 06/19/1998................      2,999,135          -          2,999,135
   7,000,000           -       7,000,000      Credit Anstalt NU YC,                            -              -              -
       -               -            -           5.890% due 11/17/1998................      7,005,355          -          7,005,355
   7,000,000           -       7,000,000      Credit Suisse First Boston, NY,                  -              -              -
       -               -            -           5.740% due 01/07/1999................      7,000,000          -          7,000,000
       -          7,000,000    7,000,000      Dresdner U.S. Bank, 5.51%, 01/15/99....          -          6,998,093      6,998,093
   5,000,000           -       5,000,000      Societe Generale, New York,                      -              -              -
       -               -            -           5.665% due 03/23/1999................      4,997,101          -          4,997,101
   5,000,000           -       5,000,000      Swiss Bank,                                      -              -              -
       -               -            -           5.825% due 04/29/1999................      4,998,765          -          4,998,765
       -         11,000,000   11,000,000      Swiss Bank Corporation, New York, 5.69%,
                                                 01/07/99............................          -         10,997,825     10,997,825
   2,000,000           -       2,000,000      Swiss Bank Corporation, New York,                -              -             -
       -               -            -           5.820% due 06/04/1998................      2,000,424          -          2,000,424
                                                                                        --------------------------------------------

                                              Total Certificates of Deposit (Yankee)      31,000,213     17,995,918     48,996,131

 COMMERCIAL PAPER (YANKEE) - 18.0%
                                              American Honda Finance Corporation,              -              -             -
   7,000,000           -       7,000,000        5.520% due 05/15/1998................      6,984,973          -          6,984,973
   6,500,000           -       6,500,000        5.500% due 05/21/1998................      6,480,139          -          6,480,139
   3,700,000           -       3,700,000      British Gas Capital Inc.,                        -              -             -
       -               -            -           5.520% due 08/24/1998................      3,634,747          -          3,634,747
   7,500,000           -       7,500,000      Caisse D'Amortissement de la
                                                  ette Sociale (CADES)                         -              -             -
       -               -            -           5.450% due 08/03/1998................      7,393,256          -          7,393,256
       -               -            -         Den Norske Stats Oljeselskap A/S,                -              -             -
   5,000,000           -       5,000,000        5.500% due 05/18/1998................      4,987,014          -          4,987,014
   7,500,000           -       7,500,000        5.520% due 06/04/1998................      7,460,900          -          7,460,900
       -         11,000,000   11,000,000      Deustche Bank, 5.50%, 06/12/98 (d).....          -         10,929,481     10,929,481
   8,000,000           -       8,000,000      Halifax Building Society,                        -              -             -
       -               -            -           5.690% due 05/15/1998................      7,982,308          -          7,982,308
       -               -            -         Sharp Electronics Corporation,                   -              -             -
   5,000,000           -       5,000,000        5.570% due 05/06/1998................      4,996,132          -          4,996,132
   5,000,000           -       5,000,000        5.550% due 05/14/1998................      4,989,979          -          4,989,979
   5,000,000           -       5,000,000      Societe Generale North America, Inc.,            -              -             -
       -               -            -           5.510% due 05/27/1998................      4,980,103          -          4,980,103
       -               -            -         Toshiba International,                           -              -             -
   1,800,000           -       1,800,000        5.550% due 05/07/1998................      1,798,335          -          1,798,335
   5,000,000           -       5,000,000        5.550% due 05/26/1998................      4,980,729          -          4,980,729
       -               -            -         Toyota Motor Credit Corporation,                 -              -             -
       -         11,000,000   11,000,000        5.46%, 06/24/98 (d)..................          -         10,909,910     10,909,910
       -               -            -         Toyota Motor Credit Corporation,                 -              -             -
   4,080,000           -       4,080,000        5.550% due 05/01/1998................      4,080,000          -          4,080,000
   5,000,000           -       5,000,000        5.500% due 05/18/1998................      4,987,014          -          4,987,014
   3,500,000           -       3,500,000        5.500% due 05/21/1998................      3,489,306          -          3,489,306
  10,500,000           -      10,500,000        5.510% due 05/29/1998................     10,454,982          -         10,454,982
       -         11,000,000   11,000,000      UBS Financial, 5.48%, 06/02/98 (d).....          -         10,946,418     10,946,418
                                                                                        --------------------------------------------

                                              Total Commercial Paper (Yankee)             89,679,917     32,785,809    122,465,726

             Principal Amount               Pro Forma Combined Portfolio of Investments                  Market Value
-----------------------------------------                                                 ------------------------------------------

   WM Group         Griffin                     April 30, 1998 (Unaudited)                    WM Group        Griffin
 Money Market    Money Market  Pro Forma                                                    Money Market    Money Market   Pro Forma

   Fund             Fund        Combined                                                       Fund            Fund         Combined

 COMMERCIAL PAPER (DOMESTIC) - 51.9%
            -    11,000,000   11,000,000 Abbey National, 5 49%, 07/02/98 (d)                            -   10,895,995   10,895,995
            -    11,000,000   11,000,000 American Express Credit, 5.52%, 06/18/98 (d)                   -   11,000,000   11,000,000
            -             -            - American General Finance Corporation,                          -            -            -
            -    11,000,000   11,000,000 5.55%, 05/12/98 (d).............                               -   11,000,000   11,000,000
    7,500,000             -    7,500,000 Bear Sterns Companies Inc.,                                    -            -            -
            -             -            -    5.550% due 05/08/1998...............................7,491,906            -    7,491,906
            -             -            - Bell Atlantic Financial Services Inc.,                         -            -            -
            -    11,000,000   11,000,000 5.48%, 05/19/98 (d).............                               -   10,969,860   10,969,860
    5,000,000             -    5,000,000 Beneficial Corporation,                                        -            -            -
            -             -            -    5.520% due 06/16/1998...............................4,964,733            -    4,964,733
            -             -            - Caterpillar Finance Corporation,                               -            -            -
            -    11,000,000   11,000,000 5.44%, 07/23/98 (d).............                               -   10,862,036   10,862,036
            -             -            - Caterpillar Financial Services Inc.,                           -            -            -
    7,500,000             -    7,500,000    5.520% due 05/14/1998...............................7,485,050            -    7,485,050
            -    11,000,000   11,000,000 Chevron Oil Finance, 5.50%, 06/02/98 (d)....                   -   11,000,000   11,000,000
            -             -            - Chrysler Financial Corporation,                                -            -            -
    5,000,000             -    5,000,000    5.510% due 05/18/1998...............................4,986,990            -    4,986,990
    7,500,000             -    7,500,000    5.530% due 06/11/1998...............................7,452,765            -    7,452,765
    2,000,000             -    2,000,000 Columbia University,                                           -            -            -
            -             -            -    5.530% due 05/08/1998...............................1,997,849            -    1,997,849
    5,000,000             -    5,000,000 Dean Witter Discover & Company,                                -            -            -
            -             -            -    6.000% due 08/10/1998...............................5,001,083            -    5,001,083
    5,000,000             -    5,000,000 Deere & Company,                                               -            -            -
            -             -            -    5.500% due 05/15/1998...............................4,989,306            -    4,989,306
            -    11,000,000   11,000,000 Dupont E.I. Nemour, 5.47%, 05/26/98 (d)....                    -   10,958,215   10,958,215
            -    11,000,000   11,000,000 Emerson Electric, 5.47%, 06/04/98 (d)                          -   10,943,173   10,943,173
            -    11,100,000   11,100,000 First of America Bank, 5.52%, 05/11/98 (d).                    -   11,100,000   11,100,000
            -             -            - Ford Motor Credit Company,                                     -            -            -
    3,500,000             -    3,500,000    5.510% due 05/13/1998...............................3,493,572            -    3,493,572
    4,900,000             -    4,900,000    5.500% due 05/20/1998...............................4,885,776            -    4,885,776
            -             -            - Ford Motor Credit Corporation,                                 -            -            -
            -    11,000,000   11,000,000 5.55%, 05/12/98 (d).............                               -   11,000,000   11,000,000
            -    11,500,000   11,500,000 GECC, 5.52%, 06/05/98 (d)                                      -   11,500,000   11,500,000
    5,000,000             -    5,000,000 General Electric Capital Corporation,                          -            -            -
            -             -            -    5.500% due 05/14/1998...............................4,990,069            -    4,990,069
            -             -            - General Electric Company,                                      -            -            -
    5,000,000             -    5,000,000    5.530% due 05/18/1998...............................4,986,943            -    4,986,943
    8,000,000             -    8,000,000    5.380% due 08/19/1998...............................7,866,725            -    7,866,725
            -             -            - General Motors Acceptance Corporation,                         -            -            -
    5,000,000             -    5,000,000    5.510% due 05/08/1998...............................4,994,643            -    4,994,643
    5,000,000             -    5,000,000    5.510% due 05/18/1998...............................4,986,990            -    4,986,990
            -             -            - General Motors Acceptance Corporation,                         -            -            -
            -    11,000,000   11,000,000 5.53%, 06/19/98 (d).............                               -   11,000,000   11,000,000
   10,000,000             -   10,000,000 Goldman Sachs & Company,                                       -            -            -
            -             -            -    5.510% due 05/15/1998...............................9,978,592            -    9,978,592
    5,000,000             -    5,000,000 Hitachi America Limited,                                       -            -            -
            -             -            -    5.520% due 05/13/1998...............................4,990,800            -    4,990,800
   12,000,000             -   12,000,000 Household Finance Corporation,                                 -            -            -
            -             -            -    5.520% due 05/22/1998..............................11,961,378            -   11,961,378
            -             -            - International Business Machines Credit                         -            -            -
            -    11,000,000   11,000,000 Corporation, 5.44%, 06/19/98 (d)....                           -   10,918,551   10,918,551
    7,500,000             -    7,500,000 International Business Machines Credit Corporation,            -            -            -
            -             -            -    5.500% due 05/14/1998...............................7,485,104            -    7,485,104
            -             -            - International Lease Finance Corporation,                       -            -            -
    3,000,000             -    3,000,000    5.520% due 05/06/1998...............................2,997,700            -    2,997,700
    4,234,000             -    4,234,000    6.500% due 07/15/1998...............................4,240,722            -    4,240,722
    5,000,000             -    5,000,000 John Deere Capital Corp.                                       -            -            -
                                            5.500% due 05/22/1998...............................4,983,958            -    4,983,958
                                         Merrill Lynch & Company Inc.,                                  -            -            -
    5,000,000             -    5,000,000    5.500% due 06/15/1998...............................4,965,313            -    4,965,313
    7,500,000             -    7,500,000 Monsanto Company,                                              -            -            -
                                            5.500% due 05/14/1998...............................7,485,104            -    7,485,104
    7,500,000             -    7,500,000 Morgan Stanley, Dean Witter, Discover,                         -            -            -
                                            5.500% due 05/27/1998...............................7,470,208            -    7,470,208
                                         Sears Roebuck Acceptance Corporation,                          -            -            -
    5,000,000             -    5,000,000    5.520% due 05/20/1998...............................4,985,433            -    4,985,433
    7,500,000             -    7,500,000    5.540% due 06/15/1998...............................7,448,063            -    7,448,063
    8,700,000             -    8,700,000 Trident Capital Inc.,                                          -            -            -
                                            5.660% due 06/12/1998(c)............................8,642,589            -    8,642,589
                                         Weyerhauser Real Estate Company,                               -            -            -
    5,000,000             -    5,000,000    5.550% due 05/04/1998...............................5,000,000            -    5,000,000
    5,000,000             -    5,000,000    5.500% due 05/22/1998...............................4,983,958            -    4,983,958
    8,700,000             -    8,700,000 Windmill Funding Corporation,                                  -            -            -
                                            5.090% due 05/15/1998(c)............................8,626,231            -    8,626,231
                                         Xerox Credit Corporation, 5.46%,                               -            -            -
            -     8,000,000    8,000,000 05/04/98 (d)....................                               -    7,996,360    7,996,360
    7,500,000             -    7,500,000 Xerox Corporation,                                             -            -            -
            -             -            -    5.500% due 05/21/1998...............................7,477,083            -    7,477,083
    7,500,000             -    7,500,000 Xerox Credit Corporation,                                      -            -            -
                                            5.510% due 06/12/1998...............................7,451,788            -    7,451,788
                                                                                          -----------------------------------------
                                         Total Commercial Paper (Domestic)                    201,748,424  151,144,190  352,892,614

WM GROUP MONEY MARKET FUND & GRIFFIN MONEY MARKET FUND

Notes to Pro Forma Financial Statements (unaudited)

1.   Basis of Combination

     The pro forma combined financial statements reflect the combined financial position of the WM Group Money Market Fund and the Griffin Money Market Fund at April 30, 1998 and the pro forma combined results of operations for the year ended December 30, 1997 and the four month period ended April 30, 1998 as though the reorganization had occurred on January 1, 1997.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Money Market Fund in exchange for shares of WM Group Money Market Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at amortized cost which approximates fair value. Historical cost amounts represent the combined cost basis of the securities.

3.   Pro Forma Statements of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of the WM Group shares at April 30, 1998.

4.   Pro Forma Statements of Operations

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1998 (UNAUDITED)

                                                           GRIFFIN         WM
                                                           TAX-FREE     TAX-EXEMPT
                                                            MONEY         MONEY       PRO FORMA           PRO FORMA
                                                         MARKET FUND   MARKET FUND   ADJUSTMENTS          COMBINED
                     ASSETS:
 Investments at value                                    $26,518,425    $28,730,172                      $55,248,597
                                                                                                                   -
                                                        ------------------------------------------------------------
     Total Investments                                    26,518,425     28,730,172            -          55,248,597
 Cash/Cash Equivalents                                           609        211,908                          212,517
 Receivable for dollar roll fee income                                            -                                -
 Dividends and/or interest receivable                        301,676        274,864                          576,540
 Receivable for Fund shares Sold                                            138,756                          138,756
 Receivable for investment securities sold                                        -                                -
 Unamortized  organization costs                               8,021              -                            8,021
 Prepaid expenses and other assets                                           15,887                           15,887
                                                        ------------------------------------------------------------
           Total Assets                                   26,828,731     29,371,587            -          56,200,318
                  LIABILITIES:
 Payable for dollar roll transactions                                             -                                -
 Variation margin payable                                                         -                                -
 Reverse repurchase agreements                                                    -                                -
 Payable for Fund shares redeemed                                  -        230,658                          230,658
 Payable for investment securities purchased                       -      1,691,103                        1,691,103
 Investment advisory fee payable                                             10,620                           10,620
 Administration fee payable                                                                                        -
 Shareholder servicing and distribution fees payable                          2,284                            2,284
 Dividends payable                                            64,923         79,434                          144,357
 Accrued legal and audit fees                                                 5,235                            5,235
 Accrued transfer agent fees                                                      -                                -
 Accrued Trustees' fees and expenses                                          5,182                            5,182
 Accrued registration and filing fees payable                                   136                              136
 Due to Custodian                                                                                                  -
 Net unrealized depreciation of fwd for curr cts                                  -                                -
 Accrued Expenses and other payables                          32,626          5,172                           37,798
                                                        ------------------------------------------------------------
           Total Liabilities                                  97,549      2,029,824            -           2,127,373
                                                        ------------------------------------------------------------

                                                        ------------------------------------------------------------
 TOTAL NET ASSETS                                         26,731,182     27,341,763            -          54,072,945
                                                        ============================================================

                   NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                             -              -                                -
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions                (4,692)             -                           (4,692)
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                                -              -                                -
 Paid-in capital                                         $26,735,874     27,341,763                       54,077,637

                                                        ------------------------------------------------------------
 TOTAL NET ASSETS                                         26,731,182     27,341,763            -          54,072,945
                                                        ============================================================
NET ASSETS:
  Class A Shares                                         $26,731,182    $27,329,668                       54,060,850
                                                        ============================================================
  Class B Shares                                                        $    12,095                           12,095
                                                        ============================================================
SHARES OUTSTANDING:
  Class A Shares                                          26,736,874     27,329,668    (5,692.00)  (a)    54,060,850
                                                        ============================================================
  Class B Shares                                                             12,095            -              12,095
                                                        ============================================================
NET ASSET VALUE PER SHARE:
  Class A Shares                                         $      1.00    $      1.00                      $      1.00
                                                        ============================================================
  Class B Shares                                                        $      1.00                      $      1.00
                                                        ============================================================

            See accompanying notes to pro forma financial statemets

--------------------------------------------------------------------------------
(a) Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of WM Group shares at April 30, 1998.

                                             Pro Forma Combined Portfolio of Investments
             Principal Amount                        April 30, 1998 (Unaudited)                       Market Value
-------------------------------------------                                             -------------------------------------------
 WM Tax-Exempt  Griffin Tax-Free                                                         WM Tax-Exempt   Griffin Tax-Free
 Money Market    Money Market     Pro Forma                                                Money Market    Money Market    Pro Forma
    Fund            Fund          Combined                                                     Fund            Fund        Combined
STATE AND MUNICIPAL SECURITIES - (100.9%)

ALABAMA
      500,000           -         500,000    Alabama State Special Care Authority
                                             Facilities Financing (Montgomery Hospital
                                             Depreciable Assets), Series 1985, 4.10% ,
                                             due 4/01/2015, (a)                               500,000             -        500,000
      500,000           -         500,000    Athens, AL, Industrial Development Board               -             -              -
                                             (Coilplus, Inc. Project),                        500,000             -        500,000
                                             Series 1984, 4.75% , due 9/19/1999, (a)        --------------------------------------
                                                                                            1,000,000             _      1,000,000

ALASKA
                                             Alaska Municipal Power
            _        340,000      340,000    5.00%, 12/01/26.............                           -       340,000        340,000


ARIZONA
                                             Phoenix, Arizona Industrial Development
            _        300,000       300,000   Authority                                                            -
                                             4.00%, 10/15/06..........                              -       300,000        300,000
      300,000              -       300,000   Arizona State Health Facilities Authority              -             -              -
                                             Revenue (Pooled Loan Program), Series 1985,
                                             4.10%, due 10/01/2015, (a)
      500,000              -       500,000   Tempe, AZ, Unified High School District
                                             Unlimited Tax Note, 14.35%,                            -             -              -
                                             due 7/01/1998                                    508,457             -        508,457
                                                                                            --------------------------------------
                                                                                              808,457       300,000      1,108,457

CALIFORNIA
            -                                California State Revenue Anticipation
            -      1,000,000     1,000,000   Notes, 4.50%, 06/30/98 ..........                      -     1,001,502      1,001,502
            -                                Los Angeles County, California Tax & Revenue           -             -              -
            -                                Anticipation Notes, Series A,                          -             -              -
            -        600,000       600,000   4.50%, 06/30/98 ......................
            -                                Santa Clara Tax & Revenue Anticipation Notes,          -       600,617        600,617
            -        800,000       800,000   4.75%, 10/01/98 ......................                 -       802,880        802,880
      500,000              -       500,000   Auburn, CA, Unified School District, 1997
                                             Tax and Revenue
            -              -             -   Anticipation Notes, 4.25%, due 10/13/1998        500,932                      500,932
      300,000              -       300,000   Los Angeles Regional Airport (American
                                             Airlines/LA International),                            -             -              -
            -              -             -   Series E, 3.95%, due 12/01/2024, (a)             300,000             -        300,000
      100,000              -       100,000   Los Angeles Regional Airport (American
                                             Airlines/LA International),                            -             -              -
            -              -             -   Series G, 3.95%, due 12/01/2024, (a)             100,000             -        100,000
      200,000              -       200,000   Los Angeles Regional Improvement
                                             Corporation Sublease Revenue (LA                       -             -              -
            -              -             -   International), LAX2, 3.95%, due
                                             12/01/2025, (a)                                  200,000             -        200,000
      245,000              -       245,000   Monterey County, CA, Natividad Medical
                                             Center, Series E,                                      -             -              -
            -              -             -   4.00%, due 8/01/1998                             245,182             -        245,182
      500,000              -       500,000   Oxnard, CA, School District 1997 Tax and
                                             Revenue Anticipation  Notes,                           -             -              -
            -              -             -   4.50%, due 8/13/1998                              500,891            -        500,891
                                                                                            --------------------------------------
                                                                                            1,847,005     2,404,999      4,252,004

 COLORADO
      210,000              -       210,000   University of Northern Colorado, Refunding
                                             Revenue Bonds (Auxiliary Facilities
            -              -             -   System) Series A, 3.50%, due 6/1/1998            210,000             _        210,000

 DISTRICT OF COLUMBIA
    1,500,000              -     1,500,000   District of Columbia Revenue Bonds,
                                             Georgetown University, Series B
            -              -             -   3.75%, due 4/1/1999                            1,500,000             _      1,500,000

 FLORIDA
            -              -             -   Citrus Park Community Development District,
            -        600,000       600,000   Capital Improvements, 3.35%, 11/01/16.....             -       600,000        600,000
            -              -             -   State of Florida Board of Regents
                                             University System                                      -             -              -
            -        470,000       470,000   Improvement Revenue, 7.00%, 07/01/98 .....             -       472,718        472,187
                                                                                            --------------------------------------
                                                                                                    -     1,072,187      1,072,187
GEORGIA
            -              -             -   Municipal Electric Authority of Georgia,
            -        700,000       700,000   5.00%, 06/01/20.........                               -       700,000        700,000
            -              -             -   Municipal Gas Authority of Georgia,                    -             -              -
            -      1,000,000     1,000,000   Gas Revenue, 3.50%, 07/08/98 ...........               -     1,000,000      1,000,000
      200,000              -       200,000   Albany/Dougherty County Hospital Authority,
                                             GA, Hospital
            -              -             -   Revenue Anticipation Certificates, Series 1990A,       -             -              -
            -              -             -   6.70%, due 9/01/1998.                            201,834             -        201,834
      200,000              -       200,000   Georgia State Unlimited General Obligation,
                                             Series C,                                              -             -              -
            -              -             -   4.50%, due 8/01/1998                             200,328             -        200,328
                                                                                            --------------------------------------
                                                                                              402,162     1,700,000      2,102,162

ILLINOIS
            -              -             -   Illinois Development Financing Authority
            -        800,000       800,000   Revenue, 5.00%, 09/01/08 ...............               -       800,000        800,000
            -              -             -   Illinois Health System, Sherman Health                 -             -              -
            -        720,000       720,000   Facilities Revenue, 3.90%, 08/01/98 ....               -       720,000        720,000
            -              -             -   Will County, Illinois Exempt Facilities                -             -              -
            -        800,000       800,000   Revenue, 5.00%, 03/01/28 ...............               -       800,000        800,000
      400,000              -       400,000   Chicago O'Hare International Airport
                                             General Airport Second Lien Revenue                    -             -              -
            -              -             -   Bonds, 1984 Series B, 4.10%, due 1/01/2015,
                                             (a)                                              400,000             -        400,000

                  Pro Forma Combined Portfolio of Investments
                          April 30, 1938 (UNAUDITED)

        Principal Amount
             WM             Griffin
          Tax-Exempt        Tax-Free
         Money Market     Money Market   Pro Forma
            Fund              Fund       Combined

 NEBRASKA
                 -           -           -   Nebraska Higher Education Loan Program,
                 -     400,000     400,000   5.00%, 12/01/16................................                  -    400,000   400,000

                 -     350,000     350,000   3.95%, 08/01/18................................                  -    350,000   350,000

                                                                                                    --------------------------------

                                                                                                              -    750,000   750,000


 NEVADA
                 -           -           -   Clark County, Nevada Airport System
                 -           -           -   Subordinated Lien Revenue, Series A-1,
                 -     800,000     800,000   5.00%, 07/01/25................................                  -    800,000   800,000


 NEW JERSEY
           250,000           -     250,000   New Jersey Housing and Mortgage Finance Agency,
                                             (Multifamily                                                250,000        -    250,000

                 -           -           -   Housing Revenue Bonds) 1995 Series A, 4.15%,
                                             due 5/01/1998                                                    -         -         -
           100,000           -     100,000   New Jersey State Transportation Trust Fund, Series A             -         -         -
                 -           -           -   5.00%, due 12/15/1998                                       100,757        -    100,757

                                                                                                    --------------------------------

                                                                                                         350,757        -    350,757

 NEW MEXICO
                 -           -           -   New Mexico State Tax & Revenue Anticipation
                 -     480,000     480,000   Notes, 4.50%, 06/30/98 ........................                  -    480,484   480,484


 NEW YORK
           300,000           -     300,000   Jefferson County, N.Y., Industrial Development
                                             Agency, Watertown-Carthage TV,
                 -           -           -   3.60%, due 12/01/2012, (a)                                  300,000        -    300,000

           300,000           -     300,000   New York, N.Y.  Series B, Subseries B4,                          -         -         -
                 -           -           -   3.90%, due 8/15/2023, (a)                                   300,000        -    300,000

           130,000           -     130,000   Shenendehowa Central School District, N.Y.
                                             Clifton Park                                                     -         -         -
                 -           -           -   5.30%, due 8/15/1998                                        130,610        -    130,610

                                                                                                    --------------------------------

                                                                                                         730,610        -    730,610


NORTH CAROLINA
                 -           -           -   North Carolina Educational Facilities Finance
                 -           -           -   Agency Bowman Gray School,
                 -     400,000     400,000   5.00%, 09/01/20................................                  -    400,000   400,000

           200,000           -     200,000   Cumberland County NC Industrial Facility &
                                             Pollution Control,                                               -         -         -
                 -           -           -   (Monsanto Company Project), 4.10%, due 6/1/2012, (a)        200,000        -    200,000

                                                                                                    --------------------------------

                                                                                                         200,000   400,000   600,000


 NORTH DAKOTA
           125,000           -     125,000   Grand Forks, ND, Sales Tax Revenue, Aurora
                                             Project, Series A,
                 -           -           -   3.90%, due 12/15/1998                                       125,074        -    125,074


 OHIO
                 -           -           -   Student Loan Funding Corporation Cincinnati,
                 -           -           -   Ohio Student Loan Revenue, Series A,
                 -     200,000     200,000   5.00%, 01/01/07................................                  -    200,000   200,000

           100,000           -     100,000   Columbus, OH, Limited General Obligation, Series A,
                 -           -           -   3.60%, due 5/15/98                                          100,000        -    100,000

           100,000           -     100,000   Columbus Ohio, Unlimited General Obligation, Series 1,           -         -         -
                 -           -           -   3.90%, due 6/01/2016*                                       100,000        -    100,000

           145,000           -     145,000   Little Miami, OH, Local School District                          -         -         -
                 -           -           -   3.60%, due 12/01/1998                                       145,000        -    145,000

           505,000           -     505,000   Toledo, OH, Limited Tax General Obligation Bonds,
                                             Various Purpose                                                  -         -         -
                 -           -           -   Improvement Bonds, Series 1997, 3.90%, due 12/01/1998       505,223        -    505,223

                                                                                                    --------------------------------

                                                                                                         850,223   200,000 1,050,223

 OREGON
                 -           -           -   Oregon State General Obligation,
                 -     880,000     880,000   4.50%, 08/01/98 ...............................                  -    881,910   881,910

           100,000           -     100,000   Klamath Falls, OR, Electric Revenue, Salt Caves
                                             Hydroelectric, Series C                                          -         -         -
                 -           -           -   3.80%, due 5/1/2023 (Mandatory Put Bonds)                   100,000        -    100,000

           500,000           -     500,000   Oregon State, Series 73E, 4.15%, due 12/01/2016, (a)        500,000        -    500,000

           200,000           -     200,000   Portland, OR, Limited Tax Improvement Bonds, 1995 Series A
                                             8.00%, due 6/01/98                                          200,699        -    200,699

           350,000           -     350,000   Portland, OR, Water System Revenue Bonds, Series 1995,
                                             4.10%, due 8/01/1998                                        350,250        -    501,301

           500,000           -     500,000   Washington County, OR, School District # 48J (Beaverton),
                                             Unlimited Tax                                                    -         -         -
                 -           -           -   General Obligation, 7.40%, due 6/01/1998,
                                             Pre-refunded at 100                                         501,301        -    501,301

                                                                                                    --------------------------------

                                                                                                       1,652,250   881,910 2,534,160

 PENNSYLVANIA
                 -           -           -   Allegheny County, Pennsylvania Hospital
                 -           -           -   Development Authority Hospital Revenue,
                 -     500,000     500,000   Series B, 5.00%, 09/01/20 .....................                  -    500,000   500,000

                 -           -           -   Delaware Valley, Pennsylvania Regional                           -         -         -
                 -           -           -   Finance Authority, Local Government                              -         -         -
                 -     300,000     300,000   Revenue, 5.00%, 12/01/18 ......................                  -    300,000   300,000

                 -     500,000     500,000   5.00%, 12/01/20................................                  -    500,000   500,000

           100,000           -     100,000   Pennsylvania State Unlimited General Obligation Bonds,           -         -         -
                 -           -           -   Second Series A of 1988, 6.80%, due 5/15/1998               100,111        -    100,111

                                                                                                    --------------------------------

                                                                                                         100,111 1,300,000 1,400,111


 RHODE ISLAND
           250,000           -     250,000   Providence, RI, Unlimited Tax General Obligation
                                             Refunding Bonds,
                 -           -           -   6.10%, due 9/01/1998                                        251,833        -    251,833


 TENNESSEE
                 -           -           -   Health & Educational Facilities Board of the
                 -           -           -   Metropolitan Government of Nashville &
                 -     350,000     350,000   Davidson County, 4.50%, 07/01/98 ..............                  -    350,311   350,311

           570,000           -     570,000   Hendersonville Industrial Development Board, Multifamily
                                             Housing Revenue                                                  -         -         -
                 -           -           -   Bonds (Windsor Park), 4.15%, due 2/15/2028, (a)             570,000        -    570,000

           600,000           -     600,000   Metro Government Nashville/Davidson County, TN,
                                             Industrial Development                                           -         -         -
                 -           -           -   Multifamily Housing Revenue Bonds (Chimneytop II),               -         -         -
                 -           -           -   4.375%, due 9/01/2006, (a)                                  600,000        -    600,000

                                                                                                    --------------------------------

                                                                                                       1,170,000   350,311 1,520,311


                       WM Tax-Exempt Money Market Fund
                  Pro Forma Combined Statement of Operations
                           For the Period Ended 4/30/98
                                  (unaudited)

                                                                  GRIFFIN          WM
                                                                 TAX-FREE       TAX-EXEMPT        PRO FORMA     PRO FORMA
                                                                MONEY MARKET   MONEY MARKET     ADJUSTMENTS      COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                $          -    $           -    $        -      $        -
 Foreign Withholding Tax on Dividend Income                                -                -             -               -
 Interest Income                                                     267,938          367,152             -         635,090
 Fee Income                                                                -                -             -               -
                                                                -----------------------------------------------------------
      Total Investment Income                                        267,938          367,152             -         635,090
                                                                -----------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                             37,414           45,025        (3,414) (A)     79,025
 Administration Fees                                                  14,785                -       (14,966) (B)          -
 Custodian Fees                                                        9,243            2,683             -          11,926
 Legal and Audit Fees                                                  9,018            4,993             -          14,011
 Trustees' Fees and Expenses                                           2,604            4,823             -           7,427
 Amortization of Organization Costs                                    5,577                -             -           5,577
 Registration and Filing Fees                                          1,257            4,694             -           5,951
 Other                                                                 1,925            6,589             -           8,514
                                                                -----------------------------------------------------------
          Subtotal                                                    82,004           68,807       (18,380)        132,431
 Shareholder Servicing and Distribution Fees
       Class A Shares                                                 14,966            6,787        (6,730) (C)     15,023
       Class B Shares                                                      -               56             -              56
       Class S Shares                                                      -                -             -              -
Interest Expense                                                           -                -             -              -
 Fees Waived and/or Expenses Absorbed by Investment
     Advisor                                                         (43,451)         (19,515)       12,748  (C)    (50,218)
                                                                -----------------------------------------------------------
           Subtotal                                                   53,519           56,135       (12,362)         97,292
 Fees Reduced by Credits Allowed by the Custodian                          -             (705)            -            (705)
                                                                -----------------------------------------------------------
          Net Expenses                                                53,519           56,135       (12,362)         97,292
                                                                -----------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                         24,419          311,772        12,362         538,503
                                                                -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
       (LOSS) ON INVESTMENTS
 Realized Gains/(Loss) from:
         Security Transactions                                             -                -             -               -
         Forward Foreign Currency Contracts and
              Foreign Currency Transactions                                -                -             -               -
         Futures Contracts                                                 -                -             -               -
 Net Unrealized Appreciation/(Depreciation) of:
        Securities                                                         -                -             -               -
         Forward Foreign Currency Contracts                                -                -             -               -
         Foreign Currency, Written Options, Futures                                                                       -
               Contracts and Other Assets and Liabilities                  -                -             -               -
                                                                -----------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investment                     -                -             -               -
                                                                -----------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                 $    214,419     $    311,722    $   12,362   $     538,503
                                                                ===========================================================

(A) Decrease in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .45% of average daily net assets up to $100,000,000 and .40% of average daily net assets over that amount.

(B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(C) Elimination of Griffin 12b-1 fees and addition of shareholder servicing fee at a monthly rate of $1.85 per shareholder account.

(D) Fees waived and/or expense absorbed by investment advisor adjusted to .14% of average daily net assets.

                        WM Tax-Exempt Money Market Fund
                  Pro Forma Combined Statement of Operations
                          For the Year Ended 12/31/98
                                  (unaudited)

                                                             GRIFFIN               WM
                                                            TAX-FREE           TAX-EXEMPT
                                                              MONEY              MONEY           PRO FORMA              PRO FORMA
                                                           MARKET FUND         MARKET FUND       ADJUSTMENTS            COMBINED
 INVESTMENT INCOME:
 Dividend Income                                             $       -        $        -        $        -           $         -
 Foreign w/holding tax on dividend income                            -                 -                 -                     -
 Interest Income                                                 562,713         1,186,528               -               1,749,241
 Fee Income                                                          -                 -                 -                     -
                                                    --------------------------------------------------------------------------------
           Total Investment Income                               562,713         1,186,528               -               1,749,241
                                                    --------------------------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fee                                          75,566           143,965            (6,670) (A)          212,861
 Administration Fee                                               30,226               -             (30,226) (B)              -
 Custodian Fee                                                    26,015            13,859               -                  39,874
 Legal and audit fees                                             12,623             6,331               -                  18,954
 Trustees' fees and expenses                                       8,213             8,499               -                  16,712
 Amortization of  Org. Cost                                       17,107               -                 -                  17,107
 Registration and filing fees                                      2,007            18,754               -                  20,761
 Other                                                             4,865            11,996               -                  16,861
                                                    --------------------------------------------------------------------------------
    Subtotal                                                     176,622           203,404           (36,896)              343,130
 Shareholder servicing and distribution fees:
   Class A Shares                                                 30,226            26,630            (5,517) (C)           51,339
   Class B Shares                                                    -                 149               -                     149
   Class S Shares                                                    -                 -                 -                     -
 Interest expense                                                    -                 -                 -                     -
 Fees waived and /or expenses absorbed by
   investment advisor                                           (101,804)          (45,307)           20,408  (D)         (126,703)
                                                    --------------------------------------------------------------------------------
    Subtotal                                                     105,044           184,876           (22,005)              267,915
 Fees reduced by credits allowed by the custodian                    -              (7,751)              -                  (7,751)
                                                    --------------------------------------------------------------------------------
   Net expenses                                                  105,044           177,125           (22,005)              260,164
                                                    -------------------------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                    457,669         1,009,403            22,005             1,489,077
NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS
 Realized Gains from:
  Security transactions                                              -                 -                 -                     -
  Forward foreign currency contracts and
    foreign currency transactions                                    -                 -                 -                     -
   Futures contracts                                                 -                 -                 -                     -
 Net unrealized appreciation/(depreciation) of:
   Securities                                                        -                 -                 -                     -
   Forward foreign currency contracts                                -                 -                 -                     -
   Foreign currency, written options, futures
     contracts and other assets and liabilities                      -                 -                 -                     -
                                                    --------------------------------------------------------------------------------
 Net Real. And unreal G/(L) on investments                           -                 -                 -                     -
                                                    --------------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 $   457,669      $  1,009,403      $     22,005         $   1,489,077
                                                    ================================================================================

 (A) Decrease in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .45% of average daily net assets up to $1,000,000,000 and .40% of average daily net assets over that amount.

 (B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

 (C) Elimination of Griffin 12b-1 fees and addition of shareholder servicing fee at a monthly rate of $1.85 per shareholder account.

 (D) Fees waived and/or expense absorbed by investment advisor adjusted to .14% of average daily net assets.

WM GROUP TAX-EXEMPT MONEY MARKET FUND & GRIFFIN TAX-FREE MONEY MARKET FUND

Notes to Pro Forma Financial Statements (unaudited)

1.  Basis of Combination

    The pro forma combined financial statements reflect the combined financial position of the WM Tax-Exempt Money Market Fund and the Griffin Tax-Free Money Market Fund at April 30, 1998 and the pro forma combined results of operations for the year ended December 30, 1997 and the four month period ended April 30, 1998 as though the reorganization had occurred on January 1, 1997.

    The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

    The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

    The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Tax-Free Money Market Fund in exchange for shares of the WM Tax-Exempt Money Market Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

    The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.  Pro Forma Combined Portfolio of Investments

    Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at amortized cost which approximates fair value. Historical cost amounts represent the combined cost basis of the securities.

3.  Pro Forma Statements of Assets and Liabilities

    Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of the WM Group shares at April 30, 1998.

4.  Pro Forma Statements of Operations

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1998 (UNAUDITED)

                                                                            WM
                                                           GRIFFIN      SHORT-TERM
                                                         SHORT-TERM    HIGH QUALITY     PRO FORMA         PRO FORMA
                                                          BOND FUND        FUND        ADJUSTMENTS         COMBINED
                    ASSETS:
 Investments at value                                    $94,148,234    $42,544,286                      $136,692,520

                                                         ------------------------------------------------------------
     Total Investments                                    94,148,234     42,544,286             -         136,692,520
 Cash/Cash Equivalents                                       (96,860)       138,548                            41,688
 Receivable for dollar roll fee income                                            -                                 -
 Dividends and/or interest receivable                      1,508,905        444,756                         1,953,661
 Receivable for Fund shares Sold                                              2,000                             2,000
 Receivable for investment securities sold                                   19,132                            19,132
 Unamortized  organization costs                                              1,182                             1,182
 Receivable from investment advisor                                          23,039                            23,039
 Prepaid expenses and other assets                             8,594          1,397                             9,991
                                                         ------------------------------------------------------------
           Total Assets                                   95,568,873     43,174,340             -         138,743,213
                    LIABILITIES:
 Payable for dollar roll transactions                                             -                                 -
 Variation margin payable                                                     1,688                             1,688
 Reverse repurchase agreements                                                    -                                 -
 Payable for Fund shares redeemed                                  -         82,015                            82,015
 Payable for investment securities purchased                       -              -                                 -
 Investment advisory fee payable                                                  -                                 -
 Administration fee payable                                                       -                                 -
 Shareholder servicing and distribution fees payable                         11,029                            11,029
 Dividends payable                                           388,722         66,483                           455,205
 Accrued legal and audit fees                                                     -                                 -
 Accrued transfer agent fees                                                      -                                 -
 Accrued Trustees' fees and expenses                                              -                                 -
 Accrued registration and filing fees payable                                     -                                 -
 Due to Custodian                                                                 -                                 -
 Net unrealized depreciation of fwd for curr cts                                  -                                 -
 Accrued Expenses and other payables                          79,199         50,349                           129,548
                                                         ------------------------------------------------------------
           Total Liabilities                                 467,921        211,564             -             679,485
                                                         ------------------------------------------------------------
                                                         ------------------------------------------------------------
 TOTAL NET ASSETS                                        $95,100,952    $42,962,776   $         -        $138,063,728
                                                         ============================================================


                NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                             -           (650)                             (650)
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions                14,746     (1,743,719)                       (1,728,973)
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                          508,300        158,236                           666,536
 Paid-in capital                                          94,577,906     44,548,909                       139,126,815

                                                         ------------------------------------------------------------
 TOTAL NET ASSETS                                        $95,100,952    $42,962,776   $         -        $138,063,728
                                                         ============================================================
NET ASSETS:
 Class A Shares                                          $94,954,919    $35,551,039                      $130,505,958
                                                         ============================================================
 Class B Shares                                          $   146,033    $ 3,458,674                      $  3,604,707
                                                         ============================================================
 Class S Shares                                                         $   850,463                      $    850,463
                                                         ============================================================
 Class I Shares                                                         $ 3,102,600                      $  3,102,600
                                                         ============================================================
SHARES OUTSTANDING:
 Class A Shares                                            9,369,850     15,300,501    31,496,968  (a)     56,167,319
                                                         ============================================================
 Class B Shares                                               14,420      1,488,540        48,430  (a)      1,551,390
                                                         ============================================================
 Class S Shares                                                             366,038             -             366,038
                                                         ============================================================
 Class I Shares                                                           1,335,530             -           1,335,530
                                                         ============================================================
NET ASSET VALUE PER SHARE:
 Class A Shares                                          $     10.13    $      2.32                      $       2.32
                                                         ============================================================
 Class B Shares                                          $     10.13    $      2.32                      $       2.32
                                                         ============================================================
 Class S Shares                                                         $      2.32                      $       2.32
                                                         ============================================================
 Class I Shares                                                         $      2.32                      $       2.32
                                                         ============================================================


            See accompanying notes to pro forma financial statemets

--------------------------------------------------------------------------------
(a) Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of WM Group shares at June 30, 1998.

                     WM Short Term High Quality Bond Fund
                  Pro Forma Combined Statement of Operations
                       For the Year Ended June 30, 1998
                                  (unaudited)

                                                                          WM
                                                      GRIFFIN      SHORT TERM
                                                     SHORT-TERM    HIGH QUALITY    PRO FORMA       PRO FORMA
                                                     BOND FUND      BOND FUND     ADJUSTMENTS       COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                          -                               -
 Foreign w/holding tax on dividend income                                 -
 Interest Income                                  $ 3,734,214   $ 1,898,116                     $ 5,632,330
 Fee Income                                                               -                               -
                                                  ----------------------------------------------------------
           Total Investment Income                  3,734,214     1,898,116            -          5,632,330
                                                  ----------------------------------------------------------


 EXPENSES:
 Investment Advisory Fee                              308,099       145,180                         453,279
 Administration Fee                                   123,240        33,910       (157,150) (A)         -
 Custodian Fee                                         75,696         8,438                          84,134
 Legal and audit fees                                  29,852        23,529                          53,381
 Trustees' fees and expenses                            7,943         3,790                          11,733
 Amortization of  Org. Cost                             5,103         3,545                           8,648
 Registration and filing fees                          13,915        25,417                          39,332
 Transfer agent fee                                         -        19,227        203,412  (B)     222,689
 Other                                                 35,990        44,537                          80,527
                                                  ----------------------------------------------------------
    Subtotal                                          599,838       288,346        (46,262)         953,723
 Shareholder servicing and distribution fees:
   Class A Shares                                     153,647        55,796                         209,448
   Class B Shares                                       1,610        30,496                          32,106
   Class S Shares                                                     6,400                           6,400
 Interest expense                                                        -                              -
 Fees waived and /or expenses absorbed by
   investment advisor                                (347,704)     (133,982)        27,957  (C)    (453,729)
                                                  ----------------------------------------------------------
    Subtotal                                          407,391       266,333         74,219          747,943
 Fees reduced by credits allowed by the custodian                      (428)                           (428)
                                                  ----------------------------------------------------------
   Net expenses                                       407,391       265,905         74,219          747,515
                                                  ----------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                       3,326,823     1,632,211        (74,219)       4,884,815
                                                  ----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS
 Realized Gains from:
  Security transactions                                59,758      (108,783)                        (49,025)
  Forward foreign currency contracts and
    foreign currency transactions                                       -                               -
   Futures contracts                                               (105,817)                       (105,817)
 Net unrealized appreciation/(depreciation) of:
   Securities                                         524,692        63,850                         588,542
   Forward foreign currency contracts                                   -                               -
   Foreign currency, written options, futures
     contracts and other assets and liabilities                       8,262                           8,262
                                                  ----------------------------------------------------------
 Net Real. And unreal G/(L) on investments            584,450      (142,488)           -            441,962
                                                  ----------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      $ 3,911,273   $  1,489,72   $    (74,219)     $ 5,326,777
                                                  ==========================================================

 (A) Elimination of the administration fees, now incorporated in the management fee structure.

 (B) Addition of transfer agent fee at a monthly rate of $1.45 per Class A shareholder account and $1.55 per Class B and Class S shareholder account.

 (C) Fees waived and/or expense absorbed by investment advisor adjusted to .50% of average daily net assets.

                 Short Term Bond Fund 3rd Pro Forma 2nd Period



                                   [To come]

 Portfolio of Investments                          Pro Forma Combined Portfolio of Investments
                                                                  30-Jun-98
                    Principal Amount                             (Unaudited)                            Market Value
--------------------------------------------------                                       -------------------------------------------
                   WM           Griffin                                                           WM           Griffin
            Short-Term High   Short-Term  Pro Forma                                        Short-Term High   Short-Term    Pro Forma
           Quality Bond Fund  Bond Fund   Combined                                        Quality Bond Fund   Bond Fund     Combined


CORPORATE BONDS - 22 9%
Banking
                    -         470,000       470,000 Bankers Trust - New York, 9.50%, 06/14/00....    -         498,788      498,788
                    -          30,000        30,000 First Chicago, 9.00%, 06/15/99...........        -          30,788       30,788
                    -               -             - MBNA Corporation                                 -               -            -
                    -         450,000       450,000 6.10%, 12/15/00.................                 -         448,313      448,313
                    -         210,000       210,000 6.88%, 10/01/99.................                 -         211,838      211,838
                    -               -             - Northern Trust                                   -               -            -
                    -       1,000,000     1,000,000 6.50%, 05/01/03.................                 -       1,018,750    1,018,750
                                                                                                -----------------------------------
                                                                                                     -       2,208,477    2,208,477
Financial Services
                                                    Associates Corporation, N.A.........             -               -            -
                    -         250,000       250,000 6.00%, 03/15/00.............                     -         250,313      250,313
                    -          16,000        16,000 6.75%, 10/15/99.............                     -          16,141       16,141
                    -       1,000,000     1,000,000 Bear Stearns Company, 6.20%, 03/30/03......      -         996,250      996,250
                    -       1,000,000     1,000,000 CIT Group Holdings, 6.38%, 11/15/02.......       -       1,011,250    1,011,250
                    -               -             - Donaldson Lufkin & Jennrette,                    -               -            -
                    -       1,000,000     1,000,000 6.38%, 05/26/00...................               -       1,005,000    1,005,000
                    -       1,000,000     1,000,000 Fairfax Financial Holdings, 7.75%, 12/15/03      -       1,055,000    1,055,000
                    -       1,000,000     1,000,000 Finova Capital Corporation, 6.28%, 11/01/99      -       1,003,000    1,003,000
                    -               -             - General Motors Acceptance Corporation            -               -            -
                    -         200,000       200,000 5.63%, 02/15/01....................              -         198,750      198,750
                    -         500,000       500,000 7.75%, 01/15/99....................              -         505,310      505,310
                    -         255,000       255,000 Golden West Financial, 10.25%, 12/01/00...       -         278,906      278,906
                    -         100,000       100,000 Heller Financial, 9.13%, 08/01/99......          -         103,171      103,171
                    -               -             - Lehman Brothers Holdings Corporation,            -               -            -
                    -         150,000       150,000 8.88%, 11/01/98....................              -         151,325      151,325
                    -         717,000       717,000 Paine Webber Group, 9.25%, 12/15/01......        -         780,634      780,634
                    -       1,200,000     1,200,000 PDVSA Finance 144A, 6.45%, 02/15/04              -       1,185,000    1,185,000
                    -         750,000       750,000 Penske Truck Leasing, 6.65%, 11/01/00...         -         762,188      762,188
                    -       1,000,000     1,000,000 Salomon Smith Barney Hld, 6.13%, 01/15/03        -         990,000      990,000
                                                                                                -----------------------------------
                                                                                                     -      10,292,238   10,292,238
Food Products
                    -       1,000,000     1,000,000 Tyson Foods Incorporated, 6.00%, 01/15/03..      -         991,250      991,250

Industrial Conglomerate
                    -         100,000       100,000 Anheuser Busch Company, 8.75%, 12/01/99...       -         103,875      103,875
                    -         603,000       603,000 Boise Cascade Company, 9.90%, 03/15/00....       -         634,658      634,658
                    -         600,000       600,000 Continental Cablevision, 8.50%, 09/15/01..       -         639,000      639,000
                    -               -             - Cox Communications Incorporated - New,           -               -            -
                    -          40,000        40,000 8.55%, 06/01/00...................               -          41,750       41,750
                    -               -             - Cox Communications Incorporated,                 -               -            -
                    -         100,000       100,000 6.38%, 06/15/00...................               -         100,625      100,625
                    -         750,000       750,000 Eaton Off Shore, 9.00%, 02/15/01........         -         805,313      805,313
                    -         710,000       710,000 Enron Corporation, 9.13%, 04/01/03....           -         793,425      793,425
                    -               -             - General Motors Acceptance Corporation,           -               -            -
                    -         300,000       300,000 6.88%, 07/15/01..................                -         306,375      306,375
                    -       1,000,000     1,000,000 Hertz Corporation, 7.38%, 06/15/01.....          -       1,030,000    1,030,000
                    -       1,000,000     1,000,000 Ingersoll-Rand, 6.26%, 02/15/01......            -       1,007,500    1,007,500
                    -               -             - International Paper Company,                     -               -            -
                    -         150,000       150,000 9.70%, 03/15/00..................                -         159,000      159,000
                    -       1,000,000     1,000,000 Lehman Brothers Inc , 6.13%, 02/01/01            -         998,750      998,750
                    -          71,000        71,000 Lockheed Corporation, 9.38%, 10/15/99...         -          73,840       73,840
                    -         100,000       100,000 Pepsico Incorporated, 7.75%, 10/01/98..          -         100,330      100,330
                    -       2,000,000     2,000,000 Philip Morris, 7.50%, 04/01/04.......            -       2,105,000    2,105,000
                    -       1,000,000     1,000,000 Sony Corporation, 6.13%, 03/04/03.....           -       1,003,750    1,003,750
                    -          65,000        65,000 Texaco Capital Incorporated, 9.00%, 12/15/99     -          67,763       67,763
                                                                                                -----------------------------------
                                                                                                     -       9,970,954    9,970,954
Retailing
                    -         450,000       450,000 Penney J C  & Company, 6.95%, 04/01/00......     -         457,875      457,875
                    -         100,000       100,000 Wal-Mart Stores, 6.75%, 05/15/02.........        -         103,000      103,000
                                                                                                -----------------------------------
                                                                                                     -         560,875      560,875
Transportation
                    -       1,000,000     1,000,000 Praxair, 6.15%, 0?/15/03                         -         997,500      997,500
                    -         150,000       150,000 Southwest Airlines, 9.40%, 07/01/01......        -         162,930      162,930
                    -       1,000,000     1,000,000 Union Pacific Co , 9.63%, 12/15/02               -       1,125,000    1,125,000
                                                                                                -----------------------------------
                                                                                                     -       2,285,430    2,285,430
Utilities
                    -          30,000        30,000 Alabama Power Company, 6.38%, 08/01/99......     -          30,150       30,150
                    -         100,000       100,000 Baltimore Gas & Electric, 8.93%, 07/16/98..      -         100,125      100,125
                    -         465,000       465,000 Consolidated Natural Gas, 8.75%, 06/01/99..      -         476,044      476,044
                    -         300,000       300,000 National Rural Utilities, 6.75%, 09/01/01..      -         306,750      306,750
                    -         275,000       275,000 Orange & Rockland Utility, 9.38%, 03/15/00.      -         289,781      289,781
                    -       1,000,000     1,000,000 Philadelphia Electric, 8.00%, 04/01/02...        -       1,062,500    1,062,500
                    -       1,000,000     1,000,000 Potomac Capital Investment, 6.80%, 09/12/01      -       1,007,500    1,007,500
                    -               -             - Public Service Electric & Gas,                   -               -            -
                    -       1,000,000     1,000,000 8.75%, 07/01/99.................                 -       1,026,250    1,026,250
                    -          60,000        60,000 Southern California Edison, 8 25%, 02/01/00      -          62,100       62,100
                    -       1,000,000     1,000,000 Union Texas Petroleum, 6 60%, 12/04/02           -       1,002,500    1,002,500
                                                                                                -----------------------------------
                                                                                                     -       5,363,700    5,363,700

                                                    Total Corporate Bonds                            -      31,672,924   31,672,924

Portfolio of Investments

                                          Pro Forma Combined Portfolio of Investments

                                                      30-Jun-98 (Unaudited)

         Principal Amount                                                                           Market Value
--------------------------------------------------                                   -----------------------------------------------

       WM            Griffin                                                                  WM             Griffin
 Short-Term High    Short-Term   Pro Forma                                              Short-Term High     Short-Term    Pro Forma
 Quality Bond Fund  Bond Fund    Combined                                             Quality Bond Fund     Bond Fund     Combined
CORPORATE NOTES - 9.3%

          400,000       -        400,000   Colonial Realty, Sr. Note,                                     -      -               -
                -       -              -      7.500% due 07/15/2001............................     414,000      -         414,000
        1,000,000       -      1,000,000   Crane Company, Note,                                           -      -               -
                -       -              -      7.250% due 06/15/1999............................   1,011,510      -       1,011,510
        1,220,000       -      1,220,000   CSX Corp, Deb.,                                                -      -               -
                -       -              -      9.500% due 08/01/2000............................   1,298,666      -       1,298,666
          400,000       -        400,000   ERP Operating LP,                                              -      -               -
                -       -              -      8.500% due 05/15/1999(c).........................     407,544      -         407,544
          500,000       -        500,000   Federated Department Stores,                                   -      -               -
                -       -              -      6.790% due 07/15/2027............................     511,525      -         511,525
        1,500,000       -      1,500,000   General Electric Capital Corporation, Series A, MTN,           -      -               -
                -       -              -      5.800% due 04/24/2000............................   1,500,000      -       1,500,000
        1,500,000       -      1,500,000   McDonald Douglas Finance Corp., Series X, MTN,                 -      -               -
                -       -              -      6.710% due 07/19/2000............................   1,516,215      -       1,516,215
        1,500,000       -      1,500,000   Merrill Lynch Finance Corp., Series B, MTN,                    -      -               -
                -       -              -      6.100% due 10/04/1999............................   1,506,870      -       1,506,870
          200,000       -        200,000   Nabisco Inc., Industrial Note,                                 -      -               -
                -       -              -      6.300% due 08/26/1999(c).........................     199,840      -         199,840
        1,500,000       -      1,500,000   Sun Communities Inc., Sr. Note,                                -      -               -
                -       -              -      7.625% due 05/01/2003............................   1,554,210      -       1,554,210
                -       -              -   Taubman Realty Corporation, MTN:                               -      -               -
          300,000       -        300,000      7.400% due 06/10/2002............................     314,037      -         314,037
          500,000       -        500,000      7.500% due 06/15/2002............................     516,395      -         516,395
          100,000       -        100,000   Time Warner Inc.,                                              -      -               -
                -       -              -      7.950% due 02/01/2000............................     102,756      -         102,756
        1,500,000       -      1,500,000   Travelers Inc., Notes,                                         -      -               -
                -       -              -      6.125% due 06/15/2000............................   1,507,500      -       1,507,500
          500,000       -        500,000   US West Capital Funding Inc.,                                  -      -               -
                -       -              -      6.125% due 07/15/2002............................     500,010      -         500,010
                                                                                             ---------------------------------------
                                           Total Corporate Notes                                 12,861,078      -      12,861,078

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
           29,058       -         29,058   Chemical Mortgage Securities Inc., 1993-1-A4,                  -      -               -
                -       -              -      7.450% due 02/25/2023............................      29,022      -          29,022
           92,587       -         92,587   Countrywide Funding Corporation, 1994-1-A3,                    -      -               -
                -       -              -      6.250% due 03/25/2024............................      91,747      -          91,747
          170,000       -        170,000      1994-C-A5,                                                  -      -               -
                -       -              -      6.375% due 03/25/2024............................     169,308      -         169,308
          353,610       -        353,610   Federal Home Loan Mortgage Corporation (FHLMC), P/O,           -      -               -
                -       -              -      REMIC, #1719-C,                                             -      -               -
                -       -              -      Zero coupon due 04/15/1999...................          43,002      -         343,002
                -       -              -   General Electric Capital Mortgage Association:                 -      -               -
          296,558       -        296,558      1994-27-A1,                                                 -      -               -
                -       -              -      6.500% due 07/25/2024............................     295,942      -         295,942
        1,850,000       -      1,850,000      1996-HE3-A3,                                                -      -               -
                -       -              -      7.150% due 09/25/2026............................    1901,295      -       1,901,295
          580,220       -        580,220   Norwest Asset Securities Corporation, 1996-5-A13,              -      -               -
                -       -              -      7.500% due 11/25/2026............................     583,665      -         583,665
          427,049       -        427,049   Prudential Home Mortgage Securities,                           -      -               -
                -       -              -      1993-43-A1,                                                 -      -               -
                -       -              -      5.400% due 10/25/2023............................      23,978      -         423,978
           31,654       -         31,654   Ryland Acceptance Corporation,                                 -      -               -
                -       -              -      8.950% due 08/20/2019............................      31,683      -          31,683
                                                                                             ---------------------------------------

                                           Total Collateralized Mortgage Obligations              3,869,642      -       3,869,642

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES - 1.6%
          412,145       -        412,145   Federal Home Loan Mortgage Corporation (FHLMC), #845988,       -      -               -
                -       -              -      7.859% due 11/01/2021(b).........................     428,824      -         428,824
                -       -              -   Federal National Mortgage Association (FNMA):                  -      -               -
          404,600       -        404,600      #82247,                                                     -      -               -
                -       -              -      6.250% due 04/01/2019(b).........................     407,129      -         407,129
          178,197       -        178,197      #124571,                                                    -      -               -
                -       -              -      7.649% due 11/01/2022(b).........................     184,323      -         184,323
          219,707       -        219,707      #152205,                                                    -      -               -
                -       -              -      7.398% due 01/01/2019(b).........................     226,812      -         226,812
          294,219       -        294,219      #141461,                                                    -      -               -
                -       -              -      7.577% due 11/01/2021(b).........................     299,229      -         299,229
          592,492       -        592,492      #313257,                                                    -      -               -
                -       -              -      6.258% due 11/01/2035(b).........................     596,195      -         596,195
                                                                                           -----------------------------------------
                                   Total Adjusted Rate Mortgage- Backed Securities                2,142,512      -       2,142,512

Portfolio of Investments

                                            Pro Forma Combined Portfolio of Investments
             Principal Amount                        April 30, 1998 (Unaudited)                         Market Value
-----------------------------------------------                                          ------------------------------------------
   WM Short-Term         Griffin                                                           WM Short-Term     Griffin
 High-Quality Bond  Short-Term Bond   Pro Forma                                         High-Quality Bond Short-Term Bond  Pro Forma
      Fund               Fund         Combined                                                   Fund            Fund      Combined
ASSET-BACKED SECURITIES - 5 2%
      300,000           -         300,000   Conti-Mortgage Home Equity Loan Trust,                 -           -              -
         -              -            -        1996-4-A6,                                           -           -              -
         -              -            -        6.710% due 06/15/2014......................       302,529        -           302,529
      300,000           -         300,000   Green Tree Financial Corporation,                      -           -              -
         -              -            -        1995-6-B1,                                           -           -              -
         -              -            -        7.700% due 09/15/2026......................       305,413        -           305,413
      300,000           -         300,000   Green Tree Home Equity Loan Trust,
                                            1997-B-A5,                                             -           -              -
         -              -            -        7.150% due 04/15/2027......................       306,500        -           306,500
    1,962,628           -       1,962,628   Green Tree Security Mortgage Trust,
                                            1994-A,                                                -           -              -
         -              -            -        6.900% due 02/15/2004......................     1,968,761        -         1,968,761
      300,000           -         300,000   H & T Master Trust,                                    -           -              -
         -              -            -        8.430% due 08/15/2002(c)...................       300,422        -           300,422
      600,000           -         600,000   MBNA Master Credit Card Trust, 1995-E-A,               -           -              -
         -              -            -        5.876% due 01/15/2005(b)...................       602,808        -           602,808
         -              -            -      Merrill Lynch Mortgage Investors, Inc :                -           -              -
       13,787           -          13,787     1991-B-A,                                            -           -              -
         -              -            -        9.200% due 04/15/2011......................        13,858        -            13,858
      269,248           -         269,248     1992-B-A4,                                           -           -              -
         -              -            -        7.850% due 04/15/2012......................       276,528        -           276,528
       71,120           -          71,120   Old Stone Credit Corporation, 1992-4A,                 -           -              -
         -              -            -        6.550% due 11/15/2007......................        71,009        -            71,009
    1,000,000           -       1,000,000   Standard Credit Card Master Trust,
                                            1994-4A,                                               -           -              -
         -              -            -        8.250% due 11/07/2003......................     1,065,620        -         1,065,620
    1,200,000           -       1,200,000   The Money Store Home Equity Trust,
                                            1997-C-AF,                                             -           -              -
         -              -            -        6.307% due 08/15/2012......................     1,201,500        -         1,201,500
      696,423           -         696,423   World Omni Automobile Lease Securitization,
                                            1996-B,                                                -           -              -
         -              -            -        6.850% due 11/15/2002(c)...................       707,305        -           707,305
                                                                                             --------------------------------------
                                            Total Asset-Backed Securities                     7,122,253        -         7,122,253


U S  GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7 0%

FEDERAL HOME LOAN BANK
         -           200,000      200,000   5.89%, 07/24/00..............................          -        200,874        200,874
         -           200,000      200,000   5.94%, 06/13/00..............................          -        201,046        201,046

FEDERAL HOME LOAN MORTGAGE CORPORATION
      326,612           -         326,612   #A01226, Seasoned,                                     -           -              -
         -              -            -      9.500% due 08/01/2016........................       354,051        -           354,051
         -           188,613      188,613   5.50% due 05/01/01...........................          -        186,137        186,137
         -           172,018      172,018   5.50% due 06/01/01...........................          -        169,760        169,760
         -            87,781       87,781   6.00% due 06/01/01...........................          -         87,836         87,836
         -           358,975      358,975   6.00% due 06/01/01...........................          -        359,198        359,198
         -           107,783      107,783   6.00% due 04/01/99...........................          -        107,851        107,851
         -           331,179      331,179   6.50% due 05/01/01...........................          -        334,509        334,509
         -           296,179      296,179   6.50% due 12/01/99...........................          -        300,897        300,897
         -           256,631      256,631   7.00% due 09/01/01...........................          -        260,720        260,720
         -           175,000      175,000   7.13% due 07/21/99...........................          -        177,599        177,599
         -            50,000       50,000   7.75% due 11/07/01...........................          -         53,080         53,080

FEDERAL NATIONAL MORTGAGE ASSOCIATION
      250,657           -         250,657   #250235, 7 Year Balloon,                               -           -              -
         -              -            -        8.500% due 02/01/2002......................       256,266        -           256,266
      317,745           -         317,745   #313030, Seasoned,                                     -           -              -
         -              -            -        10.000% due 05/01/2022**...................       349,265        -           349,265
      588,127           -         588,127   #313641,Seasoned                                       -           -              -
         -              -            -        8.500% due 11/01/2017......................       617,163        -           617,163
         -           989,211      989,211   6.00% due 03/01/05...........................          -        986,422        986,422
         -         1,500,000    1,500,000   7.50% due 02/11/02...........................          -      1,588,350      1,588,350
         -           225,000      225,000   8.25% due 12/18/00...........................          -        238,111        238,111
         -           475,000      475,000   9.05% due 04/10/00...........................          -        501,833        501,833

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      169,725           -         169,725   #038720, Seasoned,                                     -           -              -
         -              -            -        11.000% due 02/15/2010 (a).................       189,479        -           189,479
       52,647           -          52,647   #130183, Seasoned,                                     -           -              -
         -              -            -        11.000% due 05/15/2015 (a).................        59,171        -            59,171
      171,295           -         171,295   #131917, Seasoned,                                     -           -              -
         -              -            -        11.000% due 10/15/2015 (a).................       192,522        -           192,522
       22,348           -          22,348   #132833, Seasoned,                                     -           -
         -              -            -        11.000% due 12/15/2015 (a).................        25,167        -            25,167
       54,327           -          54,327   #139704, Seasoned,                                     -           -              -
         -              -            -        11.000% due 11/15/2015 (a).................        61,059        -            61,059

      174,076           -         174,076   #140835, Seasoned,                                     -           -              -
         -              -            -        11.000% due 11/15/2015 (a).................       195,287        -           195,287
      134,075           -         134,075   #153965, Seasoned,                                     -           -              -
         -              -            -        10.000% due 02/15/2019.....................       147,243        -           147,243
       64,698           -          64,698   #189482, Seasoned,                                     -           -              -
         -              -            -        11.000% due 04/15/2020 (a).................        72,962        -            72,962
      709,111           -         709,111   #262996, Seasoned,                                     -           -              -
         -              -            -        10.000% due 01/15/2019.....................       778,072        -           778,072
      152,846           -         152,846   #291375, Seasoned,                                     -           -              -
         -              -            -        11.000% due 08/15/2020 (a).................       172,943        -           172,943
       84,676           -          84,676   #377550, Seasoned,                                     -           -              -
         -              -            -        8.000% due 03/15/2012......................        87,745        -            87,745

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
      250,190           -          250,190    9.000% due 04/20/2025......................       266,243        -           266,243

                                            Total U S  Government Agency
                                            Mortgage-Backed Securities                        3,824,638   5,754,223      9,578,861

Portfolio of Investments                    Pro Forma Combined Portfolio of Investments
                                                             30-Jun-98
                 Principal Amount                           (Unaudited)                                  Market Value
   ----------------------------------------------                                     ---------------------------------------------
        WM              Griffin                                                                   WM          Griffin
  Short-Term High      Short-Term    Pro Forma                                             Short-Term High    Short-Term   Pro Forma

 Quality Bond Fund     Bond Fund     Combined                                            Quality Bond Fund    Bond Fund    Combined
U.S. TREASURY BONDS - 0 8%
               -       1,100,000    1,100,000   5 75% due 10/31/00.......................               -    1,105,115     1,105,115


U.S. TREASURY NOTES - 46 3%
               -         600,000      600,000   5 13% due 11/30/98.......................               -      599,562       599,562

         650,000               -      650,000   5 250% due 01/31/2001....................         645,938            -       645,938

               -       1,600,000    1,600,000   5 50% due 04/15/00.......................               -    1,600,384     1,600,384

               -       2,800,000    2,800,000   5 50% due 12/31/00.......................               -    2,798,040     2,798,040

       3,000,000               -    3,000,000   5 625% due 02/15/2006....................       3,012,180            -     3,012,180

         500,000               -      500,000   5 625% due 02/28/2001....................         501,250            -       501,250

       2,000,000               -    2,000,000   5 625% due 11/30/1999....................       2,002,500            -     2,002,500

       3,000,000               -    3,000,000   5 750% due 11/15/2000....................       3,015,000            -     3,015,000

               -       5,200,000    5,200,000   5 88% due 11/15/99.......................               -    5,223,608     5,223,608

               -       1,750,000    1,750,000   6 00% due 08/15/99.......................               -    1,759,240     1,759,240

         500,000               -      500,000   6 000% due 08/15/2000....................         504,765            -       504,765

               -       3,500,000    3,500,000   6 13% due 07/31/00.......................               -    3,540,880     3,540,880

               -       4,300,000    4,300,000   6 25% due 04/30/01.......................               -    4,378,561     4,378,561

               -       4,000,000    4,000,000   6 25% due 10/31/01.......................               -    4,081,280     4,081,280

       2,000,000               -    2,000,000   6 250% due 04/30/2001....................       2,037,180            -     2,037,180

               -       5,500,000    5,500,000   6 63% due 04/30/02.......................               -    5,697,065     5,697,065

               -       5,650,000    5,650,000   6 63% due 06/30/01.......................               -    5,812,381     5,812,381

               -         550,000      550,000   6 88% due 03/31/00.......................               -      562,106       562,106

               -       1,200,000    1,200,000   7 00% due 04/15/99.......................               -    1,213,644     1,213,644

               -         650,000      650,000   7 13% due 02/29/00.......................               -      666,166       666,166

               -       4,550,000    4,550,000   7 50% due 05/15/02.......................               -    4,853,258     4,853,258

               -         650,000      650,000   7 50% due 10/31/99.......................               -      666,081       666,081

               -       1,950,000    1,950,000   7 75% due 01/31/00.......................               -    2,014,604     2,014,604

               -       1,500,000    1,500,000   7 75% due 12/31/99.......................               -    1,547,295     1,547,295

               -         700,000      700,000   8 50% due 02/15/00.......................               -      731,750       731,750

               -       1,150,000    1,150,000   8 88% due 05/15/00.......................               -    1,218,230     1,218,230

               -       3,200,000    3,200,000   9 13% due 05/15/99.......................               -    3,297,376     3,297,376

                                                                                               -------------------------------------

                                                Total U.S. Treasury Notes                      11,718,813   52,261,511    63,980,324


FOREIGN GOVERNMENT BONDS - 0 7%
       1,000,000               -    1,000,000   Ontario (Province of Canada),
                                                  6 125% due 06/28/2000..................       1,005,350            -     1,005,350


REPURCHASE AGREEMENT - 2 4%
                                                 State Street Bank & Trust Co ,
                                                 Master Repurchase Agreement, 4 25%,
                                                 Dated 3/31/98 due 4/1/98, Collateralized
                                                 by U S  Government Securities
               -       3,354,461    3.354.461    (delivery value $392,493)...............               -    3,354,461     3,354,461



                                                 TOTAL INVESTMENTS - 99.0%,
                                                 (COST $136,019,255)                           42,544,286   94,148,234   136,692,520


                                                  OTHER ASSETS AND LIABILITIES, NET - 1.0%        418,490      952,718     1,371,208


                                                  TOTAL NET ASSETS - 100.0%                    42,962,776   95,100,952   138,063,728


_____________________________________
(a) A portion or all of these securities are pledged as collateral for futures contracts
(b) Variable rate security The interest rate shown reflects the rate currently in effect
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933 This security may be resold in transactions exempt from registration, normally to qualified institutional buyers

WM SHORT-TERM HIGH QUALITY BOND FUND & GRIFFIN SHORT-TERM BOND FUND

Notes to Pro Forma Combined Financial Statements (unaudited)

1.  Basis of Combination

    The pro forma combined financial statements reflect the combined financial position of the WM Short-Term High Quality Bond Fund and the Griffin Short-Term Bond Fund at June 30, 1998 and the pro forma combined results of operations for the year ended June 30, 1998 as though the reorganization had occurred on July 1, 1997.

    The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

    The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

    The pro forma combined statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Short-Term Bond Fund in exchange for shares of WM Short-Term High Quality Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

    The pro forma combined statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.  Pro Forma Combined Portfolio of Investments

    Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information see the WM Annual Reports or the Griffin Annual Report. Historical cost amounts represent the combined cost basis of the securities.

3.  Pro Forma Combined Statements of Assets and Liabilities

    Shares outstanding have been adjusted to reflect the conversion of Griffin Short-Term Bond Fund shares into WM shares based upon the net asset value of the WM Short-Term Highly Quality Bond Fund shares at June 30, 1998.

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1998 (UNAUDITED)

                                                            GRIFFIN            WM
                                                         US GOVERNMENT    US GOVERNMENT    PRO FORMA          PRO FORMA
                                                          INCOME FUND    SECURITIES FUND  ADJUSTMENTS          COMBINED
                     ASSETS:
 Investments at value                                    $123,818,655    $465,802,730                         $589,621,385
                                                                                                                        -
                                                        -------------------------------------------------------------------
     Total Investments                                    123,818,655     465,802,730              -           589,621,385
 Cash/Cash Equivalents                                        264,292         315,010                              579,302
 Receivable for dollar roll fee income                                          2,406                                2,406
 Dividends and/or interest receivable                       1,109,878       3,877,005                            4,986,883
 Receivable for Fund shares Sold                                7,334         310,533                              317,867
 Receivable for investment securities sold                                         -                                    -
 Unamortized organization costs                                                    -                                    -
 Receivable from investment advisor                                                -                                    -
 Prepaid expenses and other assets                              4,812          19,656                               24,468
                                                        -------------------------------------------------------------------
           Total Assets                                   125,204,971     470,327,340              -           595,532,311
                  LIABILITIES:
 Payable for dollar roll transactions                                       6,114,042                            6,114,042
 Variation margin payable                                                     114,844                              114,844
 Reverse repurchase agreements                                             80,498,224                           80,498,224
 Payable for Fund shares redeemed                                  -          925,923                              925,923
 Payable for investment securities purchased               17,287,840              -                            17,287,840
 Investment advisory fee payable                                              162,374                              162,374
 Administration fee payable                                                        -                                    -
 Shareholder servicing and distribution fees payable                          120,598                              120,598
 Dividends payable                                            491,309         879,523                            1,370,832
 Accrued legal and audit fees                                                   5,335                                5,335
 Accrued Trustees' fees and expenses                                            2,101                                2,101
 Accrued registration and filing fees payable                                      -                                    -
 Due to Custodian                                                                  -                                    -
 Net unrealized depreciation of fwd for curr cts                                   -                                    -
 Accrued Expenses and other payables                          126,142         244,271                              370,413
                                                        -------------------------------------------------------------------
           Total Liabilities                               17,905,291      89,067,235              -           106,972,526
                                                        -------------------------------------------------------------------

                                                        -------------------------------------------------------------------
 TOTAL NET ASSETS                                         107,299,680     381,260,105              -           488,559,785
                                                        ===================================================================

                   NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                             -           41,000                               41,000
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions                (27,002)     (7,136,028)                          (7,163,030)
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                         1,815,354      10,153,451                           11,968,805
 Paid-in capital                                         $105,511,328     378,201,682                          483,713,010

                                                        -------------------------------------------------------------------
 TOTAL NET ASSETS                                        $107,299,680    $381,260,105     $       -           $488,559,785
                                                        ===================================================================
NET ASSETS:
  Class A Shares                                         $103,063,684    $294,038,697                         $397,102,381
                                                        ===================================================================
  Class B Shares                                         $  4,235,996    $ 22,081,393                         $ 26,317,389
                                                        ===================================================================
  Class S Shares                                                         $  6,748,647                         $  6,748,647
                                                        ===================================================================
  Class I Shares                                                         $ 58,391,368                         $ 58,391,368
                                                        ===================================================================
SHARES OUTSTANDING:
  Class A Shares                                           11,046,945      27,148,122      (1,531,240.11) (a)   36,663,827
                                                        ===================================================================
  Class B Shares                                              453,649       2,039,590         (62,383.15) (a)    2,430,856
                                                        ===================================================================
  Class S Shares                                                              622,636                              622,636
                                                        ===================================================================
  Class I Shares                                                            5,386,588                            5,386,588
                                                        ===================================================================
NET ASSET VALUE PER SHARE:
  Class A Shares                                         $       9.33    $      10.83                         $      10.83
                                                        ===================================================================
  Class B Shares                                         $       9.34    $      10.83                         $      10.83
                                                        ===================================================================
  Class S Shares                                                         $      10.84                         $      10.84
                                                        ===================================================================
  Class I Shares                                                         $      10.84                         $      10.84
                                                        ===================================================================

            See accompanying notes to pro forma financial statements

--------------------------------------------------------------------------------
(a) Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of WM Group shares at April 30, 1998.

                      WM U.S. Government Securities Fund
                  Pro Forma Combined Statement of Operations
                          For the ______ Ended ______
                                  (unaudited)

                                                          GRIFFIN                WM
                                                       US GOVERNMENT       US GOVERNMENT        PRO FORMA               PRO FORMA
                                                        INCOME FUND       SECURITIES FUND      ADJUSTMENTS              COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                         -                                        -
 Foreign w/holding tax on dividend income                                                -
 Interest Income                                           $2,086,469          $ 4,835,822                              $ 6,922,291
 Fee Income                                                                         69,825                                   69,825
                                                 ----------------------------------------------------------------------------------
           Total Investment Income                          2,086,469            4,905,647                -               6,992,116
                                                 ----------------------------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fee                                      157,785              428,132           39,447   (A)           625,364
 Administration Fee                                            63,114                    -          (63,114)  (B)                 -
 Custodian Fee                                                 24,427                9,279                                   33,706
 Legal and audit fees                                          11,988                5,335                                   17,323
 Trustees' fees and expenses                                    2,604                2,101                                    4,705
 Amortization of  Org. Cost                                     5,578                    -                                    5,578
 Registration and filing fees                                   4,197                    -                                    4,197
 Other                                                         11,363                    -                                   11,363
                                                 ----------------------------------------------------------------------------------
    Subtotal                                                  281,056              444,847          (23,667)                702,236
 Shareholder servicing and distribution fees:
   Class A Shares                                              75,452              172,323           49,590   (C)           297,365
   Class B Shares                                              13,763               35,009              933   (D)            49,705
   Class S Shares                                                                    9,666                                    9,666
 Interest expense                                                                  188,227                                  188,227
 Fees waived and /or expenses absorbed by
   investment advisor                                        (125,129)             (35,103)          35,159   (E)          (125,073)

                                                 ----------------------------------------------------------------------------------
    Subtotal                                                  245,142              814,969           62,015               1,122,126
 Fees reduced by credits allowed by the custodian                                     (690)
                                                 ----------------------------------------------------------------------------------
   Net expenses                                               245,142              814,279           62,015               1,122,126
                                                 ----------------------------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                               1,841,327            4,091,368          (62,015)              5,869,990
NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS
 Realized Gains from:
  Security transactions                                       186,854              192,670                                  379,524
  Forward foreign currency contracts and
    foreign currency transactions                                                        -                                        -
   Futures contracts                                                                     -                                        -
 Net unrealized appreciation/(depreciation) of:
   Securities                                                (166,179)           6,701,181                                6,535,002
   Forward foreign currency contracts                                                    -                                        -
   Foreign currency, written options, futures
     contracts and other assets and liabilities                                      2,732                                    2,732
                                                 ----------------------------------------------------------------------------------

 Net Real. And unreal G/(L) on investments                     20,675            6,896,583                -               6,917,258
                                                 ----------------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                               $1,862,002          $10,987,951        $(62,015)             $12,787,248
                                                 ==================================================================================

(A) Increase in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

(B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(C) Addition of shareholder servicing fee at a monthly rate of $1.45 per shareholder account.

(D) Addition of shareholder servicing fee at a monthly rate of $1.55 per shareholder account.

 (E) Fees waived and/or expense absorbed by investment advisor adjusted to .13% of average daily net assets.

                         WN U.S. Government Securities
                  Pro Forma Combined Statement of Operations
                       For the Year Ended 12/31
                                  (unaudited)

                                                             GRIFFIN              WM
                                                          US GOVERNMENT      US GOVERNMENT       PRO FORMA              PRO FORMA
                                                           INCOME FUND      SECURITIES FUND     ADJUSTMENTS             COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                           -                                      -
 Foreign w/holding tax on dividend income                                                  -
 Interest Income                                              $4,819,481         $ 8,575,819                            $13,395,300
 Fee Income                                                                                -                                      -
                                                    -------------------------------------------------------------------------------
           Total Investment Income                             4,819,481           8,575,819               -             13,395,300
                                                    -------------------------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fee                                         350,449             769,591          87,600   (A)        1,207,640
 Administration Fee                                              140,180                   -        (140,180)  (B)                -
 Custodian Fee                                                    76,972              43,651                                120,623
 Legal and audit fees                                             22,793              11,787                                 34,580
 Trustees' fees and expenses                                       8,213               8,499                                 16,712
 Amortization of  Org. Cost                                       17,108                   -                                 17,108
 Registration and filing fees                                     12,114              22,077                                 34,191
 Other                                                            28,507              73,838                                102,345
                                                    -------------------------------------------------------------------------------
    Subtotal                                                     656,336             929,443         (52,580)             1,533,199
 Shareholder servicing and distribution fees:
   Class A Shares                                                165,827             352,539         148,770   (C)          667,136
   Class B Shares                                                 37,591              32,614           2,800   (D)           73,005
   Class S Shares                                                                          -                                      -
 Interest expense                                                                          -                                      -
 Fees waived and /or expenses absorbed by
   investment advisor                                           (360,340)                  -         118,812   (E)         (241,528)

                                                    -------------------------------------------------------------------------------
    Subtotal                                                     499,414           1,314,596         217,802              2,031,812
 Fees reduced by credits allowed by the custodian                                     (2,671)
                                                    -------------------------------------------------------------------------------
   Net expenses                                                  499,414           1,311,925         217,802              2,031,812
                                                    -------------------------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                  4,320,067           7,263,894        (217,802)            11,363,488
NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS
 Realized Gains from:
  Security transactions                                          463,908            (493,856)                               (29,948)

  Forward foreign currency contracts and
    foreign currency transactions                                                          -                                      -
   Futures contracts                                                                       -                                      -
 Net unrealized appreciation/(depreciation) of:
   Securities                                                  1,667,350           4,371,425                              6,038,775
   Forward foreign currency contracts                                                      -                                      -
   Foreign currency, written options, futures
     contracts and other assets and liabilities                                            -                                      -
                                                    -------------------------------------------------------------------------------
 Net Real. And unreal G/(L) on investments                     2,131,258           3,877,569               -              6,008,827
                                                    -------------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  $6,451,325         $11,141,463      $(217,802)            $17,372,315
                                                    ===============================================================================

(A) Increase in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

(B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(C) Addition of shareholder servicing fee at a monthly rate of $1.45 per shareholder account.

(D) Addition of shareholder servicing fee at a monthly rate of $1.55 per shareholder account.

(E) Fees waived and/or expense absorbed by investment advisor adjusted to .13% of average daily net assets.

Portfolio of Investments

                                            Pro Forma Combined Portfolio of Investments
             Principal Amount                       April 30, 1998 (Unaudited)                        Market Value
--------------------------------------------------                                  -----------------------------------------------
        WM              Griffin                                                           WM               Griffin
   US Government     US Government     Pro Forma                                     US Government      US Government     Pro Forma
  Securities Fund     Income Fund      Combined                                     Securities Fund      Income Fund       Combined
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 77.3%
 Federal Home Loan Mortgage Corporation (FHLMC)
                          2,958,745      2,958,745 6.01% due 05/15/26.................            -        2,963,68       2,963,368
        21,632,862                -     21,632,862 6.500% due 02/01/2011
                                                   - 02/01/2028 ........................ 21,739,953               -      21,739,953
                 -        3,550,000      3,550,000 6.59% due 02/15/21 ..................          -       3,639,859       3,639,859
                 -        2,000,000      2,000,000 7.00% due 01/15/24 ..................          -       2,045,360       2,045,360
         1,909,896                -      1,909,896 7.000% due 07/01/2024
                                                   - 2/01/2026 .........................  1,935,561               -       1,935,561
        59,809,141                -     59,809,141 7.500% due 01/01/2007
                                                   - 03/01/2013 ........................ 61,663,037               -      61,663,037
           962,942                -        962,942 8.750% due 01/01/2013 ...............  1,010,058               -       1,010,058
         1,614,792                -      1,614,792 9.000% due 12/01/2008
                                                   - 08/01/2022 ........................  1,706,663               -       1,706,663
           677,141                -        677,141 9.500% due 06/01/2016
                                                   - 05/01/2017 ........................    720,944               -         720,944
         1,769,573                -      1,769,573 15 Year Converted GOLD, 7.500%
                                                   due 05/01/2003 ......................  1,824,320               -       1,824,320
                 -                -            -   GOLD:
           247,057                -        247,057 6.500% due 04/01/2027 ...............    245,127               -         245,127
        63,854,459                -     63,854,459 7.500% due 07/01/2002
                                                   - 04/01/2013 ........................ 65,839,108               -      65,839,108
         3,179,841                -      3,179,841 8.500% due 04/01/2019 ...............  3,322,934               -       3,322,934
                                                                                ----------------------------------------------------
                                                   Total Federal Home Loan Mortgage
                                                       Corporation (FHLMC)              160,007,675       8,648,587     168,656,262

 Government National Mortgage Association (GNMA)
         4,706,279                -      4,706,279 6.000% due 04/20/2026 ...............  4,529,794               -       4,529,794
        13,999,033                -     13,999,033 6.500% due 08/15/2023
                                                   - 03/15/2024 ........................ 13,889,700               -      13,889,700
                 -        7,000,000      7,000,000 7.00% due 02/15/28 (d) ..............          -       7,072,170       7,072,170
        15,791,208                -     15,791,208 7.000% due 07/15/2008
                                                   - 08/15/2023 ........................ 16,019,161               -      16,019,161
                 -        2,861,271      2,861,271 7.50% due 03/15/24 ..................          -       2,950,686       2,950,686
                 -          828,110        828,110 7.50% due 03/15/26 ..................          -         850,884         850,884
                 -        3,528,199      3,528,199 7.50% due 06/15/27 ..................          -       3,625,224       3,625,224
        67,479,707                -     67,479,707 7.500% due 12/15/2022
                                                   - 12/15/2023 ........................ 69,405,254               -      69,405,254
                 -        1,730,590      1,730,590 8.00% due 02/15/27 .................. 69,405,254                -     69,405,254
                 -        1,486,106      1,486,106 8.00% due 05/15/26 ..................          -        1,796,024      1,796,024
                 -          720,152        720,152 8.00% due 06/15/26 ..................          -        1,542,296      1,542,296
                 -          319,602        319,602 8.00% due 10/15/24 ..................          -          747,382        747,382
                 -          228,579        228,579 8.00% due 12/15/24 ..................          -          331,687        331,687
         1,380,873                -      1,380,873 8.000% due 04/15/2022 ...............          -          237,222        237,222
         1,525,813                -      1,525,813 8.500% due 05/15/2022 ...............  1,433,954                -      1,433,954
         6,868,536                -      6,868,536 9.000% due 10/15/2008                  1,610,210                -      1,610,210
                                                   - 06/15/2022 ........................  7,362,212                -      7,362,212
         6,237,702                -      6,237,702 9.500% due 04/15/2016
                                                   - 09/15/2020 ........................  6,754,265                -      6,754,265
            15,734                -         15,734 11.500% due 07/15/2015 ..............     17,705                -         17,705
                 -           28,985         28,985 12.50% due 06/15/14 .................          -           33,749         33,749
                 -           16,803         16,803 12.50% due 06/15/15 .................          -           19,566         19,566
                 -           24,185         24,185 12.50% due 12/15/10 .................          -           28,161         28,161
                 -           28,544         28,544 13.00% due 08/15/12 .................          -           33,380         33,380
            40,496                -         40,496 13.500% due 09/15/2014
                                                   - 12/15/2014 ........................     46,951                -         46,951
            17,580                -         17,580 14.000% due 06/15/2011 ..............     20,426                -         20,426
         6,000,000                -      6,000,000 30 Year TBA, 13.500% due               6,076,878                -      6,076,878
                                                   12/17/2020 ..........................
                                                    Total Government National Mortgage
                                                                                ----------------------------------------------------
                                                           Association (GNMA)           127,166,510       19,268,431    146,434,941

 Federal National Mortgage Association (FNMA)
            34,304                -         34,304 5.500% due 02/01/2009 ...............     33,146                -         33,146
         2,230,000                -      2,230,000 6.000% due 08/25/2007 ...............  2,224,392                -      2,224,392
                 -        2,000,000      2,000,000 6.50% due 03/01/28 ..................          -        1,976,240      1,976,240
                 -        3,000,000      3,000,000 6.50% due 05/01/13...................          -        3,010,290      3,010,290
                 -        6,000,000      6,000,000 6.75% due 07/18/19 ..................          -        6,067,680      6,067,680
                 -        4,789,189      4,789,189 7.00% due 03/01/27 ..................          -        4,855,041      4,855,041
         4,476,046                -      4,476,046 7.000% due 06/01/2010
                                                   -05/01/2012 .........................  4,562,769                -      4,562,769
                 -        5,000,000      5,000,000 7.50% due 02/01/28 (d) ..............          -        5,129,650      5,129,650
         1,950,000                -      1,950,000 7.500% due 08/25/2001 ...............  2,003,598                -      2,003,598
         4,499,374                -      4,499,374 8.000% due 05/01/2022
                                                   -01/01/2025 .........................  4,665,289                -      4,665,289
                 -        1,000,000      1,000,000 8.10% due 08/12/19 ..................          -        1,215,940      1,215,940
           707,927                -        707,927 8.500% due 02/01/2023
                                                   -09/01/2025 .........................    740,447                -        740,447
                 -        3,000,000      3,000,000 9.00% due 05/25/20...................          -        3,240,330      3,240,330
           437,908                -        437,908 9.000% due 06/01/2016
                                                   -06/01/2021 .........................    463,635                -        463,635
           825,342                -        825,342 ACES, 13.500% due 12/15/2014 ........    835,539                -        835,539
        12,445,920                -     12,445,920 STRIP, Zero Coupon due
                                                   10/01/2025 .......................... 10,056,602                -     10,056,602
                                                                                ----------------------------------------------------
                                                    Total Federal National Mortgage
                                                          Association (FNMA)             25,585,417       25,495,171     51,080,588

 Government National Mortgage Association II (GNMA II)
         1,036,681                -      1,036,681 9.500%  due 02/20/2017
                                                   -03/20/2021 .........................  1,113,461                -      1,113,461
                 -                -              -   Adjustable Rate Mortgage (ARM):              -                -              -
         8,596,869                -      8,596,869 7.000%  due 03/20/2022
                                                   -12/20/2022(b) ......................  8,829,878                -      8,829,878
         1,507,395                -      1,507,395 7.375%  due 05/20/2022(b) ...........  1,554,501                -      1,554,501
                                                                                ----------------------------------------------------
                                                    Government National Mortgage
                                                          Association II (GNMA II)       11,497,840                -     11,497,840

                                                    Total U.S. Government Agency
                                                          Mortgage-Backed Securities    324,257,442       53,412,189    377,669,631

                           Portfolio of Investments
                  Pro Forma Combined Portfolio of Investments

                  Principal Amount April 30, 1998 (Unaudited)

        WM            Griffin
   US Government   US Government     Pro Forma
  Securities Fund   Income Fund      Combined
   COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5%
              -             -              - REMIC, Pass-through certificates:
      4,000,000             -      4,000,000 Trust 89-18, Class-C,                                     -            -            -
              -             -              -     9.500% due 04/25/2004 .....................   4,245,664            -    4,245,664
      1,493,811             -      1,493,811 Trust 92-83, Class X,                                     -            -            -
              -             -              -     7.000% due 02/25/2022 .....................   1,493,391            -    1,493,391
      5,255,853             -      5,255,853 Trust 93-162, Class E,                                    -            -            -
              -             -              -     6.000% due 08/25/2023 .....................   5,113,388            -    5,113,388
      2,527,000             -      2,527,000 Federal Home Loan Mortgage Corp.,
                                             Series 1288, Class HA, 5.500% due 11/15/2020...   2,479,505            -    2,479,505
      8,500,000             -      8,500,000 Federal Home Loan Mortgage Corp.,
                                             6.850% due 07/25/2018 .........................   8,555,803            -    8,555,803
      4,900,000             -      4,900,000 Merrill Lynch Trust, 6.50% due 8/25/15 ........   4,908,036            -    4,908,036
        683,251             -        683,251 Mortgage Capital Trust, 9.25% due 6/1/17 ......     692,283            -      692,283
              -     2,947,362      2,947,362 Federal Home Loan Mortgage Corp.,
                                             6.35%, 03/15/25 ...............................           -    2,960,717    2,960,717
              -     4,200,000      4,200,000 Federal National Mortgage Association,
                                             6.25%, 06/25/19 ...............................           -    4,198,992    4,198,992
              -     1,439,787      1,439,787 Federal National Mortgage Association,
                                             6.20%, 06/25/19 ...............................           -    1,446,122    1,446,122
              -     4,183,207      4,183,207 Federal National Mortgage Association,
                                             6.35%, 04/25/27 (d) ...........................           -    4,227,654    4,227,654
              -     1,118,777      1,118,777 L. F. Rothschild Mortgage Trust, Series 3,
                                             Class Z, 9.95%, 09/01/17 ......................           -    1,242,369    1,242,369
                                                                                             -------------------------------------

                                              Total Collateralized Mortgage Obligations       27,488,070   14,075,854   41,563,924

 U.S. TREASURY OBLIGATIONS - 33.7%
 U.S. Treasury Notes
               -    2,400,000      2,400,000 5.75% due 11/15/00 ............................           -    2,407,752    2,407,752
       2,000,000            -      2,000,000 5.750% due 08/15/2003 .........................   2,006,252            -    2,006,252
               -    5,000,000      5,000,000 6.13% due 08/15/07 ............................           -    5,132,950    5,132,950
               -    4,000,000      4,000,000 6.13% due 12/31/01 ............................           -    4,061,720    4,061,720
               -    1,000,000     11,000,000 6.25% due 08/31/02 ............................           -   11,240,900   11,240,900
         350,000            -        350,000 6.250% due 02/15/2007 .........................     361,922            -      361,922
         400,000            -        400,000 6.250% due 06/30/2002..........................     408,375            -      408,375
      21,400,000            -     21,400,000 6.375% due 09/30/2001 .........................  21,868,144            -   21,868,144
       4,750,000            -      4,750,000 6.500% due 10/15/2006 .........................   4,981,567            -    4,981,567
               -    2,500,000      2,500,000 7.00% due 07/15/06 ............................           -    2,698,425    2,698,425
      30,000,000            -     30,000,000 7.000% due 07/15/2006 (a) .....................  32,400,027            -   32,400,027
                                                                                             -------------------------------------

                                             Total U.S. Treasury Notes                        62,026,287   25,541,747   87,568,034

 U.S. Treasury Bonds
               -   10,850,000     10,850,000 12.00% due 08/15/13 ...........................           -   15,908,815   15,908,815
       1,500,000            -      1,500,000 6.000% due 02/15/2026  ........................   1,496,719            -    1,496,719
       5,285,000            -      5,285,000 6.125% due 11/15/2027..........................   5,413,827            -    5,413,827
               -    5,000,000      5,000,000 6.25% due 08/15/23 ............................           -    5,141,150    5,141,150
      15,195,000            -     15,195,000 6.250% due 08/15/2023..........................  15,636,611            -   15,636,611
       1,888,000            -      1,888,000 6.625% due 02/15/2027..........................   2,045,531            -    2,045,531
      12,000,000            -     12,000,000 7.250% due 05/15/2016..........................  13,631,255            -   13,631,255
       3,250,000            -      3,250,000 7.250% due 08/15/2022..........................   3,746,642            -    3,746,642
       6,500,000            -      6,500,000 7.500% due 11/15/2016 (a)......................   7,562,346            -    7,562,346
               -    5,000,000      5,000,000 8.13% due 08/15/19 ............................           -    6,238,900    6,238,900
                                                                                             -------------------------------------

                                              Total U.S. Treasury Bonds                       49,532,931   27,288,865   76,821,796

                                              Total U.S. Treasury Obligations                111,559,218   52,830,612  164,389,830
 SHORT-TERM SECURITIES - 0.7%
               -    3,500,000      3,500,000 Federal Home Loan Mortgage Corporation,
                                             5.45% due 05/01/98.............................           -    3,500,000    3,500,000
 PURCHASE AGREEMENT - 0.5%
       2,498,000            -      2,498,000 Agreement with Goldman Sachs, 5.30% dated
                                               4/30/98, to be repurchased at
                                               $2,498,36 on 5/1/98, collateralized
                                               by $2,430,053 U.S. Treasury Note, 6.50%
                                               due 8/15/05 (Market Value $2,570,612)........   2,498,000            -    2,498,000


                                                   TOTAL INVESTMENTS (120.7%),
                                                     (COST $)                                465,802,730  123,818,655  589,621,385

                                                   OTHER ASSETS AND LIABILITIES,
                                                     NET ( -20.7%)                           (84,542,625) (16,518,975)(101,061,600)

                                                   TOTAL NET ASSETS (100.00%)                381,260,105  107,299,680  488,559,785

___________________________
(a) A portion or all of these securities are pledged as collateral for futures contracts and dollar roll transactions.

(b) Variable rate security. The interest rate shown reflects the rate currently in effect.

(c) Settlement is on a delayed delivery or when issued basis with final maturity to be announced (TBA) in the future.

(d)  Rate represents annualized yield to maturity at April 30, 1998.

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1998 (UNAUDITED)

                                                           GRIFFIN          WM
                                                          MUNICIPAL      TAX-EXEMPT      PRO FORMA         PRO FORMA
                                                          BOND FUND      BOND FUND      ADJUSTMENTS         COMBINED
               ASSETS:
 Investments at value                                    $16,050,011    $326,874,303                      $342,924,314

                                                         -------------------------------------------------------------
     Total Investments                                    16,050,011     326,874,303             -         342,924,314
 Cash/Cash Equivalents                                       113,191               -                           113,191
 Receivable for dollar roll fee income                                             -                                 -
 Dividends and/or interest receivable                        201,916       5,397,398                         5,599,314
 Receivable for Fund shares Sold                                              66,816                            66,816
 Receivable for investment securities sold                                         -                                 -
 Unamortized  organization costs                                                   -                                 -
 Receivable from investment advisor                                                -                                 -
 Prepaid expenses and other assets                            12,360          37,997                            50,357
                                                         -------------------------------------------------------------
           Total Assets                                   16,377,478     332,376,514             -         348,753,992
               LIABILITIES:
 Payable for dollar roll transactions                                              -                                 -
 Variation margin payable                                                          -                                 -
 Reverse repurchase agreements                                                     -                                 -
 Payable for Fund shares redeemed                                  -         815,566                           815,566
 Payable for investment securities purchased                 488,870             509                           489,379
 Investment advisory fee payable                                             138,740                           138,740
 Administration fee payable                                                        -                                 -
 Shareholder servicing and distribution fees payable                          29,231                            29,231
 Dividends payable                                            48,756         459,121                           507,877
 Accrued legal and audit fees                                                  2,128                             2,128
 Accrued transfer agent fees                                                       -                                 -
 Accrued Trustees' fees and expenses                                           2,101                             2,101
 Accrued registration and filing fees payable                                  5,502                             5,502
 Due to Custodian                                                             53,829                            53,829
 Net Unrealized Depreciation of Fwd For Curr Cts                                   -                                 -
 Accrued Expenses and other payables                          16,953         169,156                           186,109
                                                         -------------------------------------------------------------
           Total Liabilities                                 554,579       1,675,883             -           2,230,462

 TOTAL NET ASSETS                                        $15,822,899    $330,700,631   $         -        $346,523,530
                                                         =============================================================

               NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                             -          (1,632)                           (1,632)
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions              (106,519)        784,442                           677,923
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                          344,577      30,033,786                        30,378,363
 Paid-in capital                                         $ 1,584,841     299,884,035                       301,468,876

                                                         -------------------------------------------------------------
 TOTAL NET ASSETS                                          1,822,899     330,700,631             -         332,523,530
                                                         =============================================================
NET ASSETS:
  Class A Shares                                         $15,287,168    $316,112,406                      $331,399,574
                                                         =============================================================
  Class B Shares                                         $   535,731    $ 14,585,662                      $ 15,121,393
                                                         =============================================================
  Class S Shares                                                        $      1,409                      $      1,409
                                                         =============================================================
  Class I Shares                                                        $      1,154                      $      1,154
                                                         =============================================================
SHARES OUTSTANDING:
  Class A Shares                                           1,640,269      39,703,825    279,804.47  (a)     41,623,898
                                                         =============================================================
  Class B Shares                                              57,465       1,831,801      9,817.00  (a)      1,899,083
                                                         =============================================================
  Class S Shares                                                                 177             -                 177
                                                         =============================================================
  Class I Shares                                                                 145             -                 145
                                                         =============================================================
NET ASSET VALUE PER SHARE:
  Class A Shares                                         $      9.32    $       7.96                      $       7.96
                                                         =============================================================
  Class B Shares                                         $      9.32    $       7.96                      $       7.96
                                                         =============================================================
  Class S Shares                                                        $       7.96                      $       7.96
                                                         =============================================================
  Class I Shares                                                        $       7.96                      $       7.96
                                                         =============================================================


            See accompanying notes to pro forma financial statemets

-------------------------------------------------------------------------------
(a) Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of WM Group shares at April 30, 1998.

                           WM Tax-Exempt Bond Fund
                  Pro Forma Combined Statement of Operations
                          For the ______ Ended ______
                                  (unaudited)

                                                              GRIFFIN          WM
                                                             MUNICIPAL      TAX-EXEMPT      PRO FORMA           PRO FORMA
                                                             BOND FUND      BOND FUND      ADJUSTMENTS          COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                      -                                  -
                                                                                      -                                  -
 Interest Income                                              $ 204,396     $ 4,682,293                        $ 4,886,689
 Fee Income                                                                           -                                  -
                                                              ------------------------------------------------------------
      Total Investment Income                                   204,396       4,682,293              -           4,886,689
                                                              ------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                        21,111         398,621                            419,732
 Administration Fees                                              8,444               -         (8,444) (A)              -
 Custodian Fees                                                   5,985           8,427                             14,412
 Legal and Audit Fees                                             9,085           2,128                             11,213
 Trustees' Fees and Expenses                                      2,604           2,101                              4,705
 Amortization of Organization Costs                               5,578               -                              5,578
 Registration and Filing Fees                                       663           5,502                              6,165
 Other                                                            1,905             965                              2,870
                                                              ------------------------------------------------------------
          Subtotal                                               55,375         417,744         (8,444)            464,675
 Shareholder Servicing and Distribution Fees
       Class A Shares                                            10,168         191,079          5,965  (B)        207,212
       Class B Shares                                             1,548          34,623             87  (C)         36,258
       Class S Shares                                                                 2                                  2
Interest Expense                                                                      -                                  -
 Fees Waived and/or Expenses Absorbed by Investment                                                                      -
     Advisor                                                    (36,629)              -         36,629  (D)              -
                                                              ------------------------------------------------------------
           Subtotal                                              30,462         643,448         34,237             708,147
 Fees Reduced by Credits Allowed by the Custodian                                  (596)                              (596)
                                                              ------------------------------------------------------------
          Net Expenses                                           30,462         642,852         34,237             707,551
                                                              ------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                   173,934       4,039,441        (34,237)          4,179,138
                                                              ------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/                                                                                       -
       (LOSS) ON INVESTMENTS                                                                                             -
 Realized Gains/(Loss) from:                                                                                             -
    Security Transactions                                         3,983         784,442                            788,425
    Forward Foreign Currency Contracts and                                                                               -
         Foreign Currency Transactions                                                -                                  -
    Futures Contracts                                             2,577               -                              2,577
 Net Unrealized Appreciation/(Depreciation) of:                                                                          -
    Securities                                                 (196,851)     10,844,992                         10,648,141
     Forward Foreign Currency Contracts                                               -                                  -
     Foreign Currency, Written Options, Futures                                                                          -
           Contracts and Other Assets and                                             -                                  -
                Liabilities
                                                              ------------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investments        (190,291)     11,629,434              -          11,439,143
                                                              ------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS                                                                                   -
      RESULTING FROM OPERATIONS                               $ (16,357)    $15,668,875      $ (34,237)        $15,618,281
                                                              ============================================================

 (A) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

 (B) Addition of shareholder servicing fee at a monthly rate of $1.45 per shareholder account.

 (C) Addition of shareholder servicing fee at a monthly rate of $1.55 per shareholder account.

 (D) Fees waived and/or expense absorbed by investment advisor has been eliminated.

                            WM Tax-Exempt Bond Fund
                  Pro Forma Combined Statement of Operations
                           For the _____ Ended ____
                                  (unaudited)

                                                                   GRIFFIN           WM
                                                                  MUNICIPAL       TAX-EXEMPT       PRO FORMA     PRO FORMA
                                                                  BOND FUND        BOND FUND      ADJUSTMENTS     COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                           -                              -
                                                                                           -                              -
 Interest Income                                                $    439,683   $  11,310,385                   $ 11,750,068
 Fee Income                                                                                -                              -
                                                                -----------------------------------------------------------
      Total Investment Income                                        439,683   $  11,310,385             -     $ 11,750,068
                                                                -----------------------------------------------------------

 EXPENSES:                                                                                                                -
 Investment Advisory Fees                                            43,603          987,356                      1,030,959
 Administration Fees                                                 17,441                -     (17,441) (A)             -
 Custodian Fees                                                      14,921           18,650                         33,571
 Legal and Audit Fees                                                12,071           12,426                         24,497
 Trustees' Fees and Expenses                                          8,213            8,499                         16,712
 Amortization of Organization Costs                                  17,107                -                         17,107
 Registration and Filing Fees                                         1,666           18,037                         19,703
 Other                                                                5,201           60,994                         66,195
                                                                ----------------------------------------------------------
          Subtotal                                                  120,223        1,105,962     (17,441)         1,208,744
 Shareholder Servicing and Distribution Fees
       Class A Shares                                                20,793          487,713      17,896  (B)       526,402
       Class B Shares                                                 4,031           70,823         260  (C)        75,114
       Class S Shares                                                                      -                              -
Interest Expense                                                                           -                              -
 Fees Waived and/or Expenses Absorbed by Investment                                                                       -
     Advisor                                                        (89,645)               -      89,645  (D)             -
                                                                -----------------------------------------------------------
           Subtotal                                                  55,402        1,664,498      90,360          1,810,260
 Fees Reduced by Credits Allowed by the Custodian                                     (3,033)                        (3,033)
                                                                -----------------------------------------------------------
          Net Expenses                                               55,402        1,661,465      90,360          1,807,227
                                                                -----------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                       384,281        9,648,920     (90,360)         9,942,841
                                                                -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
       (LOSS) ON INVESTMENTS
 Realized Gains/(Loss) from:
         Security Transactions                                        8,768        2,286,826                      2,295,594
         Forward Foreign Currency Contracts and
              Foreign Currency Transactions
         Futures Contracts                                           15,098                -                         15,098
 Net Unrealized Appreciation/(Depreciation) of:
        Securities                                                  368,238        4,270,931                      4,639,169
         Forward Foreign Currency Contracts                                                -                              -
         Foreign Currency, Written Options, Futures
               Contracts and Other Assets and Liabilities                                  -                              -
                                                                -----------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investments             392,104        6,557,757           -          6,949,861
                                                                -----------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                 $   776,385     $ 16,206,677   $ (90,360)      $ 16,892,702
                                                                ===========================================================


(A) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(B) Addition of shareholder servicing fee at a monthly rate of $1.45 per shareholder account.

(C) Addition of shareholder servicing fee at a monthly rate of $1.55 per shareholder account.

(D) Fees waived and/or expense absorbed by investment advisor has been eliminated.

                  Municipal Bond Fund 3rd ProForma 2nd Period



                                   [To come]

                  Pro Forma Combined Portfolio of Investments
                          April 30, 1998 (Unaudited)

             Principal Amount                                                                            Market Value
--------------------------------------------                                            --------------------------------------------
    WM Group         Griffin                                                                 WM Group        Griffin
Tax-Exempt Bond   Municipal Bond   Pro Forma                                             Tax-Exempt Bond  Municipal Bond   Pro Forma
     Fund             Fund         Combined                                                   Fund            Fund         Combined
LONG-TERM STATE AND MUNICIPAL SECURITIES - 94.8%

ALABAMA
    4,000,000               -   4,000,000   Courtland, Industrial Development Board
                                            of Solid Waste, (Champion International
                                            Corporation Project), Disposal Revenue,
                                            AMT, 7.750% due 01/01/2020................      4,244,680               -    4,244,680
    1,000,000               -   1,000,000   Mobile, Industrial Development Board,
                                            Solid Waste Disposal Revenue,
                                             6.950% due 01/01/2020....................              -               -            -
                                                                                        --------------------------------------------
                                                                                            5,354,560               -            -
ALASKA

                                            Alaska Student Loan Revenue,
            -      500,000        500,000   5.25%, 07/01/07 ..........................              -         515,625      515,625
    1,235,000            -      1,235,000   Anchorage Alaska Electric Utility, (MBIA
                                            Insured)                                                -               -            -
                                             6.500% due 12/01/2013....................      1,439,701               -    1,439,701
                                                                                        --------------------------------------------
                                                                                            1,439,701         515,625    1,955,326
ARIZONA
                                            Arizona State University Revenue System,
            -      250,000        250,000   7.00%, Pre-refunded to 07/01/02...........              -         276,875      276,875
            -            -              -   Phoenix, Arizona, Series A, General                     -               -            -
            -      200,000        200,000   Obligation, 6.25%, 07/01/17 ..............              -         227,750      227,750
            -            -              -   Salt River Project Agricultural
                                            Improvement & Power District,                           -               -            -
    3,000,000            -      3,000,000    Series A,                                              -               -            -
            -            -              -    5.750% due 01/01/2009....................      3,263,040               -    3,263,040
    5,000,000            -      5,000,000    Series C,                                              -               -            -
            -            -              -    6.250% due 01/01/2019....................      5,344,100               -    5,344,100
      740,000            -        740,000   Tucson, Airport Authority Inc.,
                                            Supplemental Facilities Revenue, AMT,                   -               -            -
            -            -              -    8.700% due 09/01/2019....................        822,621               -      822,621
                                                                                        --------------------------------------------
                                                                                            9,429,761         504,625    9,934,386
CALIFORNIA
   15,000,000            -     15,000,000   Anaheim California Public Financing
                                            Authority Lease,
            -            -              -    Capital Appreciation Subordinated Public
                                             Improvements, Project-C, (FSA Insured)
            -            -              -    Zero coupon due 09/01/2034...............      2,102,850               -    2,102,850
            -            -              -   California State Department of Water                    -               -            -
            -      100,000        100,000   Resources, 5.00%, 12/01/22................              -          95,250       95,250
    5,000,000            -      5,000,000   California State General Obligation,
                                            (FGIC Insured),                                         -               -            -
            -            -              -     5.625% due 10/01/2023...................      5,120,550               -    5,120,550
            -            -              -   California State General Obligation,                    -               -            -
            -      500,000        500,000   5.00%, 10/01/18 ..........................              -         481,250       481,25
    1,250,000            -      1,250,000   California State Public Works Board Lease,              -               -            -
            -            -              -    Department of Corrections , State Prison,
                                             Series E,                                              -               -            -
            -            -              -    5.500%  due 06/01/2015...................      1,305,050               -    1,305,050
    2,000,000            -      2,000,000   Center Unified  School District
                                            California,                                             -               -            -
            -            -              -    Capital Appreciation-Series C, (MBIA
                                             Insured), GO,                                          -               -            -
            -            -              -    Zero coupon, due 09/01/2018..............        675,420               -      675,420
    2,000,000            -      2,000,000   Foothill/Eastern Corridor Agency,
                                            California Toll Road,                                   -               -            -
            -            -              -    Sr. Lien-Series A,                                     -               -            -
            -            -              -    5.000% due 01/01/2035....................      1,839,960               -    1,839,960
      550,000            -        550,000   Los Angeles, Regional Airport Improvement,
                                            Series A, AMT,                                          -               -            -
            -            -              -    6.700% due 01/01/2022....................        586,872               -      586,872
    3,000,000            -      3,000,000   Orange County Recovery Certificate of
                                            Participation, Series A, (MBIA Insured)                 -               -            -
            -            -              -    6.000% due 07/01/2026....................      3,204,570               -    3,204,570
    1,173,000            -      1,173,000   Sacramento, California Certificate of
                                            Participation,                                          -               -            -
            -            -              -    Centrex System Lease, Series A,                        -               -            -
            -            -              -    5.550% due 09/15/2004....................      1,178,478               -    1,178,478
    5,000,000            -      5,000,000   San Francisco, California City & County
                                            Airport Commission, International Airport,              -               -            -
            -            -              -    Second Series-Issue 12-B, (FGIC Insured),              -               -            -
            -            -              -    5.625% due 05/01/2021....................      5,107,950               -    5,107,950
    5,000,000            -      5,000,000   San Joaquin Hills, California
                                            Transportation Corridor, Agency Toll Road,              -               -            -
            -            -              -    5.000% due 01/01/2033....................      4,628,850               -    4,628,850
      800,000            -        800,000   Simi Valley, California Unified School
                                            District Certificate of Participation,                  -               -            -
                                             Refunding & Capital Improvement Projects,
                                             (AMBAC Insured),                                       -               -            -
                                              5.250% due 08/01/2022...                        804,312               -      804,312
                                                                                        --------------------------------------------
                                                                                           26,554,862         576,500   27,131,362
COLORADO
                                            Arapahoe County, Colorado Capital
                                            Improvement Trust Fund Highway
                                            Revenue,
            -      125,000        125,000   6.90%, Pre-refunded to 08/31/03 ..........              -         146,250      146,250
    2,225,000            -      2,225,000   Colorado Springs Utilities System Revenue,
                                             Prerefunded,                                           -               -            -
            -            -              -    6.750% due 11/15/2021....................      2,447,878               -    2,447,878
    2,775,000            -      2,775,000   Colorado Springs Utilities System,
                                            Series C, Unrefunded                                    -               -            -
            -            -              -    6.750% due 11/15/2021....................      3,010,376               -    3,010,376
            -            -              -   Denver City and County, Airport Revenue,
                                            AMT:                                                    -               -            -
            -            -              -    Series A:  Prerefunded,                                -               -            -
      530,000            -        530,000    8.875% due 11/15/2012....................        618,070               -      618,070
       95,000            -         95,000    8.500% due 11/15/2023....................        106,587               -      106,587
      165,000            -        165,000    8.000% due 11/15/2025....................        183,155               -      183,155
            -            -              -    Series A: Unrefunded,                                  -               -            -
    1,470,000            -      1,470,000    8.875% due 11/15/2012....................      1,682,591               -    1,682,591
    1,045,000            -      1,045,000    8.500% due 11/15/2023....................      1,154,976               -    1,154,976
    1,835,000            -      1,835,000    8.000% due 11/15/2025....................      2,004,095               -    2,004,095
    1,920,000            -      1,920,000    Series C,                                              -               -            -
            -            -              -    6.600% due 11/15/2004....................      2,080,838               -    2,080,838
    4,500,000            -      4,500,000   Meridian Metropolitan District, GO,                     -               -            -
                                             7.500% due 12/01/2011 ...................      4,890,240               -    4,890,240
                                                                                        --------------------------------------------
                                                                                           18,178,806         146,250   18,325,056

                                            Pro Forma Combined Portfolio of Investments
                   Principal Amount                  April 30, 1998 (Unaudited)                          Market Value
        --------------------------------------                                               ---------------------------------------
          WM Group     Griffin                                                                WM Group      Griffin
         Tax-Exempt   Municipal   Pro Forma                                                  Tax-Exempt    Municipal    Pro Forma
         Bond Fund    Bond Fund   Combined                                                   Bond Fund     Bond Fund    Combined
LONG-TERM STATE AND MUNICIPAL SECURITIES - 94.8%
Connecticut
            995,000         -        995,000  Mashantucket Western Pequot Tribe,
                                              Special Revenue, Series A, Prerefunded,
                  -         -              -     6.500% due 09/01/2005(b) ..................   1,112,490            -     1,112,490
          1,005,000         -      1,005,000  Mashantucket Western Pequot Tribe,
                                              Special Revenue, Series A, Unrefunded,                   -            -             -
                                                 6.500% due 09/01/2005(b)...................   1,106,254            -     1,106,254
                                                                                             -------------------------------------
                                                                                               2,218,744            -     2,218,744

DIST OF COLUMBIA
                  -         -              -  District of Columbia Water & Sewer Authority
                  -         -              -  Public Utility Revenue Bond,                             -      517,500       517,500
                  -   500,000        500,000  5.50%, 10/01/17 ..............................           -            -             -
                  -         -              -  District of Columbia, American Association               -            -             -
                  -         -              -  for the Advancement of Science, Revenue,                 -      164,813       164,813
                  -   150,000        150,000  6.00%, 01/01/09 ..............................           -            -             -
            990,000         -        990,000  District of Columbia, COP,                               -            -
                  -         -              -     6.875% due 01/01/2003......................   1,034,114            -     1,034,114
          1,500,000         -      1,500,000  Metropolitan District, Washington D.C., Airport
                                              Authority, General Airport                               -            -             -
                                              Revenue, Series A, AMT, (MBIA Insured),                  -            -             -
                                                 6.625% due 10/01/2019......................   1,629,600            -     1,629,600
                                                                                              -------------------------------------
                                                                                               2,663,714      682,313     3,346,027

FLORIDA

                                              Dade County, Florida Aviation Revenue,
                  -   200,000        200,000  5.50%, 10/01/07 ..............................           -      211,250       211,250
                  -         -              -  Dade County, Florida General Obligation,                 -            -             -
                  -   200,000        200,000  7.70%, 10/01/08 ..............................           -      249,750       249,750
         22,520,000         -     22,520,000  Dade County, Guaranteed Entitlement Revenue,
                                              Capital Appreciation,                                    -            -             -
                  -         -              -     Series A, (MBIA Insured),                             -            -             -
                  -         -              -     Zero coupon due 02/01/2018.................   7,381,606            -     7,381,606
            425,000         -        425,000  Dade County, Seaport Authority, Refunding,
                                              (MBIA Insured),                                          -            -             -
                  -         -              -     6.500% due 10/01/2008......................     487,624            -       487,624
                  -         -              -  Florida State Board of Education Capital                 -            -             -
                  -   150,000        150,000  Outlay Public Education, 5.75%, 06/01/15 .....           -      157,688       157,688
          5,000,000         -      5,000,000  Orlando Utilities Commission Water & Electric,           -            -             -
                                                 6.000% due 10/01/2010......................   5,591,050            -     5,591,050
                                                                                              -------------------------------------
                                                                                              13,460,280      618,688    14,078,968

GEORGIA
          1,000,000         -      1,000,000  Atlanta, Airport Facilities Revenue, AMT,
                  -         -              -     7.250% due 01/01/2017 .....................   1,079,800            -     1,079,800
          6,000,000         -      6,000,000  Georgia Municipal Electric Authority Power,
                                              Series Z, (MBIA Insured),                                -            -             -
                  -         -              -     5.500% due 01/01/2020......................   6,231,900            -     6,231,900
                  -         -              -  Georgia State General Obligation,                        -            -             -
                  -   150,000        150,000  7.20%, 03/01/08 ..............................           -      179,813       179,813
          5,000,000         -      5,000,000  Georgia State, Series B, GO,                             -            -             -
                  -         -              -     6.300% due 03/01/2009......................   5,711,700            -     5,711,700
                  -         -              -  Monroe, PCR, (Oglethorpe Power Company):                 -            -             -
          5,000,000         -      5,000,000     6.700% due 01/01/2009......................   5,724,800            -     5,724,800
          3,410,000         -      3,410,000     6.750% due 01/01/2010......................   3,934,080            -     3,934,080
                                                                                              -------------------------------------
                                                                                              22,682,280      179,813    22,862,093

HAWAII
          5,555,000         -      5,555,000  Hawaii State, Series BW, GO,
                  -         -              -     6.400% due 03/01/2009......................   6,281,150            -     6,281,150
          2,000,000         -      2,000,000  Honolulu, Hawaii City & County, Series A, GO,            -            -             -
                  -         -              -     6.000% due 01/01/2012......................   2,192,020            -     2,192,020
                  -         -              -  State of Hawaii, General Obligation,                     -            -             -
                  -   150,000        150,000  6.00%, 09/01/09 ..............................           -      165,188       165,188
                                                                                              -------------------------------------
                                                                                               8,473,170      165,188     8,638,358

IDAHO
          2,000,000         -      2,000,000  Idaho Health Facilities Authority Revenue,
                                              (Inverse Floater),
                  -         -              -     Escrowed to Maturity,
                  -         -              -     7.820% due 02/15/2021 (a)..................   2,384,540            -     2,384,540
                  -         -              -  Idaho Housing & Finance Association, Single              -            -             -
                  -   200,000        200,000  Family Mortgage, 5.20%, 07/01/27 .............           -      203,000       203,000
                                                                                              -------------------------------------
                                                                                               2,384,540      203,000     2,587,540

ILLINOIS
          3,665,000         -      3,665,000  Chicago Gas Supply (People Gas),
                  -         -              -     6.875% due 03/01/2015......................   3,994,740            -     3,994,740
                  -         -              -  Chicago, O'Hare Airport Supplemental
                                              Facilities, AMT:                                         -            -             -
            700,000         -        700,000     American Airlines, Special Series A,                  -            -             -
                  -         -              -     7.875% due 11/01/2025......................     761,936            -       761,936
          6,000,000         -      6,000,000     International Term, (MBIA Insured),                   -            -             -
                  -         -              -     6.750% due 01/01/2012 .....................   6,451,800            -     6,451,800
                  -         -              -     United Air Lines:                                     -            -             -
            615,000         -        615,000     8.400% due 05/01/2004 .....................     662,380            -       662,380
            775,000         -        775,000     8.950% due 05/01/2018 .....................     870,255            -       870,255
            150,000         -        150,000     Special Series B,                                     -            -             -
                  -         -              -     8.500% due 05/01/2018......................     162,996            -       162,996
          4,000,000         -      4,000,000  Chicago Wastewater Transmission Revenue,
                                              Prerefunded,                                             -            -             -
                  -         -              -     6.750% due 11/15/2020......................   4,326,760            -     4,326,760
                            -     #VALUE!     Cook County, Community High School, Number 217,
                                              (AMBAC Insured):                                         -            -             -
          1,090,000         -      1,090,000     6.400% due 12/01/2003.....................    1,161,918            -     1,161,918
          1,130,000         -      1,130,000     6.500% due 12/01/2004.....................    1,208,264            -     1,208,264
          1,370,000         -      1,370,000     6.600% due 12/01/2005.....................    1,469,394            -     1,469,394
                  -         -              -  Cook County, School District, Number 026,
                                              (MBIA Insured):                                          -            -             -
          1,445,000         -      1,445,000     Zero coupon due 12/01/2003.................   1,118,372            -     1,118,372
          1,020,000         -      1,020,000     Zero coupon due 12/01/2004.................     751,628            -       751,628
                  -         -              -  Du Page County, Illinois General Obligation              -            -             -
                  -         -              -  Revenue Bond, Stormwater Project,                        -            -             -
                  -   250,000        250,000  5.60%, 01/01/21 ..............................           -      266,563       266,563
                  -         -              -  Illinois Educational Facilities Authority                -            -             -
                  -         -              -  Revenue, Northwestern University,                        -            -             -
                  -   450,000        450,000  5.10%, 11/01/32 ..............................           -      457,875       457,875
                  -         -              -  Illinois Health Facilities Authority Revenue:            -            -             -
                  -         -              -     Glenoak Medical Center, Series D,
                                                 Pre-refunded,                                         -            -             -
            210,000         -        210,000     9.500% due 11/15/2015 .....................     240,603            -       240,603
            260,000         -        260,000     Glenoak Medical Center, Series D,
                                                 Escrowed to Maturity,                                 -            -             -
                  -         -              -     9.500% due 11/15/2015 .....................     302,338            -       302,338
          4,570,000         -      4,570,000     Hindsdale Hospital, Series B,
                                                 Escrowed to Maturity,                                 -            -             -
                  -         -              -     9.000% due 11/15/2015......................   5,208,658            -     5,208,658
            300,000         -        300,000     Riverside Senior Living Center Project,
                                                 Prerefunded,                                          -            -             -
                  -         -              -     7.500% due 11/01/2020......................     328,734            -       328,734
          3,000,000         -      3,000,000     Rush Presbyterian - St. Luke's Medical,
                                                 Residual Interest Bond, (MBIA Insured),               -            -             -
                  -         -              -     9.615% due  10/01/2024 (a).................   3,517,500            -     3,517,500
          1,230,000         -      1,230,000     Servantcor, Series A, Prerefunded,                    -            -             -
                  -         -              -     8.000% due 08/15/2021......................   1,386,112            -     1,386,112
          5,000,000         -      5,000,000     Sister Services Hospital, Residual Interest
                                                 Bond, (MBIA Insured),                                 -            -             -
                  -         -              -     9.267% due 06/19/2015 (a)..................   5,912,500            -     5,912,500
            365,000         -        365,000  Illinois Housing Development Authority,
                                              Series A, AMT,                                           -            -             -
                  -         -              -     7.350% due 08/01/2010 .....................     384,122            -       384,122
          5,000,000         -      5,000,000  Illinois State Sales Tax Revenue, Series N,
                                              Prerefunded,                                             -            -             -
                  -         -              -     7.000% due 06/15/2020......................   5,487,150            -     5,487,150
                  -         -              -  Metropolitan Pier and Exposition Authority
                                              Dedicated State Tax, (FGIC Insured),                     -            -             -
          4,000,000         -      4,000,000     Zero coupon due 06/15/2008.................   2,440,480            -     2,440,480
          6,000,000         -      6,000,000     Zero coupon due 06/15/2009.................   3,459,960            -     3,459,960
                  -         -              -  Metropolitan Pier & Exposition Authority                 -            -             -
                  -         -              -  Dedicated State Tax Revenue,                             -            -             -
                  -   400,000        400,000  4.30%, 06/15/01 (c) ..........................           -      348,500       348,500
                                                                                              -------------------------------------
                                                                                              51,608,600    1,072,938    52,681,538

Portfolio of Investments

                                            Pro Forma Combined Portfolio of Investments
             Principal Amount                        April 30, 1998 (Unaudited)                       Market Value
-----------------------------------------                                               --------------------------------------------
    WM Group        Griffin                                                                 WM Group        Griffin
Tax-Exempt Bond  Municipal Bond  Pro Forma                                               Tax-Exempt Bond  Municipal Bond  Pro Forma
    Fund             Fund        Combined                                                     Fund            Fund        Combined
Indiana
    6,000,000           -       6,000,000   Indiana Municipal Power Agency,
                                            Series A, (MBIA Insured)
         -              -            -        6.125% due 01/01/2013                         6,721,920          -         6,721,920
    2,000,000           -       2,000,000   Indianapolis, Public Improvement Board,
                                            Series D, (LOC INB National Bank),                   -             -              -
         -              -            -        6.500% due 02/01/2022                         2,003,520          -         2,003,520
         -              -            -      Wa-Nee Elementary/High School Building               -             -              -
         -              -            -      Corporation, Revenue, 6.50%,                         -             -              -
         -           100,000      100,000   pre-refunded to 01/15/04                             -          111,250        111,250
                                                                                           ---------------------------------------
                                                                                            8,725,440       111,250      8,836,690

Kentucky
    3,000,000           -       3,000,000   Jefferson County, Hospital Revenue,
                                            Residual Interest Bond,
                                              (MBIA Insured),
                                             8.607% due 10/01/2008 (a)                      3,506,250          -         3,506,250

Louisiana
    1,500,000           -       1,500,000   Louisiana Public Facility Authority
                                            Revenue, Series B, ETM,
                                              Zero coupon due 12/01/2019                      473,370           -          473,370

Maryland
    5,000,000           -       5,000,000   Mayor & City Council of Baltimore Port
                                            Facility (DuPont),
         -              -            -        6.500% due 10/01/2011                         5,439,750           -        5,439,750
      930,000           -         930,000   State of Maryland, Community Development
                                            Administration,
                                              Department of Housing Revenue, Single
                                              Family Project, AMT,
                                              7.450% due 04/01/2032                           979,671           -          979,671
                                                                                           ---------------------------------------
                                                                                            6,419,421           -        6,419,421

Massachusetts
      750,000           -         750,000   Commonwealth of Massachusetts, GO,
                                            Consolidated Loan, Series A, Prerefunded,
                                              7.625% due 06/01/2008                           836,130           -          836,130
                                            Commonwealth of Massachusetts, Health
                                            and Educational                                      -              -             -
                                              Facilities Authority Revenue:                      -              -             -
      500,000           -         500,000     Framingham Union Hospital, Series B,               -              -             -
         -              -            -        8.500% due 07/01/2010                           553,725           -          553,725
    2,000,000           -       2,000,000     Saint Memorial Medical Center, Series A,           -              -             -
         -              -            -        6.000% due 10/01/2023...................      2,002,240           -        2,002,240
      250,000           -         250,000   Commonwealth of Massachusetts, GO,
                                            Pre-refunded,                                        -              -             -
         -              -            -        7.500% due 12/01/2007 ..................        275,210           -          275,210
         -              -            -      Massachusetts Bay Transportation Authority           -              -             -
         -              -            -      General Transportation System,                       -              -             -
         -           200,000      200,000   5.60%, 03/01/08 .........................            -           213,750       213,750
         -              -            -      Massachusetts State General Obligation,              -              -             -
         -           500,000      500,000   5.00%, 06/01/10 .........................            -           507,500       507,500
         -              -            -      Massachusetts State Water Resources Authori          -              -             -
         -           100,000      100,000   6.00%, 08/01/14 .........................            -           109,500       109,500
    1,000,000           -       1,000,000   Plymouth County, COP, Series A,                      -              -             -
                                              7.000% due 04/01/2022 ...................     1,115,140           -        1,115,140
                                                                                          ----------------------------------------
                                                                                            4,782,445        830,750     5,613.195

Michigan
                                            Michigan Municipal Bond Authority Revenue,
         -           200,000      200,000   6.00%, 10/01/07 ...........................          -           222,500       222,500
         -              -            -      Michigan State Hospital Financing Authority          -              -             -
         -            75,000       75,000   Metropolitan Hospital, 5.88%, 07/01/14 ....          -            77,906        77,906
    1,500,000           -       1,500,000   Michigan State Hospital Finance Authority
                                            Revenue,                                             -              -             -
                                             Detroit Medical, Series A, Prerefunded,             -              -             -
                                             7.500% due 08/15/2011.....................     1,673,040           -        1,673,040
                                            Michigan State Underground Storage Tank              -              -             -
                                            Financial Assurance Authority Revenue,               -              -             -
         -           300,000      300,000   6.00%, 05/01/05 ...........................          -           325,875       325,875
                                                                                           ----------------------------------------
                                                                                            1,673,040        626,281     2,299,321

Minnesota
                                            Minnesota Public Facilities Authority Water
         -           200,000      200,000   Pollution Control Revenue, 6.00%, 03/01/07           -           222,250       222,250
                                            University of Minnesota, Series A, Revenue           -              -             -
         -           200,000      200,000   Bond, 4.75%, 07/01/03 .....................          -           203,750       203,750
                                                                                           ---------------------------------------
                                                                                                 -           426,000       426,000

Mississippi
                                            Lowndes County, Solid Waste Disposal, PCR,
                                            Residual Interest Bond,
                                             (Weyerhauser Company),
    4,000,000           -       4,000,000    6.800% due 04/01/2022....................      4,796,840           -        4,796,840
    5,000,000           -       5,000,000    8.200% due 04/01/2022....................      5,888,550           -        5,888,550
      200,000           -         200,000   Warren County, Solid Waste Disposal Revenue,         -              -             -
                                             (International Paper Project), Series A,
                                              AMT,                                               -              -             -
                                             7.700% due 11/15/2009 .......................    212,102           -          212,102
                                                                                           ---------------------------------------
                                                                                           10,897,492           -       10,897,492
Missouri
    1,000,000           -       1,000,000   Missouri State, Health and Educational
                                            Facilities Authority Revenue,
         -              -            -        Bethesda Eye Institute, Prerefunded,
         -              -            -        6.800% due 11/01/2016.....................    1,098,100           -        1,098,100
    3,000,000           -       3,000,000   St. Louis, Parking Facilities Revenue,               -              -             -
                                            Prerefunded,
                                              6.625% due 12/15/2021.....................    3,311,250           -        3,311,250
                                                                                           ---------------------------------------
                                                                                            4,490,350           -        4,409,350

Portfolio of Investments

                                            Pro Forma Combined Portfolio of Investments
             Principal Amount                        April 30, 1998 (Unaudited)                       Market Value
-------------------------------------------                                             --------------------------------------------
    WM Group        Griffin                                                                 WM Group        Griffin
Tax-Exempt Bond  Municipal Bond   Pro Forma                                              Tax-Exempt Bond  Municipal Bond   Pro Forma
     Fund            Fund         Combined                                                    Fund            Fund         Combined
MONTANA
    1,000,000            -      1,000,000   Forsyth, PCR, Series B, AMT, Puget Sound
                                              Power & Light, (AMBAC Insured),
                                              7.250% due 08/01/2021......................   1,090,640          -         1,090,640

NEBRASKA
                                            Douglas County, Hospital Authority Revenue,
                                              Alegent Health, Immanuel Medical Center:
    1,000,000            -      1,000,000     5.250% due 09/01/2021......................     982,760          -           982,760
      600,000            -        600,000   Nebraska Investment Finance Authority,
                                              Single Family Housing Revenue,                     -             -              -
                                              Residual Interest Bond, AMT, (GNMA Insured),       -             -              -
                                              9.159% due 09/15/2024 (a)..................     670,500          -           670,500
                                            Omaha Public Power District Electric,                -             -              -
    7,000,000            -      7,000,000     Series B, Escrowed to Maturity,                    -             -              -
                                              6.150% due 02/01/2012......................   7,823,970          -         7,823,970
                                              Series C,                                          -             -              -
                                              5.500% due 02/01/2014......................   2,107,960          -         2,107,960
                                                                                          -----------------------------------------
                                                                                           11,585,190          -        11,585,190

NEVADA
    4,000,000            -      4,000,000   Clark County, IDR, Series A, Nevada Power
                                              Company, AMT, (FGIC Insured),
                                              6.700% due 06/01/2022......................   4,324,480          -         4,324,480
                                            Nevada State General Obligation,                     -             -              -
        -             100,000     100,000   5.80%, 07/15/08..............................        -          106,625        106,625
                                                                                          -----------------------------------------
                                                                                            4,324,480       106,625      4,431,105

NEW JERSEY
                                            New Jersey State General Obligation,
        -             350,000     350,000   6.00%, 02/15/11..............................        -          387,625        387,625

NEW MEXICO
    1,000,000            -      1,000,000   Bernaillo County New Mexico, Gross Receipts
                                              of Tax Revenue,
                                              5.250% due 04/01/2027......................   1,013,400          -         1,013,400
    1,500,000            -      1,500,000   Lordsburg Pollution Control (Phelps Dodge),          -             -              -
                                              6.500% due 04/01/2013......................   1,639,365          -         1,639,365
    1,500,000            -      1,500,000   Santa Fe County, New Mexico Correctional
                                              System, (FSA Insured),                             -             -              -
                                              6.000% due 02/01/2027......................   1,682,730          -         1,682,730
                                                                                          -----------------------------------------
                                                                                            4,335,495          -         4,335,495

NEW YORK
    1,265,000            -      1,265,000   Metropolitan Transportation Authority,
                                            Service Contract Transportation Facilities,
                                              Series 7,
                                              4.750% due 07/01/2019......................   1,145,635          -         1,145,635
                                            New York, GO, Unrefunded:                            -             -              -
                                              Series B, (FSA Insured),                           -             -              -
    1,000,000            -      1,000,000     7.000% due 06/01/2014......................   1,083,410          -         1,083,410
      160,000            -        160,000     8.250% due 11/15/2018......................     180,197          -           180,197
    1,000,000            -      1,000,000   New York, NY, Series B, (FGIC Insured)               -             -              -
                                              6.000% due 08/01/2007......................   1,091,850          -         1,091,850
                                            New York State Medical Care Facilities
                                            Finance Agency Revenue,                              -             -              -
      170,000            -        170,000     Prerefunded,                                       -             -              -
                                              7.750% due 08/15/2011......................     188,705          -           188,705
      105,000            -        105,000     Refunded,                                          -             -              -
                                              7.750% due 08/15/2011......................     115,266          -           115,266
    2,000,000            -      2,000,000   New York State Housing Finance Agency
                                            Revenue, Multi-family Housing,                       -             -              -
                                              Second Mortgage, Series F, AMT,                    -             -              -
                                              6.625% due 08/15/2012......................   2,122,540          -         2,122,540
                                            New York State Environmental Facilities              -             -              -
                                            Corporation Pollution Control Revenue,               -             -              -
         -            200,000     200,000   5.50%, 06/15/09..............................        -          211,750        211,750
                                            New York State Environmental Facilities,             -             -              -
                                            State Clean Water & Drinking, Revolving              -             -              -
         -            500,000     500,000   Funds, Series C, 500%, 06/15/19..............        -          480,625        480,625
                                            New York, New York General Obligation,               -             -              -
         -            200,000     200,000   6.00%, 02/01/04..............................        -          212,250        212,250
                                            New York City TFA Future,                            -             -              -
         -            500,000     500,000   5.00%, 05/01/ 18.............................        -          479,375        479,375
                                                                                          -----------------------------------------
                                                                                            5,927,603     1,384,000      7,311,603

NORTH CAROLINA
    5,000,000            -      5,000,000   North Carolina Eastern Municipal Power
                                            Agency, Power Systems Revenue,
                                              Series A,
                                              5.700% due 01/01/2013......................   5,701,200          -         5,701,200

NORTH DAKOTA
    4,370,000            -      4,370,000   Mercer County Pollution Control
                                            (Otter Trail Power),
                                              6.900% due 02/01/2019......................   4,676,774          -         4,676,774

OHIO
                                            Cleveland, Ohio General Obligation,                  -             -              -
         -            350,000     350,000   5.38%, 09/01/09..............................        -          370,563        370,563
                                            Franklin County, Ohio Hospital Revenue, Holy         -             -              -
                                            Cross Health Systems Corporation,                    -             -              -
         -            300,000     300,000   5.50%, 06/01/01..............................        -          310,500        310,500
    1,240,000            -      1,240,000   Lorain County, Hospital Revenue, Series B,
                                            Humility of Mary Health Care,                        -             -              -
                                              Escrowed to Maturity,                              -             -              -
                                              7.200% due 12/15/2011......................   1,381,596          -         1,381,596
                                            Ohio State Water Department Authority Revenue        -             -              -
                                            Fresh Water Series, Revenue,                         -             -              -
         -            200,000     200,000   5.70%, 06/01/09..............................        -          213,250        213,250
                                            University of Cincinnati, General Receipts,          -             -              -
         -            500,000     500,000   Series AA, 5.00%, 06/01/18...................        -          480,625        480,625
                                                                                          -----------------------------------------
                                                                                            1,381,596     1,374,938      2,756,534

                                            PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS

              PRINCIPAL AMOUNT                       APRIL 30, 1998 (UNAUDITED)                         MARKET VALUE
  ------------------------------------------                                           --------------------------------------------
WM TAX-EXEMPT  GRIFFIN MUNICIPAL  PRO FORMA                                              WM TAX-EXEMPT  GRIFFIN MUNICIPAL  PRO FORMA
   BOND FUND      BOND FUND        COMBINED                                                  BOND FUND       BOND FUND      COMBINED

SHORT-TERM STATE AND MUNICIPAL SECURITIES - 0.6%
FLORIDA
                                          Citrus Park Community Development District
                                          Florida, Capital Improvements,
             -      400,000      400,000  3.35%, 11/01/16...............................             -      400,000        400,000

KANSAS
                                          Kansas City, Kansas Industrial Revenue,
             -      100,000      100,000  5.00%, 08/01/15...............................             -      100,000        100,000

LOUISIANA
                                          Louisiana Loops VRUM UG
             -      100,000      100,000  5.00%, 09/01/08...............................             -      100,000        100,000

MICHIGAN
                                          Michigan State Hospital Financing Authority,
             -      400,000      400,000  Kent Hospital, 5.00%, 01/15/20................             -      400,000        400,000

NEW MEXICO
                                          Albuquerque, New Mexico lodgers tax,
             -      100,000      100,000  3.00%, 07/01/22...............................             -      100,000        100,000

OHIO
                                          Ohio State Water Development Authority,
             -      200,000      200,000  5.00%, 07/01/32...............................             -      200,000        200,000

TEXAS
                                          Guadalupe Blanco River Authority Texas
                                          Pollution Control Revenue, Central Power &
             -      300,000      300,000  Light Project, 5.00%, 11/01/15................             -      300,000        300,000

WYOMING
                                          Kemerer County, Wyoming Pollution Control
             -      100,000      100,000  Revenue, 5.00%, 11/01/14 .....................             -      100,000        100,000
                                          Kemerer County, Wyoming Pollution Control
             -      200,000      200,000  Revenue, 5.00%, 11/01/14 .....................             -      200,000        200,000

                                          Total Short-Term State and Municipal Securities            -    1,900,000      1,900,000

 INVESTMENT COMPANIES - 1.8%
                                          Seven Seas Tax Free Money Market Fund,
             -       98,876       98,876  3.39%, 05/01/98 ..............................             -       98,876         98,876
     6,363,404            -    6,363,404  Nuveen Tax Exempt Money Market Fund
                                          (Cost $6,363,404).............................     6,363,404            -      6,363,404
                                                                                            ---------------------------------------
                                                                                             6,363,404       98,876      6,462,280


                                          TOTAL INVESTMENTS - 97.2%  (COST $312,545,951)   326,874,303   16,050,011    342,924,314

                                          OTHER ASSETS AND LIABILITIES, NET - 2.8%          10,189,732     (227,112)     9,962,620

                                          TOTAL NET ASSETS - 100.0%                        330,700,631   15,822,899    352,886,934

--------------------------------------------------------------------------------
(a) Floating rate note. The interest rate shown reflects the rate currently in effect.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1993, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Rate on this zero coupon bonds represents annualized yield to maturity at April 30, 1998.

WM GROUP TAX-EXEMPT BOND FUND & GRIFFIN MUNICIPAL BOND FUND

Notes to Pro Forma Financial Statements (unaudited)

1.   Basis of Combination

     The pro forma combined financial statements reflect the combined financial position of the WM Group Tax-Exempt Bond Fund and the Griffin Municipal Bond Fund at April 30, 1998 and the pro forma combined results of operations for the year ended December 30, 1997 and the four month period ended April 30, 1998 as though the reorganization had occurred on January 1, 1997.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Municipal Bond Fund in exchange for shares of WM Group Tax-Exempt Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at amortized cost which approximates fair value. Historical cost amounts represent the combined cost basis of the securities.

3.   Pro Forma Statements of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the asset value of the WM Group shares at April 30, 1998.

4.   Pro Forma Statements of Operations

        WM California Municipal Fund & Griffin California Tax-Free Fund
          Pro Forma Combined Statement of Assets and Liabilities at
                           June 30, 1998 (unaudited)

                                                            GRIFFIN            WM
                                                          CALIFORNIA       CALIFORNIA         PRO FORMA            PRO FORMA
                                                         TAX-FREE FUND   MUNICIPAL FUND      ADJUSTMENTS           COMBINED
               ASSETS:
 Investments at value                                   $   46,256,980   $     331,858,243                      $  378,115,223
                                                        ----------------------------------------------------------------------
     Total Investments                                      46,256,980         331,858,243              -          378,115,223
 Cash/Cash Equivalents                                         308,408                   -                             308,408
 Receivable for dollar roll fee income                                                   -                                   -
 Dividends and/or interest receivable                          725,260           5,043,338                           5,768,598
 Receivable for Fund shares Sold                                     -             773,513                             773,513
 Receivable for investment securities sold                           -           9,172,268                           9,172,268
 Unamortized  organization costs                                     -                   -                                   -
 Receivable from investment advisor                                  -                   -                                   -
 Prepaid expenses and other assets                               8,203               2,984                              11,187
                                                        ----------------------------------------------------------------------
           Total Assets                                     47,298,851         346,850,346              -          394,149,197
                                                        ======================================================================
               LIABILITIES:
 Payable for dollar roll transactions                                                    -                                   -
 Variation margin payable                                                                -                                   -
 Reverse repurchase agreements                                                           -                                   -
 Payable for Fund shares redeemed                                    -             182,853                             182,853
 Payable for investment securities purchase                  1,511,595          19,646,770                          21,158,365
 Investment advisory fee payable                                                   178,669                             178,669
 Administration fee payable                                                              -                                   -
 Shareholder servicing and distribution fees payable                                86,945                              86,945
 Dividends payable                                             148,984             492,746                             641,730
 Accrued legal and audit fees                                                            -                                   -
 Accrued transfer agent fees                                                             -                                   -
 Accrued Trustees' fees and expenses                                                     -                                   -
 Accrued registration and filing fees payable                                            -                                   -
 Due to Custodian                                                                1,262,975                           1,262,975
 Net unrealized depreciation of fwd for cur cts                                          -                                   -
 Accrued Expenses and other payables                            42,914             125,434                             168,348
                                                        ----------------------------------------------------------------------
           Total Liabilities                                 1,703,493          21,976,392                          23,679,885
                                                        ----------------------------------------------------------------------
                                                        ----------------------------------------------------------------------
 TOTAL NET ASSETS                                       $   45,595,358   $     324,873,954   $          -       $  370,469,312
                                                        ======================================================================

               NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                               -              (6,864)                             (6,864)
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions                (132,408)            581,668                             449,260
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                          1,637,081          24,496,679                          26,133,760
 Paid-in capital                                            44,090,358         299,802,471                         343,893,156
                                                        ----------------------------------------------------------------------
      TOTAL NET ASSETS                                  $   45,595,358   $     324,873,954   $          -       $  370,469,312
                                                        ======================================================================
NET ASSETS:
  Class A Shares                                        $   38,503,430   $     290,328,335                      $  328,831,765
                                                        ======================================================================
  Class B Shares                                        $    7,091,928   $      34,536,784                      $   41,628,712
                                                        ======================================================================
  Class S Shares                                                         $           7,645                      $        7,645
                                                        ======================================================================
  Class I Shares                                                         $           1,190                      $        1,190
                                                        ======================================================================
SHARES OUTSTANDING:
  Class A Shares                                             4,593,384          25,624,319     (1,195,079) (a)      29,022,624
                                                        ======================================================================
  Class B Shares                                               845,712           3,048,310    (219,759.25) (a)       3,674,263
                                                        ======================================================================
  Class S Shares                                                                       675                                 675
                                                        ======================================================================
  Class I Shares                                                                       105                                 105
                                                        ======================================================================
NET ASSET VALUE PER SHARE:
  Class A Shares                                        $         8.38   $           11.33                      $        11.33
                                                        ======================================================================
  Class B Shares                                        $         8.39   $           11.33                      $        11.33
                                                        ======================================================================
  Class S Shares                                                         $           11.33                      $        11.33
                                                        ======================================================================
  Class I Shares                                                         $           11.33                      $        11.33
                                                        ======================================================================

           See  accompanying notes to pro forma financial statements

--------------------------------------------------------------------------------
(a) Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group based upon the net asset value of WM Group shares at June 30, 1998.

                       WM Group California Municipal Fund
                   Pro Forma Combined Statement of Operations
                        For the Year Ended June 30, 1998
                                   (unaudited)


                                                       GRIFFIN            WM GROUP
                                                      CALIFORNIA         CALIFORNIA            PRO FORMA           PRO FORMA
                                                     TAX-FREE FUND      MUNICIPAL FUND        ADJUSTMENTS           COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                    -                                       -
 Foreign withholding tax on dividend income                                         -                                       -
 Interest Income                                       1,735,944           20,795,207                              22,531,151
 Fee Income                                                                         -                                       -
                                                    ---------------------------------------------------------------------------
           Total Investment Income                     1,735,944           20,795,207                  -           22,531,151
                                                    ---------------------------------------------------------------------------

 EXPENSES:
 Investment Advisory fee                                 173,723            2,010,319            416,614  (A)       2,600,656
 Administration fee                                       69,489              860,498           (929,987) (B)               -
 Custodian fee                                            15,635               17,049                                  32,684
 Legal and Audit fees                                     24,073               37,650                                  61,723
 Trustees' fees and expenses                               8,198               25,532                                  33,730
 Amortization of organization costs                       17,108                    -                                  17,108
 Registration and filing fees                              5,143               15,775                                  20,918
 Transfer agent fees                                           -               34,691            108,554  (C)         143,245
 Other                                                     3,929              180,228                                 184,157
                                                    ---------------------------------------------------------------------------
           Subtotal                                      317,298            3,147,051           (513,373)           2,950,976
Shareholder servicing and distribution fees                                                                                 -
      Class A Shares                                      73,250              771,965                                 845,215
      Class B Shares                                      54,446              279,831                                 334,277
      Class S Shares                                                               75                                      75
 Interest expense                                                                   -
 Fees waived and/or expenses absorbed by
      investment advisor                                (177,998)            (656,426)          (317,295) (D)      (1,151,719)
                                                    ---------------------------------------------------------------------------
           Subtotal                                      266,996            3,577,187           (722,114)           3,122,069
 Fees reduced by credits allowed by the custodian                             (13,157)                                (13,157)
                                                    ---------------------------------------------------------------------------
           Net expenses                                  266,996            3,564,030           (722,114)           3,108,912
                                                    ---------------------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                          1,468,948           17,231,177            722,114           19,422,239
 NET REALIZED AND UNREALIZED GAIN/
      (LOSS) ON INVESTMENTS
 Realized gain from security transactions
      Security transactions                              243,856            7,849,255                               8,093,111
      Forward foreign currency contracts and
           foreign currency transactions                                            -                                       -
      Futures contracts                                   51,511              994,551                               1,046,062
 Net unrealized appreciation/(depreciation) of:
      Securities                                         792,224            3,864,365                               4,656,589
      Forward foreign currency contracts                                            -                                       -
      Foreign currency, written options, futures
           contracts and other assets and
           liabilities                                                              -                                       -
                                                    ---------------------------------------------------------------------------
 Net realized/unrealized gains/(losses) on invsts      1,087,591           12,708,171                  -           13,795,762
                                                    ---------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS                                                                                      -
      RESULTING FROM OPERATIONS                        2,556,539           29,939,348            722,114           33,218,001
                                                    ===========================================================================

(A) Increase in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .70% of average daily net assets up to $500,000,000 and .55% of average daily net assets over that amount.

(B) Elimination of the administration fees, now incorporated in the management fee structure.

(C) Addition of transfer agent fee at a monthly rate of $1.45 per Class A shareholder account and $1.55 per Class B shareholder account.

(D) Fees waived and/or expense absorbed by investment advisor adjusted to .31% of average daily net assets.

                                                      WM CALIFORNIA MUNICIPAL FUND
               PRINCIPAL AMOUNT                PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS                   VALUE
--------------------------------------------                                               --------------------------------------
        WM           GRIFFIN                              JUNE 30, 1998 (UNAUDITED)              WM          GRIFFIN
    CALIFORNIA     CALIFORNIA     PRO FORMA                                                  CALIFORNIA    CALIFORNIA   PRO FORMA
  MUNICIPAL FUND  TAX-FREE FUND    COMBINED                                                MUNICIPAL FUND TAX-FREE FUND  COMBINED

LONG-TERM MUNICIPAL BONDS AND NOTES - 100.6%
CALIFORNIA - 99.7%
  $ 5,360,000           -   $ 5,360,000  Alhambra, Improvement Board Act of 1915,
            -           -             -   Assessment District No. 1, Public Works,
                                          (MBIA Insured),
            -           -             -   6.125% due 09/02/2018.........................    $ 5,755,300             -    $ 5,755,300
    3,000,000           -     2,000,000  Anaheim, Public Financing Authority Revenue,
                                          Residual Interest
            -           -             -   Bond, (MBIA Insured),
            -           -             -   8.930% due 12/28/2018 (a).....................      2,565,000             -      2,565,000
    1,000,000           -     1,000,000  Arcadia, Hospital Revenue Authority, (Methodist
                                          Hospital),
            -           -             -   6.500% due 11/15/2012.........................      1,070,000             -      1,070,000
    2,000,000           -     2,000,000  Barstow Redevelopment Agency, Central
            -           -             -   Redevelopment Project, Tax Allocation, Series
            -           -             -   A, (MBIA Insured), 7.000% due 09/01/2014......      2,465,000             -      2,465,000
    1,000,000           -     1,000,000  Brawley, Wastewater Treatment Facility,
            -           -             -   (AMBAC Insured),
            -           -             -   5.000% due 07/01/2016.........................      1,006,250             -      1,006,250
    1,000,000           -     1,000,000  Brea & Olinda, Unified School District, (High
            -           -             -   School Refinancing Project), COP, Series A,
                                          (FSA Insured),
            -           -             -   6.000% due 08/01/2009.........................      1,076,250             -      1,076,250
            -  $1,100,000     1,100,000  CA ABAG COP Episcopal Ho
            -           -             -   5.00%, 07/01/07 .........................                   -    $1,116,500      1,116,500
            -     500,000       500,000  California Educational Facilities Authority
            -           -             -   Revenue Bond, Pooled College & University
            -           -             -   Project, Series A, 5.15%, 12/01/04............              -       520,000        520,000
    4,715,000           -     4,715,000  California Educational Facilities Authority
            -           -             -   Revenue, (College of Osteopathic Medicine),
                                          (Pre-refunded to 06/01/2003),
            -           -             -   7.500% due 06/01/2018.........................      5,428,144             -      5,428,144
            -   1,000,000     1,000,000  California Educational Facilities Authority
            -           -             -   Revenue, University of San Diego,
            -           -             -   5.00%, 10/01/22                                             -       976,250        976,250
            -           -             -   California Health Facilities Authority Revenue:
    1,000,000           -     1,000,000  (Kaiser Permanent), Series A, (FSA Insured)
            -           -             -    7.000% due 12/01/2010.........................     1,080,000             -      1,080,000
   10,250,000           -    10,250,000  (Enloe Health Systems), Series A,                                          -
            -           -             -   5.000% due 11/15/2028.........................      9,916,875             -      9,916,875
            -     500,000       500,000  California Health Facilities Financing
            -           -             -   Authority Revenue, Downey Community
            -           -             -   Hospital, 5.20%, 05/15/03....................               -       514,375        514,375
            -     300,000       300,000  California Health Facilities Financing
            -           -             -   Authority Revenue, Kaiser Permanente,
            -           -             -   Series C, 5.60%, 05/01/33....................               -       301,500        301,500
            -           -             -  California Housing Finance Agency, Home Mortgage,
                                          AMT:
            -           -             -   Series A, (Multi-family Housing III), (MBIA
                                          Insured):
    1,000,000           -     1,000,000   5.850% due 08/01/2017........................       1,056,250             -      1,056,250
    3,000,000           -     3,000,000   5.950% due 08/01/2028........................       3,153,750             -      3,153,750
            -           -             -   Series B, (MBIA Insured):
            -     500,000       500,000   5.200% due 08/01/2026........................               -       510,625        510,625
    1,000,000           -     1,000,000   6.000% due 08/01/2016........................       1,062,500             -      1,062,500
    2,000,000           -     2,000,000   6.100% due 02/01/2028........................       2,122,500             -      2,122,500
    1,000,000           -     1,000,000   Series N, (FHA/VA Insured),
            -           -             -   6.375% due 02/01/2027........................       1,078,750             -      1,078,750
            -           -             -  California Housing Finance Agency, Home
            -           -             -   Ownership & Improvement Revenue:
    1,500,000           -     1,500,000   Series 1988G, AMT, (FHA Insured),
            -           -             -   8.150% due 08/01/2019.......................        1,531,305             -      1,531,305
    2,150,000           -     2,150,000   Series 1989D, AMT, (FHA Insured),
            -           -             -   7.500% due 08/01/2020.......................        2,227,701             -      2,227,701
    5,010,000           -     5,010,000   Series C, AMT, (FHA Insured),
            -           -             -   6.650% due 08/01/2014.......................        5,423,325             -      5,423,325
      665,000           -       665,000   Series D, AMT, (MBIA Insured),
            -           -             -   6.300% due 08/01/2014.......................          709,888             -        709,888
    2,630,000           -     2,630,000   Series F, AMT, (MBIA Insured),
            -           -             -   6.800% due 08/01/2014.......................        2,889,712             -      2,889,712
    3,385,000           -     3,385,000   Series F-2, (FHA Insured),
            -           -             -   7.250% due 08/01/2016.......................        3,698,113             -      3,698,113
            -           -             -  California, Pollution Control Financing Authority,
    1,000,000           -     1,000,000   PCR  (Keller Canyon Landfill Company Project),
                                          AMT,
            -           -             -   6.875% due 11/01/2027............................   1,101,250             -      1,101,250
    2,890,000           -     2,890,000   (Mobile Oil Corporation Project),
            -           -             -   5.500% due 12/01/2029............................   2,944,188             -      2,944,188
    2,500,000           -     2,500,000   (San Diego Gas and Electric), Series A, AMT,
                                          (AMBAC Insured),
            -           -             -   5.850% due 06/01/2021..........................     2,621,875             -      2,621,875
            -           -             -   (Southern California Edison Company):
   13,250,000           -    13,250,000   Series B, AMT, (AMBAC Insured),
            -           -             -   6.400% due 12/01/2024..........................    14,492,188             -     14,492,188
    5,000,000           -     5,000,000   Series B, AMT, (FGIC Insured),
            -           -             -   6.400% due 12/01/2024..........................     5,468,750             -      5,468,750
    6,565,000           -     6,565,000   (Tracy Material Recovery Project), Series A, AMT,
            -           -             -   6.600% due 08/01/2014..........................     6,664,854             -      6,664,854
    5,000,000           -     5,000,000   (Waste Management), Series A, AMT,
            -           -             -   7.150% due 02/01/2011..........................     5,425,000             -      5,425,000
    3,100,000           -     3,100,000   (Waste Removal Systems), Series A, AMT,
            -           -             -   7.100% due 11/01/2009..........................     3,266,625             -      3,266,625
    2,250,000           -     2,250,000  California Residential Efficiency Financing
            -           -             -   Authority (First Resource Efficiency),
            -           -             -   (AMBAC Insured), 6.000% due 07/01/2017.........     2,424,375             -      2,424,375
    1,355,000           -     1,355,000  California Rural Home Mortgage Finance Authority,
            -           -             -   SFM Mortgage-Backed Securities Project, Series
                                          A-2, AMT, (GNMA Insured),
            -           -             -   7.950% due 12/01/2024..........................     1,549,781             -      1,549,781
            -           -             -  California State Department of Water                         -             -
            -           -             -  Resources,
            -     300,000       300,000   5.00%, 12/01/22                                             -       292,875        292,875
            -     500,000       500,000   6.00%, 12/01/06                                             -       556,875        556,875
            -     500,000       500,000   6.00%, 12/01/09                                             -       566,875        566,875
      415,000           -       415,000  California State, GO, (MBIA Insured),
            -           -             -   6.000% due 10/01/2014..........................       448,200             -        448,200
            -           -             -  California Statewide Communities Development
                                          Authority COP:
    3,000,000           -     3,000,000   (Cedars-Sinai Medical Center), (MBIA Insured),
            -           -             -   6.500% due 08/01/2012..........................     3,483,750             -      3,483,750
      735,000           -       735,000   (Childrens Campus),
            -           -             -   6.500% due 09/01/2022..........................       790,125             -        790,125
   14,800,000           -    14,800,000  California Statewide Communities Development
                                          Authority Revenue,
            -           -             -   (Sherman Oaks Project), Series A, (AMBAC
                                          Insured),
            -           -             -   5.000% due 08/01/2022..........................    14,467,000             -     14,467,000
    5,715,000           -     5,715,000  Carson, Improvement Board Act of 1915, GO,
            -           -             -   7.375% due 09/02/2022..........................     6,150,769             -      6,150,769
    4,675,000           -     4,675,000  Chula Vista, IDR, (San Diego Gas and Electric),
                                          Series A, AMT,

                                                      WM CALIFORNIA MUNICIPAL FUND
               PRINCIPAL AMOUNT                PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS                   VALUE
--------------------------------------------                                               --------------------------------------
       WM           GRIFFIN                               JUNE 30, 1998 (UNAUDITED)              WM          GRIFFIN
   CALIFORNIA     CALIFORNIA     PRO FORMA                                                   CALIFORNIA    CALIFORNIA   PRO FORMA
 MUNICIPAL FUND  TAX-FREE FUND    COMBINED                                                 MUNICIPAL FUND TAX-FREE FUND  COMBINED
             -          -             -   (AMBAC Insured),
             -          -             -   6.400% due 12/01/2027..........................       5,113,281           -   5,113,281
     2,950,000          -     2,950,000  Chula Vista, Redevelopment Agency, Tax Allocation
                                          Revenue,
             -          -             -   8.625% due 09/01/2024..........................       3,606,375           -   3,606,375
             -          -             -  Contra Costa County, Finance Authority, Tax
                                          Allocation Revenue,
             -          -             -   Series A:
    $1,595,000          -    $1,595,000   7.000% due 08/01/2009..........................      $1,746,525           -  $1,746,525
     1,000,000          -     1,000,000   7.100% due 08/01/2022..........................       1,092,500           -   1,092,500
             - $  500,000       500,000  Contra Costa, California Transportation
             -          -             -   Authority Sales Tax Revenue,
             -          -             -   6.00%, 03/01/07                                               -  $  556,250     556,250
     2,500,000          -     2,500,000  Davis, Public Facilities Finance Authority,
             -          -             -   Mace Ranch Area, Series A,
             -          -             -   6.600% due 09/01/2025.........................        2,609,375           -   2,609,375
     3,215,000          -     3,215,000  Delano, COP, Series A,
             -          -             -   9.250% due 01/01/2022.........................        3,721,363           -   3,721,363
     8,985,000          -     8,985,000  East Bay Regional Parks District, GO, Series D,
             -          -             -   5.000% due 09/01/2023..........................       8,906,381           -   8,906,381
     1,985,000          -     1,985,000  El Cajon, COP, (Helix View Nursing Hospital),
             -          -             -   Limited Obligation, Series 1990, AMT, (FHA
                                          Insured),
             -          -             -   7.750% due 02/01/2029.........................         2,020,333           -  2,020,333
     4,785,000          -     4,785,000  Fairfield Housing Authority Revenue, Mortgage
                                          Revenue,
             -          -             -   (Creekside Estates Project),
             -          -             -   7.875% due 02/01/2015.........................         5,000,325           -  5,000,325
             -    300,000       300,000  Folsom, California School Facilities Project
             -          -             -   - Series B, 6.00%, 08/01/10                                    -     329,625    329,625
     5,000,000          -     5,000,000  Foothill Eastern Transportation Corridor Agency,
                                          Series A,
             -          -             -   Zero coupon due 01/01/2008....................         3,775,000           -  3,775,000
     2,000,000          -     2,000,000  Gilroy, Unified School District, COP,
             -          -             -   (Measure J Capital Projects), (FSA Insured),
             -          -             -   6.250% due 09/01/2012.........................         2,225,000           -  2,225,000
             -  1,060,000     1,060,000  Home Mortgage, Series F-1, 6.50%, 02/01/08.....                 -   1,168,650  1,168,650
     2,000,000          -     2,000,000  Huntington Park, Public Financing Authority Lease
                                          Revenue,
             -          -             -   (Waste Water System Project),
             -          -             -   6.200% due 10/01/2025.........................         2,027,500           -  2,027,500
     5,000,000          -     5,000,000  Imperial Irrigation District, Electric Revenue,
                                          (MBIA Insured)
             -          -             -   5.000% due 11/01/2018........................          4,931,250          -   4,931,250
     2,000,000          -     2,000,000  Irvine, Meadows Mobile Home Park Revenue, Series A,
                                          (GNMA Collateral)
             -          -             -  5.700% due 03/01/2018.........................           2,000,000         -   2,000,000
     1,250,000          -     1,250,000  Kings County, Waste Management Authority, Solid
                                          Waste Revenue, AMT,
             -          -             -   7.200% due 10/01/2014........................          1,396,875          -   1,396,875
     1,500,000          -     1,500,000  La Verne, Public Financing Authority, Capital
                                          Improvement,
             -          -             -   7.250% due 09/01/2026........................          1,642,500          -   1,642,500
             -    250,000       250,000  Los Angeles, California Harbor Department
             -          -             -   Revenue, 5.38%, 11/01/23.....................                  -    251,250     251,250
             -  1,000,000     1,000,000  Long Beach, California Harbor Revenue,
             -          -             -   5.25%, 05/15/25                                                -    997,500     997,500
             -  1,000,000     1,000,000  Los Angeles, California Unified School
             -          -             -   District, 6.00%, 07/01/11....................                  -  1,132,500   1,132,500
             -  1,445,000     1,445,000  Los Angeles, California Unified School
             -          -             -   District, 6.00%, 07/01/13....................                  -  1,631,044   1,631,044
             -          -             -  Los Angeles, Community Redevelopment Agency, AMT:
     1,425,000          -     1,425,000   5.850% due 12/01/2026.........................         1,425,000          -   1,425,000
     2,055,000          -     2,055,000   (Hollywood Redevelopment Project), Series C,
                                          (MBIA Insured),
             -          -             -   5.000% due 07/01/2022.........................         2,008,762          -   2,008,762
     3,490,000          -     3,490,000   Series C, (AMBAC Insured),
             -          -             -   6.750% due 07/01/2014.........................         3,804,100          -   3,804,100
             -  1,000,000     1,000,000  Los Angeles, California Department of
             -          -             -   Airports, 5.50%, 05/15/08....................                  -  1,067,500   1,067,500
             -    600,000       600,000  Los Angeles, California Department of Water &
             -          -             -   Power, Water Works Revenue,
             -          -             -   6.20%, 07/01/12                                                -    666,750     666,750
     1,000,000          -     1,000,000  Los Angeles County, Master Refunding Project,
                                          (Inverse Floater),
             -          -             -   9.330% due 06/01/2015(a).....................          1,192,500          -   1,192,500
             -          -             -  Los Angeles County, MFHR, AMT, (GNMA Insured):
     3,000,000          -     3,000,000   (Park Parthenia Project),
             -          -             -   7.400% due 01/20/2022........................          3,076,560          -   3,076,560
     1,000,000          -     1,000,000   (Ridgecroft Apartments Project), Series E, (GNMA
                                          Collateral),
             -          -             -   6.250% due 09/20/2039........................          1,058,750          -   1,058,750
             -          -             -  Los Angeles County, Residual Interest Bond:
     3,740,000          -     3,740,000   (Edmund D. Edelman Children's Center), COP, (AMBAC
                                          Insured),
             -          -             -   6.000% due 04/01/2012........................          3,997,125          -   3,997,125
     6,110,000          -     6,110,000   (Pension Obligation), COP, (MBIA Insured),
             -          -             -   6.900% due 06/30/2008........................          7,309,087          -   7,309,087
     1,360,000          -     1,360,000  Los Angeles County, Single Family Housing Revenue,
                                         Series B, (GNMA Insured),
            -           -             -   7.600% due 08/01/2016........................          1,513,000          -   1,513,000
            -   1,000,000     1,000,000  Los Angeles County Transportation,
            -           -             -   7.00%, 07/01/19 ............................                   -  1,052,450   1,052,450
      395,000           -       395,000  Los Angeles Home Mortgage Revenue, Mortgage-Backed
                                         Securities Project,
            -           -             -   (GNMA Insured),
            -           -             -   8.100% due 05/01/2017..............................      445,856          -     445,856
            -   1,000,000     1,000,000  Los Angeles Pub Sp Cos
            -           -             -   5.00%, 10/01/16 ........................                       -    987,500     987,500
      415,000           -       415,000  Los Angeles, SFMR, Program 1990, Issue A, AMT,
                                          GNMA collateralized,
            -           -             -   7.550% due 12/01/2023..............................      432,638          -     432,638
            -           -             -  Metropolitan Water District of Southern California:
            -     200,000       200,000   5.00%, 07/01/10                                                -    206,250     206,250
            -     750,000       750,000   5.75%, 07/01/09                                                -    830,625     830,625
            -     100,000       100,000   6.00%, 07/01/07                                                -    112,000     112,000
            -   1,000,000     1,000,000  Monterey County, California Certificate of
            -           -             -   Participation, Natividad Medical Center
            -           -             -   Improvements, Series E, 4.75%, 08/01/17............           -     952,500     952,500
            -     500,000       500,000  Multi-Unit Rental Housing, 6.88%, 08/01/24..........           -     531,875     531,875
    2,785,000           -     2,785,000  Needles, Public Utilities Authority Revenue,
            -           -             -   (Utilities System Aquisition Project), Series A,
            -           -             -   6.500% due 02/01/2022..............................   2,913,806           -   2,913,806
    3,500,000           -     3,500,000  Novato, Special Tax Revenue, (Community Facilities
                                         District),
            -           -             -   7.200% due 08/01/2015..............................   3,775,625           -   3,775,625
    2,000,000           -     2,000,000  Oakland, Revenue Bonds, (YMCA East Bay Project),
            -           -             -  7.100% due 06/01/2010...............................   2,202,500           -   2,202,500
            -           -             -  Oakland, Unified School District:
    2,645,000           -     2,645,000   7.000% due 11/15/2011..............................   2,892,969           -   2,892,969
    3,445,000           -     3,445,000   COP, Energy Retrofit,
            -           -             -   6.750% due 11/15/2014..............................   3,711,988           -   3,711,988
    4,500,000           -     4,500,000  Palm Desert, Financing Authority, Tax Allocation
                                          Revenue,
            -           -             -   (MBIA Insured), (Inverse Floater),
            -           -             -   8.705% due 04/01/2022  (a).........................   5,315,625           -   5,315,625
    1,150,000           -     1,150,000  Palm Springs, Financing Authority, (Convention Center
                                          Project),

                                                      WM CALIFORNIA MUNICIPAL FUND
               PRINCIPAL AMOUNT                PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS                   VALUE
--------------------------------------------                                               --------------------------------------

      WM          GRIFFIN                            JUNE 30, 1998 (UNAUDITED)                              WM              WM
  CALIFORNIA    CALIFORNIA   PRO FORMA                                                                  CALIFORNIA      CALIFORNIA
MUNICIPAL FUND TAX-FREE FUND  COMBINED                                                                MUNICIPAL FUND  TAX-FREE FUND
          -          -              -      Series A, (MBIA Insured),
          -          -              -      6.750% due 11/01/2021...................................     1,256,375          -
          -          -              -     Port Oakland, AMT,
          -          -              -      (Mitsu Osk Lines Ltd.), Series A:
  3,030,000          -         3,030,000   6.750% due 01/01/2012...................................     3,242,100          -
  2,300,000          -         2,300,000   6.800% due 01/01/2019...................................     2,452,375          -
  3,000,000          -         3,000,000  Rancho, Water District Financing Authority,
                                           Residual Interest Bond,
          -          -              -      (AMBAC Insured), (Pre-refunded to 09/11/2001),
          -          -              -      9.024% due 08/17/2021 (a)...............................     3,521,250          -

  2,750,000          -         2,750,000  Redding, Electrical Systems Revenue, COP,
                                           (Inverse Floater), (MBIA Insured),
          -          -              -      8.670% due 07/08/2022 (a)...............................     3,746,875          -

  1,000,000          -         1,000,000  Redondo Beach, Public Financing Authority Revenue,
          -          -              -      (South Bay Center Redevelopment Project),
          -          -              -      7.125% due 07/01/2026...................................   $ 1,116,250          -

          -    $  500,000    $   500,000  Riverside County, California Transportation
          -          -              -      Community Sales Tax Revenue, Series A,
          -          -              -      5.75%, 06/01/08.........................................          -       $  551,250

$ 1,500,000          -         1,500,000  Riverside, School District, Special Project,
          -          -              -      7.250% due 09/01/2018...................................     1,620,000          -
          -     1,000,000      1,000,000  Sacramento CA Mun Util D,
          -          -              -      5.13%, 07/01/22 ........................................ -     987,500       987,500

  6,500,000          -         6,500,000  Sacramento County, Airport System Revenue,
          -          -              -      Series 1989, AMT, (AMBAC Insured),
          -          -              -      7.000% due 07/01/2020...................................     6,804,525          -
          -       750,000        750,000  Sacramento, California Certificate of
          -          -              -      Participation, Public Facilities Project,
          -          -              -      6.00%, 07/01/12.........................................          -          793,125

  1,000,000          -         1,000,000  Salinas, California Improvement Board, Act 1915,
          -          -              -      Special Assesment District #90-1, Series C-185,
          -          -              -      5.400% due 09/02/2012...................................       990,000          -

          -     1,500,000      1,500,000  San Bernardino County CA,
          -          -              -      4.50%, 09/30/99 ........................................ -   1,510,905     1,510,905

 10,000,000          -        10,000,000  San Bernardino County, COP, (MBIA Insured),
          -          -              -      Residual Interest Bond,
          -          -              -      7.450% due 07/01/2016 (a)...............................    10,675,000          -

          -       765,000        765,000  San Diego County, California Regional
          -          -              -      Transportation Commission Sales Tax
          -          -              -      Revenue, Series A, 4.75%, 04/01/08......................          -          782,213

  4,000,000          -         4,000,000  San Diego County, Residual Interest Bond, COP,
          -          -              -      Series B, (MBIA Insured), (Pre-refunded to
          -          -              -      04/27/2006), 8.520% due 04/08/2021 (a)..................     5,200,000          -

  1,000,000          -         1,000,000  San Dimas, Housing Authority Revenue,
          -          -              -      (Charter Oak Mobile Home Project), Series A,
                                           (FNMA Collateral)
          -          -              -      5.700% due 07/01/2028...................................       970,000          -

          -          -              -     San Francisco, California Bay Area Rapid
          -          -              -      Transit District Sales Tax Revenue:
          -     1,000,000      1,000,000   5.00%, 07/01/28.........................................          -          975,000

          -       500,000        500,000   5.35%, 07/01/07.........................................          -          531,250

          -       705,000        705,000  San Francisco, California City & County
          -          -              -      Airports, Second Series Issue 12-B,
          -          -              -      5.50%, 05/01/09.........................................          -          755,231

          -     1,000,000      1,000,000  San Francisco, California City & County
          -          -              -      Airport Commission, International Airport
          -          -              -      Revenue Bonds, Series 15A,
          -          -              -      5.00%, 05/01/21.........................................          -          968,750
          -          -              -     San Francisco, City and County, Multi-family
          -          -              -      Mortgage Revenue, Series A, (FNMA Insured):
  1,000,000          -         1,000,000   6.350% due 02/15/2012...................................     1,046,250          -
  1,250,000          -         1,250,000   6.450% due 02/15/2024...................................     1,301,563          -
          -          -              -     San Francisco, City and County, Redevelopment
                                           Agency, Lease Revenue, Capital
          -          -              -      Appreciation, (George R. Moscone Project):
  3,750,000          -         3,750,000   Zero coupon due  07/01/2011.............................     1,964,062          -
  4,250,000          -         4,250,000   Zero coupon due  07/01/2013.............................     1,960,313          -
          -       600,000        600,000  San Francisco, California City & County Sewer
          -          -              -      Revenue, 5.90%, 10/01/08................................          -          645,750
    270,000          -           270,000  San Francisco, City and County, SFMR, AMT,
          -          -              -      GNMA and FNMA Mortgage-Backed Securities Program,
          -          -              -      7.450% due 01/01/2024...................................       282,487          -
          -     1,000,000      1,000,000  San Joaquin Hills, California Transportation
          -          -              -      Corridor Agency Toll Road Revenue,
          -          -              -      4.90%, 01/15/07.........................................          -          680,000
          -          -              -     San Jose, California Redevelopment Agency Tax Allocation:
          -       250,000        250,000   5.38%, 08/01/11.........................................          -          264,063
          -     1,000,000      1,000,000   6.00%, 08/01/10.........................................          -        1,133,750
  2,370,000          -         2,370,000  San Jose, Financing Authority Revenue, Series C,
          -          -              -      7.000% due 09/02/2015...................................     2,424,036          -
          -       500,000        500,000  Santa Barbara County, California Certificate
          -          -              -      of Participation, 6.40%, pre-refunded
          -          -              -      to 02/01/01.............................................          -          538,125
  3,000,000          -         3,000,000  Santa Clarita, Community Development Authority,
          -          -              -      7.500% due 11/15/2012...................................     3,195,000          -
  4,765,000          -         4,765,000  Santa Rosa, Mortgage Revenue, (Channate Lodge),
          -          -              -      (FHA Insured), 6.700% due 12/01/2024....................     5,128,331          -
  3,050,000          -         3,050,000  Shasta, Joint Powers Financing Authority, Lease Revenue,
          -          -              -      (County Courthouse Improvement Project), Series A,
          -          -              -      (MBIA Insured), 5.000% due 06/01/2023...................     2,981,375          -
  2,000,000          -         2,000,000  Shasta Lake, COP, (FSA Insured),
          -          -              -      6.000% due 04/01/2016...................................     2,167,500          -
  5,000,000          -         5,000,000  Sierra View, Healthcare District Revenue,  (ACA Insured),
          -          -              -      5.250% due 07/01/2018...................................     4,900,000          -
          -       500,000        500,000  South Orange County, California Public
          -          -              -      Financing Authority Special Tax Revenue,
          -          -              -      7.00%, 09/01/08 ........................................     - 602,500       602,500
  5,000,000          -         5,000,000  South Orange County, Public Financing Authority,
          -          -              -      Special Tax Revenue, Sr. Lien, Series A, (MBIA Insured),
          -          -              -      6.200% due 09/01/2013...................................     5,468,750          -
          -          -              -     Southern California, Housing Finance Agency, SFMR,
          -          -              -      GNMA and FNMA Mortgage-Backed Securities Program:
  1,035,000          -         1,035,000   Series 1988A, AMT, GNMA collateralized,
          -          -              -      8.125% due 02/01/2021...................................     1,183,781          -
  1,545,000          -         1,545,000   Series A, (GNMA Collateral),
          -          -              -      7.350% due 09/01/2024...................................     1,622,250          -
    195,000          -           195,000   Series B, (GNMA Collateral),
          -          -              -      6.900% due 10/01/2024...................................       206,944          -
          -          -              -     State of California:
          -     2,000,000      2,000,000   5.50%, 04/01/13...................                                -        2,147,500
          -     1,000,000      1,000,000   6.60%, 02/01/10...................                                -        1,181,250
          -     1,000,000      1,000,000   6.75%, 02/01/08...................                                -        1,181,250


------------
 PRO FORMA
 COMBINED

  1,256,375

  3,242,100
  2,452,375


   3,521,25


   3,746,87

$ 1,116,250

    551,250

  1,620,000

    987,500



  6,804,525


    793,125



    990,000


  1,510,905




 10,675,000



    782,213



  5,200,000




    970,000



    975,000

    531,250



    755,231




    968,750


  1,046,250
  1,301,563



  1,964,062
  1,960,313

    645,750


    282,487


    680,000

    264,063
  1,133,750

  2,424,036


    538,125

  3,195,000

  5,128,331


  2,981,375

  2,167,500

  4,900,000


    602,500


  5,468,750



  1,183,781

  1,622,250

    206,944

  2,147,500
  1,181,250
  1,181,250

                                                       WM CALIFORNIA MUNICIPAL FUND
               PRINCIPAL AMOUNT                PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS             VALUE
 --------------------------------------------                                                    ----------------------------------
        WM          GRIFFIN                           JUNE 30, 1998 (UNAUDITED)                       WM               GRIFFIN
    CALIFORNIA     CALIFORNIA  PRO FORMA                                                          CALIFORNIA         CALIFORNIA
  MUNICIPAL FUND TAX-FREE FUND COMBINED                                                        MUNICIPAL FUND      TAX-FREE FUND
         -         1,500,000    1,500,000    5.00%, 10/01/18 ......                                        -            1,477,500
     55,000               -        55,000   Stockton, Community Facilities Supplemental
                                             Tax #90-2, SFMR,
         -                -            -     GNMA Mortgage-Backed Securities Program,
         -                -            -     (Brookside Estates), AMT,
         -                -            -     7.450% due 08/01/2010 ......                              61,325                  -
  1,305,000               -     1,305,000   Stockton, Community Facilities Supplemental
                                             Tax #90-1,
         -                -            -     (Mello Roos-Weston Ranch), Series A,
         -                -            -     6.000% due 09/01/2018 ......                           1,303,369                  -
         -         1,250,000    1,250,000   Turlock, California Irrigation District
         -                -            -     Revenue Bond, Series A, 5.00%, 01/01/17 ......                -            1,235,938
         -           400,000      400,000   University of California Certificate of
         -                -            -     Participation, UCLA Center Chiller/
         -                -            -     Cogeneration Project, 6.00%, 11/01/21 ......                  -              431,500
         -                -            -    University of California, Refunding Revenue:
 10,000,000               -    10,000,000    Multi-Purpose Projects, Series F, (FGIC Insured),
         -                -            -     5.000% due 09/01/2022 ......                           9,775,000                  -
  5,760,000               -     5,760,000    Research Facilities, Series C, (FSA Insured),
         -                -            -     5.000% due 09/01/2024 ......                           5,630,400                  -
$ 7,885,000               -     7,885,000    Research Facilities, Series D, (FSA Insured),
         -                -            -     5.000% due 09/01/2024 ......                       $   7,707,587                  -
  2,025,000               -     2,025,000   Vallejo, Public Financing Authority Revenue,
         -                -            -     (Fairgrounds Drive Assesment District),
         -                -            -     5.700% due 09/02/2011 ......                           2,004,750                  -
         -                -            -    West & Central Basin Financing Authority Revenue:
         -       $ 1,035,000  $ 1,035,000    5.00%, 08/01/09 ......                                        -        $   1,078,988
         -         1,500,000  $ 1,500,000    5.13%, 08/01/22 ......                                                     1,490,625
                                                                                                ----------------------------------
                                                                                                  329,415,640          39,774,107

PUERTO RICO - 0.9%
  1,647,018               -     1,647,018   Centro de Recaudaciones de Ingresos Municipales,
                                             6.850% due 10/17/2003 ......                           1,737,603                  -
         -           750,000      750,000   Puerto Rico Electric Power Authority
                                             Revenue, Series U, 6.00%, 07/01/14 ......                     -              811,873
         -           800,000      800,000   Puerto Rico Commonwealth, 5.65%, 07/01/15 ......               -              871,000
                                                                                                ----------------------------------
                                                                                                    1,737,603           1,682,873

                                            Total Long-Term Municipal Bonds and Notes             331,153,243          41,456,980

SHORT-TERM MUNICIPAL BONDS AND NOTES - 1.5%
                                            California Pollution Control, Shell Proj A,
         -           100,000      100,000    5.00%, 10/01/08 .....                                         -              100,000
         -           100,000      100,000    5.00%, 10/01/10 ...                                           -              100,000
         -           100,000      100,000    5.00%, 10/01/06 ...                                           -              100,000
         -           300,000      300,000   California Pollution Control Financing, Shell,
                                             5.00%, 10/01/11 ...                                           -              300,000
         -           300,000      300,000   CA PCR Shell Oil Project,
                                             5.00%, 11/01/00 ...                                           -              300,000
                                            CA Pollution Control Financing,
         -           600,000      600,000    5.00%, 12/01/12 ...                                           -              600,000
         -           500,000      500,000    5.00%, 12/01/16 ...                                           -              500,000
         -           500,000      500,000   California Statewide Communities Development
                                            Authority, Certificate of Participation,
                                             5.00%, 04/01/28 ...                                           -              500,000
         -         1,100,000    1,100,000   CA Statewide Community Development,
                                             5.00%, 12/01/15 ...                                           -            1,100,000
         -           200,000      200,000   CA Statewide Community Development Corp,
                                             5.00%, 03/01/03 ...                                           -              200,000
    700,000               -       700,000   Irvine Ranch, Water District Revenue,
                                             3.300% due 04/01/2033 (a)......                          700,000                  -
         -           100,000      100,000   Ontario, California, Winsford Partners
                                            Revenue, 5.00%, 09/01/08 ......                                -              100,000
         -           200,000      200,000   CA San Jose Mtg,
                                             5.00%, 11/01/17 ......                                        -              200,000
         -           200,000      200,000   CA Foothill East Corr,
                                             3.75%, 01/02/35 .....                                         -              200,000
         -           300,000      300,000   Los Angeles Multirev,
                                             5.00%, 11/01/09 ......                                        -              300,000
      5,000               -         5,000   Los Angeles, Regional Airports Improvement,
                                             Corporate Lease Revenue, (Los Angeles
                                             International Airport),
                                             4.000% due 12/01/2025 (a) ......                           5,000                  -
         -           200,000      200,000   Simi Vy Calif Mf Hsg Rev,                                      -                   -
                                             5.00%, 07/01/23 ......                                        -              200,000
                                                                                                ----------------------------------
                                            Total Short-Term Municipal Bonds and Notes                705,000           4,800,000


                                            TOTAL INVESTMENTS - 102.1%  (COST $351,978,586)     $ 331,858,243        $ 46,256,980

                                            OTHER ASSETS AND LIABILITIES, NET - (2.1%)             (6,984,289)           (661,622)
                                                                                                ----------------------------------
                                            TOTAL NET ASSETS - 100.0%                           $ 324,873,954        $ 45,595,358
                                                                                                ==================================


                                                       WM CALIFORNIA MUNICIPAL FUND
               PRINCIPAL AMOUNT                PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
 --------------------------------------------                                                             ----------------
        WM          GRIFFIN                           JUNE 30, 1998 (UNAUDITED)
    CALIFORNIA     CALIFORNIA  PRO FORMA                                                                    PRO FORMA
  MUNICIPAL FUND TAX-FREE FUND COMBINED                                                                    COMBINED
         -         1,500,000    1,500,000    5.00%, 10/01/18 .......................................         1,477,500
     55,000               -        55,000   Stockton, Community Facilities Supplemental
                                             Tax #90-2, SFMR,
         -                -            -     GNMA Mortgage-Backed Securities Program,
         -                -            -     (Brookside Estates), AMT,
         -                -            -     7.450% due 08/01/2010 .................................            61,325
  1,305,000               -     1,305,000   Stockton, Community Facilities Supplemental
                                             Tax #90-1,
         -                -            -     (Mello Roos-Weston Ranch), Series A,
         -                -            -     6.000% due 09/01/2018 .................................         1,303,369
         -         1,250,000    1,250,000   Turlock, California Irrigation District
         -                -            -     Revenue Bond, Series A, 5.00%, 01/01/17 ...............         1,235,938
         -           400,000      400,000   University of California Certificate of
         -                -            -     Participation, UCLA Center Chiller/
         -                -            -     Cogeneration Project, 6.00%, 11/01/21 .................           431,500
         -                -            -    University of California, Refunding Revenue:
 10,000,000               -    10,000,000    Multi-Purpose Projects, Series F, (FGIC Insured)
         -                -            -     5.000% due 09/01/2022 .................................         9,775,000
  5,760,000               -     5,760,000    Research Facilities, Series C, (FSA Insured),
         -                -            -     5.000% due 09/01/2024 .................................         5,630,400
$ 7,885,000               -     7,885,000    Research Facilities, Series D, (FSA Insured),
         -                -            -     5.000% due 09/01/2024 .................................      $  7,707,587
  2,025,000               -     2,025,000   Vallejo, Public Financing Authority Revenue,
         -                -            -     (Fairgrounds Drive Assesment District),
         -                -            -     5.700% due 09/02/2011 .................................         2,004,750
         -                -            -    West & Central Basin Financing Authority Revenue:
         -       $ 1,035,000  $ 1,035,000    5.00%, 08/01/09 .......................................         1,078,988
         -         1,500,000  $ 1,500,000    5.13%, 08/01/22 .......................................         1,490,625
                                                                                                          -------------
                                                                                                           369,189,747     99.7%

PUERTO RICO - 0.9%
  1,647,018               -     1,647,018   Centro de Recaudaciones de Ingresos Municipales,
                                             6.850% due 10/17/2003 .................................         1,737,603
         -           750,000      750,000   Puerto Rico Electric Power Authority
                                             Revenue, Series U, 6.00%, 07/01/14 ....................           811,873
         -           800,000      800,000   Puerto Rico Commonwealth, 5.65%, 07/01/15 ..............           871,000
                                                                                                          -------------
                                                                                                             3,420,476      0.9%

                                            Total Long-Term Municipal Bonds and Notes                      372,610,223    100.6%

SHORT-TERM MUNICIPAL BONDS AND NOTES - 1.5%
                                            California Pollution Control, Shell Proj A,
         -           100,000      100,000    5.00%, 10/01/08 .......................................           100,000
         -           100,000      100,000    5.00%, 10/01/10 .......................................           100,000
         -           100,000      100,000    5.00%, 10/01/06 .......................................           100,000
         -           300,000      300,000   California Pollution Control Financing, Shell,
                                             5.00%, 10/01/11 .......................................           300,000
         -           300,000      300,000   CA PCR Shell Oil Project,
                                             5.00%, 11/01/00 .......................................           300,000
                                            CA Pollution Control Financing,
         -           600,000      600,000    5.00%, 12/01/12 .......................................           600,000
         -           500,000      500,000    5.00%, 12/01/16 ...                                               500,000
         -           500,000      500,000   California Statewide Communities Development
                                            Authority, Certificate of Participation,
                                             5.00%, 04/01/28 .......................................           500,000
         -         1,100,000    1,100,000   CA Statewide Community Development,
                                             5.00%, 12/01/15 .......................................         1,100,000
         -           200,000      200,000   CA Statewide Community Development Corp,
                                             5.00%, 03/01/03 .......................................           200,000
    700,000               -       700,000   Irvine Ranch, Water District Revenue,
                                             3.300% due 04/01/2033 (a)......                                   700,000
         -           100,000      100,000   Ontario, California, Winsford Partners
                                            Revenue, 5.00%, 09/01/08 ......                                    100,000
         -           200,000      200,000   CA San Jose Mtg,
                                             5.00%, 11/01/17 .......................................           200,000
         -           200,000      200,000   CA Foothill East Corr,
                                             3.75%, 01/02/35 .......................................           200,000
         -           300,000      300,000   Los Angeles Multirev,
                                             5.00%, 11/01/09 .......................................           300,000
      5,000               -         5,000   Los Angeles, Regional Airports Improvement,
                                             Corporate Lease Revenue, (Los Angeles
                                             International Airport),
                                             4.000% due 12/01/2025 (a) ......                                    5,000
         -           200,000      200,000   Simi Vy Calif Mf Hsg Rev,                                               -
                                             5.00%, 07/01/23 .......................................           200,000
                                                                                                          -------------
                                            Total Short-Term Municipal Bonds and Notes                       5,505,000      1.5%


                                            TOTAL INVESTMENTS - 102.1%  (COST $351,978,586)               $378,115,223    102.1%

                                            OTHER ASSETS AND LIABILITIES, NET - (2.1%)                      (7,645,911)    -2.1%
                                                                                                          -------------
                                            TOTAL NET ASSETS - 100.0%
                                                                                                          $370,469,312    100.0%
                                                                                                          =============


--------------------------------------------------------------------------------
(a) Floating rate security. The interest rate shown reflects the rate currently in effect.

WM CALIFORNIA MUNICIPAL FUND & GRIFFIN CALIFORNIA TAX-FREE FUND

Notes to Pro Forma Combined Financial Statements (unaudited)

1. Basis of Combination

   The pro forma combined financial statements reflect the combined financial position of the WM California Municipal Fund and the Griffin California Tax-Free Fund at June 30, 1998 and the pro forma combined results of operations for the year ended June 30, 1998 as though the reorganization had occurred on July 1, 1997.

   The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

   The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

   The pro forma combined statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin California Tax-Free Fund in exchange for shares of WM Group California Municipal Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

   The pro forma combined statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2. Pro Forma Combined Portfolio of Investments

   Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund as applicable. For more information, see the WM Annual Reports or the Griffin Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3. Pro Forma Combined Statements of Assets and Liabilities

   Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM California Municipal Fund shares based upon the net asset value of the WM California Tax-Free Fund shares at June 30, 1998.

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1998 (UNAUDITED)

                                                             GRIFFIN          WM           PRO FORMA           PRO FORMA
                                                            BOND FUND     INCOME FUND     ADJUSTMENTS          COMBINED
                     ASSETS:
 Investments at value                                     $ 87,316,676   $259,977,644                        $347,294,320
                                                                                                                        -
                                                          ---------------------------------------------------------------
    Total Investments                                       87,316,676    259,977,644              -          347,294,320
 Cash/Cash Equivalents                                         249,040        130,468                             379,508
 Receivable for dollar roll fee income                                              -                                   -
 Dividends and/or interest receivable                        1,273,317      4,338,150                           5,611,467
 Receivable for Fund shares Sold                                 3,903        483,097                             487,000
 Receivable for investment securities sold                     419,319              -                             419,319
 Unamortized  organization costs                                                    -                                   -
 Receivable from investment advisor                                                 -                                   -
 Prepaid expenses and other assets                               5,895        158,036                             163,931
                                                          ---------------------------------------------------------------
           Total Assets                                     89,268,150    265,087,395              -          354,355,545
                  LIABILITIES:
 Payable for dollar roll transactions                                               -                                   -
 Variation margin payable                                                           -                                   -
 Reverse repurchase agreements                                                      -                                   -
 Payable for Fund shares redeemed                                    -      1,290,359                           1,290,359
 Payable for investment securities purchased                 4,770,480        278,663                           5,049,143
 Investment advisory fee payable                                              187,543                             187,543
 Administration fee payable                                                         -                                   -
 Shareholder servicing and distribution fees payable                          108,328                             108,328
 Dividends payable                                             370,264        551,524                             921,788
 Accrued legal and audit fees                                                   4,133                               4,133
 Accrued Trustees' fees and expenses                                            2,101                               2,101
 Accrued registration and filing fees payable                                   5,502                               5,502
 Due to Custodian                                                                   -                                   -
 Net Unrealized Depreciation of Fwd For Curr Cts                                    -                                   -
 Accrued Expenses and other payables                            99,297        134,618                             233,915
                                                          ---------------------------------------------------------------
           Total Liabilities                                 5,240,041      2,562,771              -            7,802,812


 TOTAL NET ASSETS                                         $ 84,028,109   $262,524,624   $          -         $346,552,733
                                                          ===============================================================

                  NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                               -              -                                   -
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions                 449,592     (9,939,629)                         (9,490,037)
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                            796,827     18,088,461                          18,885,288
 Paid-in capital                                            82,781,690    254,375,792                         337,157,482
                                                          ---------------------------------------------------------------
 TOTAL NET ASSETS                                         $ 84,028,109   $262,524,624   $          -         $346,552,733
                                                          ===============================================================

NET ASSETS:
  Class A Shares                                          $ 83,338,025   $223,059,662                        $306,397,687
                                                          ===============================================================
  Class B Shares                                          $    690,084   $ 31,311,087                        $ 32,001,171
                                                          ===============================================================
  Class S Shares                                                         $  1,778,697                        $  1,778,697
                                                          ===============================================================
  Class I Shares                                                         $  6,375,178                        $  6,375,178
                                                          ===============================================================
SHARES OUTSTANDING:
  Class A Shares                                             9,191,290     23,445,893    (431,595.85)  (a)     32,205,587
                                                          ===============================================================
  Class B Shares                                                76,163      3,287,948      (3,697.92)  (a)      3,360,413
                                                          ===============================================================
  Class S Shares                                                              186,812              -              186,812
                                                          ===============================================================
  Class I Shares                                                              670,315              -              670,315
                                                          ===============================================================
NET ASSET VALUE PER SHARE:
  Class A Shares                                          $       9.07   $       9.51                        $       9.51
                                                          ===============================================================
  Class B Shares                                          $       9.06   $       9.52                        $       9.52
                                                          ===============================================================
  Class S Shares                                                         $       9.52                        $       9.52
                                                          ===============================================================
  Class I Shares                                                         $       9.51                        $       9.51
                                                          ===============================================================

           See  accompanying notes to pro forma financial statemets

--------------------------------------------------------------------------------
(a) Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of WM Group shares at April 30, 1998.

                                WM Income Fund
                  Pro Forma Combined Statement of Operations
                             For the ____Ended____
                                  (unaudited)


                                                              GRIFFIN            WM           PRO FORMA              PRO FORMA
                                                             BOND FUND       INCOME FUND     ADJUSTMENTS              COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                              $    26,728                                 26,728
                                                                                        -                                      -
 Interest Income                                               1,517,210        3,700,523                              5,217,733
 Fee Income                                                                             -                                      -
                                                       -------------------------------------------------------------------------
      Total Investment Income                                  1,517,210        3,727,251               -              5,244,461
                                                       -------------------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                        118,446          308,288          31,025   (A)          457,759
 Administration Fees                                              47,378                -         (47,378)  (B)                -
 Custodian Fees                                                   25,711            8,562                                 34,273
 Legal and Audit Fees                                             11,142            4,133                                 15,275
 Trustees' Fees and Expenses                                       2,604            2,101                                  4,705
 Amortization of Organization Costs                                5,578                -                                  5,578
 Registration and Filing Fees                                      3,618            5,502                                  9,120
 Other                                                            10,054           21,942                                 31,996
                                                       -------------------------------------------------------------------------
          Subtotal                                               224,531          350,528         (16,353)               558,706
 Shareholder Servicing and Distribution Fees
       Class A Shares                                             58,745          135,987          47,974   (C)          242,706
       Class B Shares                                              1,914           62,743             329   (D)           64,986
       Class S Shares                                                               2,412                                  2,412
Interest Expense                                                                        -                                      -
 Fees Waived and/or Expenses Absorbed by Investment                                                                            -
     Advisor                                                    (109,865)               -         109,865   (E)                -
                                                       -------------------------------------------------------------------------
           Subtotal                                              175,325          551,670         141,815                868,810
 Fees Reduced by Credits Allowed by the Custodian                                    (731)                                  (731)
                                                        -------------------------------------------------------------------------
          Net Expenses                                           175,325          550,939         141,815                868,079
                                                       -------------------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                  1,341,885        3,176,312        (141,815)             4,376,383
                                                       -------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/                                                                                             -
       (LOSS) ON INVESTMENTS                                                                                                   -
 Realized Gains/(Loss) from:                                                                                                   -
         Security Transactions                                   305,222        3,598,084                              3,903,306
         Forward Foreign Currency Contracts and                                                                                -
              Foreign Currency Transactions                                             -                                      -
         Futures Contracts                                                              -                                      -
 Net Unrealized Appreciation/(Depreciation) of:                                                                                -
         Securities                                             (279,147)      14,279,432                             14,000,285
         Forward Foreign Currency Contracts                                             -                                      -
         Foreign Currency, Written Options, Futures                                                                            -
               Contracts and Other Assets and                                           -                                      -
                Liabilities
                                                       -------------------------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investments           26,075       17,877,516               -             17,903,591
                                                       -------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS                                                                                         -
      RESULTING FROM OPERATIONS                               $1,367,960      $21,053,828       $(141,815)           $22,279,974
                                                       =========================================================================


 (A) Increase in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

 (B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

 (C) Addition of shareholder servicing fee at a monthly rate of $1.45 per shareholder account.

 (D) Addition of shareholder servicing fee at a monthly rate of $1.55 per shareholder account.

 (E) Fees waived and/or expense absorbed by investment advisor has been eliminated.

                                WM Income Fund
                  Pro Forma Combined Statement of Operations
                         For the Year Ended 12/31/1998
                                  (unaudited)

                                                                  GRIFFIN          WM
                                                                 GROWTH &        GROWTH &         PRO FORMA     PRO FORMA
                                                                INCOME FUND    INCOME FUND      ADJUSTMENTS      COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                           -                              -
                                                                                           -                              -
 Interest Income                                                  3,223,440     $  6,681,231                      9,904,671
 Fee Income                                                                                -                              -
                                                                -----------------------------------------------------------
      Total Investment Income                                     3,223,440     $  6,681,231                      9,904,671
                                                                -----------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                           240,899          553,562      60,213) (A)       854,674
 Administration Fees                                                 96,359                -      96,359) (B)             -
 Custodian Fees                                                      81,076           23,081                        104,157
 Legal and Audit Fees                                                19,831           11,192                         31,023
 Trustees' Fees and Expenses                                          8,213            8,499                         16,712
 Amortization of Organization Costs                                  17,108                -                         17,108
 Registration and Filing Fees                                         9,493           22,666                         32,159
 Other                                                               31,433           55,224                         86,657
                                                                -----------------------------------------------------------
          Subtotal                                                  504,412          674,224     (36,146)         2,142,490
 Shareholder Servicing and Distribution Fees
       Class A Shares                                               119,332          254,139     143,924  (C)       517,395
       Class B Shares                                                 4,471           86,531         986  (D)        91,988
       Class S Shares                                                                      -                              -
Interest Expense                                                                           -                              -
 Fees Waived and/or Expenses Absorbed by Investment                                                                       -
     Advisor                                                       (302,697)               -     302,697  (E)             -
                                                                -----------------------------------------------------------
           Subtotal                                                 325,518        1,014,894     411,461          1,751,873
 Fees Reduced by Credits Allowed by the Custodian                                     (2,840)                        (2,840)
                                                                -----------------------------------------------------------
          Net Expenses                                              325,518        1,012,054     411,461)         1,749,033
                                                                -----------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                     2,897,922        5,669,177    (411,461)         8,155,638
                                                                -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
       (LOSS) ON INVESTMENTS
 Realized Gains/(Loss) from:
         Security Transactions                                      592,366        1,059,244                      1,651,610
         Forward Foreign Currency Contracts and                                                                           -
              Foreign Currency Transactions                                                -                              -
         Futures Contracts                                                                 -                              -
 Net Unrealized Appreciation/(Depreciation) of:
        Securities                                                  928,173        1,919,907                      2,848,080
         Forward Foreign Currency Contracts                                                -                              -
         Foreign Currency, Written Options, Futures
               Contracts and Other Assets and Liabilities                                  -                              -
                                                                -----------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investment            1,520,539        2,979,151           -          4,499,690
                                                                -----------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS                                                                                    -
      RESULTING FROM OPERATIONS                                 $ 4,418,461     $  8,648,328   $(411,461)      $ 12,655,328
                                                                ===========================================================


(A) Increase in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

(B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(C) Addition of shareholder servicing fee at a monthly rate of $1.45 per shareholder account.

(D) Addition of shareholder servicing fee at a monthly rate of $1.55 per shareholder account.

(E) Fees waived and/or expense absorbed by investment advisor has been eliminated.

                                            PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS

             PRINCIPAL AMOUNT                         APRIL 30, 1998 (UNAUDITED)                        MARKET VALUE
 ---------------------------------------                                                  -----------------------------------------
   WM GROUP       GRIFFIN     PRO FORMA                                                     WM GROUP        GRIFFIN      PRO FORMA
  INCOME FUND    BOND FUND    COMBINED                                                     INCOME FUND     BOND FUND      COMBINED
CORPORATE BONDS AND NOTES - 80.5%
AUTOS
                                                  Ford Motor Credit Corp.
            -      825,000      825,000    7.40%, 11/01/46.......................                    -       874,500       874,500
            -      500,000      500,000    8.20%, 01/15/02.......................                    -       533,750       533,750
            -      250,000      250,000    6.85%, 08/15/00.......................                    -       254,375       254,375
            -      820,000      820,000    6.13%, 04/28/03.......................                    -       815,900       815,900
            -            -            -    General Motors Acceptance Corporation                     -             -             -
            -      455,000      455,000    6.63%, 09/19/02.......................                    -       460,688       460,688
            -      100,000      100,000    9.63%, 05/15/00.......................                    -       106,625       106,625
            -      215,000      215,000    6.88%, 07/15/01.......................                    -       219,300       219,300
            -    2,110,000    2,110,000    7.13%, 05/01/01.......................                    -     2,165,388     2,165,388
            -      690,000      690,000    6.13%, 01/22/08.......................                    -       673,613       673,613
            -      350,000      350,000    9.63%, 12/01/00.......................                    -       378,875       378,875
                                                                                          -----------------------------------------
                                                                                                     -     6,483,014     6,483,014
BANKS
            -            -            -    Abbey National First Capital Corporation,
            -      175,000      175,000    8.20%, 10/15/04 (a) ..........................            -       192,063       192,063
            -      200,000      200,000    Abitibi-Consolidated, 7.50%, 04/01/28                     -       200,000       200,000
            -            -            -    BankAmerica Corporation                                   -             -             -
            -    1,000,000    1,000,000    6.63%, 08/01/07 ..............................            -     1,017,500     1,017,500
            -       95,000       95,000    6.63%, 10/15/07 ..............................            -        96,069        96,069
            -      150,000      150,000    7.50%, 10/15/02 ..............................            -       157,125       157,125
      400,000            -      400,000    Banc One Corporation, Sub. Note,                          -             -             -
            -            -            -       10.000% due 08/15/2010.....................      513,336             -       513,336
    1,000,000            -    1,000,000    Bank of New York, Sub  Note,                              -             -             -
            -            -            -    7.875% due 11/15/2002.........................    1,064,942             -     1,064,942
    1,000,000            -    1,000,000    Barnett Banks, Florida, Inc , Sub  Note,                  -             -             -
            -            -            -    10.875% due 03/15/2003........................    1,188,190             -     1,188,190
            -      690,000      690,000    Branch Banking & Trust, 7.25%, 06/15/07.......            -       723,638       723,638
            -      300,000      300,000    Capital One Bank, 6 83%, 08/16/99.............            -       301,500       301,500
            -      400,000      400,000    Chase Manhattan Bank, 7.13%, 03/01/05.........            -       414,000       414,000
            -    1,000,000    1,000,000    Citicorp, 8 00%, 02/01/03.....................            -     1,066,250     1,066,250
            -      440,000      440,000    Equitable COS, 7.00%, 04/01/28................            -       438,350       438,350
    1,100,000            -    1,100,000    First Interstate Bancorp, Sub Note,...........           -             -             -
            -            -            -       9.125% due 02/01/2004......................    1,244,802             -     1,244,802
    1,000,000            -    1,000,000    First Nationwide Bank, Sub. Deb.,                         -             -             -
            -            -           -        10.000% due 10/01/2006.....................    1,199,370             -     1,199,370
            -      270,000      270,000    First National Bank of Boston, 7.38%, 09/15/06            -       286,200       286,200
            -      155,000      155,000    First Security Corporation, 6.88%, 11/15/06               -       158,294       158,294
      200,000            -      200,000    First State Banc, Conv  Sub. Deb.,                        -             -             -
            -            -            -       7.500% due 04/30/2017......................      294,500             -       294,500
            -      246,000      246,000    First Union Corporation, 9.45%, 08/15/01                  -       269,985       269,985
            -      335,000      335,000    Fleet Financial Group, 7.13%, 04/15/06                    -       347,563       347,563
            -      250,000      250,000    Golden West Financial, 7.88%, 01/15/02                    -       262,188       262,188
    1,000,000            -    1,000,000    Manufacturers and Trade Trust Company, Sub
                                            Note,                                                    -             -             -
            -            -            -       8.125% due 12/01/2002......................    1,065,839             -     1,065,839
            -      495,000      495,000    MBNA Corporation, 6.92%, 05/30/00                         -       501,188       501,188
    1,000,000            -    1,000,000    Mellon Financial Company, Sub. Deb.,                      -             -             -
            -            -            -       9.750% due 06/15/2001......................    1,102,678             -     1,102,678
      500,000            -      500,000    Mercantile Bank, Sub. Note,                               -             -             -
            -            -            -       7.625% due 10/15/2002......................      526,370             -       526,370
            -            -            -    Morgan J.P. & Company                                     -             -             -
            -      250,000      250,000    7.63%, 09/15/04.......................                    -       266,250       266,250
            -      250,000      250,000    7.63%, 11/15/98.......................                    -       251,995       251,995
            -            -            -    NationsBank Corporation                                   -             -             -
            -      300,000      300,000    5.38%, 04/15/00.......................                    -       296,250       296,250
            -      680,000      680,000    6.38%, 02/15/08.......................                    -       678,300       678,300
            -      465,000      465,000    6.80%, 03/15/28.......................                    -       463,838       463,838
            -      275,000      275,000    7.25%, 10/15/25.......................                    -       290,469       290,469
    1,000,000            -    1,000,000    Norwest Bancorp, Sub  Deb.,                               -             -             -
            -            -            -       6.650% due 10/15/2023......................      978,293             -       978,293
            -      500,000      500,000    PNC Institute Capital Cl.B, 8.32%, 05/15/27...            -       540,625       540,625
            -      400,000      400,000    Shawmut Bank, 8.63%, 02/15/05.................            -       448,500       448,500
      500,000            -      500,000    Summit Bancorp, Sub. Notes,                               -             -             -
            -            -            -       8.625% due 12/10/2002......................      545,577             -       545,577
                                                                                          -----------------------------------------
                                                                                             9,723,897     9,668,140    19,392,037
COMMUNICATIONS
            -            -            -    360 Communications Company, 7.60%,
            -      100,000      100,000    04/01/09......................................            -       107,375       107,375
            -            -            -    Cable & Wireless Communications, 6.38%,                   -             -             -
            -      180,000      180,000    03/06/03......................................            -       179,775       179,775
            -      250,000      250,000    GTE South, 6.00%, 02/15/08....................            -       242,188       242,188
            -            -            -    WorldCom Incorporated                                     -             -             -
            -      675,000      675,000    7.55%, 04/01/04...............................            -       707,906       707,906

            -      390,000      390,000    7.75%, 04/01/07...............................            -       420,225       420,225
                                                                                          -----------------------------------------
                                                                                                     -     1,657,469     1,657,469

           WM Group      Griffin   Pro Forma                                                   WM Group      Griffin     Pro Forma
          Income Fund   Bond Fund   Combined                                                  Income Fund    Bond Fund    Combined
Electric
                    -         -           -  Avon Energy Partners Holdings, 6.73%,
                    -   300,000     300,000  12/11/02 ......................                            -    303,000       303,000
            5,000,000         -   5,000,000  Mississippi Power & Light Company, First and
                                              Refundable Mortgage,                                      -          -             -
                    -         -           -     8.650% due 01/15/2023...........................5,322,835          -     5,322,835
                    -         -           -  Niagara Mohawk Power, Deb.:                                -          -             -
            1,000,000         -   1,000,000     9.750% due 11/01/2005...........................1,180,716          -     1,180,716
            1,430,000         -   1,430,000     8.770% due 10/01/2018...........................1,520,046          -     1,520,046
            2,000,000         -   2,000,000  Philadelphia Electric Company, First and
                                              Refundable Mortgage,                                      -          -             -
                    -         -           -     8.250% due 09/01/2022...........................2,109,502          -     2,109,502
                    -         -           -  Texas Utilities Electric Company, First Mortgage:          -          -             -
            1,200,000         -   1,200,000     9.500% due 08/01/1999...........................1,243,335          -     1,243,335
            1,200,000         -   1,200,000     8.875% due 02/01/2022...........................1,318,724          -     1,318,724
            3,000,000         -   3,000,000     8.750% due 11/01/2023...........................3,264,849          -     3,264,849
                                                                                           ---------------------------------------
                                                                                               15,960,007    303,000    16,263,007
Financial
                    -   314,000     314,000  Aegon, 8.00%, 08/15/06 (a)................                 -    345,793       345,793
                    -         -           -  American Telephone & Telegraph Capital                     -          -             -
                    -   390,000     390,000  Corporation, 5.65%, 01/15/99..........                     -    388,729       388,729
                    -         -           -  Associates Corporation, N.A...............                 -          -             -
                    -    80,000      80,000  6.63%, 05/15/01................                            -     81,200        81,200
                    -   104,000     104,000  6.75%, 07/15/01................                            -    105,950       105,950
            9,000,000         -   9,000,000  Barclays North American Capital Corporation,
                                              Capital Note,                                             -          -             -
                    -         -           -     9.750% due 05/15/2021..........................10,202,597          -    10,202,597
                    -         -           -  Bear Stearns Company                                       -          -             -
                    -   225,000     225,000  6.50%, 06/15/00................                            -    226,969       226,969
                    -   250,000     250,000  7.63%, 09/15/99................                            -    255,043       255,043
            2,000,000         -   2,000,000  Continental Corporation,                                   -          -             -
                    -         -           -     7.250% due 03/01/2003...........................2,047,932          -     2,047,932
              500,000         -     500,000  Developers Diversified Realty, MTN, Sr. Note,              -          -             -
                    -         -           -     6.580% due 02/06/2001.............................502,686          -       502,686
                    -   294,000     294,000  Donaldson Lufkin & Jenrette, 6.88%, 11/01/05               -    301,350       301,350
                    -         -           -  Finova Capital Corporation                                 -          -             -
                    - 1,146,000   1,146,000  5.98%, 02/27/01................                            -  1,137,405     1,137,405
                    -   745,000     745,000  6.22%, 03/01/00................                            -    745,000       745,000
                    -         -           -  Franchise Finance Corporation,                             -          -             -
              900,000         -     900,000     7.000% due 11/30/2000, Sr. Note...................909,999          -       909,999
            1,100,000         -   1,100,000     7.875% due 11/30/2005, Sr Note..................1,165,896          -     1,165,896
            3,000,000         -   3,000,000     7.070% due 01/15/2008 MTN, Note.................3,000,000          -     3,000,000
            1,000,000         -   1,000,000  GATX Leasing Corporation, MTN,                             -          -             -
                    -         -           -     10.000% due 03/21/2001..........................1,102,656          -     1,102,656
                    -   435,000     435,000  Household Finance Company, 6.58%, 05/17/99                 -    436,827       436,827
                    -         -           -  Jefferson-Pilot Capital Trust Cl A, 8.14%,                 -          -             -
                    -   500,000     500,000  01/15/46.......................                            -    523,125       523,125
                    -         -           -  Jefferson-Pilot Capital Trust Cl B, 8.29%,                 -          -             -
                    -   100,000     100,000  03/01/46.......................                            -    106,375       106,375
            1,250,000         -   1,250,000  Kemper Corporation, Note,                                  -          -             -
                    -         -           -     6.875% due 09/15/2003...........................1,276,929          -     1,276,929
                    -         -           -  Lehman Brothers Incorporated                               -          -             -
                    -   550,000     550,000  6.13%, 02/01/01................                            -    549,313       549,313
                    -   502,000     502,000  6.65%, 11/08/00................                            -    508,275       508,275
                    -   950,000     950,000  8.50%, 05/01/07................                            -  1,075,875     1,075,875
                    -   165,000     165,000  Lincoln National Corporation, 7.25%, 05/15/05...           -    173,044       173,044
            3,750,000         -   3,750,000  MBI Metrobank Finance Ltd., Conv. Bond,                    -          -             -
                    -         -           -     Zero coupon due 12/18/2001......................2,400,000          -     2,400,000
                    -         -           -  Merrill Lynch & Company Incorporated                       -          -             -
                    - 1,000,000   1,000,000  6.00%, 02/12/03................                            -    992,500       992,500
                    -   230,000     230,000  6.25%, 01/15/06................                            -    228,563       228,563
                    -   200,000     200,000  7.38%, 08/17/02................                            -    208,250       208,250
                    -   300,000     300,000  Morgan Stanley Group, 8.88%, 10/15/01..........            -    324,375       324,375
                    -         -           -  Paine Webber Group                                         -          -             -
                    -   375,000     375,000  6.79%, 07/01/03................                            -    378,281       378,281
                    -   415,000     415,000  7.39%, 10/16/17................                            -    424,856       424,856
                    -    40,000      40,000  7.63%, 10/15/08................                            -     42,450        42,450
                    -   165,000     165,000  7.81%, 02/13/17................                            -    175,313       175,313
                    -   255,000     255,000  8.06%, 01/17/17................                            -    279,544       279,544
                    -   200,000     200,000  8.25%, 05/01/02................                            -    212,250       212,250
                    -   500,000     500,000  Safeco Capital Trust, 8.07%, 07/15/37..........            -    523,750       523,750
                    -         -           -  Salomon Incorporated                                       -          -             -
                    -   182,000     182,000  6.50%, 03/01/00................                            -    183,365       183,365
                    -   280,000     280,000  7.00%, 05/15/99................                            -    282,822       282,822
                    -   300,000     300,000  7.59%, 01/28/00................                            -    307,500       307,500
                    -         -           -  Salomon Smith Barney Holdings, 7.13%,                      -          -             -
                    -   345,000     345,000  10/01/06.......................                            -    359,231       359,231
                    - 1,075,000   1,075,000  Sears Roebuck Acceptance, 6.00%, 03/20/03.........         -  1,061,563     1,061,563
            2,500,000         -   2,500,000  Superior Financial Acquisition Corporation, Sr.
                                              Note,                                                     -          -             -
                    -         -           -     8.650% due 04/01/2003...........................2,486,915          -     2,486,915
                    -         -           -  Travelers Property Casualty Corp...........                -          -             -
                    -   500,000     500,000  6.75%, 04/15/01................                            -    508,750       508,750
                    -   230,000     230,000  6.75%, 11/15/06................                            -    234,888       234,888
                    -   505,000     505,000  US Leasing International, 8.75%, 12/01/01....              -    546,663       546,663
                    -   575,000     575,000  USF&G Corporation, 8.38%, 06/15/01............             -    605,906       605,906
                    -   665,000     665,000  Zurich Capital Trust I, 8.38%, 06/01/37....                -    725,681       725,681
                                                                                                 ---------------------------------
                                                                                               25,095,610 15,566,774    40,662,384

                                                   Pro Forma Combined Portfolio of Investments
               PPRINCIPAL AMOUNT                            April 30, 1998 (Unaudited)                    MARKET  VALUE
     -----------------------------------------                                               --------------------------------------
          WM Group      Griffin   Pro Forma                                                    WM Group      Griffin      Pro Forma
         Income Fund   Bond Fund   Combined                                                   Income Fund    Bond Fund    Combined
Industrial

          1,500,000       -      1,500,000    Aetna Services Inc.,
                  -       -            -         7.625% due 08/15/26..........................  1,563,468          -     1,563,468
          1,500,000       -      1,500,000    American Home Products Corporation, Deb.,                 -          -             -
                  -       -            -         7.25% due 03/01/23...........................  1,594,342          -     1,594,342
          1,000,000       -      1,000,000    AMR Corporation, Deb.,                                    -          -             -
                  -       -            -         9.75% due 03/15/2000.........................  1,063,763          -     1,063,763
            250,000       -        250,000    Battle Mountain Gold Company,                             -          -             -
                  -       -            -         6.000% due 01/04/2005........................    200,000          -       200,000
                  -   525,000      525,000    B F  Goodrich, 7.00%, 04/15/38                            -    525,000       525,000
                  -       -            -      Black & Decker                                            -          -             -
                  -    50,000       50,000    7.00%, 02/01/06.................................          -     51,438        51,438
                  -   185,000      185,000    7.50%, 04/01/03.................................          -    193,094       193,094
                  -   700,000      700,000    Brunswick Corporation, 7.13%, 08/01/27..........          -    712,250       712,250
                  -   500,000      500,000    Burlington Industries, 7.25%, 08/01/27..........          -    510,625       510,625
          1,500,000       -      1,500,000    Burlington Northern, Note,                                -          -             -
                  -       -            -         8.750% due 02/25/2022........................  1,839,246          -     1,839,246
          1,600,000       -      1,600,000    Burlington Resources, Deb.,                               -          -             -
                  -       -            -         9.125% due 10/01/2021........................  2,043,692          -     2,043,692
          1,000,000       -      1,000,000    CII Financial, Conv.,                                     -          -             -
                  -       -            -         7.500% due 09/15/01..........................    961,250          -       961,250
                  -   165,000      165,000    Coastal Corporation, 8 13%, 09/15/02............          -    175,725       175,725
                  -   200,000      200,000    Coca Cola Company, 7.88%, 09/15/98..............          -    201,248       201,248
                  -       -            -      Columbia/HCA Healthcare                                   -          -             -
                  -   300,000      300,000    6.91%, 06/15/05.................................          -    283,125       283,125
                  -   250,000      250,000    7.15%, 03/30/04.................................          -    239,688       239,688
                  -   210,000      210,000    Comdisco Incorporated, 6 36%, 01/25/99..........          -    210,263       210,263
                  -       -            -      Conagra Inc., Sr Note,                                    -          -             -
            750,000       -        750,000       9.750% due 03/01/2021........................    970,221          -       970,221
            500,000       -        500,000       6.700% due 08/01/2027........................    520,368          -       520,368
                  -   343,000      343,000    ConAgra Incorporated, 6 70%, 08/01/27...........          -    350,718       350,718
                  -       -            -      CPC International Incorporated, 6.15%,                    -          -             -
                  -   350,000      350,000    01/15/06........................................          -    346,500       346,500
          3,030,000       -      3,030,000    Conrail Inc., Deb.,                                       -          -             -
                  -       -            -         9.750% due 06/15/2020........................  3,974,804          -     3,974,804
          2,000,000       -      2,000,000    Corporate Express Inc.,                                   -          -             -
                  -       -            -         4.500% due 07/01/2000........................  1,817,500          -     1,817,500
                  -       -            -      Crane Company, Note:                                      -          -             -
          1,000,000       -      1,000,000       7.250% due 06/15/1999........................  1,013,379          -     1,013,379
            500,000       -        500,000       8.500% due 03/15/2004........................    553,854          -       553,854
                  -   300,000      300,000    CSR America Incorporated, 6.88%, 07/21/05.......          -    308,625       308,625
          2,000,000       -      2,000,000    Dart & Kraft finance NV,                                  -          -             -
                  -       -            -         7.750% due 11/30/1998........................  2,022,514          -     2,022,514
          5,000,000       -      5,000,000    du Pont (E I ) de Nemours & Company, Deb.,                -          -             -
                  -       -            -         8.250% due 01/15/2022........................  5,435,429          -     5,435,429
                  -   560,000      560,000    Embotelladora Andina SA, 7.00%, 10/01/07 (a)....          -    547,400       547,400
            250,000       -        250,000    Equimar Shipholdings,                                     -          -             -
                  -       -            -         9.875% due 07/01/2007........................    235,625          -       235,625
                  -   355,000      355,000    Federated Department Stores, 8.13%, 10/15/02....          -    378,963       378,963
          3,000,000       -      3,000,000    FHP International Corporation, Sr Note,                   -          -             -
                  -       -            -         7.000% due 09/15/2003........................  3,073,236          -     3,073,236
          1,000,000       -      1,000,000    Fleming Companies, Inc , MTN, Note,                       -          -             -
                  -       -            -         5.770% due 08/06/1998........................    997,596          -       997,596
          2,000,000       -      2,000,000    Ford Holdings, Inc. Deb.,                                 -          -             -
                  -       -            -         9.375% due 03/01/2020........................  2,561,148          -     2,561,148
          3,750,000       -      3,750,000    Ford Motor Company, Deb.,                                 -          -             -
                  -       -            -         8.875% due 01/15/2022........................  4,597,395          -     4,597,395
                  -   615,000      615,000    Fort James Corporation, 6.88%, 09/15/07.........          -    624,225       624,225
                 -    120,000      120,000   Fortune Brands Incorporated, 7.50%, 05/15/99.....          -    121,650       121,650
          8,000,000       -      8,000,000    General Motors Corporation, Deb.,                         -          -             -
                  -       -            -         9.400% due 07/15/2021........................ 10,472,566          -    10,472,566
            850,000       -        850,000    Golden Books Publishing, Sr Note,                         -          -             -
                  -       -            -         7.650% due 09/15/2002........................    818,125          -       818,125
                  -       -            -      Hearst-Argyle Television Incorporated, 7.50%,             -          -             -
                  -   725,000      725,000    11/15/27........................................          -    734,969       734,969
          2,500,000       -      2,500,000    HIH Capital Ltd , Conv.,                                  -          -             -
                  -       -            -         7.500% due 09/25/2006........................  1,975,000          -     1,975,000
                  -   369,000      369,000    Hilton Hotels Corporation, 7.38%, 06/01/02......          -    374,996       374,996
                  -   400,000      400,000    Honeywell Incorporated, 6 60%, 04/15/01.........          -    406,000       406,000
                  - 1,000,000    1,000,000    Hyder PLC, 6.75%, 12/15/04 (a)..................          -  1,003,750     1,003,750
                  -   675,000      675,000    Ingersoll-Rand, 6.26%, 02/15/01.................          -    677,531       677,531
          1,400,000       -      1,400,000    Integrated Device Technology Inc., Conv. Sub.
                                              Note                                                      -          -             -
                  -       -            -         5..00% due 06/01/2002........................  1,225,000          -     1,225,000
                  -       -            -      International Business Machines Corporation,              -          -             -
                  -   200,000      200,000    6.38%, 06/15/00.................................          -    201,750       201,750
                  -   160,000      160,000    International Paper Company, 9.70%, 03/15/00....          -    170,400       170,400
                  -   600,000      600,000    Interpool Incorporated, 7.20%, 08/01/07.........          -    600,000       600,000
          6,000,000       -      6,000,000    James River Corporation, Deb.,                            -          -             -
                  -       -            -         9.250% due 11/15/2021........................  7,418,105          -     7,418,105
          1,000,000       -      1,000,000    Jackson Products Inc.,                                    -          -             -
                  -       -            -         9.500% due 04/15/2005........................  1,012,500          -     1,012,500
                  -       -            -      Lockheed Martin Corporation                               -          -             -
                  -   145,000      145,000    7.25%, 05/15/06.................................          -    152,613       152,613
                  -   520,000      520,000    7.75%, 05/01/26.................................          -    580,450       580,450
                  -       -            -      Loral Corporation, Deb.,                                  -          -             -
          1,000,000       -      1,000,000       8.375% due 06/15/2024........................  1,181,220          -     1,181,220
          1,000,000       -      1,000,000       7.625% due 06/15/2025........................  1,087,832          -     1,087,832
          1,800,000       -      1,800,000    Medical Care International (Columbia), Conv
                                               Sub Deb.,                                                -          -             -
                  -       -            -         6.750% due 10/01/2006........................  1,644,750          -     1,644,750
                  -   540,000      540,000    Nabisco Incorporated, 6.00%, 02/15/11...........          -    535,275       535,275
                  -   325,000      325,000    News America Holdings, 7.50%, 03/01/00..........          -    332,719       332,719
                  -   625,000      625,000    Noble Drilling Corporation, 9.13%, 07/01/06.....          -    692,188       692,188
                  -   120,000      120,000    Norcen Energy Resources, 7.38%, 05/15/06........          -    126,000       126,000
                  -    65,000       65,000    Occidental Petroleum, 7.09%, 09/08/99...........          -     65,731        65,731
          8,700,000       -      8,700,000    Occidental Petroleum Corporation, Sr Deb.,                -          -             -
                  -       -            -         11.125% due 08/01/2010....................... 11,786,836          -    11,786,836
          6,500,000       -      6,500,000    Ogden Corporation, Deb.,                                  -          -             -
                  -       -            -         9.250% due 03/01/2022........................  8,181,575          -     8,181,575
          2,500,000       -      2,500,000    Panhandle Eastern Pipe Line Company, Deb.,                -          -             -
                  -       -            -         8.625% due 04/15/2025........................  2,781,497          -     2,781,497
                  -   300,000      300,000    Pepsico Incorporated, 7.75%, 10/01/98...........          -    301,818       301,818
          5,950,000       -      5,950,000    Phillips Petroleum Company, Deb.,                         -          -             -
                  -       -            -         9.180% due 09/15/2021........................  6,659,536          -     6,659,536
                  -       -            -      Potash Corporation Saskatchewan, 7.13%,                   -          -             -
                  -   330,000      330,000    06/15/07 (a)....................................          -    337,838       337,838
          6,860,000       -      6,860,000    Praxair, Inc, Deb.,                                       -          -             -
                  -       -            -         8.700% due 07/15/2022........................  7,468,159          -     7,468,159
                  -       -            -      Raytheon Co                                               -          -             -
                  -   730,000      730,000    5.95%, 03/15/01.................................          -    727,263       727,263
                  - 1,070,000    1,070,000    6.45%, 08/15/02.................................          -  1,078,025     1,078,025
            750,000       -        750,000    Raytheon Company, First Mortgage, Deb.,                   -          -             -
                  -       -            -      7.200% due 8/15/2027............................    778,394          -       778,394
            500,000       -        500,000    Riviera Holdings Corporation,                             -          -             -
                  -       -            -         10.000% 8/15/2004............................    502,500          -       502,500

              Principal Amount              Pro Former Combined Portfilo Of Investments                    Market Value
          ---------------------------------                                               ------------------------------------------

                                                     April 30, 1998 (Unaudited)
            WM Group      Griffin      Pro Forma                                                WM Group      Griffin      Pro Forma

           Income Fund   Bond Fund      Combined                                               Income Fund    Bond Fund     Combined

1,400,000            -    1,400,000    Riviera Holdings Corporation, DFSD, First Mortgage,             -             -             -

        -            -           -        11.000% due 12/31/2002.............................  1,470,000             -     1,470,000

        -            -           -     Royal Caribbean Cruises                                         -             -             -

        -      426,000      426,000    7.13%, 09/18/02.......................................          -       434,520       434,520

        -      111,000      111,000    7.25%, 08/15/06.......................................          -       115,301       115,301

        -      850,000      850,000    7.50%, 10/15/27.......................................          -       864,875       864,875

        -            -           -     Sears Roebuck & Company                                         -             -             -

        -      100,000      100,000    9.35%, 07/06/98.......................................          -       100,505       100,505

1,500,000            -    1,500,000    SoftKey International, Conv., Sr. Note,                         -             -             -

        -            -           -        5.500% due 11/01/2000..............................  1,438,125             -     1,438,125

        -      100,000      100,000    Sony Corporation, 6.13%, 03/04/03.....................          -        99,875        99,875

4,675,000            -    4,675,000    Spectrum Holobyt, Microprose Inc., Conv. Sub. Note,             -             -             -

        -            -           -        6.500% due 09/15/2002..............................  3,132,250             -     3,132,250

2,290,000            -    2,290,000    Ssangyong Oil Refining,  Conv. Deb.,                            -             -             -

        -            -           -        3.750% due 12/31/2008..............................  1,912,150             -     1,912,150

        -      775,000      775,000    Staples Incorporated, 7.13%, 08/15/07.................          -       795,344       795,344

1,500,000            -    1,500,000    Tatneft Finance,                                                -             -             -

        -            -           -        9.000% due 10/29/2002..............................  1,357,500             -     1,357,500

7,800,000            -    7,800,000    Textron Inc., Deb.,                                             -             -             -

        -            -           -        8.750% due 07/01/2022..............................  8,578,580             -     8,578,580

8,260,000            -    8,260,000    Time Warner Inc., Deb.,                                         -             -             -

        -            -           -        9.150% due 02/01/2023.............................. 10,162,920             -    10,162,920

        -            -           -     United Air Lines Inc.:                                          -             -             -

5,000,000            -    5,000,000       Equipment Trust certificates,                                -             -             -

        -            -           -        10.850% due  07/05/2014............................  6,467,815             -     6,467,815

        -            -           -        Pass-through certificates:                                   -             -             -

3,000,000            -    3,000,000       9.080% due 10/26/2015..............................  3,563,730             -     3,563,730

5,500,000            -    5,500,000       9.560% due 10/19/2018..............................  6,801,630             -     6,801,630

        -    1,012,000    1,012,000    USG Corporation, 9.25%, 09/15/01......................          -     1,098,020     1,098,020

        -      495,000      495,000    U.S.A  Waste Services, 7.13%, 10/01/07................          -       513,563       513,563

  300,000            -      300,000    US West Capital Funding, Inc.,                                  -             -             -

        -            -           -        6.950% due 01/15/2037..............................    315,901             -       315,901

1,200,000            -    1,200,000    Veterinary Centers of America, Conv. Sub. Deb ,                 -             -             -

        -            -           -        5.250% due 05/01/2006..............................  1,032,000             -     1,032,000

1,000,000            -    1,000,000    V.F. Corporation, Note,                                         -             -             -

        -            -           -        9.500% due 05/01/2001..............................  1,094,796             -     1,094,796

        -      350,000      350,000    Wal-Mart Stores, 8.63%, 04/01/01......................          -       374,500       374,500

        -            -           -     WMX Technology Incorporated                                     -             -             -

        -    1,145,000    1,145,000    7.70%, 10/01/02.......................................          -     1,195,094     1,195,094

        -      200,000      200,000    8.25%, 11/15/99.......................................          -       205,000       205,000

                                                                                             ---------------------------------------

                                                                                             149,359,822    20,676,450   170,036,272


Transportation

        -      200,000      200,000    Southwest Airlines, 7.88%, 09/01/07...................          -       219,250       219,250

        -                        -     Union Pacific Corporation                                       -             -             -

        -      250,000      250,000    7.38%, 05/15/01.......................................          -       258,125       258,125

        -      200,000      200,000    9.63%, 12/15/02.......................................          -       224,250       224,250

                                                                                             ---------------------------------------

                                                                                                       -       701,625       701,625

Utilities
        -      305,000      305,000    Florida Power & Light, 5.38%, 04/01/00................          -       301,950       301,950

        -      125,000      125,000    Virginia Electric & Power, 8.88%, 06/01/99............          -       128,750       128,750

                                                                                             ---------------------------------------

                                                                                                       -       430,700       430,700


Yankee (U S  Dollar Denominated)
1,000,000            -    1,000,000    Alberta Province,
        -            -           -        9.250% due 04/01/2000..............................  1,061,880             -     1,061,880

8,500,000            -    8,500,000    Petro-Canada, Deb.,                                             -             -             -

        -            -           -        9.250% due 10/15/2021.............................. 10,778,340             -    10,778,340

  500,000            -      500,000    Peregrine Investment Finance,                                   -             -             -

        -            -           -        4.500% due 12/01/2000..............................     52,500             -        52,500

1,650,000            -    1,650,000    Republic of Korea, Unsub.,                                      -             -             -

        -            -           -        8.875% due 04/15/2008..............................  1,622,722             -     1,622,722

1,750,000            -    1,750,000    SB Treasury Company,                                            -             -             -

        -            -           -        9.400% due 12/29/2049..............................  1,779,713             -     1,779,713

1,500,000            -    1,500,000    Tokai PFD Capital company,                                      -             -             -

        -            -           -        9.980% due 12/29/2049..............................  1,481,865             -     1,481,865

  500,000            -      500,000    Total Access Communications,                                    -             -             -

        -            -           -        2.000% due 05/31/2006..............................    412,500             -       412,500

5,750,000            -    5,750,000    Trans-Canada Pipeline Corporation, Deb.,                        -             -             -

        -            -           -        8.500% due 03/20/2023..............................  6,331,095             -     6,331,095

                                                                                             ---------------------------------------

                                                                                              23,520,615             -    23,520,615


                                       Total Corporate Bonds and Notes                       223,659,951    55,487,172   279,147,123

MORTGAGE-BACKED SECURITIES - 9 2%
Governemet Agency
Federal Home Loan Mortgage Corporation (FHLMC)
  386,241            -      386,241       8.750% due 06/15/2005..............................    391,457             -       391,457

1,000,000            -    1,000,000       7.500% due 07/15/2020..............................  1,013,998             -     1,013,998

        -            -           -     GOLD:                                                           -             -             -

1,438,160            -    1,438,160       #C00362,                                                     -             -             -

        -            -           -         9.000% due 06/01/2024.............................  1,519,956             -     1,519,956

  727,003            -      727,003       #C80253,                                                     -             -             -

        -            -           -         9.000% due 01/01/2025.............................    768,351             -       768,351

2,886,671            -    2,886,671    Weyerhauser 1982-C FHA Putable,                                 -             -             -

                                          7.430% due 06/01/2022..............................  2,946,881             -     2,946,881

                                                                                             ---------------------------------------

                                                                                               6,640,643             -     6,640,643


                                             PRO FROMA COMBINED PORTFOLIO INVESTMENTS

               PRINCIPAL AMOUNT                      APRIL 30, 1998 (UNAUDITED)                           MARKET VALUE
  ---------------------------------------                                                  -----------------------------------------
     WM GROUP      GRIFFIN     PRO FORMA                                                      WM GROUP       GRIFFIN      PRO FORMA
   INCOME FUND    BOND FUND     COMBINED                                                    INCOME FUND     BOND FUND      COMBINED
CORPORATE BONDS AND NOTES - 80.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
             -      350,382      350,382    6.00%, 04/01/04................................           -       347,755       347,755
             -    1,057,000    1,057,000    6.50%, 04/01/13 (b)............................           -     1,060,626     1,060,626
             -      150,000      150,000    6.86%, 06/17/11................................           -       153,281       153,281
             -       74,904       74,904    7.00%, 07/01/22................................           -        75,723        75,723
             -      212,595      212,595    7.00%, 07/01/23................................           -       214,919       214,919
             -       93,853       93,853    7.00%, 08/01/26................................           -        94,879        94,879
             -      159,877      159,877    7.00%, 09/01/26................................           -       161,625       161,625
             -       23,768       23,768    7.00%, 11/01/26................................           -        24,028        24,028
             -       78,437       78,437    7.50%, 09/01/11................................           -        80,667        80,667
             -      320,499      320,499    7.54%, 06/01/16................................           -       339,128       339,128
             -    1,609,000    1,609,000    7.00%, 05/01/13................................           -     1,635,645     1,635,645
                                                                                              --------------------------------------
                                                                                                      -     4,188,276     4,188,276
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
     2,382,790            -   2,382,790     6.000% due 02/15/2024..........................   2,309,066             -     2,309,066
     1,961,789            -   1,961,789     6.500% due 03/15/2024..........................   1,946,467             -     1,946,467
     1,723,504            -   1,723,504     6.500% due 07/15/2024..........................   1,717,401             -     1,717,401
       718,135            -     718,135     6.500% due 08/15/2023..........................     712,527             -       712,527
     1,972,532            -   1,972,532     6.500% due 12/15/2023..........................   1,957,126             -     1,957,126
             -      310,659     310,659     7.00%, 11/15/23................................           -       314,347       314,347
     1,399,007            -   1,399,007     7.000% due 07/15/2023..........................   1,417,376             -     1,417,376
             -    1,607,000   1,607,000     7.50%, 05/01/28................................           -     1,648,670     1,648,670
             -      548,024     548,024     7.50%, 12/15/23................................           -       565,151       565,151
             -      233,804     233,804     8.00%, 06/15/27................................           -       242,644       242,644
             -      313,051     313,051     8.00%, 07/15/17................................           -       326,062       326,062
             -    1,877,536   1,877,536     8.00%, 08/15/27................................           -     1,948,526     1,948,526
       181,726            -     181,726     9.000% due 12/01/2004..........................     189,960             -       189,960
                                                                                              --------------------------------------
                                                                                             10,249,923     5,045,400    15,295,323

                                       Total Government Agency............................   16,890,566     9,233,676    26,124,242

Collateralized Mortgage Obligations (CMO)

             -      519,000      519,000    Capital Equipment Receivable Trust, 6 28%,
                                             06/15/00.....................................            -       522,062       522,062
             -      504,000      504,000    CIT Revenue Trust, 6.20%, 10/15/06............            -       505,562       505,562
     1,750,000            -    1,750,000    Donaldson, Lufkin & Jenrette, Acceptance
                                             Corporation, 1993-MF17,......................            -             -             -
             -            -            -       7.350% due 12/18/2003......................    1,789,979             -     1,789,979
     1,403,751            -    1,403,751    Donaldson, Lufkin & Jenrette, Acceptance
                                             Corporation, 1995-Q10,.......................            -             -             -
             -            -            -       8.3534% due 01/25/2026.....................    1,305,489             -     1,305,489
       851,443            -      851,443    Resolution Trust Corporation-1991-M2 - A-2,...            -             -             -
             -            -            -       7.5062% due 09/25/2020.....................      724,659             -       724,659
       850,000            -      850,000    Ryland Mortgage Securities Corporation -
                                             1992-12A,....................................            -             -             -
             -            -            -       6.500% due 09/25/2023......................      837,305             -       837,305
                                                                                              --------------------------------------
                                            Total Collateralized Mortgage Obligations.....    4,657,432     1,027,624     5,685,056

                                            Total Mortgage-Backed Securities..............   21,547,998    10,261,300    31,809,298

U.S. TREASURY OBLIGATIONS - 7.0%
U.S. Treasury Bonds
     2,500,000            -   2,500,000     6.250% due 08/15/2023.........................    2,572,657             -     2,572,657
     5,000,000            -   5,000,000     6.125% due 11/15/2027.........................    5,121,880             -     5,121,880
             -    4,936,000   4,936,000     7.25%, 08/15/22...............................            -     5,684,150     5,684,150
                                                                                              --------------------------------------
                                                                                              7,694,537     5,684,150    13,378,687
U.S. Treasury Notes

             -    3,636,000   3,636,000     5.88%, 11/15/99...............................            -     3,651,453     3,651,453
       500,000            -     500,000     6.375% due 03/31/2001.........................      509,844             -       509,844
             -      419,000     419,000     6.38%, 08/15/02...............................            -       417,609       417,609
             -    1,514,000   1,514,000     6.50%, 10/15/06...............................            -     1,587,051     1,587,051
             -    3,738,000   3,738,000     6.75%, 05/31/99...............................            -     3,784,650     3,784,650
     1,000,000            -   1,000,000     9.000% due 05/15/1998.........................    1,001,876             -     1,001,876
                                                                                              --------------------------------------
                                                                                              1,511,720     9,440,763    10,952,483

                                       Total U.S. Treasury Obligations....................    9,206,257    15,124,913    24,331,170

PREFERRED STOCK - 1.2%
         2,000            -   2,000         California Federal Bank, Series B.............      217,813             -       217,813
        15,100            -   15,100        First Industrial Realty Trust, Series A.......      396,375             -       396,375
        28,000            -   28,000        Microsoft Corporation, Conv...................    2,607,500             -     2,607,500
        15,000            -   15,000        Penncorp Financial Group......................      903,750             -       903,750
                                                                                              --------------------------------------
                                            Total Preferred Stock.........................    4,125,438             -     4,125,438

REPURCHASE AGREEMENT - 2.3%

     1,438,000            -   1,438,000     Agreement with Goldman Sachs, 5.30% dated
                                             4/30/98, to be repurchased at $1,438,212 on
                                             5/1/98, collateralized by $1,398,886 U.S.
                                             Treasury Note,
                                             6.50% due 8/15/05 (Market Value $1,479,800)..... 1,438,000            -     1,438,000
             -    6,443,304   6,443,304     State Street Bank & Trust Co.,
                                            Master Repurchase Agreement, 4.25%,
                                            Dated 4/30/98 due 5/1/98, Collateralized
                                            by U.S. Government Securities                             -     6,443,291     6,443,291
                                                                                              --------------------------------------
                                            Total Repurchase Agreement                        1,438,000     6,443,291     7,881,291

                                  Total Investments - 100.2%, (Cost $)                      259,977,644    87,316,676   347,294,320

                                  Other Assets and Liabilities, Net - (0.2%)                  2,546,980    (3,288,567)     (741,587)


                                  TOTAL NET ASSETS - 100.0%                                 262,524,624    84,028,109   346,552,733

--------------------------------------------------------------------------------
(a) U.S. dollar denominated securities issued by foreign corporations and/or governments

(b) Settlement is on a delayed delivery or when issued basis with final maturity to be announced (TBA) in the future

          The total cost basis of such securities is $1,155,096.

WM GROUP INCOME FUND & GRIFFIN BOND FUND

Notes to Pro Forma Financial Statements (unaudited)

1.   Basis of Combination

     The pro forma combined financial statements reflect the combined financial position of the WM Group Income Fund and the Griffin Bond Fund at April 30, 1998 and the pro forma combined results of operations for the year ended December 30, 1997 and the four month period ended April 30, 1998 as though the reorganization had occurred on January 1, 1997.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Bond Fund in exchange for shares of WM Group Income Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at amortized cost which approximates fair value. Historical cost amounts represent the combined cost basis of the securities.

3.   Pro Forma Statements of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of the WM Group shares at April 30, 1998.

4.   Pro Forma Statements of Operations

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1998 (UNAUDITED)

                                                             GRIFFIN          WM
                                                            GROWTH &       GROWTH &        PROFORMA            PRO FORMA
                                                           INCOME FUND    INCOME FUND     ADJUSTMENTS           COMBINED
                    ASSETS:
 Investments at value                                      $358,552,211   $851,615,589                       $1,210,167,800
                                                                                                                          -
                                                           ----------------------------------------------------------------
     Total Investments                                      358,552,211    851,615,589             -          1,210,167,800
 Cash/Cash Equivalents                                          628,677         97,112                              725,789
 Receivable for dollar roll fee income                                               -                                    -
 Dividends and/or interest receivable                           329,687        575,668                              905,355
 Receivable for Fund shares Sold                                273,792      1,803,374                            2,077,166
 Receivable for investment securities sold                    5,135,137      4,056,290                            9,191,427
 Unamortized  organization costs                                                     -                                    -
 Prepaid expenses and other assets                               40,894         55,086                               95,980
                                                           ----------------------------------------------------------------
           Total Assets                                     364,960,398    858,203,119             -          1,223,163,517
                    LIABILITIES:                                                                                          -
 Payable for dollar roll transactions                                                -                                    -
 Variation margin payable                                                            -                                    -
 Reverse repurchase agreements                                                       -                                    -
 Payable for Fund shares redeemed                                     -      1,427,330                            1,427,330
 Payable for investment securities purchased                  8,090,892      8,118,105                           16,208,997
 Investment advisory fee payable                                               507,092                              507,092
 Administration fee payable                                                          -                                    -
 Shareholder servicing and distribution fees payable                           147,766                              147,766
 Dividends payable                                                    -         14,192                               14,192
 Accrued legal and audit fees                                                   15,000                               15,000
 Accrued Trustees' fees and expenses                                             4,556                                4,556
 Accrued registration and filing fees payable                                   67,000                               67,000
 Due to Custodian                                                                    -                                    -
 Net Unrealized Depreciation of Fwd For Curr Cts                                     -                                    -
 Accrued Expenses and other payables                            360,179        425,671                              785,850
                                                           ----------------------------------------------------------------
           Total Liabilities                                  8,451,071     10,726,712             -             19,177,783

 TOTAL NET ASSETS                                           356,509,327    847,476,407             -          1,203,985,734
                                                           ================================================================
                    NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                          113,589   $  (139,329)                              (25,740)
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions               23,572,875     14,101,909                           37,674,784
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                          41,224,259    185,565,186                          226,789,445
 Paid-in capital                                            291,598,604    647,948,641                          939,547,245
                                                           ----------------------------------------------------------------
 TOTAL NET ASSETS                                          $356,509,327   $847,476,407   $         -         $1,203,985,734
                                                           ================================================================
NET ASSETS:
 Class A Shares                                            $302,118,157   $515,796,138                       $  817,914,295
                                                           ================================================================
 Class B Shares                                            $ 54,391,170   $118,479,313                       $  172,870,483
                                                           ================================================================
 Class S Shares                                            $          -   $ 15,138,449                       $   15,138,449
                                                           ================================================================
 Class I Shares                                            $          -   $198,062,507                       $  198,062,507
                                                           ================================================================
SHARES OUTSTANDING:
 Class A Shares                                              14,866,688     23,965,982   (829,052.24)  (a)       38,003,618
                                                           ================================================================
 Class B Shares                                               2,686,109      5,552,497   (137,083.35)  (a)        8,101,523
                                                           ================================================================
 Class S Shares                                                                708,785             -                708,785
                                                           ================================================================
 Class I Shares                                                              9,182,243             -              9,182,243
                                                           ================================================================
NET ASSET VALUE PER SHARE:
 Class A Shares                                            $      20.32   $      21.52                       $        21.52
                                                           ================================================================
 Class B Shares                                            $      20.25   $      21.34                       $        21.34
                                                           ================================================================
 Class S Shares                                                           $      21.36                       $        21.36
                                                           ================================================================
 Class I Shares                                                           $      21.57                       $        21.57
                                                           ================================================================

            See accompanying notes to pro forma financial statemets

--------------------------------------------------------------------------------
(a) Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of WM Group shares at April 30, 1998.

                PRINCIPAL AMOUNT              Pro Forma Combined Portfolio of Investments               MARKET VALUE
   ----------------------------------------------                                          -----------------------------------------

           WM GROUP      GRIFFIN                  APRIL 30, 1998 (Unaudited)                 WM GROUP         GRIFFIN
           GROWTH &      GROWTH &    PRO FORMA                                                GROWTH &         GROWTH &    PRO FORMA

          INCOME FUND   INCOME FUND  COMBINED                                                INCOME FUND      INCOME FUND   COMBINED
COMMON STOCK - 94 3%
AEROSPACE / DEFENSE


               50,000          -      50,000   Boeing Company............................     2,503,125          --       2,503,125
               71,719          -      71,719   Lockheed Martin Corporation...............     7,987,704          --       7,987,704
              127,900          -     127,900   Northrop Grumman Corporation..............    13,517,431         --       13,517,431
                    -     30,900      30,900   Raytheon Company, Series A................          --       1,705,294     1,705,294
                                                                                           -----------------------------------------
                                                                                             24,008,260     1,705,294    25,713,554
BANKS / SAVING & LOANS
                    -     50,100      50,100   BankAmerica Corp..........................          --       4,258,500     4,258,500
               62,800          -      62,800   Bank of New York Company Inc..............     3,709,125          --       3,709,125
                    -     27,600      27,600   Chase Manhattan...........................          --       3,824,325     3,824,325
               57,400          -      57,400   Citicorp..................................     8,638,700          --       8,638,700
              240,000          -     240,000   First Union Corporation...................    14,490,000          --      14,490,000
               92,500          -      92,500   KeyCorp...................................     3,671,094          --       3,671,094
               74,000          -      74,000   Mellon Bank Corporation...................     5,328,000          --       5,328,000
              159,924          -     159,924   Norwest Corporation.......................     6,346,984          --       6,346,984
              240,000          -     240,000   Prime Bancshares Inc......................     6,420,000          --       6,420,000
               15,025          -      15,025   Wells Fargo & Company.....................     5,536,713          --       5,536,713
                                                                                             54,140,616     8,082,825    62,223,441
BASIC INDUSTRIES                                                                           -----------------------------------------

              102,900          -     102,900   Albemarle Corporation.....................     2,559,638          --       2,559,638
              267,100          -     267,100   Allegheny Teledyne Inc....................     6,777,650          --       6,777,650
                    -    123,400     123,400   Bethlehem Steel Corp   (a)................          --       1,920,413     1,920,413
                    -     67,200      67,200   British Steel PLC.........................          --       1,827,000     1,827,000
                    -    128,000     128,000   Broken Hill Proprietary Company Limited ADR         --       2,528,000     2,528,000
               94,165          -      94,165   Commscope Inc  (a)........................     1,530,186          --       1,530,186
                    -     79,600      79,600   Crown Cork & Seal.........................          --       4,144,175     4,144,175
               62,100          -      62,100   Du Pont (E I ) de Nemours & Company.......     4,521,656          --       4,521,656
                    -     75,400      75,400   IMC Global Inc............................          --       2,714,400     2,714,400
                    -     75,900      75,900   Inco Limited..............................          --       1,332,994     1,332,994
                    -    111,500     111,500   Louisiana Pacific Corp....................          --       2,439,063     2,439,063
                    -     31,100      31,100   Phelps Dodge..............................          --       2,087,588     2,087,588
                    -     45,600      45,600   Reynolds Metals Co........................          --       3,009,600     3,009,600
                    -     64,500      64,500   Union Carbide.............................          --       3,128,250     3,128,250
              614,000    226,400     840,400   Waste Management Inc......................    20,569,000     7,584,400    28,153,400
               98,600          -      98,600   Weyerhaeuser Company......................     5,681,825             -     5,681,828
                                                                                           -----------------------------------------
                                                                                             41,639,955    32,715,883    74,355,838
BUSINESS SERVICES
              200,733          -     200,733   ACNielson Corporation.....................     5,620,524             -     5,620,524
              257,829          -     257,829   Cendant Corporation.......................     6,445,725             -     6,445,725
              110,000          -     110,000   Cognizant Corporation.....................     5,658,125             -     5,658,125
                                                                                             17,724,374             -    17,724,374
CAPITAL GOODS
                    -     87,600      87,600   Alcatel Alsthom ADR.......................             -     3,175,500     3,175,500
              135,700          -     135,700   Allied Signal Inc.........................     5,945,355             -     5,945,355
                    -     18,500      18,500   Case Corporation..........................             -     1,175,906     1,175,906
               80,000          -      80,000   Cooper Industries Inc.....................     5,350,000             -     5,350,000
               81,450          -      81,450   Crane Company.............................     4,383,028             -     4,383,028
              297,848          -     297,848   Donaldson Company Inc.....................     7,557,893             -     7,557,893
              153,000          -     153,000   International Game Technology.............     4,255,313             -     4,255,313
                    -     43,200      43,200   Litton Industries Inc   (a)...............             -     2,592,000     2,592,000
                    -     31,100      31,100   Lockheed Martin Corp......................             -     3,463,763     3,463,763
                    -     47,100      47,100   LucasVarity PLC...........................             -     2,119,500     2,119,500
                    -     26,900      26,900   Northrop Grumman Corporation..............             -     2,842,994     2,842,994
              180,001          -     180,001   Tyco International Limited................     9,810,031             -     9,810,031
                    -     41,200      41,200   United Technologies.......................             -     4,055,625     4,055,625
                                                                                           -----------------------------------------
                                                                                             37,301,620    19,425,288    56,726,908
COMPUTER / SYSTEMS
              235,800          -     235,800   Bay Networks Inc  (a).....................     5,526,563             -     5,526,563
              120,800          -     120,800   Cabletron Systems, Inc  (a)...............     1,600,600             -     1,600,600
               97,250          -      97,250   Cisco Systems Inc (a).....................     7,123,563             -     7,123,563
              193,500          -     193,500   EMC Corporation (a).......................     8,925,189             -     8,925,189
               62,000          -      62,000   Hewlett-Packard Company...................     4,669,375             -     4,669,375
               71,600          -      71,600   International Business Machines Corporation    8,296,650             -     8,296,650
                                                                                           -----------------------------------------
                                                                                             36,141,940             -    36,141,940
COMPUTER SOFTWARE
              124,700          -     124,700   Adobe Systems Inc (a).....................     6,242,794             -     6,242,794
              385,950          -     385,950   Barra Inc.................................     9,262,800             -     9,262,800
               67,000          -      67,000   Computer Associates International Inc.....     3,923,687             -     3,923,687
              259,000          -     259,000   First Data Corporation....................     8,773,625             -     8,773,625
              173,000          -     173,000   Microsoft Corporation.....................    15,591,624             -    15,591,624
              260,000          -     260,000   Oracle Corporation(a).....................     6,727,500             -     6,727,500
                                                                                           -----------------------------------------
                                                                                             50,522,030             -    50,522,030
CONSUMER DURABLES
               50,800          -      50,800   Goodyear Tire & Rubber Company............     3,556,000             -     3,556,000
                    -     48,900      48,900   Hasbro Inc................................             -     1,800,134     1,800,134
                    -     82,900      82,900   Lear Corporation  (a).....................             -     4,440,331     4,440,331
               29,500          -      29,500   Miller Industries, Inc....................       226,781             -       226,781
                    -     52,500      52,500   Philips Electronics N V  ADR..............             -     4,725,000     4,725,000
              161,900          -     161,900   Sony Corporation, ADR.....................    13,751,381             -    13,751,381
                    -     69,700      69,700   Whirlpool Corporation.....................             -     5,018,400     5,018,400
              252,400          -     252,400   Zurn Industries Inc.......................    10,884,750             -    10,884,750
                                                                                             28,418,912    15,983,865    44,402,777

                            WM Growth & Income Fund
                  Pro Forma Combined Statement of Operations
                           For the Period Ended 4/30/98
                                  (unaudited)

                                                                  GRIFFIN          WM
                                                                 GROWTH &        GROWTH &         PRO FORMA     PRO FORMA
                                                                INCOME FUND    INCOME FUND      ADJUSTMENTS      COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                  2,500,784     $  3,125,551                      5,626,335
 Foreign Withholding Tax on Dividend Income                                                -                              -
 Interest Income                                                    286,452     $     61,677                        348,129
 Fee Income                                                                                -                              -
                                                                -----------------------------------------------------------
      Total Investment Income                                     2,787,236        3,187,228           -          5,974,464
                                                                -----------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                           887,355        1,454,583    (266,264) (A)     2,075,674
 Administration Fees                                                295,785                -    (295,785) (B)             -
 Custodian Fees                                                      65,218           81,674                        146,892
 Legal and Audit Fees                                                31,684           15,700                         47,384
 Trustees' Fees and Expenses                                          3,919           11,600                         15,519
 Amortization of Organization Costs                                   8,390                -                          8,390
 Registration and Filing Fees                                        20,722           67,000                         87,722
 Other                                                               54,117          371,262                        425,379
                                                                ----------------------------------------------------------
          Subtotal                                                1,367,190        2,001,819    (562,049)         2,806,960
 Shareholder Servicing and Distribution Fees
       Class A Shares                                               314,902          241,491      90,814  (C)       647,207
       Class B Shares                                               219,316          192,380      25,783  (D)       437,479
       Class S Shares                                                                 19,027                         19,027
Interest Expense                                                                           -                              -
 Fees Waived and/or Expenses Absorbed by Investment                                                                       -
     Advisor                                                       (507,185)               -     353,528  (E)      (153,657)
                                                                -----------------------------------------------------------
           Subtotal                                               1,394,223        2,454,717     (91,925)         3,757,016
 Fees Reduced by Credits Allowed by the Custodian                                     (5,633)                        (5,633)
                                                                -----------------------------------------------------------
          Net Expenses                                            1,394,223        2,449,084     (91,925)         3,751,383
                                                                -----------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                     1,393,013          738,144      91,925          2,223,082
                                                                -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
       (LOSS) ON INVESTMENTS
 Realized Gains/(Loss) from:
         Security Transactions                                   23,225,718       29,807,768                     53,033,486
         Forward Foreign Currency Contracts and
              Foreign Currency Transactions                                                -                              -
         Futures Contracts                                                                 -                              -
 Net Unrealized Appreciation/(Depreciation) of:
        Securities                                               23,374,245       99,087,021                    122,461,266
         Forward Foreign Currency Contracts                                                -                              -
         Foreign Currency, Written Options, Futures                                                                       -
               Contracts and Other Assets and Liabilities                                  -                              -
                                                                -----------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investment           46,599,963      128,894,789           -        175,494,752
                                                                -----------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS                                                                                    -
      RESULTING FROM OPERATIONS                                 $47,992,976     $129,632,933   $  91,925       $177,717,834
                                                                ===========================================================


(A) Decrease in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

(B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(C) Addition of shareholder servicing fee at a monthly rate of $1.25 per shareholder account.

(D) Addition of shareholder servicing fee at a monthly rate of $1.35 per shareholder account.

(E) Fees waived and/or expense absorbed by investment advisor adjusted to .04% of average daily net assets.

                            WM Growth & Income Fund
                  Pro Forma Combined Statement of Operations
                             For the Year Ended 10/31/98
                                  (unaudited)

                                                              GRIFFIN          WM
                                                              GROWTH &      GROWTH &     PRO FORMA         PRO FORMA
                                                            INCOME FUND   INCOME FUND   ADJUSTMENTS         COMBINED
 INVESTMENT INCOME:
 Dividend Income                                              3,216,803    $4,332,639                      7,549,442
 Foreign Withholding Tax on Dividend Income                                         -                              -
 Interest Income                                                414,585    $  188,590                        603,175
 Fee Income                                                                         -                              -
                                                        ------------------------------------------------------------
      Total Investment Income                                 3,631,388     4,521,229            -         8,152,617
                                                        ------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                     1,180,997     1,630,777     (185,014) (A)    2,626,760
 Administration Fees                                            393,666             -     (393,666) (B)            -
 Custodian Fees                                                 115,440        55,954                        171,394
 Legal and Audit Fees                                            49,825        15,587                         65,412
 Trustees' Fees and Expenses                                      8,128         8,745                         16,873
 Amortization of Organization Costs                              17,201             -                         17,201
 Registration and Filing Fees                                    33,872        80,933                        114,805
 Other                                                          105,067       128,843                        233,910
                                                        ------------------------------------------------------------
          Subtotal                                            1,904,196     1,920,839     (578,680)        3,246,355
 Shareholder Servicing and Distribution Fees                                                                       -
       Class A Shares                                           423,312       752,248      181,628  (C)    1,357,188
       Class B Shares                                           275,080       422,208       51,565  (D)      748,853
       Class S Shares                                                               -                              -
Interest Expense                                                                    -                              -
 Fees Waived and/or Expenses Absorbed by Investment                                                                -
     Advisor                                                   (971,544)            -      786,403  (E)     (185,141)
                                                        ------------------------------------------------------------
           Subtotal                                           1,631,044     3,095,295      440,915         5,167,254
 Fees Reduced by Credits Allowed by the Custodian                             (10,113)                       (10,113)
                                                        ------------------------------------------------------------
          Net Expenses                                        1,631,044     3,085,182      440,915         5,157,141
                                                        ------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                 2,000,344     1,436,047     (440,915)        2,995,476
                                                        ------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
       (LOSS) ON INVESTMENTS
 Realized Gains/(Loss) from:
         Security Transactions                               33,527,632    26,629,017                     60,156,649
         Forward Foreign Currency Contracts and                                                                    -
              Foreign Currency Transactions                                         -                              -
         Futures Contracts                                                          -                              -
 Net Unrealized Appreciation/(Depreciation) of:                                                                    -
         Securities                                           8,827,962    37,406,069                     46,234,031
         Forward Foreign Currency Contracts                                         -                              -
         Foreign Currency, Written Options, Futures                                                                -
               Contracts and Other Assets and                                       -                              -
                Liabilities
                                                        ------------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investments      42,355,594    64,035,086            -       106,390,680
                                                        ------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                             $44,355,938   $65,471,133    $(440,915)     $109,386,156
                                                        ============================================================

 (A) Decrease in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

 (B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

 (C) Addition of shareholder servicing fee at a monthly rate of $1.25 per shareholder account.

 (D) Addition of shareholder servicing fee at a monthly rate of $1.35 per shareholder account.

 (E) Fees waived and/or expense absorbed by investment advisor adjusted to .04% of average daily net assets.

               PRINCIPAL AMOUNT           PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS               MARKET VALUE
          -------------------------------------                                       --------------------------------------------
             WM GROUP     GRIFFIN                  APRIL 30, 1998 (UNAUDITED)            WM GROUP        GRIFFIN
             GROWTH &    GROWTH &    PRO FORMA                                           GROWTH &        GROWTH &    PRO FORMA
           INCOME FUND  INCOME FUND  COMBINED                                          INCOME FUND     INCOME FUND    COMBINED
COMMON STOCK - 94.3%
CONSUMER SERVICES
                     -     117,566     117,566 ACNielsen Corporation  (a)...............         -       3,291,848      3,291,848
                     -     140,300     140,300 American Stores Company..................         -       3,367,200      3,367,200
                     -     132,700     132,700 Circuit City Stores Inc..................         -       5,390,938      5,390,938
                     -      69,500      69,500 Deluxe Corp..............................         -       2,328,250      2,328,250
                     -      75,400      75,400 Federated Department Stores  (a).........         -       3,708,738      3,708,738
                     -     115,800     115,800 Limited..................................         -       3,886,538      3,886,538
                     -      74,800      74,800 McDonald's Corp..........................         -       4,628,250      4,628,250
                     -      23,053      23,053 Reuters Holdings PLC ADR.................         -       1,494,123      1,494,123
                     -     123,800     123,800 Toys R Us Holdings  (a)..................         -       3,412,238      3,412,238
                     -     166,000     166,000 Tricon Global Restaurants  (a)...........         -       5,270,500      5,270,500
                     -      71,900      71,900 Viacom Inc - Class B  (a)................         -       4,170,200      4,170,200
                     -     152,500     152,500 Woolworth  (a)...........................         -       3,507,500      3,507,500
                                                                                        ------------------------------------------
                                                                                                 -      44,456,323     44,456,323
CONSUMER STAPLES
                39,150           -      39,150 Alberto Culver Company, Class A.......... 1,047,263               -      1,047,263
               157,800           -     157,800 Anheuser-Busch Companies Inc............. 7,229,213               -      7,229,213
                87,300           -      87,300 Campbell Soup Company.................... 4,479,581               -      4,479,581
                34,700           -      34,700 General Mills Inc........................ 2,344,419               -      2,344,419
               121,900           -     121,900 Kimberly Clark Corporation............... 6,186,425               -      6,186,425
               436,600           -     436,600 Kimberly Clark De Mexico, ADR............10,715,608               -     10,715,608
               230,000           -     230,000 Pepsico Inc.............................. 9,128,125               -      9,128,125
               170,000           -     170,000 Philip Morris Companies Inc.............. 6,343,125               -      6,343,125
                90,000           -      90,000 Procter & Gamble Company................. 7,396,875               -      7,396,875
                88,400           -      88,400 Ralston Purina Company................... 9,370,400               -      9,370,400
                97,000           -      97,000 Sara Lee Corporation..................... 5,777,563               -      5,777,563
               117,200           -     117,200 Unilever NV.............................. 8,746,050               -      8,746,050
                                                                                        ------------------------------------------
                                                                                        78,764,647               -     78,764,647
CONSUMER/STAPLES
                     -     171,780     171,780 Archer Daniels Midland...................         -       3,693,270      3,693,270
                     -     132,200     132,200 Harcourt General.........................         -       6,899,188      6,899,188
                     -      67,600      67,600 Kimberly-Clark Corp......................         -       3,430,700      3,430,700
                     -      69,900      69,900 Loews Corp...............................         -       6,994,369      6,994,369
                     -     177,600     177,600 Philip Morris Companies Inc..............         -       6,626,700      6,626,700
                     -     136,000     136,000 RJR Nabisco Holdings Corp................         -       3,782,500      3,782,500
                                                                                        ------------------------------------------
                                                                                                 -      31,426,727     31,426,727
ELECTRICAL EQUIPMENT
               116,850           -     116,850 Emerson Electric Company................. 7,434,581               -      7,434,581
               106,000           -     106,000 General Electric Company................. 9,023,250               -      9,023,250
                                                                                        ------------------------------------------
                                                                                        16,457,831               -     16,457,831
ELECTRONICS / SEMICONDUCTORS
               337,425           -     337,425 General Semiconductor, Inc............... 4,618,505               -      4,618,505
               180,800           -     180,800 Intel Corporation........................14,610,900               -     14,610,900
                                                                                        ------------------------------------------
                                                                                        19,229,405               -     19,229,405
ENERGY
                     -      18,000      18,000 British Petroleum ADR....................         -       1,701,000      1,701,000
                     -      77,608      77,608 Burlington Resources.....................         -       3,647,200      3,647,200
                     -      58,900      58,900 ELF Aquitaine ADR........................         -       3,824,819      3,824,819
                     -      87,800      87,800 Mobil Corp...............................         -       6,936,200      6,936,200
                     -      66,600      66,600 Oryx Energy  (a).........................         -       1,739,925      1,739,925
                     -     103,800     103,800 Phillips Petroleum.......................         -       5,144,588      5,144,588
                     -     130,900     130,900 Tosco Corp...............................         -       4,663,313      4,663,313
                     -     115,300     115,300 Unocal Corp..............................         -       4,720,094      4,720,094
                                                                                        ------------------------------------------
                                                                                                 -      32,377,139     32,377,139
FINANCIAL SERVICES
                     -      42,000      42,000 Allmerica Financial Corp.................         -       2,630,250      2,630,250
                63,900           -      63,900 AMBAC Financial Group Inc................ 3,622,331               -      3,622,331
                24,300           -      24,300 Capital One Financial Corporation........ 2,334,319               -      2,334,319
                     -      24,200      24,200 CIGNA Corp...............................         -       5,007,888      5,007,888
                     -      49,100      49,100 Equitable Companies......................         -       3,013,513      3,013,513
                     -      86,500      86,500 Everest Reinsurance Hold.................         -       3,568,125      3,568,125
               208,000           -     208,000 Federal Home Loan Mortgage Corporation... 9,633,000               -      9,633,000
               144,400           -     144,400 Federal National Mortgage Association.... 8,645,950               -      8,645,950
                     -      87,070      87,070 First Union Corporation..................         -       5,256,851      5,256,851
                     -      14,100      14,100 General RE Corporation...................         -       3,152,231      3,152,231
               267,850           -     267,850 Green Tree Financial Corporation.........10,914,888               -     10,914,888
                68,650           -      68,650 Heller Financial Inc..................... 1,853,550               -      1,853,550
                     -      16,100      16,100 ITT Hartford Group.......................         -       1,783,075      1,783,075
               227,950           -     227,950 Liberty Financial Companies.............. 9,132,247               -      9,132,247
                69,600           -      69,600 Marsh and McLennan Companies, Inc........ 6,342,300               -      6,342,300
                     -      89,112      89,112 NationsBank Corp.........................         -       6,750,234      6,750,234
                90,000           -      90,000 Providian Financial Corporation.......... 5,416,875               -      5,416,875
                     -      17,300      17,300 Republic New York Corp...................         -       2,313,875      2,313,875
                     -      70,800      70,800 SAFECO Corp..............................         -       3,535,575      3,535,575
                     -      74,150      74,150 SLM Holding Corp.........................         -       3,165,278      3,165,278
               137,499           -     137,499 Travelers Group Inc...................... 8,413,220               -      8,413,220
                     -      48,330      48,330 Washington Mutual Inc....................         -       3,386,121      3,386,121
                                                                                        ------------------------------------------

                 Principal Amount             Pro Forma Combined Portfolio of Investments               Market Value
     ---------------------------------------                                              ------------------------------------------

                                                      April 30, 1998 (Unaudited)
        WM Group        Griffin                                                              WM Group        Griffin
        Growth &       Growth &    Pro Forma                                                 Growth &       Growth &    Pro Forma
     Income Fund    Income Fund    Combined                                               Income Fund    Income Fund    Combined
                                                                                              66,308,680   43,563,016    109,871,696

Health Care

        150,100              -      150,100     Abbott Laboratories........................   10,976,063            -     10,976,063

              -         36,200       36,200     Aetna Inc..................................            -    2,925,413      2,925,413

        100,000              -      100,000     ALZA Corporation (a).......................    4,793,750            -      4,793,750

         40,000              -       40,000     American Home Products Corporation.........    3,725,000            -      3,725,000

              -         60,300       60,300     Amgen  (a).................................            -    3,595,388      3,595,388

         95,600              -       95,600     Bristol-Myers Squibb Company...............   10,121,650            -     10,121,650

        183,750              -      183,750     Columbia HCA Healthcare Corporation........    6,052,266            -      6,052,266

              -        238,300      238,300     Columbia/HCA Healthcare....................            -    7,849,006      7,849,006

              -        127,550      127,550     Foundation Health Systems  (a).............            -    3,690,978      3,690,978

              -         81,100       81,100     Humana  (a)................................            -    2,189,700      2,189,700

        341,500              -      341,500     Humana Inc. (a)............................    9,220,500            -      9,220,500

        146,550              -      146,550     Johnson & Johnson..........................   10,460,006            -     10,460,006

         97,400              -       97,400     Manor Care Inc.............................    3,415,087            -      3,415,087

        275,000              -      275,000     Medpartners Inc............................    2,818,750            -      2,818,750

        117,000              -      117,000     Merck & Company, Inc.......................   14,098,500            -     14,098,500

        123,033              -      123,033     Pacificare Health Systems-A................    8,643,068            -      8,643,068

         20,000              -       20,000     Pacificare Health Systems-B................    1,432,500            -      1,432,500

         80,000              -       80,000     Perkin Elmer Corporation...................    5,470,000            -      5,470,000

              -         49,000       49,000     Pharmacia & Upjohn Inc.....................            -    2,061,063      2,061,063

              -         71,300       71,300     Tenet Healthcare Inc.  (a).................            -    2,669,294      2,669,294

         35,000              -       35,000     United Healthcare Corporation..............    2,458,750            -      2,458,750

         60,000              -       60,000     Warner Lambert Company.....................   11,351,250            -     11,351,250
                                                                                           -----------------------------------------
                                                                                             105,037,140   24,980,842    130,017,982

Insurance
         77,598              -       77,598     American International Group, Inc  (a).....   10,208,987            -     10,208,987

        161,400              -      161,400     Penncorp Financial Group Inc...............    4,196,400            -      4,196,400
                                                                                           -----------------------------------------
                                                                                              14,405,387            -     14,405,387

Lodging
        523,515              -      523,515     Choice Hotels International Inc............    8,965,194            -      8,965,194

        374,505              -      374,505     Sunburst Hospitality Corporation...........    3,019,447            -      3,019,447

                                                                                              11,984,641            -     11,984,641

Media
        194,800         72,200      267,000     Dun & Bradstreet Corporation...............    6,915,400    2,563,100      9,478,500

        119,600              -      119,600     Lee Enterprises Inc........................    3,744,975                   3,744,975

        205,000              -      205,000     Seagram Company Limited....................    8,750,938            -      8,750,938

        765,601              -      765,601     Tele-Communications TCI Ventures Group.....   12,488,866            -     12,488,866

        191,075              -      191,075     Viacom Inc., Class A.......................   11,034,581            -     11,034,581
                                                                                           -----------------------------------------
                                                                                              42,934,760    2,563,100     45,497,860

Real Estate Investment Trusts (REITS)
        117,500              -      117,500     CCA Prison Realty Trust....................    4,163,906            -      4,163,906

         90,000              -       90,000     Corrections Corporation of American........    2,497,500            -      2,497,500

         83,199              -       83,199     Equity Office Properties Trust (a).........    2,365,974            -      2,365,974

        136,600              -      136,600     Health Care Property Investors Inc.........    4,610,250            -      4,610,250

        152,900              -      152,900     Starwood Hotel & Resort....................    7,673,669            -      7,673,669
                                                                                           -----------------------------------------
                                                                                              21,311,299            -     21,311,299

Retail Sales
         84,600              -       84,600     Federated Department Stores, Inc. (a)......    4,177,125            -      4,177,125

        311,500              -      311,500     Intimate Brands Inc........................    9,033,500            -      9,033,500

         51,000              -       51,000     Wal-Mart Stores Inc........................    2,578,688            -      2,578,688
                                                                                           -----------------------------------------
                                                                                              15,789,313            -     15,789,313

Technology
              -         92,000       92,000     Adaptec Incorporated  (a)..................            -    2,179,250      2,179,250

              -        110,700      110,700     Applied Materials Inc.  (a)................            -    3,999,038      3,999,038

              -        138,000      138,000     Compaq Computer Corp.......................            -    3,872,625      3,872,625

              -         88,100       88,100     DSC Communications  (a)....................            -    1,585,800      1,585,800

              -        118,800      118,800     First Data.................................            -    4,024,350      4,024,350

              -         70,800       70,800     Intel Corporation..........................            -    5,721,525      5,721,525

              -         57,100       57,100     International Business Machines Corporation            -    6,616,463      6,616,463

              -        141,100      141,100     Lam Research Corp.  (a)....................            -    4,374,100      4,374,100

              -        168,300      168,300     National Semiconductor  (a)................            -    3,702,600      3,702,600

              -         84,900       84,900     Sun Microsystems Inc.......................            -    3,496,819      3,496,819

              -         92,200       92,200     Teradyne  (a)..............................            -    3,365,300      3,365,300
                                                                                           -----------------------------------------
                                                                                                       -   42,937,870     42,937,870

Transportation
              -        105,200      105,200     Canadian Pacific Limited ORD PAR...........            -    3,096,825      3,096,825

        219,200              -      219,200     Expeditors International of Washington Inc.    9,316,000            -      9,316,000

              -        122,800      122,800     Republic Industries Inc....................            -    3,415,375      3,415,375

              -        130,300      130,300     Union Pacific..............................            -    7,133,925      7,133,925

        130,100              -      130,100     Union Pacific Corporation..................    7,122,975            -      7,122,975
                                                                                           -----------------------------------------
                                                                                              16,438,975   13,646,125     30,085,100

Utilities
              -         51,000       51,000     A T & T Corporation........................            -    3,063,188      3,063,188

              -         32,172       32,172     Bell Atlantic..............................            -    3,010,093      3,010,093

         49,472              -       49,472     British Petroleum ADR......................    4,675,058            -      4,675,058

              -         64,600       64,600     CMS Energy Corp............................            -    2,822,213      2,822,213

        120,900              -      120,900     Comcast Corporation-Special Class A........    4,329,731            -      4,329,731

              -         35,900       35,900     Duke Power.................................            -    2,077,713      2,077,713

              -         82,300       82,300     Edison International.......................            -    2,453,569      2,453,569

        222,900              -      222,900     Enron Corporation..........................   10,963,894            -     10,963,894

        143,660              -      143,660     Exxon Corporation..........................   10,478,201            -     10,478,201

              -         55,300       55,300     GTE Corporation............................            -    3,231,594      3,231,594

              -         86,100       86,100     Illinova Corp..............................            -    2,631,431      2,631,431

         97,400              -       97,400     Mobil Corporation..........................    7,694,600            -      7,694,600

        103,800              -      103,800     Pennzoil Company...........................    6,649,687            -      6,649,687

              -         60,400       60,400     Pinnacle West Capital Corp.................            -    2,672,700      2,672,700

        145,600              -      145,600     Royal Dutch Petroleum......................    8,235,500            -      8,235,500

        182,900              -      182,900     SBC Communications Inc.....................    7,578,919            -      7,578,919

              -         89,000       89,000     Southern Company...........................            -    2,358,500      2,358,500

        249,600              -      249,600     Sprint Corporation.........................   17,050,800            -     17,050,800

        333,700              -      333,700     Tosco Corporation..........................   11,888,062            -     11,888,062

        230,000              -      230,000     WorldCom Inc. (a)..........................    9,839,687            -      9,839,687
                                                                                           -----------------------------------------
                                                                                              99,384,139   24,321,001    123,705,140


                                                Total Common Stocks                          797,943,924  338,185,298  1,136,129,222


                 Principal Amount             Pro Forma Combined Portfolio of Investments            Market Value
        --------------------------------------                                          ---------------------------------------
        WM Group        Griffin                       April 30, 1998 (Unaudited)                       WM Group         Griffin
        Growth &        Growth &     Pro Forma                                                         Growth &         Growth &
       Income Fund    Income Fund     Combined                                                        Income Fund     Income Fund
CONVERTIBLE NOTES - 0.5%
       580,000            -     580,000     Alberto-Culver Corporation
             -            -           -        5.500% due 06/30/2005.............................         960,625                -
     2,662,000            -   2,662,000     Berkshire Hathaway, Conv. Sr. Note,                                 -                -
             -            -           -        1.000% due 12/03/2001.............................       4,934,683                -
         1,000            -       1,000     Lehman Brothers Holdings,                                           -                -
             -            -           -        5.000% due 02/26/2001.............................          69,000                -
                                                                                                      -------------    ------------
                                            Total Convertible Notes                                     5,964,308                -

PREFERRED STOCK - 3.5%
        36,000            -      36,000     Cendant Corporation, Conv. Pfd.,
             -            -           -        7.500% due 02/16/2001.............................       1,482,750                -
       110,000            -     110,000     Loral Space & Communication, 3.000%..................       9,267,500                -
       220,500            -     220,500     Medpartners Inc -"TAPS"..............................       2,907,844                -
             -      109,500     109,500     News Corporation, Ltd. ADR...........................               -        2,552,719
       135,000            -     135,000     Nextlink Communications, Conv. Pfd.,                                -                -
             -            -           -        6.500% due 03/31/2010.............................       6,361,875                -
       128,900            -     128,900     Pacificare Health Systems-Pfd........................       3,560,863                -
       158,100            -     158,100     Penncorp Financial Group, $3.375, Series.............       9,525,525                -
        94,600            -      94,600     Sinclair Broadcast Group.............................       6,149,000                -
                                                                                                      -----------------------------
                                            Total Preferred Stocks                                     39,255,357        2,552,719

REPURCHASE AGREEMENT - 2.2%
     8,452,000            -   8,452,000     Agreement with Goldman Sachs, 5.30% dated
                                              4/30/98, to be repurchased
                                              at $8,453,244 on 5/1/98, collateralized by
                                              $8,222,101 U.S. Treasury Note,
                                              6.50% due 8/15/05 (value $8,697,682)...............       8,452,000               -
             -   17,814,208  17,814,208     Agreement withi State Street Bank & Trust Co.
                                            Master Repurchase Agreement, 4.25%, dated
                                            4/30/98 due 5/1/98, Collateralized by
                                            U.S. Government Securities
                                            (delivery value $17,814,208).........................               -       17,814,208
                                                                                                      -----------------------------
                                            Total Repurchase Agreements                                 8,452,000       17,814,208


                                            Total Investments - 100.5%  (Cost $983,378,354)           851,615,589      358,552,225

                                            Other Assets and Liabilities, Net - (0.5%)                 (4,139,182)      (2,042,898)

                                            TOTAL NET ASSETS - 100.0%                                 847,476,407      356,509,327

                                                                                                    PRO FORMA
                                                                                                    COMBINED
CONVERTIBLE NOTES - 0.5%
       580,000            -     580,000     Alberto-Culver Corporation
             -            -           -        5.500% due 06/30/2005.............................         960,625
     2,662,000            -   2,662,000     Berkshire Hathaway, Conv. Sr. Note,                                 -
             -            -           -        1.000% due 12/03/2001.............................       4,934,683
         1,000            -       1,000     Lehman Brothers Holdings,                                           -
             -            -           -        5.000% due 02/26/2001.............................          69,000
                                                                                                    -------------
                                            Total Convertible Notes                                     5,964,308

PREFERRED STOCK - 3.5%
        36,000            -      36,000     Cendant Corporation, Conv. Pfd.,
             -            -           -        7.500% due 02/16/2001.............................       1,482,750
       110,000            -     110,000     Loral Space & Communication, 3.000%..................       9,267,500
       220,500            -     220,500     Medpartners Inc -"TAPS"..............................       2,907,844
             -      109,500     109,500     News Corporation, Ltd. ADR...........................       2,552,719
       135,000            -     135,000     Nextlink Communications, Conv. Pfd.,.................               -
             -            -           -        6.500% due 03/31/2010                                    6,361,875
       128,900            -     128,900     Pacificare Health Systems-Pfd.                              3,560,863
       158,100            -     158,100     Penncorp Financial Group, $3.375, Series                    9,525,525
        94,600            -      94,600     Sinclair Broadcast Group                                    6,149,000
                                                                                                    --------------
                                            Total Preferred Stocks                                     41,808,076

REPURCHASE AGREEMENT - 2.2%
     8,452,000            -   8,452,000     Agreement with Goldman Sachs, 5.30% dated
                                              4/30/98, to be repurchased
                                              at $8,453,244 on 5/1/98, collateralized by
                                              $8,222,101 U.S. Treasury Note,
                                              6.50% due 8/15/05 (value $8,697,682)                      8,452,000
             -   17,814,208  17,814,208     Agreement withi State Street Bank & Trust Co.
                                            Master Repurchase Agreement, 4.25%, dated
                                            4/30/98 due 5/1/98, Collateralized by
                                            U.S. Government Securities
                                            (delivery value $17,814,208)                               17,814,208
                                                                                                    --------------
                                            Total Repurchase Agreements                                26,266,208


                                            TOTAL INVESTMENTS - 100.5%  (COST $983,378,354)         1,210,167,814

                                            OTHER ASSETS AND LIABILITIES, NET - (0.5%)                 (6,182,080)

                                            TOTAL NET ASSETS - 100.0%                               1,203,985,734

--------------------------------------------------------------------------------
(a)  Non-Income Producing Security

WM GROUP GROWTH & INCOME FUND AND GRIFFIN GROWTH & INCOME FUND

Notes to Pro Forma Financial Statements (unaudited)

1. Basis of Combination

   The pro forma combined financial statements reflect the combined financial position of the WM Group Growth & Income Fund and the Griffin Growth & Income Fund at April 30, 1998 and the pro forma combined results of operations for the year ended October 30, 1997 and the four month period ended April 30, 1998 as though the reorganization had occurred on November 1, 1996.

   The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

   The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Growth & Income Fund in exchange for shares of WM Group Growth & Income Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

   The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2. Pro Forma Combined Portfolio of Investments

   Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at amortized cost which approximates fair value. Historical cost amounts represent the combined cost basis of the securities.

3. Pro Forma Statements of Assets and Liabilities

   Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of the WM Group shares at April 30, 1998.

4. Pro Forma Statements of Operations

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1998 (UNAUDITED)

                                                             GRIFFIN          WM          PRO FORMA           PRO FORMA
                                                           GROWTH FUND    GROWTH FUND    ADJUSTMENTS           COMBINED
              ASSETS:
 Investments at value                                      $98,207,349    $279,047,749                       $377,255,098
                                                                                                                        -
                                                           --------------------------------------------------------------
     Total Investments                                      98,207,349     279,047,749             -          377,255,098
 Cash/Cash Equivalents                                          90,910               -                             90,910
 Receivable for dollar roll fee income                                               -                                  -
 Dividends and/or interest receivable                           36,088          78,502                            114,590
 Receivable for Fund shares Sold                                 6,955         124,357                            131,312
 Receivable for investment securities sold                      65,721       3,837,149                          3,902,870
 Unamortized  organization costs                                                     -                                  -
 Receivable from investment advisor                                                  -                                  -
 Prepaid expenses and other assets                              13,091           3,648                             16,739
                                                           --------------------------------------------------------------
           Total Assets                                     98,420,114     283,091,405             -          381,511,519
                                                           ==============================================================
              LIABILITIES:                                                                                              -
 Payable for dollar roll transactions                                                -                                  -
 Variation margin payable                                                            -                                  -
 Reverse repurchase agreements                                                       -                                  -
 Payable for Fund shares redeemed                                    -       1,343,140                          1,343,140
 Payable for investment securities purchased                   890,591         431,425                          1,322,016
 Investment advisory fee payable                                               264,023                            264,023
 Administration fee payable                                                          -                                  -
 Shareholder servicing and distribution fees payable                             9,924                              9,924
 Dividends payable                                                   -             204                                204
 Accrued legal and audit fees                                                        -                                  -
 Accrued transfer agent fees                                                         -                                  -
 Accrued Trustees' fees and expenses                                                 -                                  -
 Accrued registration and filing fees payable                                        -                                  -
 Due to Custodian                                                            1,225,485                          1,225,485
 Net unrealized depreciation of fwd for cur cts                                 37,644                             37,644
 Accrued Expenses and other payables                           102,717         225,391                            328,108
                                                           --------------------------------------------------------------
           Total Liabilities                                   993,308       3,537,236             -            4,530,544
                                                           --------------------------------------------------------------

                                                           --------------------------------------------------------------
 TOTAL NET ASSETS                                          $97,426,806    $279,554,169   $         -         $376,980,975
                                                           ==============================================================
              NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                        (437,403)        (12,382)                          (449,785)
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions              (3,841,529)     45,367,823                         41,526,294
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                         24,497,727      66,535,577                         91,033,304
 Paid-in capital                                            77,208,011     167,663,151                        244,871,162
                                                           --------------------------------------------------------------
      TOTAL NET ASSETS                                     $97,426,806    $279,554,169   $         -         $376,980,975
                                                           ==============================================================
NET ASSETS:
  Class A Shares                                           $90,836,380    $112,153,051                       $202,989,431
                                                           ==============================================================
  Class B Shares                                           $ 6,590,426    $ 38,389,530                       $ 44,979,956
                                                           ==============================================================
  Class S Shares                                                          $ 13,282,870                       $ 13,282,870
                                                           ==============================================================
  Class I Shares                                                          $115,728,718                       $115,728,718
                                                           ==============================================================
SHARES OUTSTANDING:
  Class A Shares                                             5,000,777       6,075,731    (79,846.14)  (a)     10,996,662
                                                           ==============================================================
  Class B Shares                                               368,221       2,154,124      1,582.82   (a)      2,523,928
                                                           ==============================================================
  Class S Shares                                                               745,165             -              745,165
                                                           ==============================================================
  Class I Shares                                                             6,234,430             -            6,234,430
                                                           ==============================================================

NET ASSET VALUE PER SHARE:
  Class A Shares                                                $18.16          $18.46                             $18.46
                                                           ==============================================================
  Class B Shares                                                $17.90          $17.82                             $17.82
                                                           ==============================================================
  Class S Shares                                                                $17.83                             $17.83
                                                           ==============================================================
  Class I Shares                                                                $18.56                             $18.56
                                                           ==============================================================

            See accompanying notes to pro forma financial statemets

--------------------------------------------------------------------------------
(a) Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of WM Group shares at June 30, 1998.

                              WM Group Growth Fund
                   Pro Forma Combined Statement of Operations
                        For the Year Ended June 30, 1998
                                   (unaudited)


                                                           GRIFFIN           WM GROUP            PRO FORMA         PRO FORMA
                                                         GROWTH FUND       GROWTH FUND          ADJUSTMENTS         COMBINED
 INVESTMENT INCOME:
 Dividend Income                                         $ 322,886         $ 1,382,894                            $ 1,705,780
 Foreign withholding tax on dividend income                                    (16,446)                               (16,446)
 Interest Income                                            59,579             774,473                                834,052
 Fee Income                                                                          -                                      -
                                                      ------------------------------------------------------------------------
           Total Investment Income                         382,465           2,140,921                 -            2,523,386
                                                      ------------------------------------------------------------------------

 EXPENSES:
 Investment Advisory fee                                   434,066           2,739,222           586,044  (A)       3,759,332
 Administration fee                                        144,689             723,887          (868,576) (B)               -
 Custodian fee                                              94,870              64,008                                158,878
 Legal and Audit fees                                       37,738              34,992                                 72,730
 Trustees' fees and expenses                                 7,943              18,682                                 26,625
 Amortization of organization costs                          5,103               9,110                                 14,213
 Registration and filing fees                                9,309              33,132                                 42,441
 Other                                                      43,457             257,676                                301,133
                                                      ------------------------------------------------------------------------
           Subtotal                                        777,175           3,880,709          (282,532)           4,375,352
Shareholder servicing and distribution fees
      Class A Shares                                       168,889             326,313           271,822  (C)         767,024
      Class B Shares                                        47,886             350,784            84,990  (D)         483,660
      Class S Shares                                                           142,061             3,890  (E)         145,951
 Interest expense                                                                    -                                      -
 Fees waived and/or expenses absorbed by                                                                                    -
      investment advisor                                  (223,015)                  -        (1,062,214) (F)      (1,285,229)
                                                      ------------------------------------------------------------------------
           Subtotal                                        770,935           4,699,867          (984,044)           4,486,758
 Fees reduced by credits allowed by the custodian                               (6,149)                                (6,149)
                                                      ------------------------------------------------------------------------
           Net expenses                                    770,935           4,693,718          (984,044)           4,480,609
                                                      ------------------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                             (388,470)         (2,552,797)          984,044           (1,957,223)
                                                      ------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
      (LOSS) ON INVESTMENTS
 Realized gain from security transactions
      Security transactions                             (2,148,446)         57,657,686                             55,509,240
      Forward foreign currency contracts and                                                                                -
           foreign currency transactions                                       776,368                                776,368
      Futures contracts                                                                                                     -
 Net unrealized appreciation/(depreciation) of:
      Securities                                        15,830,547          33,821,257                             49,651,804
      Forward foreign currency contracts                                      (333,137)                              (333,137)
      Foreign currency, written options, futures
           contracts and other assets and liabilities                           13,146                                 13,146
                                                      ------------------------------------------------------------------------
 Net realized/unrealized gains/(losses) on invsts       13,682,101          91,935,320                 -          105,617,421
                                                      ------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS                                                                                      -
      RESULTING FROM OPERATIONS                       $ 13,293,631        $ 89,382,523           984,044        $ 103,660,198
                                                      ========================================================================


(A) Increase in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on 1.10% of average daily net assets up to $100,000,000 and 1.05% of average daily net assets up to $200,000,000 and 1.025% over that amount.

(B) Elimination of the administration fees, now incorporated in the management fee structure.

(C) Addition of shareholder servicing fee at a monthly rate of $1.25 per shareholder account.

(D) Addition of shareholder servicing fee at a monthly rate of $1.35 per shareholder account.

(E) Addition of shareholder servicing fee at a monthly rate of $1.35 per shareholder account.

(F) Fees waived and/or expense absorbed by investment advisor adjusted to .36% of average daily net assets.

WM GROWTH FUND & GRIFFIN GROWTH FUND

Notes to Pro Forma Combined Financial Statements (unaudited)

1.   Basis of Combination

     The pro forma combined financial statements reflect the pro forma combined financial position of the WM Growth Fund and the Griffin Growth Fund at June 30, 1998 and the pro forma combined results of operations for the year ended June 30, 1998 as though the reorganization had occurred on July 1, 1997.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

     The pro forma combined statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Growth Fund in exchange for shares of WM Growth Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the WM Annual Reports or the Griffin Annual Reports. Historical cost amounts represent the combined cost basis of the securities. A substantial portion of the Griffin Growth Fund's portfolio securities are expected to be sold in connection with the Mergers.

3.   Pro Forma Combined Statements of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Griffin Growth shares into WM shares based upon the net asset value of the WM Growth Fund shares at April 30, 1998.

                                            PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
                                                     JUNE 30, 1998 (UNAUDITED)

                                           SHARES                                                                        VALUE
                          -------------------------------------                                                  ------------------
                                WM        GRIFFIN    PRO FORMA                                                             WM
                           GROWTH FUND  GROWTH FUND  COMBINED                                                          GROWTH FUND
COMMON STOCK - 99.6%
BANKS / SAVINGS & LOANS
                             12,690         -        12,690           Ambanc Holding Company, Inc..................        225,247
                             44,580         -        44,580           Bank of New York Company, Inc................      2,705,449
                             62,035         -        62,035           BankAmerica Corporation......................      5,362,150
                             18,615         -        18,615           First Defiance Financial Corporation.........        260,610
                             11,050         -        11,050           Provident Financial Holdings, Inc. (a).......        229,287
                             28,245         -        28,245           Star Banc Corporation........................      1,804,149
                             66,255         -        66,255           U.S. Bancorp (a).............................      2,848,965
                                  -     6,000         6,000           Zions Bancorporation                                       -
                                                                                                                     -------------

                                                                                                                        13,435,857
BUSINESS SERVICES
                                  -     8,500         8,500           AccuStaff Inc.  (a)..........................              -
                                  -    11,600        11,600           Air Express International....................              -
                             15,640    10,500        26,140           Apollo Group Incorporated  (a)...............        517,098
                                  -    14,600        14,600           Carnival Corp................................              -
                                  -     5,100         5,100           Catalina Marketing Corp.  (a)................              -
                                  -    19,191        19,191           Cendant Corporation  (a).....................              -
                             48,940     7,300        56,240           Cognizant Corporation........................      3,089,338
                                  -    15,025        15,025           Comair Holdings Inc..........................              -
                                  -     9,200         9,200           Equifax Inc..................................              -
                                  -     7,200         7,200           Equity Corporation International  (a)........              -
                                  -     8,700         8,700           Interim Services Incorporated  (a)...........              -
                                  -     6,500         6,500           Interpublic Group of Companies Inc...........              -
                                  -     9,800         9,800           Kansas City Southern Industries Inc..........              -
                             58,030         -        58,030           Lamar Advertising Company (a)................      2,081,826
                                  -    11,300        11,300           LaSalle Partners Incorporated  (a)...........              -
                                  -     5,900         5,900           Manpower Inc.................................              -
                                  -    18,200        18,200           Mutual Risk Management LTD...................              -
                                  -     7,200         7,200           Omnicom Group Incorporated...................              -
                             93,309         -        93,309           Outdoor Systems, Inc. (a)....................      2,612,652
                                  -    10,050        10,050           Paychex Inc..................................              -
                                  -     8,400         8,400           Primark Corporation  (a).....................              -
                                  -     7,600         7,600           Quintiles Transnational Corporation  (a).....              -
                                  -     2,686         2,686           Reuters Holdings PLC ADR.....................              -
                                  -    10,850        10,850           Robert Half International Inc  (a)...........              -
                                  -    14,900        14,900           Romac International  (a).....................              -
                             36,605         -        36,605           Sapient Corporation (a)......................      1,930,914
                                  -    14,200        14,200           Security Capital Group, Series B  (a)........              -
                                  -     8,000         8,000           Service Corporation International............              -
                             35,600         -        35,600           Snyder Communications (a)....................      1,566,400
                                  -    10,300        10,300           Superior Services  (a).......................              -
                                  -     6,525         6,525           Sylvan Learning Systems  (a).................              -
                                  -    10,250        10,250           The Vincam Group  (a)........................              -

                                                             VALUE
                                               ---------------------------
                                                      GRIFFIN    PRO FORMA
                                                   GROWTH FUND    COMBINED
Ambanc Holding Company, Inc..................            -         225,247
Bank of New York Company, Inc................            -       2,705,449
BankAmerica Corporation......................            -       5,362,150
First Defiance Financial Corporation.........            -         260,610
Provident Financial Holdings, Inc. (a).......            -       1,804,149
Star Banc Corporation........................            -       2,848,965
U.S. Bancorp (a).............................      318,750         318,750
                                               ---------------------------
Zions Bancorporation                               318,750      13,754,607  X

AccuStaff Inc.  (a)..........................      265,625         265,625
Air Express International....................      310,300         310,300
Apollo Group Incorporated  (a)...............      347,156         864,254
Carnival Corp................................      578,525         578,525
Catalina Marketing Corp.  (a)................      264,881         264,881
Cendant Corporation  (a).....................      400,612         400,612
Cognizant Corporation........................      459,900       3,549,238
Comair Holdings Inc..........................      463,897         463,897
Equifax Inc..................................      334,075         334,075
Equity Corporation International  (a)........      172,800         172,800
Interim Services Incorporated  (a)...........      279,488         279,488
Interpublic Group of Companies Inc...........      394,469         394,469
Kansas City Southern Industries Inc..........      486,325         486,325
Lamar Advertising Company (a)................            -       2,081,826
LaSalle Partners Incorporated  (a)...........      502,850         502,850
Manpower Inc.................................      169,256         169,256
Mutual Risk Management LTD...................      663,163         663,163
Omnicom Group Incorporated...................      359,100         359,100
Outdoor Systems, Inc. (a)....................            -       2,612,652
Paychex Inc..................................      408,909         408,909
Primark Corporation  (a).....................      263,025         263,025
Quintiles Transnational Corporation  (a).....      373,825         373,825
Reuters Holdings PLC ADR.....................      183,991         183,991
Robert Half International Inc  (a)...........      606,244         606,244
Romac International  (a).....................      452,588         452,588
Sapient Corporation (a)......................            -       1,930,914
Security Capital Group, Series B  (a)........      378,075         378,075
Service Corporation International............      343,000         343,000
Snyder Communications (a)....................            -       1,566,400
Superior Services  (a).......................      309,644         309,644
Sylvan Learning Systems  (a).................      213,694         213,694
The Vincam Group  (a)........................      201,156         201,156

                                       -      11,300     11,300        U.S.A. Waste Services (a)....................             -
                                       -      10,437     10,437        Werner Enterprise Inc. ......................             -
                                                                                                                      ------------
                                                                                                                        11,798,228

CAPITAL GOODS
                                       -       7,400      7,400        Agco Corp....................................             -
                                       -       8,950      8,950        Cable Design Technologies  (a)...............             -
                                       -      11,800     11,800        Danaher Corp.................................             -
                                       -      11,700     11,700        Donaldson Company, Inc.......................             -
                                       -       5,000      5,000        EVI Weatherford Corporation                               -
                                  68,620           -     68,620        Federal-Mogul Corporation....................     4,631,850
                                       -       8,050      8,050        IDEX Corporation.............................             -
                                       -       4,900      4,900        Kennametal Inc...............................             -
                                       -       7,000      7,000        Littlelfuse Inc.  (a)........................             -
                                  85,210           -     85,210        Monsanto Company.............................     4,761,109
                                       -      11,800     11,800        MSC Industrial Direct Company................             -
                                       -       6,950      6,950        Parker-Hannifin..............................             -
                                       -       9,300      9,300        Roper Industries.............................             -
                                  82,150           -     82,150        Solutia Inc..................................     2,356,678
                                       -       4,000      4,000        SPX Corporation..............................             -
                                  59,085           -     59,085        Tyco International Ltd.......................     3,722,355
                                       -       5,200      5,200        U.S. Filter Corporation......................             -
                                                                                                                      ------------
                                                                                                                        15,471,992

COMMUNICATIONS EQUIPMENT
                                       -       7,600      7,600        Ascend Communications Inc.                                -
                                       -       8,500      8,500        Aspect Telecommunications Corp.  (a).........             -
                                       -       8,300      8,300        Coherent Communications Systems Corp.  (a)...             -
                                       -       6,300      6,300        Comverse Technology Incorporated  (a)........             -
                                       -       8,200      8,200        DSP Communications Incorporated  (a).........             -
                                       -      11,200     11,200        Ericsson L.M. Telephone Co. ADR..............             -
                                       -      11,200     11,200        Powertel Incorporated  (a)...................             -
                                       -      10,200     10,200        WorldCom Incorporated  (a)...................             -
                                                                                                                      ------------
                                                                                                                                 -
COMPUTER / SYSTEMS
                                 113,862       7,400    121,262        Cisco Systems Inc.  (a)......................    10,482,420
                                  47,090           -     47,090        Dell Computer Corporation (a)................     4,370,541
                                  65,045           -     65,045        General Instrument Corporation (a)...........     1,768,411
                                  74,475           -     74,475        HBO & Company................................     2,625,244
                                       -      11,400     11,400        Intermedia Communications  (a)...............             -
                                                                                                                      ------------
                                                                                                                        19,246,616

COMPUTER SOFTWARE / SERVICES
                                       -       8,800      8,800        ABR Information Services Incorporated  (a)...             -
                                       -       5,800      5,800        Adobe Systems Inc............................             -
                                       -      10,700     10,700        Affiliated Computer Services  (a)............             -
                                  29,700           -     29,700        Amazon.com, Inc. (a).........................     2,962,575
                                  91,527       7,600     99,127        America Online Delaware Inc.  (a)............     9,701,862
                                   7,035           -      7,035        Aspect Development, Inc. (a).................       532,022
                                 115,910           -    115,910        Aspen Technology, Inc. (a)...................     5,853,455
                                       -      16,800     16,800        BMC Software Inc.  (a).......................             -
                                 161,765      16,600    178,365        Cadence Design Systems  (a)..................     5,055,156

U.S.A. Waste Services (a)....................       557,938       557,938
Werner Enterprise Inc. ......................       198,955       198,955
                                               --------------------------
                                                 10,943,466    22,741,694 X

Agco Corp....................................       152,163       152,163
Cable Design Technologies  (a)...............       184,594       184,594
Danaher Corp.................................       432,913       432,913
Donaldson Company, Inc.......................       276,413       276,413
EVI Weatherford Corporation                         185,625       185,625
Federal-Mogul Corporation....................             -     4,631,850
IDEX Corporation.............................       277,725       277,725
Kennametal Inc...............................       204,575       204,575
Littlelfuse Inc.  (a)........................       176,750       176,750
Monsanto Company.............................             -     4,761,109
MSC Industrial Direct Company................       336,300       336,300
Parker-Hannifin..............................       264,969       264,969
Roper Industries.............................       242,963       242,963
Solutia Inc..................................             -     2,356,678
SPX Corporation..............................       257,500       257,500
Tyco International Ltd.......................             -     3,722,355
U.S. Filter Corporation......................       145,925       145,925
                                               --------------------------
                                                  3,138,415    18,610,407 X

Ascend Communications Inc.                          376,675       376,675
Aspect Telecommunications Corp.  (a).........       232,688       232,688
Coherent Communications Systems Corp.  (a)...       388,544       388,544
Comverse Technology Incorporated  (a)........       326,813       326,813
DSP Communications Incorporated  (a).........       112,750       112,750
Ericsson L.M. Telephone Co. ADR..............       320,600       320,600
Powertel Incorporated  (a)...................       207,200       207,200
WorldCom Incorporated  (a)...................       494,063       494,063
                                               --------------------------
                                                  2,459,333     2,459,333 X

Cisco Systems Inc.  (a)......................       681,263    11,163,683
Dell Computer Corporation (a)................             -     4,370,541
General Instrument Corporation (a)...........             -     1,768,411
HBO & Company................................             -     2,625,244
Intermedia Communications  (a)...............       478,088       478,088
                                               --------------------------
                                                  1,159,351    20,405,967 X

ABR Information Services Incorporated  (a)...       209,000       209,000
Adobe Systems Inc............................       246,138       246,138
Affiliated Computer Services  (a)............       411,950       411,950
Amazon.com, Inc. (a).........................             -     2,962,575
America Online Delaware Inc.  (a)............       805,600    10,507,462
Aspect Development, Inc. (a).................             -       532,022
Aspen Technology, Inc. (a)...................             -     5,853,455
BMC Software Inc.  (a).......................       872,550       872,550
Cadence Design Systems  (a)..................       518,750     5,573,906

             -          8,700      8,700  Cambridge Technology Partners................           -        475,238     475,238
             -          7,600      7,600  CBT Group PLC ADR  (a).......................           -        406,600     406,600
             -          8,200      8,200  Citrix Systems  (a)..........................           -        560,675     560,675
             -         15,500     15,500  Compuware Corp.  (a).........................           -        792,438     792,438
             -          6,400      6,400  DST Systems Incorporated  (a)................           -        358,400     358,400
             -          9,000      9,000  Electronic Arts  (a).........................           -        486,000     486,000
             -         24,600     24,600  HBO & Co.....................................           -        867,150     867,150
             -          7,400      7,400  IDX Systems Corporation  (a).................           -        340,863     340,863
          57,145        7,500     64,645  Intuit  (a)..................................     3,500,131      459,375   3,959,506
          50,905          -       50,905  JDA Software Group, Inc. (a).................     2,227,094          -     2,227,094
         122,070          -      122,070  Microsoft Corporation (a)....................    13,229,336          -    13,229,336
             -         13,287     13,287  Network Associates Incorporated  (a).........           -        636,115     636,115
             -         10,750     10,750  Oracle Corp.  (a)............................           -        264,047     264,047
         359,935       10,200    370,135  Parametric Technology Company (a)............     9,763,237      276,675  10,039,912
          58,170       12,400     70,570  People Soft Inc.  (a)........................     2,733,990      582,800   3,316,790
             -         12,200     12,200  Saville Systems Ireland PLC..................           -        611,525     611,525
             -          5,500      5,500  Shared Medical Systems Corp..................           -        403,906     403,906
             -         10,500     10,500  Sterling Commerce Inc.  (a)..................           -        509,250     509,250
              48          -           48  Structural Dynamics Research Corporation (a).         1,110          -         1,110
             -          8,000      8,000  SunGard Data Systems Incorporated  (a).......           -        307,000     307,000
             -         11,300     11,300  Symantec Corp.  (a)..........................           -        295,213     295,213
             -          4,800      4,800  Synopsys Inc.  (a)...........................           -        219,600     219,600
             -          8,000      8,000  Visio Corporation  (a).......................           -        382,000     382,000
          41,917          -       41,917  Wind River Systems (a).......................     1,503,772          -     1,503,772
                                                                                           -----------------------------------
                                                                                           57,063,740   12,298,858  69,362,598

COMPUTER/ELECTRONIC EQUIPMENT

             -          9,940      9,940  Dionex Corporation  (a)......................           -        262,168     262,168
             -          8,000      8,000  Sanmina Corporation  (a).....................           -        347,000     347,000
             -         15,450     15,450  Symbol Technologies..........................           -        583,238     583,238
             -          9,600      9,600  Tellabs  (a).................................           -        687,600     687,600
             -          4,600      4,600  Teradyne Inc.  (a)...........................           -        123,050     123,050
             -          5,650      5,650  Thermo Electron Corporation..................           -        193,159     193,159
             -         10,500     10,500  Vitesse Semiconductor                                   -        324,188     324,188
                                                                                           -----------------------------------
                                                                                                  -      2,520,403   2,520,403

CONSUMER CYCLICALS

             -         10,700     10,700  Bed Bath & Beyond  (a).......................           -        554,394     554,394
             -          7,100      7,100  Gulfstream Aerospace Corporation  (a)........           -        330,150     330,150
             -          8,800      8,800  Harley-Davidson Inc..........................           -        341,000     341,000
             -          5,000      5,000  Harman International                                    -        192,500     192,500
             -         14,000     14,000  Leggett & Platt Inc.                                    -        350,000     350,000
             -          6,400      6,400  Lennar Corp..................................           -        188,800     188,800
             -         11,800     11,800  Lilly Industries Inc.........................           -        255,175     255,175
             -          6,900      6,900  LNR Property Corporation.....................           -        176,813     176,813
             -          5,600      5,600  National Health Investors....................           -        186,200     186,200
             -         10,700     10,700  Oakwood Homes Corp...........................           -        321,000     321,000
             -          6,700      6,700  Rouse Company................................           -        210,631     210,631
             -          9,500      9,500  Security Capital Pacific Trust...............           -        213,750     213,750
             -          9,600      9,600  Sherwin-Williams Co..........................           -        318,000     318,000
             -          6,500      6,500  TCA Cable TV Inc.                                       -        390,000     390,000

             -          9,000      9,000  Univision Communications                                  -      335,250     335,250
             -         12,300     12,300  Valspar......................................             -      487,388     487,388
             -         15,000     15,000  Williams-Sonoma Inc.  (a)....................             -      477,188     477,188
                                                                                           -----------------------------------
                                                                                                    -    5,328,239   5,328,239

CONSUMER STAPLES

          53,660          -       53,660  Delta and Pine Land Company..................     2,387,870          -     2,387,870
         260,340          -      260,340  Raisio Group Plc. (a)........................     4,731,684          -     4,731,684
                                                                                           -----------------------------------
                                                                                            7,119,554          -     7,119,554

CONSUMER/ DURABLE

             -          6,100      6,100  American Standard Companies  (a).............             -      272,594     272,594


CONSUMER/ NON-DURABLE

             -          6,200      6,200  Alberto-Culver Company.......................             -      179,800     179,800
             -          7,500      7,500  Harcourt General.............................             -      446,250     446,250
             -          8,500      8,500  International Multifoods Corporation.........             -      233,750     233,750
             -          9,200      9,200  Jones Apparel Group Inc......................             -      336,375     336,375
             -          9,447      9,447  Lancaster Colony Inc.........................             -      357,805     357,805
             -          9,525      9,525  Mattel Inc...................................             -      403,027     403,027
             -          8,300      8,300  Nautica Enterprises Inc.  (a)................             -      222,544     222,544
             -          8,800      8,800  Pioneer Hi-Bred International................             -      364,100     364,100
             -         12,000     12,000  Quiksilver Incorporated  (a).................             -      239,250     239,250
             -          4,800      4,800  Sealed Air Corporation  (a)..................             -      176,400     176,400
             -          5,753      5,753  Tootsie Roll Industries Inc..................             -      441,543     441,543
             -          6,500      6,500  Unifi Inc....................................             -      222,625     222,625
             -          6,600      6,600  Warnaco Group Inc............................             -      280,088     280,088
             -          8,500      8,500  Westwood One Inc.  (a).......................             -      214,359     214,359
             -          9,600      9,600  Wolverine World Wide.........................             -      208,200     208,200
                                                                                           -----------------------------------
                                                                                                    -    4,326,116   4,326,116

ELECTRONICS / SEMICONDUCTORS

             -          9,100      9,100  Altera Corporation  (a)......................             -      269,019     269,019
             -         10,500     10,500  Applied Materials Inc.                                    -      309,750     309,750
          27,989       10,800     38,789  Analog Devices  (a)..........................       687,480      265,275     952,755
             -          7,500      7,500  Gateway 2000 Incorporated  (a)...............             -      379,688     379,688
             -          7,000      7,000  Hubbell Incorporated, Series B...............             -      291,375     291,375
             -          4,000      4,000  Lattice Semiconductor Co.                                 -      113,625     113,625
             -          8,200      8,200  Linear Technology Corp.......................             -      494,563     494,563
          66,845       18,200     85,045  Maxim Integrated Products Inc.  (a)..........     2,118,151      576,713   2,694,864
             -          6,400      6,400  Microchip Technology Inc.  (a)...............             -      167,200     167,200
             -         11,726     11,726  Molex Inc CL A...............................             -      274,095     274,095
         123,140          -      123,140  Nokia Corporation, Class A, Sponsored ADR....     8,935,346          -     8,935,346
             -          7,300      7,300  Raychem Corp.................................             -      215,806     215,806
             -          8,700      8,700  SCI Systems Inc.  (a)........................             -      327,338     327,338
             -          7,100      7,100  SDL Incorporated  (a)........................             -      169,513     169,513
             -          7,700      7,700  Tyco International...........................             -      485,100     485,100
             -          7,500      7,500  Xilinx Inc.  (a).............................             -      255,000     255,000
                                                                                           -----------------------------------
                                                                                           11,740,977    4,594,060  16,335,037

FINANCIAL SERVICES

             -         13,300     13,300  ACE Limited..................................             -      518,700     518,700
             -          7,700      7,700  Ambac Financial Group Inc....................             -      450,450     450,450

          55,750          -       55,750  Associates First Capital Corporation, Class A     4,285,781          -     4,285,781
             -          8,100      8,100  Bank of New York Co. Inc.....................           -        491,569     491,569
             -          8,500      8,500  Charter One Financial Securities                        -        286,344     286,344
             -         11,100     11,100  City National Corp...........................           -        410,006     410,006
             -          9,100      9,100  Finova Group Inc.............................           -        515,288     515,288
             -         11,600     11,600  First American Corp., Tennessee..............           -        558,250     558,250
             -         14,100     14,100  Franklin Resources Inc.......................           -        761,400     761,400
          58,335          -       58,335  Household International......................     2,902,166          -     2,902,166
             -         11,500     11,500  Investment Technology Group  (a).............           -        316,250     316,250
             -          7,200      7,200  JSB Financial Inc............................           -        421,650     421,650
             -          5,100      5,100  Legg Mason Inc.                                         -        293,569     293,569
             -          4,868      4,868  Mercantile Bancorporation Inc................           -        245,226     245,226
             -          7,900      7,900  Mercury General Corporation..................           -        508,069     508,069
             -          6,400      6,400  MGIC Investment Corporation..................           -        365,200     365,200
             -          7,400      7,400  Northern Trust Corporation...................           -        564,250     564,250
             -          4,500      4,500  Progressive Corporation......................           -        634,500     634,500
             -         12,700     12,700  Protective Life Corporation..................           -        465,931     465,931
             -          6,500      6,500  Providian Financial Corporation                         -        510,656     510,656
             -         14,925     14,925  Raymond James Financial lnc..................           -        446,817     446,817
             -         13,800     13,800  Schwab (Charles) Corp........................           -        448,500     448,500
             -         14,000     14,000  Silicon Valley Bancshares  (a)...............           -        498,313     498,313
             -          9,300      9,300  State Street Boston Corporation..............           -        646,350     646,350
             -          9,900      9,900  SunAmerica Incorporated......................           -        568,631     568,631
             -         10,000     10,000  TCF Financial................................           -        295,000     295,000
             -         11,500     11,500  U.S. Bancorp.................................           -        494,500     494,500
             -          6,400      6,400  UICI  (a)....................................           -        174,400     174,400
                                                                                           -----------------------------------
                                                                                            7,187,947   11,889,819  19,077,766

HEALTH CARE PRODUCTS

             -          5,100      5,100  Agouron Pharmaceuticals Incorporated  (a)....           -        154,594     154,594
          82,330          -       82,330  ALZA Corporation (a).........................     3,560,772          -     3,560,772
             -          4,600      4,600  Amgen  (a)...................................           -        300,725     300,725
             -         10,600     10,600  Arterial Vascular Engineering Inc.  (a)......           -        378,950     378,950
             -          7,000      7,000  Biochem Pharma Inc.  (a).....................           -        185,500     185,500
             -          6,400      6,400  Biogen Inc.  (a).............................           -        313,600     313,600
             -          4,500      4,500  Boston Scientific Corporation  (a)...........           -        322,313     322,313
             -          6,050      6,050  Cardinal Health Inc..........................           -        567,188     567,188
          35,275          -       35,275  Centocor, Inc. (a)...........................     1,278,719          -     1,278,719
             -            175        175  Clinichen Development Inc.                              -          1,006       1,006
             -          5,600      5,600  Elan PLC ADR  (a)............................           -        360,150     360,150
          83,350          -       83,350  Eli Lilly and Company (a)....................     5,506,309          -     5,506,309
             -          5,800      5,800  Gilead Sciences Inc.  (a)....................           -        185,963     185,963
             -          9,300      9,300  Guidant Corporation..........................           -        663,206     663,206
             -          5,700      5,700  Guilford Pharmaceuticals Inc.  (a)...........           -        100,463     100,463
             -          7,200      7,200  Henry Schein Incorporated....................           -        332,100     332,100
             -          6,000      6,000  Human Genome Sciences Inc.  (a)..............           -        214,125     214,125
             -          7,800      7,800  Incyte Pharmaceuticals Incorporated  (a).....           -        266,175     266,175
             -          5,800      5,800  Isis Pharmaceuticals  (a)....................           -         79,388      79,388
             -          7,700      7,700  Life Technologies Inc........................           -        241,588     241,588
             -          6,000      6,000  Medtronic Inc................................           -        382,500     382,500

             -         15,000     15,000  Millennium Pharmaceuticals Inc  (a)..........           -        211,875     211,875
          75,104       11,000     86,104  Omnicare Inc.................................     2,863,340      419,375   3,282,715
          46,725          -       46,725  Pfizer Inc. (a)..............................     5,078,423          -     5,078,423
             -          9,900      9,900  Physio-Control International Corp.  (a)......           -        260,494     260,494
             -          5,700      5,700  Protein Design Labs Incorporated  (a)........           -        137,334     137,334
          43,400          -       43,400  Sofamor Danek Group, Inc. (a)................     3,756,813          -     3,756,813
             -          5,700      5,700  Sola International Inc.  (a).................           -        186,319     186,319
             -          8,900      8,900  Teleflex Inc.................................           -        338,200     338,200
           2,070          -        2,070  United States Surgical Corporation...........        94,444          -        94,444
         208,175          -      208,175  Warner Lambert Company.......................    14,442,141          -    14,442,141
             -          8,000      8,000  Watson Pharmaceuticals Incorporated  (a).....           -        373,500     373,500
                                                                                           -----------------------------------
                                                                                           36,580,961    6,976,631  43,557,592

HMO/HOSPITAL MANAGEMENT

             -         10,500     10,500  Concentra Managed Care Incorporated  (a).....           -        273,000     273,000
             -          6,100      6,100  Genesis Health Ventures  (a).................           -        152,500     152,500
             -         16,662     16,662  Health Management Association CL A  (a)......           -        557,136     557,136
             -          8,950      8,950  Healthcare & Retirement Corp.  (a)...........           -        352,966     352,966
             -         14,300     14,300  HealthSouth Corp.  (a).......................           -        381,631     381,631
             -          9,400      9,400  Lincare Holdings Incorporated  (a)...........           -        395,388     395,388
             -         11,500     11,500  Orthodontic Centers of America Inc  (a)......           -        240,781     240,781
             -          2,100      2,100  PacifiCare Health Systems  (a)...............           -        185,588     185,588
             -          8,600      8,600  PhyCor Inc.  (a).............................           -        142,438     142,438
             -         12,150     12,150  Quorum Health Group Incorporated  (a)........           -        321,975     321,975
             -          8,915      8,915  Tenet Healthcare Corp.  (a)..................           -        278,594     278,594
             -         18,279     18,279  Total Renal Care Holdings Incorporated  (a)..           -        630,626     630,626
             -          6,100      6,100  United HealthCare Corp.......................           -        387,350     387,350
             -          7,800      7,800  Universal Health Services  (a)...............           -        455,325     455,325
                                                                                           -----------------------------------
                                                                                                  -      4,755,298   4,755,298

MEDIA
             -          9,000      9,000  360 Communications Company  (a)..............           -        288,000     288,000
             -         12,200     12,200  Belo (A.H.) Corp.............................           -        297,375     297,375
         126,430          -      126,430  CBS Corporation (a)..........................     4,014,153          -     4,014,153
             -          5,100      5,100  Centennial Cellular Corp.  (a)...............           -        190,294     190,294
             -          3,600      3,600  Central Newspaper Inc........................           -        251,100     251,100
          59,405        9,200     68,605  Chancellor Media Corporation  (a)............     2,949,830      456,838   3,406,668
             -          9,300      9,300  Clear Channel Communications Inc.  (a).......           -      1,014,863   1,014,863
             -          9,800      9,800  Cox Communications  (a)......................           -        474,688     474,688
             -          6,400      6,400  Emmis Broadcasting Corp.  (a)................           -        306,000     306,000
             -          7,600      7,600 Jacor Communications Inc.  (a)...............            -        448,400     448,400
             -          9,000      9,000 Meredith Corporation.........................            -        422,438     422,438
             -         27,600     27,600 Outdoor Systems..............................            -        772,800     772,800
         328,421          -      328,421 TCI Ventures, Class A (a)....................      6,588,943          -     6,588,943
         173,702          -      173,702 Time Warner Inc..............................     14,840,665          -    14,840,665
             -          3,900      3,900 U.S. Cellular Corp.  (a).....................            -        119,925     119,925
           7,295          -        7,295 United International Holdings, Inc. (a)......        116,720          -       116,720
             -          8,700      8,700 Valassis Communications  (a).................            -        335,494     335,494
             -          7,100      7,100 Vodafone Group PLC ADR.......................            -        895,044     895,044
                                                                                           ------------------------------------
                                                                                           28,510,311    6,273,259  34,783,570

OIL & GAS

                             -   3,500      3,500  Cooper Cameron Corporation                        -    178,500    178,500


                     1,731,236       -  1,731,236  Ocean Rig ASA (a)......................   1,287,668             1,287,668
                             -   4,500      4,500  Sonat Inc.                                        -    173,813    173,813
                             -   6,000      6,000  Veritas DGC Inc.                                  -    299,625    299,625
                                                                                             -------------------------------
                                                                                             1,287,668    651,938  1,939,606  X

OTHER TECHNOLOGY
                             -   8,500      8,500  BE Aerospace  (a)......................           -    247,563    247,563
                             -   7,500      7,500  Cognex Corp.  (a)......................           -    138,750    138,750
                             -   6,500      6,500  Diebold Incorporated...................           -    187,688    187,688
                             -  13,200     13,200  EMC Corp-Mass  (a).....................           -    591,525    591,525
                             -   5,500      5,500  First Data Corporation                            -    183,219    183,219
                             -  13,200     13,200  Sun Microsystems Inc.  (a).............           -    573,375    573,375
                                                                                             -------------------------------
                                                                                                     -  1,922,120  1,922,120  X
RESOURCES
                             -  11,600     11,600  AES Corp.  (a).........................           -    609,725    609,725
                             -   6,800      6,800  Apache Corp............................           -    214,200    214,200
                             -   9,300      9,300  B J Services Co.  (a)..................           -    270,281    270,281
                             -   5,900      5,900  Barrett Resources Corporation Inc.  (a)           -    220,881    220,881
                             -   6,100      6,100  Camco International Inc................           -    475,038    475,038
                             -   6,600      6,600  Devon Energy Corporation...............           -    230,588    230,588
                             -  11,900     11,900  Ecolab.................................           -    368,900    368,900
                             -   6,700      6,700  Noble Affiliates.......................           -    254,600    254,600
                             -  10,000     10,000  Noble Drilling Corporation.............           -    240,625    240,625
                             -   4,600      4,600  Nuevo Energy Co.  (a)..................           -    147,775    147,775
                             -   8,000      8,000  Ocean Energy Incorporated  (a).........           -    156,500    156,500
                             -  12,000     12,000  Pride International Inc.  (a)..........           -    203,250    203,250
                             -  12,000     12,000  Sigma-Aldrich Corporation..............           -    421,500    421,500
                             -   8,200      8,200  Smith International  (a)...............           -    285,463    285,463
                             -  17,200     17,200  Sybron International Corp.  (a)........           -    434,300    434,300
                             -  11,100     11,100  Tosco Corp.............................           -    326,063    326,063
                             -   7,500      7,500  Waters Corporation  (a)................           -    442,031    442,031
                                                                                             -------------------------------
                                                                                                     -  5,301,720  5,301,720  X
RETAIL SALES
                             -  12,900     12,900  Autozone Inc.                                     -    411,994    411,994
                             -   9,000      9,000  BJS Wholesale Club Inc.                           -    365,625    365,625
                             -   9,400      9,400  CVS Corporation                                   -    366,013    366,013
                             -  12,100     12,100  Borders Group Incorporated  (a)........           -    447,700    447,700
                             -   4,000      4,000  CDW Computer Centers Inc...............           -    200,000    200,000
                             -   8,700      8,700  Circuit City Stores Inc................           -    407,813    407,813
                             -   9,500      9,500  CompUSA Inc.  (a)......................           -    171,594    171,594
                             -   7,600      7,600  Consolidated Stores  (a)...............           -    275,500    275,500
                        51,335       -     51,335  Costco Companies, Inc. (a).............   3,237,313          -  3,237,313
                             -  22,891     22,891  Dollar General Corp....................           -    905,625    905,625
                             -   8,030      8,030  Fred Meyer Incorporated  (a)...........           -    341,275    341,275
                             -  10,800     10,800  Host Marriott  (a).....................           -    192,375    192,375
                             -   9,000      9,000  Kohls Corporation                                 -    466,875    466,875
                             -  10,800     10,800  Land's End Inc.  (a)...................           -    341,550    341,550
                             -   8,700      8,700  Mirage Resorts  (a)...................            -    185,419    185,419

                              -     9,000     9,000  Office Depot Inc.                                 -    284,063     284,063
                              -    14,300    14,300  OfficeMax Incorporated  (a)...........            -    235,950     235,950
                              -     6,800     6,800  Outback Steakhouse Inc.  (a)..........            -    265,200     265,200
                              -     9,600     9,600  Richfood Holdings.....................            -    198,600     198,600
                              -    13,400    13,400  Safeway Inc.  (a).....................            -    545,213     545,213
                              -     6,200     6,200  Starbucks Corp.  (a)..................            -    331,313     331,313
                              -    13,650    13,650  The Men's Wearhouse Inc.  (a).........            -    450,450     450,450
                              -     9,100     9,100  Tiffany & Company.....................            -    436,800     436,800
                              -    19,600    19,600  TJX Companies.........................            -    472,850     472,850
                              -    10,200    10,200  Viking Office Products  (a)...........            -    320,025     320,025
                              -    10,500    10,500  Zale Corp.  (a).......................            -    334,031     334,031
                                                                                             ----------------------------------
                                                                                               3,237,313  8,953,853  12,191,166  X
TECHNOLOGY
                              -     6,900     6,900  McLeod USA Inc.                                   -    268,238     268,238
                              -     9,000     9,000  Nextel Communication Inc.                         -    223,875     223,875
                         25,675         -    25,675  Orbital Sciences Corporation (a)......      959,603          -     959,603
                         80,570         -    80,570  Pittway Corporation, Class A..........    5,952,109          -   5,952,109
                              -     5,000     5,000  Sofamor Danex Group                               -    432,813     432,813
                        114,710         -   114,710  UNUM Corporation......................    6,366,405          -   6,366,405
                              -     8,000     8,000  VISX Inc.                                         -    476,000     476,000
                                                                                             ----------------------------------
                                                                                              13,278,117  1,400,926  14,679,043  X
UTILITIES /
TELECOMMUNICATIONS
                         77,790         -    77,790  At Home Corporation (a)...............    3,680,439          -   3,680,439
                        335,745         -   335,745  Comcast Corporation, Class A..........   13,629,149          -  13,629,149
                         77,665         -    77,665  Cox Communications, Inc., Class A (a).    3,761,898          -   3,761,898
                         60,920         -    60,920  Liberty Media Group (a)...............    2,364,458          -   2,364,458
                        266,790         -   266,790  MediaOne Group Inc. (a)...............   11,722,086          -  11,722,086
                        337,589         -   337,589  Tele-Communications, Inc., Class A (a)   12,976,080          -  12,976,080
                        362,722         -   362,722  Telecom Italia SPA....................    2,671,292          -   2,671,292
                              1         -         1  US West, Inc..........................           23          -          23
                        114,510         -   114,510  Western Wireless Corporation (a)......    2,283,043          -   2,283,043
                                                                                             ----------------------------------
                                                                                              53,088,468          -  53,088,468  X
MISCELLANEOUS
                              -    13,000    13,000  Allied Waste Industries Inc.                      -    312,000     312,000
                              -     8,300     8,300  ASA Holding Inc.                                  -    411,857     411,857
                                                                                             ----------------------------------
                                                                                                       -    723,857     723,857  X

                                                        Total Common Stocks                  279,047,749 96,209,006 375,256,755

                                 PRINCIPAL AMOUNT
REPURCHASE
AGREEMENT - 0.5%
                              - 1,998,343 1,998,343  State Street Bank & Trust Co. Master
                                                     Repurchase Agreement, 4.25%, dated
                                                     6/30/98 due 7/1/98, Collateralized
                                                     by U.S. Government Securities                     -  1,998,343   1,998,343

                                                     TOTAL INVESTMENTS - 100.1% (COST
                                                     $286,195,572)                           279,047,749 98,207,349 377,255,098


                                                     OTHER ASSETS AND LIABILITIES,
                                                     NET - (0.1%)                                506,420   (780,543)   (274,123)

                                            TOTAL NET ASSETS - 100.0%                        279,554,169 97,426,806 376,980,975


(a) Non-Income
    producing security.


                                                                           212,485,953.00
                                                                            73,709,619.00
                                                                           286,195,572.00

WM GROUP U.S. GOVERNMENT SECURITIES FUND & GRIFFIN U.S. GOVERNMENT INCOME FUND

Notes to Pro Forma Financial Statements (unaudited)

1.   Basis of Combination

     The pro forma combined financial statements reflect the combined financial position of the WM Group U.S. Government Securities Fund and the Griffin U.S. Government Income Fund at April 30, 1998 and the pro forma combined results of operations for the year ended December 30, 1997 and the four month period ended April 30, 1998 as though the reorganization had occurred on January 1, 1997.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin U.S. Government Income Fund in exchange for shares of WM Group U.S. Government Securities Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at amortized cost which approximates fair value. Historical cost amounts represent the combined cost basis of the securities.

3.   Pro Forma Statements of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Griffin shares into WM Group shares based upon the net asset value of the WM Group shares at April 30, 1998.

4.   Pro Forma Statements of Operations

                                  WM TRUST II

                                   FORM N-14
                                    PART C

                               OTHER INFORMATION


Item 15.  Indemnification
          ---------------

     Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement Form N-1A (filed on March 27, 1998) (Registration Nos. 033-27489 and 811-05775).

Item 16.  Exhibits
          --------

1 (a)         Master Trust Agreement, dated February 22, 1989.(1)

1 (b)-1       Amendment No. 1 to the Trust's Master Trust Agreement, dated May 10, 1989.(1)

1 (b)-2       Amendment No. 2 to the Trust's Master Trust Agreement, dated May 22, 1989.(1)

1 (b)-3       Amendment No. 3 to the Trust's Master Trust Agreement dated May 24, 1989.(1)

1 (b)-4       Amendment No. 4 to the Trust's Master Trust Agreement dated May 7, 1990.(1)

1 (b)-5       Amendment No. 5 to the Trust's Master Trust Agreement dated December 4, 1991.(1)

1 (b)-6       Amendment No. 6 to the Trust's Master Trust Agreement dated January 30, 1992.(1)

1 (b)-7       Amendment No. 7 to the Trust's Master Trust Agreement dated September 10, 1992.(1)

1 (b)-8       Amendment No. 8 to the Trust's Master Trust Agreement dated September 22,
              1993.(1)

1 (b)-9       Amendment No. 9 to the Trust's Master Trust Agreement dated March 13, 1994.(1)

1 (b)-10      Amendment No. 10 to the Trust's Master Trust Agreement dated January 20, 1995.(1)

1 (b)-11      Amendment No. 11 to the Trust's Master Trust Agreement dated July 19, 1996.(1)

1 (b)-12      Amendment No. 12 to the Trust's Agreement and Declaration of Trust, dated March
              20, 1998.(2)

2             By-Laws of the Trust.(1)


3           Not Applicable.

4           Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to the
            Prospectus/Proxy Statement set forth as Part A hereof.

5           Article V, Shareholders' Voting Powers and Meetings, of the Agreement and
            Declaration of Trust, as amended and Article 11, Shareholders' Voting Powers and
            Meetings, of the By-laws.(1)

6 (a)-1     Investment Management Agreement, dated January 30, 1998, between the Trust and
            WM Advisors, Inc. ("WM Advisors"), with respect to the Short Term High Quality
            Bond, California Money and Target Maturity 2002 Funds.(2)

6 (a)-2     Investment Management Agreement, dated March 20, 1998, between the Trust and
            WM Advisors, with respect to the  Growth, Emerging Growth, International Growth,
            California Municipal, California Insured Intermediate Municipal and Florida Insured
            Municipal Funds.(2)

6 (b)-1     Investment Sub-Advisory Agreement between WM Advisors and Janus Capital
            Corporation, dated March 20, 1998 with respect to the Growth Fund.(2)

6 (b)-2     Investment Sub-Advisory Agreement, dated March 20, 1998 between the Trust and
            Van Kampen American Capital Management, Inc., with respect to the California
            Municipal Fund, Florida Insured Municipal Fund and California Insured Intermediate
            Municipal Fund.(2)

7 (a)       Distribution Agreement, dated March 20, 1998, between the Trust and WM Funds
            Distributor, Inc.(2)

7 (b)       Transfer Agent Contract, dated March 20, 1998, between the Trust, WM Strategic
            Asset Management Portfolios, and WM Prime Income Funds and WM Shareholder
            Services, Inc.(2)

8           Not Applicable.

9 (a)-1     Custody Agreement, dated as of March 20, 1998, between the Trust and Boston Safe
            Deposit & Trust Company.(2)

10 (a)      Distribution Plan for Class A shares dated March 24, 1998.(3)

10 (b)      Distribution Plan for Class B shares dated March 24, 1998.(2)

11          Opinion and Consent of Counsel as to legality of securities being registered is filed herewith.



12          Opinion of counsel as to tax matters to be filed by amendment.

13          Not Applicable.

14          Consent of Independent Auditor is filed herewith.

15          Not Applicable.

16          Powers of Attorney are filed herewith.

_______


(1) Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-27489 and 811-05775), filed on August 28, 1997.

(2) Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-27489 and 811-05775), filed on March 27, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-27489 and 811-05775), filed on October 30, 1996.

Item 17.  Undertakings
          ------------

                   (1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                   (2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                   (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES
                                   ----------

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Seattle and State of Washington on the 30th day of October, 1998.

                                    WM TRUST II

                                        /s/ William G. Papesh
                                    By:____________________________________
                                      William G. Papesh
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

    Signature                     Title(s)               Date
    ---------                     -----                  ----

/s/ William G. Papesh             President and          October 30, 1998
------------------------          Trustee
William G. Papesh


/s/ William G. Papesh             Vice President and     October 30, 1998
------------------------          Treasurer
Monte D. Calvin

/s/ David E. Anderson*            Trustee                October 30, 1998
------------------------
David E. Anderson

/s/ Wayne L. Attwood*             Trustee                October 30, 1998
------------------------
Wayne L. Attwood, M.D.

/s/ Arthur H. Bernstein, Esq.*    Trustee                October 30, 1998
------------------------------
Arthur H. Bernstein

/s/ Kristianne Blake*             Trustee                October 30, 1998
------------------------
Kristianne Blake

/s/ Edmond R. Davis*              Trustee                October 30, 1998
---------------------
Edmond R. Davis

                                   Trustee             October ___, 1998
----------------------
John W. English

/s/ Anne V. Farrell*               Trustee             October 30, 1998
----------------------
Anne V. Farrell

/s/ Michael K. Murphy*             Trustee             October 30, 1998
----------------------
Michael K. Murphy


/s/ Daniel L. Pavelich*            Trustee             October 30, 1998
-----------------------
Daniel L. Pavelich


/s/ Alfred E. Osborne, Jr. Ph.D.*  Trustee             October 30, 1998
---------------------------------
Alfred E. Osborne, Jr. Ph.D.


                                   Trustee             October ___, 1998
-----------------------
Jay Rockey


/s/ Richard C. Yancey*             Trustee             October 30, 1998
-----------------------
Richard C. Yancey

*By:   /s/ Monte D. Calvin
       ---------------------------------
       Monte D. Calvin
       Attorney-in-Fact